TABLE OF CONTENTS
Victory
Portfolios III

Victory Cornerstone Equity Fund
2
Victory Cornerstone Moderately Conservative Fund
4
Victory Cornerstone Conservative Fund
8
Victory Cornerstone Moderately Aggressive Fund
10
Victory Cornerstone Aggressive Fund
18
Victory Cornerstone Moderate Fund
26
Victory International Fund
30
Victory Target Managed Allocation Fund
44
Victory Global Equity Income Fund
53
Victory Sustainable World Fund
58
Victory Emerging Markets Fund
69
Victory Precious Metals and Minerals Fund
78
Victory Tax Exempt Long-Term Fund
80
Victory Tax Exempt Intermediate-Term Fund
95
Victory Tax Exempt Short-Term Fund
121
Victory Growth & Tax Strategy Fund
131
Victory Government Securities Fund
149
Victory Virginia Bond Fund
154
Victory California Bond Fund
159
Victory New York Bond Fund
164

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (46.0%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 320,458 $ 18,053
VictoryShares Free Cash Flow ETF .......................................... 521,092 20,229
VictoryShares Free Cash Flow Growth ETF .................................... 707,968 20,108
VictoryShares International Value Momentum ETF ............................... 357,611 22,385
VictoryShares Small Cap Free Cash Flow ETF .................................. 186,062 5,463
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 125,594 11,591
VictoryShares US Value Momentum ETF(a) .................................... 149,156 13,768
VictoryShares WestEnd U.S. Sector ETF ...................................... 592,787 28,296
Total Affiliated Exchange-Traded Funds (Cost $102,995)
a
a
a
139,893
Affiliated Mutual Funds (53.2%)
Victory 500 Index Fund, Reward Shares ....................................... 686,243 58,791
Victory Emerging Markets Fund, Institutional Shares ............................. 336,531 8,986
Victory Income Stock Fund, Institutional Shares ................................. 636,854 12,533
Victory International Fund, Institutional Shares .................................. 941,514 31,343
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 406,193 25,533
Victory Pioneer International Equity Fund, Class Y ............................... 652,238 22,104
Victory Precious Metals and Minerals Fund, Institutional Shares(b) ................... 45,942 2,178
Total Affiliated Mutual Funds (Cost $98,364)
a
a
a
161,468
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.91%(c) ........ 58,594 58
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.91%(c) ............ 58,594 58
Invesco Government & Agency Portfolio, Institutional Shares, 3.92%(c) ............... 58,594 59
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.91%(c) . 58,594 59
Total Collateral for Securities Loaned (Cost $234)
a
a
a
234
Total Investments (Cost $201,593) — 99.3% 301,595
Other assets in excess of liabilities —  0.7% 2,084
NET ASSETS - 100.00% $ 303,679
At November 30, 2025, the foreign securities held by the underlying Funds were 34.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on November 30, 2025.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Equity Fund
Victory 500 Index Fund,
Reward Shares ......... $ 50,274 $ 1,913 $ (1,201) $ 36 $ 7,769 $ 58,791 686,243 $ 413 $ —
Victory Emerging Markets
Fund, Institutional Shares . 5,585 1,700 — — 1,701 8,986 336,531 — —
Victory Income Stock Fund,
Institutional Shares ...... 11,582 172 — — 779 12,533 636,854 172 —
Victory International Fund,
Institutional Shares ...... 43,238 2,500 (22,385) 2,667 5,323 31,343 941,514 — —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 18,792 1,987 — — 4,754 25,533 406,193 — —
Victory Pioneer International
Equity Fund, Class Y ..... — 21,838 — — 266 22,104 652,238 638 —

Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... $ 1,045 $ — $ — $ — $ 1,133 $ 2,178 45,942 $ — $ —
Victory Target Managed
Allocation Fund ........ 11,264 — (11,051) 1,113 (1,326) — — — —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 14,821 — — — 3,232 18,053 320,458 482 —
VictoryShares Free Cash Flow
ETF ................. 14,908 3,388 — — 1,933 20,229 521,092 207 —
VictoryShares Free Cash Flow
Growth ETF ........... 8,114 8,877 — — 3,117 20,108 707,968 4 —
VictoryShares International
Value Momentum ETF ... 24,249 — (7,880) 1,163 4,853 22,385 357,611 961 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 4,142 638 — — 683 5,463 186,062 41 —
VictoryShares US Small Mid
Cap Value Momentum ETF 8,625 1,797 — — 1,169 11,591 125,594 137 —
VictoryShares US Value
Momentum ETF ........ 14,200 1,125 (2,858) 728 573 13,768 149,156 182 —
VictoryShares WestEnd U.S.
Sector ETF ............ 20,931 3,660 — — 3,705 28,296 592,787 122 —
$ 251,770 $ 49,595 $ (45,375) $ 5,707 $ 39,664 $ 301,361 6,666,243 $ 3,359 $ —

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (14.5%)
Communication Services (1.6%):
Alphabet, Inc. , Class A ................................................... 2,906 $ 930
AT&T, Inc. ........................................................... 17,438 454
Comcast Corp. , Class A .................................................. 13,016 347
Meta Platforms, Inc. , Class A .............................................. 1,317 853
Verizon Communications, Inc. .............................................. 9,354 385
2,969
Consumer Discretionary (0.8%):
Booking Holdings, Inc. ................................................... 53 260
Darden Restaurants, Inc. .................................................. 880 158
Expedia Group, Inc. ..................................................... 1,116 285
Lennar Corp. , Class A .................................................... 1,659 218
Lowe's Cos., Inc. ....................................................... 290 70
NIKE, Inc. , Class B ..................................................... 461 30
Tapestry, Inc. .......................................................... 909 99
The Home Depot, Inc. ................................................... 980 350
1,470
Consumer Staples (1.3%):
Altria Group, Inc. ....................................................... 9,411 555
Archer-Daniels-Midland Co. ............................................... 1,936 118
Kimberly-Clark Corp. .................................................... 2,434 266
PepsiCo, Inc. .......................................................... 2,610 388
Philip Morris International, Inc. ............................................. 4,458 702
Sysco Corp. ........................................................... 2,601 198
Target Corp. .......................................................... 1,584 143
2,370
Energy (0.3%):
Devon Energy Corp. ..................................................... 4,495 167
EOG Resources, Inc. .................................................... 1,090 118
Marathon Petroleum Corp. ................................................ 1,466 284
ONEOK, Inc. .......................................................... 858 62
631
Financials (1.4%):
American Express Co. ................................................... 2,158 788
Ameriprise Financial, Inc. ................................................. 736 336
Everest Group Ltd. ...................................................... 314 99
JPMorgan Chase & Co. .................................................. 1,265 396
The Goldman Sachs Group, Inc. ............................................ 1,148 948
2,567
Health Care (1.9%):
AbbVie, Inc. .......................................................... 3,145 716
Bristol-Myers Squibb Co. ................................................. 7,438 366
Cardinal Health, Inc. .................................................... 1,775 377
CVS Health Corp. ...................................................... 3,771 303
Gilead Sciences, Inc. .................................................... 6,413 807
Merck & Co., Inc. ...................................................... 5,030 527
Pfizer, Inc. ............................................................ 17,788 458
The Cigna Group ....................................................... 315 87
3,641
Industrials (1.2%):
A.O. Smith Corp. ....................................................... 913 60
Automatic Data Processing, Inc. ............................................ 395 101
Caterpillar, Inc. ........................................................ 1,553 894
Cummins, Inc. ......................................................... 130 65
FedEx Corp. .......................................................... 1,130 311
Lockheed Martin Corp. ................................................... 380 174
Masco Corp. .......................................................... 1,609 104
Otis Worldwide Corp. .................................................... 2,305 205
Paychex, Inc. .......................................................... 158 18

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
United Parcel Service, Inc. , Class B .......................................... 3,256 $ 312
2,244
Information Technology (5.2%):
Accenture PLC , Class A .................................................. 1,657 414
Apple, Inc. ........................................................... 5,892 1,643
Applied Materials, Inc. ................................................... 2,821 712
Broadcom, Inc. ........................................................ 2,125 856
Cisco Systems, Inc. ..................................................... 8,871 683
Cognizant Technology Solutions Corp. , Class A ................................. 3,339 259
Dell Technologies, Inc. , Class C ............................................ 2,748 366
HP, Inc. .............................................................. 2,031 50
KLA Corp. ........................................................... 682 802
Lam Research Corp. ..................................................... 6,391 997
Microsoft Corp. ........................................................ 3,406 1,676
Monolithic Power Systems, Inc. ............................................ 16 15
NetApp, Inc. .......................................................... 1,513 169
NXP Semiconductors NV ................................................. 1,931 376
QUALCOMM, Inc. ..................................................... 3,301 555
TE Connectivity PLC .................................................... 886 200
9,773
Materials (0.2%):
LyondellBasell Industries NV , Class A ........................................ 1,879 92
Steel Dynamics, Inc. ..................................................... 1,131 190
282
Real Estate (0.2%):
American Tower Corp. ................................................... 246 45
Crown Castle, Inc. ...................................................... 792 72
Equinix, Inc. .......................................................... 122 92
Prologis, Inc. .......................................................... 997 128
Welltower, Inc. ......................................................... 229 48
385
Utilities (0.4%):
Evergy, Inc. ........................................................... 1,687 131
Eversource Energy ...................................................... 3,206 215
FirstEnergy Corp. ....................................................... 4,477 214
NRG Energy, Inc. ....................................................... 1,508 256
816
Total Common Stocks (Cost $18,462)
a
a
a
27,148
Exchange-Traded Funds (41.4%)
Invesco DB Commodity Index Tracking Fund (a) ................................ 22,900 528
Invesco RAFI Developed Markets ex-US ETF .................................. 35,176 2,244
Invesco RAFI Emerging Markets ETF ........................................ 30,630 794
iShares 0-5 Year TIPS Bond ETF ............................................ 14,091 1,452
iShares 1-3 Year Treasury Bond ETF (b) ....................................... 35,334 2,936
iShares 20+ Year Treasury Bond ETF ......................................... 32,881 2,966
iShares 7-10 Year Treasury Bond ETF (b) ...................................... 36,240 3,533
iShares Core MSCI Emerging Markets ETF .................................... 8,000 537
iShares Core S&P 500 ETF ................................................ 15,926 10,939
iShares Core S&P Small-Cap ETF ........................................... 18,364 2,220
iShares Core U.S. Aggregate Bond ETF ....................................... 96,658 9,745
iShares J.P. Morgan USD Emerging Markets Bond ETF ........................... 13,613 1,317
iShares MSCI Canada ETF ................................................ 33,467 1,764
iShares MSCI International Momentum Factor ETF .............................. 50,325 2,435
iShares MSCI International Quality Factor ETF (b) ............................... 50,867 2,285
iShares MSCI Japan ETF (b) ............................................... 11,393 946
iShares Russell 1000 Growth ETF ........................................... 2,497 1,190
JPMorgan BetaBuilders Canada ETF (b) ....................................... 19,478 1,760
Schwab Fundamental Emerging Markets Equity ETF ............................. 22,434 831
Schwab Fundamental International Equity ETF ................................. 89,866 4,039
Schwab Fundamental International Small Equity ETF ............................. 47,088 2,130

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
SPDR Gold Shares (a) .................................................... 6,427 $ 2,493
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 497
Vanguard FTSE All-World ex-US ETF ........................................ 31,881 2,326
Vanguard FTSE Developed Markets ETF ...................................... 23,301 1,435
Vanguard FTSE Emerging Markets ETF ...................................... 46,165 2,507
Vanguard FTSE Europe ETF ............................................... 22,934 1,870
Vanguard Real Estate ETF ................................................ 7,052 644
Vanguard Short-Term Corporate Bond ETF (b) .................................. 10,471 838
Vanguard Small-Cap Value ETF (b) .......................................... 8,408 1,780
Vanguard Total Bond Market ETF ........................................... 38,906 2,909
Vanguard Total Stock Market ETF ........................................... 11,954 4,020
Total Exchange-Traded Funds (Cost $64,947)
a
a
a
77,910
Affiliated Exchange-Traded Funds (43.8%)
VictoryShares Core Intermediate Bond ETF .................................... 805,047 38,482
VictoryShares Core Plus Intermediate Bond ETF ................................ 1,068,957 23,683
VictoryShares Emerging Markets Value Momentum ETF .......................... 19,770 1,114
VictoryShares Free Cash Flow Growth ETF .................................... 210,807 5,987
VictoryShares International Free Cash Flow Growth ETF .......................... 77,555 2,127
VictoryShares Short-Term Bond ETF ......................................... 82,859 4,225
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 265,000 6,764
Total Affiliated Exchange-Traded Funds (Cost $86,373)
a
a
a
82,382
Collateral for Securities Loaned (3.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .91% (c) ........ 1,837,423 1,838
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .91% (c) ............ 1,837,423 1,838
Invesco Government & Agency Portfolio, Institutional Shares , 3 .92% (c) ............... 1,837,423 1,837
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .91% (c) . 1,837,423 1,837
Total Collateral for Securities Loaned (Cost $7,350)
a
a
a
7,350
Total Investments (Cost $177,132) — 103.6% 194,790
Liabilities in excess of other assets —  (3.6)% (6,717)
NET ASSETS - 100.00% $ 188,073
At November 30, 2025, the Fund's investments in foreign securities were 17.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on November 30, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Conservative Fund
VictoryShares Core
Intermediate Bond ETF ... $ 49,190 $ — $ (11,120) $ (1,877) $ 2,289 $ 38,482 805,047 $ 1,251 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 15,284 8,018 — — 381 23,683 1,068,957 661 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 452 496 — — 166 1,114 19,770 27 —
VictoryShares Free Cash Flow
Growth ETF ........... 3,332 1,761 — — 894 5,987 210,807 1 —
VictoryShares International
Free Cash Flow Growth ETF — 2,023 — — 104 2,127 77,555 — —

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Short-Term
Bond ETF ............ $ 4,198 $ — $ — $ — $ 27 $ 4,225 82,859 $ 145 $ —
VictoryShares WestEnd
Economic Cycle Bond ETF 3,537 3,098 — — 129 6,764 265,000 168 —
$ 75,993 $ 15,396 $ (11,120) $ (1,877) $ 3,990 $ 82,382 2,529,995 $ 2,253 $ —

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (36.7%)
VictoryShares Core Intermediate Bond ETF .................................... 507,145 $ 24,242
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 3,133
VictoryShares Free Cash Flow ETF .......................................... 90,000 3,494
VictoryShares Free Cash Flow Growth ETF .................................... 90,000 2,556
VictoryShares Hedged Equity Income ETF ..................................... 70,000 1,906
VictoryShares International Value Momentum ETF ............................... 93,597 5,859
VictoryShares Pioneer Asset-Based Income ETF ................................. 140,000 3,493
VictoryShares Short-Term Bond ETF ......................................... 609,469 31,080
VictoryShares Small Cap Free Cash Flow ETF .................................. 44,000 1,292
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,712
VictoryShares US Value Momentum ETF ...................................... 25,995 2,399
VictoryShares WestEnd U.S. Sector ETF ...................................... 102,587 4,897
Total Affiliated Exchange-Traded Funds (Cost $79,182)
a
a
a
86,063
Affiliated Mutual Funds (62.5%)
Victory 500 Index Fund, Reward Shares ....................................... 121,404 10,401
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 5,809,382 54,434
Victory Emerging Markets Fund, Institutional Shares ............................. 207 5
Victory Government Securities Fund, Institutional Shares .......................... 3,000,932 27,128
Victory High Income Fund, Institutional Shares ................................. 1,485,894 10,342
Victory Income Fund, Institutional Shares ..................................... 1,525,573 17,986
Victory Income Stock Fund, Institutional Shares ................................. 91,495 1,801
Victory International Fund, Institutional Shares .................................. 219,611 7,311
Victory Market Neutral Income Fund, Class I ................................... 1,318,212 11,455
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 58,774 3,695
Victory Precious Metals and Minerals Fund, Institutional Shares(a) ................... 39,903 1,892
Victory Short-Term Bond Fund, Institutional Shares .............................. 2 –(b)
Total Affiliated Mutual Funds (Cost $142,613)
a
a
a
146,450
Total Investments (Cost $221,795) — 99.2% 232,513
Other assets in excess of liabilities —  0.8% 1,760
NET ASSETS - 100.00% $ 234,273
At November 30, 2025, the foreign securities held by the underlying Funds were 12.7% of net assets.
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 8,274 $ 1,575 $ (995) $ 61 $ 1,486 $ 10,401 121,404 $ 75 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 50,492 3,306 — — 636 54,434 5,809,382 1,818 —
Victory Emerging Markets
Fund, Institutional Shares . 4 — — — 1 5 207 — —
Victory Government Securities
Fund, Institutional Shares . 25,149 1,542 — — 437 27,128 3,000,932 747 —
Victory High Income Fund,
Institutional Shares ...... 9,748 516 — — 78 10,342 1,485,894 516 —
Victory Income Fund,
Institutional Shares ...... 17,221 548 — — 217 17,986 1,525,573 548 —
Victory Income Stock Fund,
Institutional Shares ...... 1,664 25 — — 112 1,801 91,495 25 —

Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory International Fund,
Institutional Shares ...... $ 7,355 $ — $ (1,496) $ 200 $ 1,252 $ 7,311 219,611 $ — $ —
Victory Market Neutral Income
Fund, Class I .......... 9,970 1,265 — — 220 11,455 1,318,212 365 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 3,022 — — — 673 3,695 58,774 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 1,455 — (729) 376 790 1,892 39,903 — —
Victory Short-Term Bond
Fund, Institutional Shares . 8 —* (8) —* —* —* 2 —* —
Victory Target Managed
Allocation Fund ........ 4,770 — (4,587) 352 (535) — — — —
VictoryShares Core
Intermediate Bond ETF ... 20,653 3,255 — — 334 24,242 507,145 641 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 2,572 — — — 561 3,133 55,618 84 —
VictoryShares Free Cash Flow
ETF ................. 3,179 — — — 315 3,494 90,000 38 —
VictoryShares Free Cash Flow
Growth ETF ........... 1,420 665 — — 471 2,556 90,000 1 —
VictoryShares Hedged Equity
Income ETF ........... — 1,830 — — 76 1,906 70,000 49 —
VictoryShares International
Value Momentum ETF ... 4,655 — — — 1,204 5,859 93,597 194 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 3,515 — — (22) 3,493 140,000 45 —
VictoryShares Short-Term
Bond ETF ............ 29,868 1,016 — — 196 31,080 609,469 1,047 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 489 638 — — 165 1,292 44,000 8 —
VictoryShares US Small Mid
Cap Value Momentum ETF 1,530 — — — 182 1,712 18,550 22 —
VictoryShares US Value
Momentum ETF ........ 2,182 — — — 217 2,399 25,995 30 —
VictoryShares WestEnd U.S.
Sector ETF ............ 3,404 776 — — 717 4,897 102,587 22 —
$ 209,084 $ 20,472 $ (7,815) $ 989 $ 9,783 $ 232,513 15,518,350 $ 6,275 $ —
*
Rounds to less than $1 thousand.

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (26.7%)
Communication Services (2.5%):
Alphabet, Inc. , Class A ................................................... 132,521 $ 42,431
Alphabet, Inc. , Class C ................................................... 12,637 4,045
Cargurus, Inc. (a) ....................................................... 6,105 215
Comcast Corp. , Class A .................................................. 125,190 3,341
Fox Corp. , Class A ...................................................... 3,623 237
Gray Media, Inc. ....................................................... 25,229 124
IDT Corp. , Class B ...................................................... 3,525 176
Meta Platforms, Inc. , Class A .............................................. 6,030 3,907
Netflix, Inc. (a) ......................................................... 72,560 7,806
Verizon Communications, Inc. .............................................. 215,806 8,872
Yelp, Inc. (a) ........................................................... 7,595 220
Ziff Davis, Inc. (a) ....................................................... 6,346 208
71,582
Consumer Discretionary (2.2%):
Academy Sports & Outdoors, Inc. ........................................... 6,323 305
Amazon.com, Inc. (a) .................................................... 36,832 8,590
Aptiv PLC (a) .......................................................... 32,854 2,548
Best Buy Co., Inc. ...................................................... 3,792 301
Booking Holdings, Inc. ................................................... 972 4,777
BorgWarner, Inc. ....................................................... 42,309 1,822
Cricut, Inc. , Class A ..................................................... 34,500 164
D.R. Horton, Inc. ....................................................... 3,230 514
Deckers Outdoor Corp. (a) ................................................. 39,545 3,481
eBay, Inc. ............................................................ 48,297 3,999
Expedia Group, Inc. ..................................................... 21,227 5,428
Ford Motor Co. ........................................................ 43,444 577
Frontdoor, Inc. (a) ....................................................... 3,544 191
Garrett Motion, Inc. ..................................................... 6,121 101
General Motors Co. ..................................................... 92,027 6,766
G-III Apparel Group Ltd. (a) ............................................... 8,820 257
Hamilton Beach Brands Holding Co. , Class A ................................... 6,837 109
JAKKS Pacific, Inc. ..................................................... 9,762 160
KB Home ............................................................ 3,589 231
Kontoor Brands, Inc. .................................................... 2,916 217
Lowe's Cos., Inc. ....................................................... 13,069 3,169
Lululemon Athletica, Inc. (a) ............................................... 5,493 1,012
M/I Homes, Inc. (a) ...................................................... 1,498 206
Mohawk Industries, Inc. (a) ................................................ 1,065 123
Monarch Casino & Resort, Inc. ............................................. 1,839 178
Nathan's Famous, Inc. .................................................... 981 90
Perdoceo Education Corp. ................................................. 4,520 126
Phinia, Inc. ........................................................... 4,030 218
PulteGroup, Inc. ........................................................ 21,301 2,709
Ralph Lauren Corp. ..................................................... 11,551 4,243
Signet Jewelers Ltd. ..................................................... 5,154 516
Steven Madden Ltd. ..................................................... 5,818 243
Tapestry, Inc. .......................................................... 34,451 3,765
Taylor Morrison Home Corp. (a) ............................................ 6,675 418
The Buckle, Inc. ........................................................ 5,081 287
Toll Brothers, Inc. ...................................................... 17,911 2,504
Tri Pointe Homes, Inc. (a) ................................................. 9,298 317
Ulta Beauty, Inc. (a) ..................................................... 7,020 3,783
Winmark Corp. ........................................................ 562 231
Winnebago Industries, Inc. ................................................ 4,775 173
64,849
Consumer Staples (1.2%):
Altria Group, Inc. ....................................................... 78,703 4,644
Cal-Maine Foods, Inc. ................................................... 3,814 318
Coca-Cola Consolidated, Inc. .............................................. 7,937 1,293
Constellation Brands, Inc. , Class A .......................................... 403 55

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Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Dole PLC ............................................................ 14,562 $ 211
Edgewell Personal Care Co. ............................................... 6,876 123
Ingredion, Inc. ......................................................... 21,358 2,297
Interparfums, Inc. ....................................................... 1,385 113
Nu Skin Enterprises, Inc. , Class A ........................................... 14,111 140
Philip Morris International, Inc. ............................................. 38,625 6,083
Sprouts Farmers Market, Inc. (a) ............................................ 1,201 101
Sysco Corp. ........................................................... 44,870 3,419
Target Corp. .......................................................... 6,646 602
The Andersons, Inc. ..................................................... 4,587 236
The Campbell's Company ................................................. 7,167 218
The Kraft Heinz Co. ..................................................... 10,663 272
The Kroger Co. ........................................................ 65,253 4,390
The Vita Coco Co., Inc. (a) ................................................ 3,937 210
Tyson Foods, Inc. , Class A ................................................ 4,362 253
U.S. Foods Holding Corp. (a) ............................................... 36,053 2,836
Walmart, Inc. .......................................................... 77,691 8,586
36,400
Energy (0.8%):
Cactus, Inc. , Class A ..................................................... 6,446 277
ConocoPhillips Co. ..................................................... 7,414 657
Coterra Energy, Inc. ..................................................... 98,289 2,638
Crescent Energy Co. , Class A .............................................. 21,077 199
Energy Services of America Corp. ........................................... 10,459 94
EOG Resources, Inc. .................................................... 30,764 3,318
Evolution Petroleum Corp. ................................................ 33,896 133
Exxon Mobil Corp. ..................................................... 7,654 887
Marathon Petroleum Corp. ................................................ 20,257 3,924
Matador Resources Co. ................................................... 2,642 112
Murphy Oil Corp. ...................................................... 6,614 212
Northern Oil & Gas, Inc. .................................................. 11,305 253
Ovintiv, Inc. .......................................................... 47,456 1,944
Ranger Energy Services, Inc. ............................................... 13,749 186
REX American Resources Corp. (a) .......................................... 4,436 146
Riley Exploration Permian, Inc. ............................................. 12,585 345
RPC, Inc. ............................................................ 34,131 182
Scorpio Tankers, Inc. .................................................... 2,091 120
SM Energy Co. ........................................................ 8,306 158
TechnipFMC PLC ...................................................... 80,245 3,632
Teekay Tankers Ltd. , Class A ............................................... 4,884 282
Valero Energy Corp. ..................................................... 19,532 3,452
23,151
Financials (3.8%):
1st Source Corp. ....................................................... 5,620 351
Acadian Asset Management, Inc. ............................................ 4,635 208
Adamas Trust, Inc. ...................................................... 18,440 141
Ally Financial, Inc. ...................................................... 3,623 150
American Express Co. ................................................... 13,545 4,948
American International Group, Inc. .......................................... 7,257 553
Ameriprise Financial, Inc. ................................................. 13,882 6,327
Apollo Commercial Real Estate Finance, Inc. ................................... 13,621 138
Artisan Partners Asset Management, Inc. , Class A ................................ 5,799 241
Atlanticus Holdings Corp. (a) ............................................... 2,081 123
Axis Capital Holdings Ltd. ................................................ 8,192 838
Bank of America Corp. ................................................... 18,192 976
Blackstone Mortgage Trust, Inc. , Class A ...................................... 10,741 209
Bread Financial Holdings, Inc. ............................................. 6,430 436
Capital One Financial Corp. ............................................... 20,415 4,472
Cathay General Bancorp .................................................. 7,575 367
Chimera Investment Corp. ................................................ 11,500 147
Cincinnati Financial Corp. ................................................ 10,039 1,682
Citizens Financial Group, Inc. .............................................. 5,881 318

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Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
CNB Financial Corp. .................................................... 8,737 $ 226
CNO Financial Group, Inc. ................................................ 3,152 129
Cohen & Steers, Inc. .................................................... 1,874 119
Corebridge Financial, Inc. ................................................. 7,391 222
CVB Financial Corp. .................................................... 10,660 210
Dime Community Bancshares, Inc. .......................................... 7,585 215
Enova International, Inc. (a) ................................................ 1,749 229
Essent Group Ltd. ...................................................... 3,547 223
Everest Group Ltd. ...................................................... 8,920 2,803
Fidelity National Financial, Inc. ............................................ 55,662 3,308
First Bancorp Puerto Rico ................................................. 21,237 420
First Financial Bancorp ................................................... 13,737 342
Hamilton Insurance Group Ltd. , Class B (a) .................................... 8,159 223
Hanmi Financial Corp. ................................................... 7,979 220
Hope Bancorp, Inc. ..................................................... 20,098 213
Interactive Brokers Group, Inc. ............................................. 71,049 4,620
International Bancshares Corp. ............................................. 6,249 415
Jackson Financial, Inc. , Class A ............................................. 4,435 435
JPMorgan Chase & Co. .................................................. 43,852 13,729
Ladder Capital Corp. .................................................... 14,508 160
Live Oak Bancshares, Inc. ................................................ 5,070 162
Morgan Stanley ........................................................ 5,301 899
Northeast Community Bancorp, Inc. ......................................... 12,352 261
Northern Trust Corp. .................................................... 5,106 671
OFG Bancorp ......................................................... 9,207 366
Old Second Bancorp, Inc. ................................................. 11,902 224
Pathward Financial, Inc. .................................................. 2,677 192
PayPal Holdings, Inc. .................................................... 56,500 3,542
PJT Partners, Inc. , Class A ................................................ 1,392 234
Popular, Inc. .......................................................... 11,703 1,342
PROG Holdings, Inc. .................................................... 3,226 93
Prudential Financial, Inc. ................................................. 3,902 422
QCR Holdings, Inc. ..................................................... 2,930 239
Raymond James Financial, Inc. ............................................. 1,700 266
Regional Management Corp. ............................................... 3,980 151
Selective Insurance Group, Inc. ............................................. 2,226 175
Simmons First National Corp. , Class A ....................................... 11,118 206
Skyward Specialty Insurance Group, Inc. (a) .................................... 5,711 280
State Street Corp. ....................................................... 6,835 814
Synchrony Financial ..................................................... 4,710 364
T. Rowe Price Group, Inc. ................................................. 2,460 252
The Allstate Corp. ...................................................... 39,293 8,369
The Bancorp, Inc. (a) ..................................................... 4,158 266
The Bank of New York Mellon Corp. ......................................... 22,580 2,531
The Bank of NT Butterfield & Son Ltd. ....................................... 9,670 449
The Goldman Sachs Group, Inc. ............................................ 11,268 9,308
The Hartford Insurance Group, Inc. .......................................... 27,338 3,746
The PNC Financial Services Group, Inc. ...................................... 29,113 5,552
The Progressive Corp. ................................................... 18,664 4,270
TPG RE Finance Trust, Inc. ............................................... 14,190 129
Truist Financial Corp. .................................................... 14,703 684
U.S. Bancorp .......................................................... 6,169 303
Unity Bancorp, Inc. ..................................................... 4,459 223
Universal Insurance Holdings, Inc. .......................................... 8,903 295
Visa, Inc. , Class A ...................................................... 5,866 1,962
W.R. Berkley Corp. ..................................................... 3,708 288
Wells Fargo & Co. ...................................................... 99,724 8,561
Westamerica Bancorp .................................................... 4,321 207
World Acceptance Corp. (a) ................................................ 1,546 239
109,623
Health Care (3.2%):
Abbott Laboratories ..................................................... 11,245 1,449
AbbVie, Inc. .......................................................... 40,858 9,303

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
AdaptHealth Corp. (a) .................................................... 20,739 $ 200
AMN Healthcare Services, Inc. (a) ........................................... 8,306 138
Amphastar Pharmaceuticals, Inc. (a) .......................................... 5,430 150
Baxter International, Inc. ................................................. 5,846 110
Biogen, Inc. (a) ......................................................... 2,663 485
Bristol-Myers Squibb Co. ................................................. 96,333 4,740
Cardinal Health, Inc. .................................................... 28,391 6,026
Cencora, Inc. .......................................................... 9,964 3,676
CorVel Corp. (a) ........................................................ 2,775 203
CVS Health Corp. ...................................................... 46,671 3,751
Exelixis, Inc. (a) ........................................................ 83,194 3,675
Gilead Sciences, Inc. .................................................... 57,754 7,268
Harmony Biosciences Holdings, Inc. (a) ....................................... 10,956 387
Innoviva, Inc. (a) ....................................................... 12,169 264
Integra LifeSciences Holdings Corp. (a) ....................................... 16,310 214
iRadimed Corp. ........................................................ 2,083 194
Johnson & Johnson ..................................................... 42,248 8,742
Lantheus Holdings, Inc. (a) ................................................ 2,877 169
McKesson Corp. ....................................................... 9,187 8,095
Medtronic PLC ........................................................ 6,114 644
Merck & Co., Inc. ...................................................... 70,190 7,358
Niagen Bioscience, Inc. (a) ................................................ 24,823 168
Pacira BioSciences, Inc. (a) ................................................ 5,842 138
Pediatrix Medical Group, Inc. (a) ............................................ 10,163 245
Pfizer, Inc. ............................................................ 223,132 5,743
Progyny, Inc. (a) ........................................................ 9,865 260
Royalty Pharma PLC , Class A .............................................. 98,966 3,961
Sanofi SA , ADR ........................................................ 8,264 412
Select Medical Holdings Corp. ............................................. 21,287 330
SIGA Technologies, Inc. .................................................. 23,660 143
Tenet Healthcare Corp. (a) ................................................. 18,662 4,047
The Cigna Group ....................................................... 17,386 4,821
Universal Health Services, Inc. , Class B ....................................... 7,270 1,771
Zimmer Biomet Holdings, Inc. ............................................. 5,488 535
Zoetis, Inc. ........................................................... 18,057 2,315
92,130
Industrials (2.6%):
3M Co. .............................................................. 4,511 776
ACCO Brands Corp. .................................................... 36,408 125
Acuity, Inc. ........................................................... 4,056 1,486
AGCO Corp. .......................................................... 1,919 203
Allison Transmission Holdings, Inc. ......................................... 28,393 2,517
Apogee Enterprises, Inc. .................................................. 5,084 185
Argan, Inc. ........................................................... 1,252 495
Automatic Data Processing, Inc. ............................................ 23,980 6,122
BlueLinx Holdings, Inc. (a) ................................................ 2,956 184
Boise Cascade Co. ...................................................... 2,611 199
Builders FirstSource, Inc. (a) ............................................... 920 103
Caterpillar, Inc. ........................................................ 8,165 4,701
Comfort Systems USA, Inc. ............................................... 5,618 5,489
Cummins, Inc. ......................................................... 12,830 6,389
Deere & Co. .......................................................... 649 302
Delta Air Lines, Inc. ..................................................... 85,959 5,510
Deluxe Corp. .......................................................... 11,371 231
Deutsche Post AG , ADR .................................................. 5,468 285
DNOW, Inc. (a) ........................................................ 25,989 363
EMCOR Group, Inc. .................................................... 9,149 5,627
Ennis, Inc. ............................................................ 9,224 161
ExlService Holdings, Inc. (a) ............................................... 2,394 95
FedEx Corp. .......................................................... 679 187
Fortune Brands Innovations, Inc. ............................................ 5,811 300
GE Vernova, Inc. ....................................................... 10,302 6,179
Genco Shipping & Trading Ltd. ............................................. 10,338 196

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
General Electric Co. ..................................................... 7,016 $ 2,094
Griffon Corp. .......................................................... 3,497 262
Hub Group, Inc. , Class A ................................................. 5,488 212
Huron Consulting Group, Inc. (a) ............................................ 1,335 220
IES Holdings, Inc. (a) .................................................... 482 202
Korn Ferry ........................................................... 3,078 202
Legalzoom.com, Inc. (a) .................................................. 24,233 226
Leidos Holdings, Inc. .................................................... 24,951 4,768
Liquidity Services, Inc. (a) ................................................. 8,217 247
Lockheed Martin Corp. ................................................... 6,678 3,058
Masterbrand, Inc. (a) ..................................................... 18,154 201
Matson, Inc. .......................................................... 2,855 311
MillerKnoll, Inc. ....................................................... 9,786 155
Mueller Industries, Inc. ................................................... 16,391 1,801
Oshkosh Corp. ......................................................... 1,142 146
Owens Corning ........................................................ 1,301 147
Power Solutions International, Inc. (a) (b) ...................................... 2,615 141
Resideo Technologies, Inc. (a) .............................................. 5,009 165
REV Group, Inc. ....................................................... 4,094 218
Sterling Infrastructure, Inc. (a) .............................................. 1,090 375
Sun Country Airlines Holdings, Inc. (a) ........................................ 20,341 279
Terex Corp. ........................................................... 5,794 268
TriNet Group, Inc. ...................................................... 2,159 127
Uber Technologies, Inc. (a) ................................................ 62,512 5,472
UFP Industries, Inc. ..................................................... 1,752 163
United Airlines Holdings, Inc. (a) ............................................ 55,566 5,666
United Parcel Service, Inc. , Class B .......................................... 8,003 767
76,303
Information Technology (8.9%):
A10 Networks, Inc. ..................................................... 11,921 205
Adeia, Inc. ............................................................ 14,887 184
Adobe, Inc. (a) ......................................................... 10,688 3,422
Amkor Technology, Inc. .................................................. 4,245 154
Amphenol Corp. , Class A ................................................. 31,978 4,506
Apple, Inc. ........................................................... 196,136 54,693
Arista Networks, Inc. (a) .................................................. 36,250 4,737
Bel Fuse, Inc. , Class B ................................................... 1,327 204
Box, Inc. , Class A (a) .................................................... 3,461 102
Cisco Systems, Inc. ..................................................... 152,255 11,715
Clear Secure, Inc. , Class A ................................................ 9,246 328
Climb Global Solutions, Inc. ............................................... 1,910 193
Cognizant Technology Solutions Corp. , Class A ................................. 26,089 2,027
Commvault Systems, Inc. (a) ............................................... 1,562 193
Consensus Cloud Solutions, Inc. (a) .......................................... 6,241 136
Daktronics, Inc. (a) ...................................................... 5,928 112
Diodes, Inc. (a) ......................................................... 4,937 228
Dropbox, Inc. , Class A (a) ................................................. 136,196 4,070
Extreme Networks, Inc. (a) ................................................ 14,670 257
F5, Inc. (a) ............................................................ 13,139 3,142
Flex Ltd. (a) ........................................................... 53,689 3,174
Gen Digital, Inc. ....................................................... 65,371 1,724
GoDaddy, Inc. , Class A (a) ................................................. 8,649 1,106
Hewlett Packard Enterprise Co. ............................................. 64,390 1,408
HP, Inc. .............................................................. 10,700 261
Insight Enterprises, Inc. (a) ................................................ 1,712 148
International Business Machines Corp. ........................................ 26,865 8,290
Jabil, Inc. ............................................................ 15,943 3,359
KLA Corp. ........................................................... 3,645 4,285
Kulicke & Soffa Industries, Inc. ............................................. 3,954 178
Lam Research Corp. ..................................................... 34,255 5,344
Microsoft Corp. ........................................................ 103,777 51,059
Motorola Solutions, Inc. .................................................. 5,782 2,137
M-Tron Industries, Inc. (a) ................................................. 2,002 103

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
NetApp, Inc. .......................................................... 32,567 $ 3,633
NetScout Systems, Inc. (a) ................................................. 7,260 195
NVIDIA Corp. ......................................................... 330,362 58,473
OneSpan, Inc. ......................................................... 12,842 157
Palantir Technologies, Inc. , Class A (a) ........................................ 49,846 8,397
PC Connection, Inc. ..................................................... 2,513 146
Photronics, Inc. (a) ...................................................... 7,783 178
QUALCOMM, Inc. ..................................................... 42,416 7,130
Qualys, Inc. (a) ......................................................... 1,843 260
Sanmina Corp. (a) ....................................................... 1,526 238
ScanSource, Inc. (a) ..................................................... 4,576 188
The Hackett Group, Inc. .................................................. 5,557 103
VeriSign, Inc. .......................................................... 14,358 3,618
Vishay Intertechnology, Inc. ............................................... 12,767 175
Zoom Communications, Inc. (a) ............................................. 16,555 1,407
257,482
Materials (0.8%):
AdvanSix, Inc. ......................................................... 10,015 154
Cabot Corp. ........................................................... 2,073 130
CF Industries Holdings, Inc. ............................................... 45,148 3,553
Commercial Metals Co. .................................................. 2,040 130
CRH PLC ............................................................ 36,233 4,347
Graphic Packaging Holding Co. ............................................ 7,676 124
Greif, Inc. , Class A ...................................................... 3,244 213
Hawkins, Inc. ......................................................... 2,413 314
LyondellBasell Industries NV , Class A ........................................ 8,545 419
Newmont Corp. ........................................................ 68,852 6,247
O-I Glass, Inc. (a) ....................................................... 13,897 187
Olympic Steel, Inc. ...................................................... 6,081 237
PPG Industries, Inc. ..................................................... 3,423 342
Reliance, Inc. .......................................................... 8,382 2,341
Steel Dynamics, Inc. ..................................................... 25,632 4,302
SunCoke Energy, Inc. .................................................... 24,126 157
Sylvamo Corp. ......................................................... 8,338 395
The Mosaic Co. ........................................................ 9,931 243
United States Lime & Minerals, Inc. ......................................... 1,226 149
23,984
Real Estate (0.2%):
Alexander & Baldwin, Inc. ................................................ 8,905 139
American Healthcare REIT, Inc. ............................................ 5,496 279
Apartment Investment and Management Co. .................................... 21,819 124
Broadstone Net Lease, Inc. ................................................ 11,704 206
CareTrust REIT, Inc. .................................................... 8,942 336
Compass, Inc. , Class A (a) ................................................. 13,955 145
Curbline Properties Corp. ................................................. 7,549 181
Cushman & Wakefield, Ltd. (a) ............................................. 13,959 234
Diversified Healthcare Trust ............................................... 30,753 148
Elme Communities (a) .................................................... 9,180 159
Forestar Group, Inc. (a) ................................................... 4,730 121
Global Net Lease, Inc. ................................................... 20,057 165
Host Hotels & Resorts, Inc. ................................................ 21,781 384
LTC Properties, Inc. ..................................................... 4,400 160
National Health Investors, Inc. ............................................. 2,523 200
NET Lease Office Properties ............................................... 4,022 119
Newmark Group, Inc. , Class A ............................................. 11,206 195
Peakstone Realty Trust ................................................... 9,114 125
Postal Realty Trust, Inc. , Class A ............................................ 7,843 122
Sabra Health Care REIT, Inc. .............................................. 13,276 259
The St. Joe Co. ........................................................ 1,803 109
Universal Health Realty Income Trust ........................................ 3,040 123
Urban Edge Properties ................................................... 9,501 183
Whitestone REIT ....................................................... 9,828 131

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Xenia Hotels & Resorts, Inc. ............................................... 11,015 $ 154
4,501
Utilities (0.5%):
Black Hills Corp. ....................................................... 5,732 423
DTE Energy Co. ....................................................... 24,316 3,332
Duke Energy Corp. ...................................................... 3,532 438
Evergy, Inc. ........................................................... 23,996 1,863
Eversource Energy ...................................................... 3,008 202
Genie Energy Ltd. , Class B ................................................ 13,774 199
Hawaiian Electric Industries, Inc. (a) ......................................... 22,948 270
MGE Energy, Inc. ...................................................... 2,027 168
National Fuel Gas Co. ................................................... 13,231 1,091
NRG Energy, Inc. ....................................................... 21,444 3,635
OGE Energy Corp. ...................................................... 21,465 983
Talen Energy Corp. (a) ................................................... 6,867 2,707
15,311
Total Common Stocks (Cost $577,901)
a
a
a
775,316
Exchange-Traded Funds (37.6%)
Invesco DB Commodity Index Tracking Fund (a) ................................ 256,100 5,906
Invesco RAFI Developed Markets ex-US ETF (b) ................................ 268,341 17,117
Invesco RAFI Emerging Markets ETF (b) ...................................... 999,229 25,900
iShares 0-5 Year TIPS Bond ETF ............................................ 167,355 17,251
iShares 1-3 Year Treasury Bond ETF (b) ....................................... 307,256 25,527
iShares 20+ Year Treasury Bond ETF ......................................... 78,731 7,102
iShares 7-10 Year Treasury Bond ETF (b) ...................................... 249,610 24,337
iShares Core MSCI Emerging Markets ETF (b) .................................. 430,714 28,901
iShares Core S&P 500 ETF ................................................ 207,807 142,738
iShares Core S&P Small-Cap ETF ........................................... 241,478 29,187
iShares Core U.S. Aggregate Bond ETF ....................................... 664,395 66,984
iShares MSCI Canada ETF (b) .............................................. 810,696 42,724
iShares MSCI Europe Financials ETF ........................................ 690,913 24,182
iShares MSCI Japan ETF (b) ............................................... 217,429 18,049
iShares Russell 1000 Growth ETF (b) ......................................... 56,138 26,747
iShares Russell 1000 Value ETF (b) .......................................... 1,852 389
JPMorgan BetaBuilders Canada ETF (b) ....................................... 419,485 37,909
Schwab Fundamental Emerging Markets Equity ETF ............................. 1,247,141 46,194
Schwab Fundamental International Equity ETF (b) ............................... 1,968,469 88,463
Schwab Fundamental International Small Equity ETF ............................. 289,866 13,111
SPDR Gold Shares (a) .................................................... 83,058 32,216
SPDR S&P Emerging Markets SmallCap ETF (b) ................................ 107,983 7,167
State Street Real Estate Select Sector SPDR ETF ................................ 323,839 13,494
State Street SPDR S&P Biotech ETF (b) ....................................... 19,315 2,379
Vanguard FTSE All-World ex-US ETF ........................................ 471,575 34,411
Vanguard FTSE Developed Markets ETF ...................................... 1,724,454 106,175
Vanguard FTSE Emerging Markets ETF ...................................... 755,097 41,002
Vanguard FTSE Europe ETF ............................................... 439,483 35,831
Vanguard Mortgage-Backed Securities ETF (b) .................................. 488,845 23,127
Vanguard Real Estate ETF ................................................ 53,025 4,843
Vanguard Total Bond Market ETF ........................................... 470,120 35,156
Vanguard Total Stock Market ETF ........................................... 205,143 68,992
Total Exchange-Traded Funds (Cost $869,354)
a
a
a
1,093,511
Affiliated Exchange-Traded Funds (35.5%)
VictoryShares Core Intermediate Bond ETF (b) .................................. 8,400,445 401,546
VictoryShares Core Plus Intermediate Bond ETF ................................ 10,771,497 238,643
VictoryShares Emerging Markets Value Momentum ETF .......................... 383,044 21,579
VictoryShares Free Cash Flow Growth ETF .................................... 3,667,525 104,168
VictoryShares International Free Cash Flow ETF ................................ 2,243,385 62,950
VictoryShares International Free Cash Flow Growth ETF .......................... 2,955,132 81,031
VictoryShares Short-Term Bond ETF ......................................... 991,350 50,554

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 2,729,841 $ 69,679
Total Affiliated Exchange-Traded Funds (Cost $1,059,833)
a
a
a
1,030,150
Collateral for Securities Loaned (2.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .91% (c) ........ 18,172,273 18,172
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .91% (c) ............ 18,172,273 18,172
Invesco Government & Agency Portfolio, Institutional Shares , 3 .92% (c) ............... 18,345,660 18,346
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .91% (c) . 17,998,885 17,999
Total Collateral for Securities Loaned (Cost $72,689)
a
a
a
72,689
Total Investments (Cost $2,579,777) — 102.3% 2,971,666
Liabilities in excess of other assets —  (2.3)% (67,749)
NET ASSETS - 100.00% $ 2,903,917
At November 30, 2025, the Fund's investments in foreign securities were 20.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on November 30, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Core
Intermediate Bond ETF ... $ 496,609 $ — $ (99,368) $ (17,239) $ 21,544 $ 401,546 8,400,445 $ 13,026 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 132,857 102,105 — — 3,681 238,643 10,771,497 5,901 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 3,145 15,990 — — 2,444 21,579 383,044 353 —
VictoryShares Free Cash Flow
Growth ETF ........... 61,219 27,153 — — 15,796 104,168 3,667,525 21 —
VictoryShares International
Free Cash Flow ETF ..... — 59,518 — — 3,432 62,950 2,243,385 255 —
VictoryShares International
Free Cash Flow Growth ETF — 77,227 — — 3,804 81,031 2,955,132 58 —
VictoryShares Short-Term
Bond ETF ............ 50,232 — — — 322 50,554 991,350 1,741 —
VictoryShares WestEnd
Economic Cycle Bond ETF 38,651 29,738 — — 1,290 69,679 2,729,841 1,748 —
$ 782,713 $ 311,731 $ (99,368) $ (17,239) $ 52,313 $ 1,030,150 32,142,219 $ 23,103 $ —

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (34.7%)
Communication Services (3.2%):
Alphabet, Inc., Class A ................................................... 25,635 $ 8,208
Alphabet, Inc., Class C ................................................... 2,444 782
Cable One, Inc. ........................................................ 208 25
Cargurus, Inc.(a) ....................................................... 1,620 57
Comcast Corp., Class A .................................................. 19,716 526
Gray Media, Inc. ....................................................... 6,508 32
IDT Corp., Class B ...................................................... 1,101 55
Meta Platforms, Inc., Class A .............................................. 1,158 750
Netflix, Inc.(a) ......................................................... 14,030 1,509
Nexxen International Ltd.(a) ............................................... 4,878 32
Playtika Holding Corp. ................................................... 11,561 47
Verizon Communications, Inc. .............................................. 39,871 1,639
Yelp, Inc.(a) ........................................................... 2,767 80
Ziff Davis, Inc.(a) ....................................................... 2,157 71
13,813
Consumer Discretionary (2.9%):
Academy Sports & Outdoors, Inc. ........................................... 1,747 84
Amazon.com, Inc.(a) .................................................... 7,096 1,655
American Eagle Outfitters, Inc. ............................................. 3,622 74
Aptiv PLC(a) .......................................................... 6,355 493
Booking Holdings, Inc. ................................................... 192 944
BorgWarner, Inc. ....................................................... 8,184 352
Brinker International, Inc.(a) ............................................... 583 90
Build-A-Bear Workshop, Inc. .............................................. 1,615 86
Cricut, Inc., Class A ..................................................... 7,343 35
Deckers Outdoor Corp.(a) ................................................. 7,649 673
eBay, Inc. ............................................................ 8,287 686
Expedia Group, Inc. ..................................................... 4,019 1,028
Frontdoor, Inc.(a) ....................................................... 1,531 83
Garrett Motion, Inc. ..................................................... 5,005 83
General Motors Co. ..................................................... 17,802 1,309
G-III Apparel Group Ltd.(a) ............................................... 2,207 64
Hamilton Beach Brands Holding Co., Class A ................................... 730 12
Installed Building Products, Inc. ............................................ 354 95
KB Home ............................................................ 1,325 85
Kontoor Brands, Inc. .................................................... 667 50
Latham Group, Inc.(a) ................................................... 2,558 18
Lowe's Cos., Inc. ....................................................... 2,511 609
Lululemon Athletica, Inc.(a) ............................................... 1,062 196
Monarch Casino & Resort, Inc. ............................................. 791 76
Phinia, Inc. ........................................................... 2,110 114
PulteGroup, Inc. ........................................................ 4,092 520
Ralph Lauren Corp. ..................................................... 2,234 821
Signet Jewelers Ltd. ..................................................... 1,547 155
Tapestry, Inc. .......................................................... 6,664 728
Taylor Morrison Home Corp.(a) ............................................ 2,032 127
The Buckle, Inc. ........................................................ 2,215 125
Toll Brothers, Inc. ...................................................... 3,464 484
Tri Pointe Homes, Inc.(a) ................................................. 2,576 88
Ulta Beauty, Inc.(a) ..................................................... 1,358 732
Winmark Corp. ........................................................ 54 22
Winnebago Industries, Inc. ................................................ 1,504 54
12,850
Consumer Staples (1.6%):
Altria Group, Inc. ....................................................... 15,224 898
Cal-Maine Foods, Inc. ................................................... 1,295 108
Coca-Cola Consolidated, Inc. .............................................. 1,535 250
Dole PLC ............................................................ 5,778 84
Edgewell Personal Care Co. ............................................... 458 8
Ingredion, Inc. ......................................................... 4,131 444

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Interparfums, Inc. ....................................................... 505 $ 41
Medifast, Inc.(a)(b) ..................................................... 1,054 11
Philip Morris International, Inc. ............................................. 7,637 1,203
Sprouts Farmers Market, Inc.(a) ............................................ 282 24
Sysco Corp. ........................................................... 8,680 661
The Andersons, Inc. ..................................................... 1,431 74
The Kroger Co. ........................................................ 12,623 849
U.S. Foods Holding Corp.(a) ............................................... 6,974 549
Walmart, Inc. .......................................................... 14,832 1,639
6,843
Energy (1.0%):
Cactus, Inc., Class A ..................................................... 1,478 63
Core Natural Resources, Inc. ............................................... 525 42
Coterra Energy, Inc. ..................................................... 13,209 354
EOG Resources, Inc. .................................................... 5,951 642
Magnolia Oil & Gas Corp., Class A .......................................... 2,977 69
Marathon Petroleum Corp. ................................................ 3,892 754
Matador Resources Co. ................................................... 888 38
Murphy Oil Corp. ...................................................... 5,423 174
Ovintiv, Inc. .......................................................... 9,180 376
Ranger Energy Services, Inc. ............................................... 4,987 67
Scorpio Tankers, Inc. .................................................... 1,603 92
SM Energy Co. ........................................................ 4,076 78
TechnipFMC PLC ...................................................... 15,418 698
Teekay Corp. Ltd. ...................................................... 4,616 45
Teekay Tankers Ltd., Class A ............................................... 1,565 90
Valero Energy Corp. ..................................................... 3,752 663
4,245
Financials (4.7%):
Acadian Asset Management, Inc. ............................................ 2,323 104
Adamas Trust, Inc. ...................................................... 1,266 10
Amalgamated Financial Corp. .............................................. 3,430 101
American Express Co. ................................................... 2,620 957
Ameriprise Financial, Inc. ................................................. 2,685 1,224
Apollo Commercial Real Estate Finance, Inc. ................................... 2,571 26
Artisan Partners Asset Management, Inc., Class A ................................ 2,722 113
Atlanticus Holdings Corp.(a) ............................................... 1,091 64
Axis Capital Holdings Ltd. ................................................ 1,584 162
BancFirst Corp. ........................................................ 711 79
Bank7 Corp. .......................................................... 247 10
Bread Financial Holdings, Inc. ............................................. 1,931 131
Capital One Financial Corp. ............................................... 3,964 868
Cathay General Bancorp .................................................. 1,990 96
Cincinnati Financial Corp. ................................................ 1,892 317
Coastal Financial Corp.(a) ................................................ 1,088 121
Cohen & Steers, Inc. .................................................... 1,219 77
Dime Community Bancshares, Inc. .......................................... 1,919 54
Donnelley Financial Solutions, Inc.(a) ........................................ 660 32
Enova International, Inc.(a) ................................................ 1,166 153
Essent Group Ltd. ...................................................... 1,815 114
Everest Group Ltd. ...................................................... 1,725 542
Fidelity National Financial, Inc. ............................................ 10,719 637
First Bancorp Puerto Rico ................................................. 6,378 126
First Financial Bancorp ................................................... 2,251 56
Franklin BSP Realty Trust, Inc. ............................................. 2,961 31
Hamilton Insurance Group Ltd., Class B(a) .................................... 3,719 101
Hancock Whitney Corp. .................................................. 1,418 86
Interactive Brokers Group, Inc. ............................................. 13,798 897
International Bancshares Corp. ............................................. 1,908 127
Jackson Financial, Inc., Class A ............................................. 1,568 154
JPMorgan Chase & Co. .................................................. 8,288 2,595
Ladder Capital Corp. .................................................... 3,254 36

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Live Oak Bancshares, Inc. ................................................ 1,757 $ 56
MFA Financial, Inc. ..................................................... 2,413 23
Northeast Community Bancorp, Inc. ......................................... 1,163 25
OFG Bancorp ......................................................... 2,846 113
Old Second Bancorp, Inc. ................................................. 5,335 101
PayPal Holdings, Inc. .................................................... 10,652 668
PJT Partners, Inc., Class A ................................................ 744 125
Popular, Inc. .......................................................... 2,263 260
QCR Holdings, Inc. ..................................................... 1,050 86
Skyward Specialty Insurance Group, Inc.(a) .................................... 2,032 99
Synchrony Financial ..................................................... 905 70
The Allstate Corp. ...................................................... 7,601 1,619
The Bancorp, Inc.(a) ..................................................... 1,767 113
The Bank of New York Mellon Corp. ......................................... 4,348 487
The Bank of NT Butterfield & Son Ltd. ....................................... 2,142 99
The Goldman Sachs Group, Inc. ............................................ 2,179 1,800
The Hartford Insurance Group, Inc. .......................................... 5,288 725
The PNC Financial Services Group, Inc. ...................................... 5,631 1,074
The Progressive Corp. ................................................... 3,640 833
Universal Insurance Holdings, Inc. .......................................... 3,487 116
Visa, Inc., Class A ...................................................... 1,127 377
W.R. Berkley Corp. ..................................................... 712 55
Wells Fargo & Co. ...................................................... 16,769 1,440
World Acceptance Corp.(a) ................................................ 597 92
20,657
Health Care (4.4%):
Abbott Laboratories ..................................................... 2,175 280
AbbVie, Inc. .......................................................... 7,903 1,799
ACADIA Pharmaceuticals, Inc.(a) ........................................... 79 2
AdaptHealth Corp.(a) .................................................... 4,785 46
Agios Pharmaceuticals, Inc.(a) ............................................. 334 10
Akebia Therapeutics, Inc.(a) ............................................... 8,593 14
AnaptysBio, Inc.(a)(b) ................................................... 302 13
Apogee Therapeutics, Inc.(a) ............................................... 173 12
Arcellx, Inc.(a) ........................................................ 184 13
Arcutis Biotherapeutics, Inc.(a) ............................................. 2,103 64
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 1,205 63
aTyr Pharma, Inc.(a)(b) ................................................... 7,081 5
Avanos Medical, Inc.(a) .................................................. 2,848 33
Beam Therapeutics, Inc.(a) ................................................ 795 20
Bridgebio Pharma, Inc.(a) ................................................. 1,385 100
Bristol-Myers Squibb Co. ................................................. 17,322 852
Cardinal Health, Inc. .................................................... 6,136 1,302
Celcuity, Inc.(a)(b) ...................................................... 651 66
Celldex Therapeutics, Inc.(a) ............................................... 778 21
Cencora, Inc. .......................................................... 1,927 711
Cidara Therapeutics, Inc.(a) ............................................... 362 80
Cogent Biosciences, Inc.(a) ................................................ 1,803 72
Corcept Therapeutics, Inc.(a) .............................................. 549 44
CorVel Corp.(a) ........................................................ 529 39
Crinetics Pharmaceuticals, Inc.(a) ........................................... 807 37
CVS Health Corp. ...................................................... 9,028 725
Dianthus Therapeutics, Inc.(a) .............................................. 429 19
Exelixis, Inc.(a) ........................................................ 16,093 711
Gilead Sciences, Inc. .................................................... 11,125 1,400
GRAIL, Inc.(a) ........................................................ 558 62
Inhibrx Biosciences, Inc.(a) ................................................ 419 35
Innoviva, Inc.(a) ....................................................... 3,134 68
Insmed, Inc.(a) ......................................................... 187 39
Integra LifeSciences Holdings Corp.(a) ....................................... 5,646 74
Intellia Therapeutics, Inc.(a)(b) ............................................. 2,429 22
iRadimed Corp. ........................................................ 897 84
Johnson & Johnson ..................................................... 7,355 1,522

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Kodiak Sciences, Inc.(a) .................................................. 1,493 $ 34
Kymera Therapeutics, Inc.(a) .............................................. 540 37
Lantheus Holdings, Inc.(a) ................................................ 1,033 61
Madrigal Pharmaceuticals, Inc.(a) ........................................... 118 70
McKesson Corp. ....................................................... 1,777 1,566
Merck & Co., Inc. ...................................................... 13,577 1,423
Mineralys Therapeutics, Inc.(a) ............................................. 1,026 44
Mirum Pharmaceuticals, Inc.(a) ............................................. 334 24
Niagen Bioscience, Inc.(a) ................................................ 11,267 76
Novavax, Inc.(a)(b) ..................................................... 366 3
Option Care Health, Inc.(a) ................................................ 1,647 51
Pacira BioSciences, Inc.(a) ................................................ 2,740 65
Palvella Therapeutics, Inc.(a) .............................................. 512 53
Pediatrix Medical Group, Inc.(a) ............................................ 1,950 47
Pfizer, Inc. ............................................................ 43,163 1,111
Precigen, Inc.(a) ........................................................ 8,529 33
Progyny, Inc.(a) ........................................................ 4,241 112
Protagonist Therapeutics, Inc.(a) ............................................ 378 34
PTC Therapeutics, Inc.(a) ................................................. 314 27
REGENXBIO, Inc.(a) ................................................... 1,242 17
Rezolute, Inc.(a) ....................................................... 2,056 20
Rhythm Pharmaceuticals, Inc.(a) ............................................ 514 56
Royalty Pharma PLC, Class A .............................................. 19,144 766
Scholar Rock Holding Corp.(a) ............................................. 819 36
Select Medical Holdings Corp. ............................................. 4,885 76
SIGA Technologies, Inc. .................................................. 9,396 57
Soleno Therapeutics, Inc.(a) ............................................... 235 12
Stoke Therapeutics, Inc.(a) ................................................ 1,392 43
Taysha Gene Therapies, Inc.(a) ............................................. 6,613 31
Tenet Healthcare Corp.(a) ................................................. 3,610 783
The Cigna Group ....................................................... 3,258 903
Travere Therapeutics, Inc.(a) ............................................... 1,145 41
Twist Bioscience Corp.(a) ................................................. 82 3
Universal Health Services, Inc., Class B ....................................... 1,406 343
Vera Therapeutics, Inc.(a) ................................................. 307 10
Zoetis, Inc. ........................................................... 3,493 448
18,975
Industrials (3.4%):
ACCO Brands Corp. .................................................... 15,832 55
Acuity, Inc. ........................................................... 784 287
Allison Transmission Holdings, Inc. ......................................... 5,472 485
Apogee Enterprises, Inc. .................................................. 1,538 56
Applied Industrial Technologies, Inc. ......................................... 283 73
Argan, Inc. ........................................................... 513 203
Atkore, Inc. ........................................................... 1,218 82
Automatic Data Processing, Inc. ............................................ 4,638 1,184
Boise Cascade Co. ...................................................... 1,097 84
Caterpillar, Inc. ........................................................ 1,386 798
Columbus McKinnon Corp. ............................................... 3,085 51
Comfort Systems USA, Inc. ............................................... 1,086 1,061
Costamare, Inc. ........................................................ 1,374 21
Cummins, Inc. ......................................................... 2,482 1,236
Delta Air Lines, Inc. ..................................................... 16,136 1,034
Deluxe Corp. .......................................................... 4,282 87
DNOW, Inc.(a) ........................................................ 6,458 90
EMCOR Group, Inc. .................................................... 1,769 1,088
Exponent, Inc. ......................................................... 1,021 74
GE Vernova, Inc. ....................................................... 1,992 1,195
Genco Shipping & Trading Ltd. ............................................. 3,847 73
General Electric Co. ..................................................... 1,348 402
Griffon Corp. .......................................................... 1,176 88
Huron Consulting Group, Inc.(a) ............................................ 527 87
Kforce, Inc. ........................................................... 1,342 39

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Korn Ferry ........................................................... 853 $ 56
Legalzoom.com, Inc.(a) .................................................. 8,137 76
Leidos Holdings, Inc. .................................................... 4,826 922
Liquidity Services, Inc.(a) ................................................. 3,014 91
Lockheed Martin Corp. ................................................... 1,286 589
Masterbrand, Inc.(a) ..................................................... 6,776 75
Matson, Inc. .......................................................... 673 73
Mueller Industries, Inc. ................................................... 3,724 409
Power Solutions International, Inc.(a)(b) ...................................... 1,205 65
Resideo Technologies, Inc.(a) .............................................. 1,820 60
Sterling Infrastructure, Inc.(a) .............................................. 500 172
Sun Country Airlines Holdings, Inc.(a) ........................................ 8,047 110
Terex Corp. ........................................................... 2,353 109
TriNet Group, Inc. ...................................................... 706 41
Uber Technologies, Inc.(a) ................................................ 12,092 1,059
United Airlines Holdings, Inc.(a) ............................................ 10,791 1,100
Wabash National Corp. ................................................... 3,495 30
14,970
Information Technology (11.6%):
A10 Networks, Inc. ..................................................... 5,584 96
Adeia, Inc. ............................................................ 6,174 76
Adobe, Inc.(a) ......................................................... 2,084 667
Amphenol Corp., Class A ................................................. 6,186 872
Apple, Inc. ........................................................... 37,941 10,580
Arista Networks, Inc.(a) .................................................. 7,012 916
ASGN, Inc.(a) ......................................................... 1,352 61
Belden, Inc. ........................................................... 559 63
Benchmark Electronics, Inc. ............................................... 1,746 79
Box, Inc., Class A(a) .................................................... 3,351 99
Cisco Systems, Inc. ..................................................... 27,260 2,097
Clear Secure, Inc., Class A ................................................ 3,080 109
Cognizant Technology Solutions Corp., Class A ................................. 5,046 392
Commvault Systems, Inc.(a) ............................................... 780 96
Consensus Cloud Solutions, Inc.(a) .......................................... 2,523 55
Diodes, Inc.(a) ......................................................... 1,928 89
Dropbox, Inc., Class A(a) ................................................. 26,346 787
Extreme Networks, Inc.(a) ................................................ 5,943 104
F5, Inc.(a) ............................................................ 2,541 608
Flex Ltd.(a) ........................................................... 10,315 610
Gen Digital, Inc. ....................................................... 12,645 334
GoDaddy, Inc., Class A(a) ................................................. 1,673 214
Hewlett Packard Enterprise Co. ............................................. 12,456 272
Insight Enterprises, Inc.(a) ................................................ 771 67
InterDigital, Inc. ....................................................... 389 139
International Business Machines Corp. ........................................ 4,737 1,462
Jabil, Inc. ............................................................ 3,084 650
KLA Corp. ........................................................... 705 829
Knowles Corp.(a) ....................................................... 4,053 91
Kulicke & Soffa Industries, Inc. ............................................. 1,330 60
Lam Research Corp. ..................................................... 6,626 1,034
Microsoft Corp. ........................................................ 20,075 9,877
Motorola Solutions, Inc. .................................................. 1,118 413
Napco Security Technologies, Inc. ........................................... 1,785 72
NetApp, Inc. .......................................................... 5,708 637
NetScout Systems, Inc.(a) ................................................. 3,279 88
NVIDIA Corp. ......................................................... 63,907 11,312
Palantir Technologies, Inc., Class A(a) ........................................ 9,599 1,617
Photronics, Inc.(a) ...................................................... 4,589 105
QUALCOMM, Inc. ..................................................... 7,789 1,309
Qualys, Inc.(a) ......................................................... 718 101
Sanmina Corp.(a) ....................................................... 744 116
ScanSource, Inc.(a) ..................................................... 1,924 79
VeriSign, Inc. .......................................................... 2,765 697

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Vishay Intertechnology, Inc. ............................................... 6,076 $ 83
Zoom Communications, Inc.(a) ............................................. 3,202 272
50,386
Materials (1.0%):
AdvanSix, Inc. ......................................................... 2,462 38
Cabot Corp. ........................................................... 940 59
CF Industries Holdings, Inc. ............................................... 8,733 687
Commercial Metals Co. .................................................. 1,014 65
CRH PLC ............................................................ 7,009 841
Hawkins, Inc. ......................................................... 803 104
Newmont Corp. ........................................................ 13,319 1,208
O-I Glass, Inc.(a) ....................................................... 6,030 81
Reliance, Inc. .......................................................... 1,610 450
Steel Dynamics, Inc. ..................................................... 4,925 827
SunCoke Energy, Inc. .................................................... 9,456 62
Sylvamo Corp. ......................................................... 1,272 60
4,482
Real Estate (0.2%):
Acadia Realty Trust ..................................................... 1,301 27
American Healthcare REIT, Inc. ............................................ 1,927 98
Apple Hospitality REIT, Inc. ............................................... 2,447 29
Broadstone Net Lease, Inc. ................................................ 2,662 47
CareTrust REIT, Inc. .................................................... 1,197 45
Compass, Inc., Class A(a) ................................................. 4,644 48
Cushman & Wakefield, Ltd.(a) ............................................. 2,282 38
Diversified Healthcare Trust ............................................... 11,229 54
Douglas Emmett, Inc. .................................................... 1,533 19
Essential Properties Realty Trust, Inc. ........................................ 1,141 36
Innovative Industrial Properties, Inc. ......................................... 227 11
National Health Investors, Inc. ............................................. 426 34
Newmark Group, Inc., Class A ............................................. 2,351 41
Peakstone Realty Trust ................................................... 1,524 21
Phillips Edison & Co., Inc. ................................................ 747 26
Ryman Hospitality Properties, Inc. ........................................... 370 35
Sabra Health Care REIT, Inc. .............................................. 1,657 32
SL Green Realty Corp. ................................................... 588 28
Sunstone Hotel Investors, Inc. .............................................. 1,992 19
Tanger, Inc. ........................................................... 803 27
Terreno Realty Corp. .................................................... 603 38
The Macerich Co. ...................................................... 1,823 32
Urban Edge Properties ................................................... 1,674 32
817
Utilities (0.7%):
Avista Corp. .......................................................... 2,248 93
Black Hills Corp. ....................................................... 2,147 158
DTE Energy Co. ....................................................... 4,670 640
Evergy, Inc. ........................................................... 4,641 360
Genie Energy Ltd., Class B ................................................ 4,799 70
MGE Energy, Inc. ...................................................... 206 17
National Fuel Gas Co. ................................................... 2,559 211
NRG Energy, Inc. ....................................................... 4,146 703
OGE Energy Corp. ...................................................... 4,136 189
Spire, Inc. ............................................................ 895 79
Talen Energy Corp.(a) ................................................... 1,328 524
Unitil Corp. ........................................................... 232 12
3,056
Total Common Stocks (Cost $113,200)
a
a
a
151,094

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (42.9%)
Invesco DB Commodity Index Tracking Fund(a) ................................ 45,600 $ 1,051
Invesco RAFI Developed Markets ex-US ETF .................................. 8,406 536
Invesco RAFI Emerging Markets ETF ........................................ 202,529 5,249
iShares 0-5 Year TIPS Bond ETF ............................................ 15,797 1,628
iShares 7-10 Year Treasury Bond ETF ........................................ 12,355 1,205
iShares Core MSCI EAFE ETF ............................................. 74,183 6,590
iShares Core S&P 500 ETF ................................................ 44,460 30,539
iShares Core S&P Small-Cap ETF ........................................... 3,982 481
iShares Core U.S. Aggregate Bond ETF ....................................... 28,602 2,884
iShares MSCI Canada ETF(b) .............................................. 118,576 6,249
iShares MSCI Europe Financials ETF ........................................ 150,996 5,285
iShares MSCI International Momentum Factor ETF(b) ............................ 37,162 1,798
iShares MSCI International Quality Factor ETF(b) ............................... 47,701 2,143
iShares MSCI Japan ETF(b) ............................................... 58,600 4,864
iShares Russell 1000 Growth ETF ........................................... 17,449 8,314
iShares Russell 1000 Value ETF(b) .......................................... 10,939 2,297
JPMorgan BetaBuilders Canada ETF(b) ....................................... 69,012 6,237
Schwab Fundamental Emerging Markets Equity ETF ............................. 276,770 10,252
Schwab Fundamental International Equity ETF ................................. 499,928 22,467
Schwab Fundamental International Small Equity ETF ............................. 35,056 1,586
SPDR Gold Shares(a) .................................................... 6,782 2,631
SPDR S&P Emerging Markets SmallCap ETF .................................. 14,790 982
State Street Real Estate Select Sector SPDR ETF ................................ 62,644 2,610
Vanguard FTSE All-World ex-US ETF ........................................ 57,714 4,211
Vanguard FTSE Developed Markets ETF ...................................... 368,060 22,661
Vanguard FTSE Emerging Markets ETF ...................................... 187,307 10,171
Vanguard FTSE Europe ETF ............................................... 67,017 5,464
Vanguard Real Estate ETF(b) .............................................. 9,925 906
Vanguard Total Bond Market ETF ........................................... 107,794 8,061
Vanguard Total Stock Market ETF ........................................... 23,353 7,854
Total Exchange-Traded Funds (Cost $140,391)
a
a
a
187,206
Affiliated Exchange-Traded Funds (22.2%)
VictoryShares Core Intermediate Bond ETF .................................... 548,471 26,217
VictoryShares Core Plus Intermediate Bond ETF ................................ 680,574 15,078
VictoryShares Emerging Markets Value Momentum ETF .......................... 93,130 5,247
VictoryShares Free Cash Flow Growth ETF .................................... 770,818 21,893
VictoryShares International Free Cash Flow ETF ................................ 378,165 10,612
VictoryShares International Free Cash Flow Growth ETF .......................... 304,328 8,345
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,260
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 155,000 3,956
Total Affiliated Exchange-Traded Funds (Cost $94,242)
a
a
a
96,608
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.91%(c) ........ 1,137,614 1,138
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.91%(c) ............ 1,137,614 1,138
Invesco Government & Agency Portfolio, Institutional Shares, 3.92%(c) ............... 1,137,614 1,137
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.91%(c) . 1,137,614 1,137
Total Collateral for Securities Loaned (Cost $4,550)
a
a
a
4,550
Total Investments (Cost $352,383) — 100.8% 439,458
Liabilities in excess of other assets —  (0.8)% (3,432)
NET ASSETS - 100.00% $ 436,026
At November 30, 2025, the Fund's investments in foreign securities were 27.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on November 30, 2025.

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Core
Intermediate Bond ETF ... $ 32,406 $ — $ (6,474) $ (1,116) $ 1,401 $ 26,217 548,471 $ 848 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 8,585 6,262 — — 231 15,078 680,574 380 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 740 3,974 — — 533 5,247 93,130 79 —
VictoryShares Free Cash Flow
Growth ETF ........... 13,860 4,641 — — 3,392 21,893 770,818 5 —
VictoryShares International
Free Cash Flow ETF ..... — 10,021 — — 591 10,612 378,165 36 —
VictoryShares International
Free Cash Flow Growth ETF — 7,829 — — 516 8,345 304,328 8 —
VictoryShares Short-Term
Bond ETF ............ 5,226 — — — 34 5,260 103,145 181 —
VictoryShares WestEnd
Economic Cycle Bond ETF 2,021 1,858 — — 77 3,956 155,000 98 —
$ 62,838 $ 34,585 $ (6,474) $ (1,116) $ 6,775 $ 96,608 3,033,631 $ 1,635 $ —

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (19.9%)
Communication Services (2.0%):
Alphabet, Inc. , Class A ................................................... 44,905 $ 14,378
Alphabet, Inc. , Class C ................................................... 4,282 1,371
Comcast Corp. , Class A .................................................. 34,512 921
Meta Platforms, Inc. , Class A .............................................. 2,029 1,315
Netflix, Inc. (a) ......................................................... 24,580 2,644
Verizon Communications, Inc. .............................................. 69,843 2,871
23,500
Consumer Discretionary (1.6%):
Amazon.com, Inc. (a) .................................................... 12,420 2,896
Aptiv PLC (a) .......................................................... 11,133 863
Booking Holdings, Inc. ................................................... 337 1,656
BorgWarner, Inc. ....................................................... 14,337 617
Deckers Outdoor Corp. (a) ................................................. 13,400 1,180
eBay, Inc. ............................................................ 14,517 1,202
Expedia Group, Inc. ..................................................... 7,155 1,829
General Motors Co. ..................................................... 31,184 2,293
Lowe's Cos., Inc. ....................................................... 4,398 1,066
Lululemon Athletica, Inc. (a) ............................................... 1,861 343
PulteGroup, Inc. ........................................................ 7,168 912
Ralph Lauren Corp. ..................................................... 3,914 1,438
Tapestry, Inc. .......................................................... 11,674 1,276
Toll Brothers, Inc. ...................................................... 6,069 849
Ulta Beauty, Inc. (a) ..................................................... 2,378 1,281
19,701
Consumer Staples (0.9%):
Altria Group, Inc. ....................................................... 26,669 1,574
Coca-Cola Consolidated, Inc. .............................................. 2,689 438
Ingredion, Inc. ......................................................... 7,237 778
Philip Morris International, Inc. ............................................. 13,376 2,106
Sysco Corp. ........................................................... 15,204 1,159
The Kroger Co. ........................................................ 22,111 1,488
U.S. Foods Holding Corp. (a) ............................................... 12,217 961
Walmart, Inc. .......................................................... 26,326 2,909
11,413
Energy (0.5%):
Coterra Energy, Inc. ..................................................... 23,121 621
EOG Resources, Inc. .................................................... 10,424 1,124
Marathon Petroleum Corp. ................................................ 6,891 1,335
Ovintiv, Inc. .......................................................... 16,081 659
TechnipFMC PLC ...................................................... 27,005 1,222
Valero Energy Corp. ..................................................... 6,573 1,162
6,123
Financials (2.6%):
American Express Co. ................................................... 4,590 1,676
Ameriprise Financial, Inc. ................................................. 4,704 2,144
Axis Capital Holdings Ltd. ................................................ 2,776 284
Capital One Financial Corp. ............................................... 6,945 1,521
Cincinnati Financial Corp. ................................................ 3,401 570
Everest Group Ltd. ...................................................... 3,022 950
Fidelity National Financial, Inc. ............................................ 18,762 1,115
Interactive Brokers Group, Inc. ............................................. 24,171 1,572
JPMorgan Chase & Co. .................................................. 14,518 4,545
PayPal Holdings, Inc. .................................................... 18,393 1,153
Popular, Inc. .......................................................... 3,965 455
Synchrony Financial ..................................................... 1,585 123
The Allstate Corp. ...................................................... 13,314 2,836
The Bank of New York Mellon Corp. ......................................... 7,612 853
The Goldman Sachs Group, Inc. ............................................ 3,818 3,154
The Hartford Insurance Group, Inc. .......................................... 9,263 1,269

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
The PNC Financial Services Group, Inc. ...................................... 9,865 $ 1,881
The Progressive Corp. ................................................... 6,376 1,459
Visa, Inc. , Class A ...................................................... 1,975 660
W.R. Berkley Corp. ..................................................... 1,248 97
Wells Fargo & Co. ...................................................... 29,374 2,522
30,839
Health Care (2.4%):
Abbott Laboratories ..................................................... 3,810 491
AbbVie, Inc. .......................................................... 13,845 3,153
Bristol-Myers Squibb Co. ................................................. 30,343 1,493
Cardinal Health, Inc. .................................................... 10,749 2,282
Cencora, Inc. .......................................................... 3,376 1,246
CVS Health Corp. ...................................................... 15,815 1,271
Exelixis, Inc. (a) ........................................................ 28,191 1,245
Gilead Sciences, Inc. .................................................... 19,466 2,450
Johnson & Johnson ..................................................... 12,884 2,666
McKesson Corp. ....................................................... 3,113 2,743
Merck & Co., Inc. ...................................................... 23,784 2,493
Pfizer, Inc. ............................................................ 75,609 1,946
Royalty Pharma PLC , Class A .............................................. 33,535 1,342
Tenet Healthcare Corp. (a) ................................................. 6,324 1,371
The Cigna Group ....................................................... 5,707 1,582
Universal Health Services, Inc. , Class B ....................................... 2,386 581
Zoetis, Inc. ........................................................... 6,118 784
29,139
Industrials (1.9%):
Acuity, Inc. ........................................................... 1,374 503
Allison Transmission Holdings, Inc. ......................................... 9,567 848
Automatic Data Processing, Inc. ............................................ 8,126 2,075
Caterpillar, Inc. ........................................................ 2,428 1,398
Comfort Systems USA, Inc. ............................................... 1,903 1,859
Cummins, Inc. ......................................................... 4,347 2,165
Delta Air Lines, Inc. ..................................................... 28,266 1,812
EMCOR Group, Inc. .................................................... 3,100 1,907
GE Vernova, Inc. ....................................................... 3,491 2,094
General Electric Co. ..................................................... 2,361 705
Leidos Holdings, Inc. .................................................... 8,454 1,615
Lockheed Martin Corp. ................................................... 2,251 1,031
Mueller Industries, Inc. ................................................... 5,003 550
Uber Technologies, Inc. (a) ................................................ 21,182 1,854
United Airlines Holdings, Inc. (a) ............................................ 18,903 1,927
22,343
Information Technology (7.0%):
Adobe, Inc. (a) ......................................................... 3,651 1,169
Amphenol Corp. , Class A ................................................. 10,836 1,527
Apple, Inc. ........................................................... 66,462 18,533
Arista Networks, Inc. (a) .................................................. 12,283 1,605
Cisco Systems, Inc. ..................................................... 47,752 3,674
Cognizant Technology Solutions Corp. , Class A ................................. 8,840 687
Dropbox, Inc. , Class A (a) ................................................. 46,151 1,379
F5, Inc. (a) ............................................................ 4,452 1,065
Flex Ltd. (a) ........................................................... 18,068 1,068
Gen Digital, Inc. ....................................................... 22,151 584
GoDaddy, Inc. , Class A (a) ................................................. 2,931 375
Hewlett Packard Enterprise Co. ............................................. 21,819 477
International Business Machines Corp. ........................................ 8,299 2,561
Jabil, Inc. ............................................................ 5,402 1,138
KLA Corp. ........................................................... 1,235 1,452
Lam Research Corp. ..................................................... 11,607 1,811
Microsoft Corp. ........................................................ 35,166 17,302
Motorola Solutions, Inc. .................................................. 1,959 724
NetApp, Inc. .......................................................... 10,000 1,115

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
NVIDIA Corp. ......................................................... 111,946 $ 19,814
Palantir Technologies, Inc. , Class A (a) ........................................ 16,803 2,830
QUALCOMM, Inc. ..................................................... 13,635 2,292
VeriSign, Inc. .......................................................... 4,905 1,236
Zoom Communications, Inc. (a) ............................................. 5,610 477
84,895
Materials (0.6%):
CF Industries Holdings, Inc. ............................................... 15,299 1,204
CRH PLC ............................................................ 12,277 1,473
Newmont Corp. ........................................................ 23,331 2,117
Reliance, Inc. .......................................................... 2,820 788
Steel Dynamics, Inc. ..................................................... 8,720 1,463
7,045
Utilities (0.4%):
DTE Energy Co. ....................................................... 8,180 1,121
Evergy, Inc. ........................................................... 8,131 631
National Fuel Gas Co. ................................................... 4,483 370
NRG Energy, Inc. ....................................................... 7,263 1,231
OGE Energy Corp. ...................................................... 7,225 331
Talen Energy Corp. (a) ................................................... 2,327 917
4,601
Total Common Stocks (Cost $175,562)
a
a
a
239,599
Exchange-Traded Funds (39.3%)
Invesco DB Commodity Index Tracking Fund (a) ................................ 114,500 2,640
Invesco RAFI Developed Markets ex-US ETF .................................. 177,931 11,350
Invesco RAFI Emerging Markets ETF ........................................ 394,365 10,222
iShares 0-5 Year TIPS Bond ETF ............................................ 104,502 10,772
iShares 1-3 Year Treasury Bond ETF ......................................... 156,318 12,987
iShares 20+ Year Treasury Bond ETF ......................................... 194,202 17,519
iShares 7-10 Year Treasury Bond ETF ........................................ 149,572 14,583
iShares Core MSCI Emerging Markets ETF .................................... 98,418 6,604
iShares Core S&P 500 ETF ................................................ 82,280 56,516
iShares Core S&P Small-Cap ETF ........................................... 209,502 25,322
iShares Core U.S. Aggregate Bond ETF ....................................... 427,681 43,119
iShares MSCI Canada ETF (b) .............................................. 236,439 12,460
iShares MSCI Europe Financials ETF ........................................ 326,757 11,436
iShares MSCI Japan ETF (b) ............................................... 65,257 5,417
iShares Russell 1000 Growth ETF (b) ......................................... 13,898 6,622
JPMorgan BetaBuilders Canada ETF (b) ....................................... 113,577 10,264
Schwab Fundamental Emerging Markets Equity ETF ............................. 475,785 17,623
Schwab Fundamental International Equity ETF ................................. 684,425 30,758
Schwab Fundamental International Small Equity ETF (b) ........................... 130,046 5,882
SPDR Gold Shares (a) .................................................... 42,479 16,477
SPDR S&P Emerging Markets SmallCap ETF .................................. 34,497 2,290
State Street Real Estate Select Sector SPDR ETF ................................ 109,734 4,573
Vanguard FTSE All-World ex-US ETF ........................................ 204,842 14,947
Vanguard FTSE Developed Markets ETF ...................................... 464,868 28,622
Vanguard FTSE Emerging Markets ETF ...................................... 270,824 14,706
Vanguard FTSE Europe ETF ............................................... 137,129 11,180
Vanguard Mortgage-Backed Securities ETF (b) .................................. 280,927 13,291
Vanguard Real Estate ETF (b) .............................................. 29,000 2,649
Vanguard S&P 500 ETF .................................................. 1 1
Vanguard Short-Term Corporate Bond ETF (b) .................................. 91,596 7,333
Vanguard Total Bond Market ETF ........................................... 202,171 15,118
Vanguard Total Stock Market ETF ........................................... 86,836 29,204
Total Exchange-Traded Funds (Cost $387,491)
a
a
a
472,487
Affiliated Exchange-Traded Funds (40.7%)
VictoryShares Core Intermediate Bond ETF .................................... 4,534,400 216,747
VictoryShares Core Plus Intermediate Bond ETF (b) .............................. 5,194,119 115,076

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
VictoryShares Emerging Markets Value Momentum ETF .......................... 161,904 $ 9,121
VictoryShares Free Cash Flow Growth ETF .................................... 1,408,986 40,019
VictoryShares International Free Cash Flow ETF ................................ 986,826 27,691
VictoryShares International Free Cash Flow Growth ETF .......................... 990,609 27,163
VictoryShares Short-Term Bond ETF ......................................... 402,475 20,524
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 1,325,000 33,820
Total Affiliated Exchange-Traded Funds (Cost $510,222)
a
a
a
490,161
Collateral for Securities Loaned (2.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .91% (c) ........ 8,538,626 8,539
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .91% (c) ............ 8,538,626 8,539
Invesco Government & Agency Portfolio, Institutional Shares , 3 .92% (c) ............... 8,719,176 8,719
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .91% (c) . 8,358,076 8,358
Total Collateral for Securities Loaned (Cost $34,155)
a
a
a
34,155
Total Investments (Cost $1,107,430) — 102.7% 1,236,402
Liabilities in excess of other assets —  (2.7)% (32,045)
NET ASSETS - 100.00% $ 1,204,357
At November 30, 2025, the Fund's investments in foreign securities were 16.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on November 30, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Core
Intermediate Bond ETF ... $ 261,681 $ — $ (47,332) $ (8,182) $ 10,580 $ 216,747 4,534,400 $ 6,999 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 73,480 39,701 — — 1,895 115,076 5,194,119 3,305 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 2,382 5,468 — — 1,271 9,121 161,904 185 —
VictoryShares Free Cash Flow
Growth ETF ........... 23,635 10,319 — — 6,065 40,019 1,408,986 8 —
VictoryShares International
Free Cash Flow ETF ..... — 26,215 — — 1,476 27,691 986,826 111 —
VictoryShares International
Free Cash Flow Growth ETF — 25,776 — — 1,387 27,163 990,609 25 —
VictoryShares Short-Term
Bond ETF ............ 20,394 — — — 130 20,524 402,475 707 —
VictoryShares WestEnd
Economic Cycle Bond ETF 17,685 15,489 — — 646 33,820 1,325,000 838 —
$ 399,257 $ 122,968 $ (47,332) $ (8,182) $ 23,450 $ 490,161 15,004,319 $ 12,178 $ —

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory International Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.0%)
Australia (4.3%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd. ................................................... 393,769 $ 15,047
Financials (0.7%):
ANZ Group Holdings Ltd. ................................................ 152,989 3,470
Macquarie Group Ltd. ................................................... 93,898 12,126
QBE Insurance Group Ltd. ................................................ 113,247 1,428
17,024
Health Care (0.3%):
CSL Ltd. ............................................................. 47,539 5,800
Industrials (0.5%):
Brambles Ltd. ......................................................... 381,578 6,012
Qantas Airways Ltd. ..................................................... 820,096 5,366
11,378
Materials (1.5%):
BHP Group Ltd. ........................................................ 857,155 23,449
Northern Star Resources Ltd. .............................................. 383,346 6,891
Orica Ltd. ............................................................ 266,739 4,166
Rio Tinto Ltd. ......................................................... 27,219 2,361
36,867
Real Estate (0.7%):
Charter Hall Group ...................................................... 117,184 1,909
Goodman Group ....................................................... 64,860 1,262
Scentre Group ......................................................... 5,123,687 13,695
16,866
102,982
Austria (0.8%):
Financials (0.8%):
BAWAG Group AG (a) (b) ................................................. 97,802 13,095
Erste Group Bank AG .................................................... 49,220 5,379
18,474
Information Technology (0.0%):(c)
ams-OSRAM AG (a) ..................................................... 42,764 453
18,927
Belgium (0.7%):
Communication Services (0.0%):(c)
Proximus SADP ........................................................ 104,068 896
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 63,694 3,926
Financials (0.1%):
Ageas SA ............................................................ 44,678 3,052
Materials (0.4%):
Solvay SA , Class A ..................................................... 167,192 5,331
Titan SA ............................................................. 37,386 1,973
Umicore SA ........................................................... 141,714 2,493
9,797
17,671
Brazil (1.2%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 428,446 2,844
Consumer Discretionary (0.1%):
Lojas Renner SA ....................................................... 561,810 1,658
Raizen SA , Preference Shares (a) ............................................ 2,304,700 363
Ultrapar Participacoes SA ................................................. 349,193 1,438
3,459

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Consumer Staples (0.3%):
Ambev SA ............................................................ 1,062,039 $ 2,758
Natura Cosmeticos SA (a) ................................................. 909,076 1,412
Raia Drogasil SA ....................................................... 445,300 2,003
6,173
Energy (0.1%):
PRIO SA (a) ........................................................... 465,900 3,248
Financials (0.3%):
Banco Bradesco SA , Preference Shares ....................................... 510,000 1,878
Banco Bradesco SA , ADR ................................................ 1,366,575 5,056
6,934
Health Care (0.1%):
Rede D'Or Sao Luiz SA (b) ................................................ 198,801 1,737
Utilities (0.2%):
Equatorial Energia SA ................................................... 587,900 4,380
28,775
Canada (3.1%):
Consumer Discretionary (0.1%):
Gildan Activewear, Inc. .................................................. 22,997 1,320
Energy (0.4%):
Headwater Exploration, Inc. ............................................... 245,197 1,565
Suncor Energy, Inc. (d) ................................................... 37,666 1,694
Whitecap Resources, Inc. ................................................. 832,122 6,962
10,221
Financials (0.6%):
Bank of Montreal ....................................................... 15,749 1,994
Brookfield Corp. ....................................................... 33,211 1,568
Canadian Imperial Bank of Commerce ........................................ 36,429 3,150
Fairfax Financial Holdings Ltd. ............................................. 2,140 3,685
Royal Bank of Canada ................................................... 19,526 3,021
13,418
Industrials (0.4%):
Element Fleet Management Corp. ........................................... 307,187 8,185
Finning International, Inc. ................................................. 41,366 2,213
10,398
Information Technology (0.6%):
Celestica, Inc. (a) ....................................................... 35,236 12,107
Shopify, Inc. , Class A (a) .................................................. 10,368 1,656
13,763
Materials (0.9%):
Barrick Mining Corp. .................................................... 74,426 3,112
DPM Metals, Inc. ....................................................... 160,155 4,470
Lundin Mining Corp. .................................................... 500,577 9,354
Nutrien Ltd. (d) ......................................................... 36,359 2,115
Nutrien Ltd., Toronto .................................................... 36,526 2,125
21,176
Utilities (0.1%):
Algonquin Power & Utilities Corp. (d) ........................................ 502,843 3,077
73,373
Chile (0.3%):
Consumer Staples (0.3%):
Cencosud SA .......................................................... 2,043,048 6,429
China (1.9%):
Communication Services (0.5%):
Baidu, Inc. , Class SW (a) .................................................. 212,156 3,128
Kuaishou Technology , Class W (b) ........................................... 160,600 1,410

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Tencent Holdings Ltd. ................................................... 95,000 $ 7,507
12,045
Consumer Discretionary (0.4%):
BYD Co. Ltd. ......................................................... 135,600 1,704
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 721,200 6,245
Pop Mart International Group Ltd. (b) ......................................... 50,200 1,457
9,406
Consumer Staples (0.1%):
China Mengniu Dairy Co. Ltd. ............................................. 482,924 935
JD Health International, Inc. (a) (b) ........................................... 163,450 1,293
Tingyi Cayman Islands Holding Corp. ........................................ 658,000 1,010
3,238
Financials (0.4%):
Agricultural Bank of China Ltd. , Class H ...................................... 2,475,000 1,857
Bank of China Ltd. , Class H ............................................... 3,494,000 2,106
China Construction Bank Corp. , Class H ...................................... 2,022,000 2,130
PICC Property & Casualty Co. Ltd. , Class H ................................... 1,264,000 2,875
8,968
Health Care (0.2%):
3SBio, Inc. (a) (b) ....................................................... 927,000 3,737
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 99,300 1,297
5,034
Industrials (0.2%):
Kanzhun Ltd. , ADR ..................................................... 167,827 3,709
Information Technology (0.0%):(c)
Xiaomi Corp. , Class W (a) (b) ............................................... 187,800 998
Materials (0.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 704,000 2,800
46,198
Denmark (1.4%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 75,453 9,031
Financials (0.2%):
Jyske Bank A/S , Registered Shares .......................................... 46,011 5,697
Health Care (0.8%):
Genmab A/S (a) ........................................................ 17,420 5,598
Novo Nordisk A/S , Class B (d) .............................................. 276,770 13,708
19,306
34,034
Finland (1.1%):
Financials (0.7%):
Nordea Bank Abp ....................................................... 960,745 16,999
Industrials (0.2%):
Konecranes Oyj ........................................................ 47,824 4,908
Information Technology (0.2%):
Nokia Oyj ............................................................ 608,431 3,705
25,612
France (8.7%):
Communication Services (0.5%):
Orange SA (d) ......................................................... 446,534 7,360
Publicis Groupe SA ..................................................... 53,376 5,209
12,569
Consumer Discretionary (1.1%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 32,275 23,852
Renault SA ........................................................... 41,804 1,675

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Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Valeo SE ............................................................. 104,467 $ 1,324
26,851
Consumer Staples (0.9%):
Carrefour SA .......................................................... 164,747 2,537
L'Oreal SA ........................................................... 43,579 19,006
21,543
Energy (0.9%):
Gaztransport Et Technigaz SA .............................................. 34,429 6,881
Technip Energies NV .................................................... 133,766 5,224
TotalEnergies SE ....................................................... 106,095 6,979
Vallourec SACA ....................................................... 81,910 1,492
20,576
Financials (0.9%):
AXA SA ............................................................. 108,181 4,887
BNP Paribas SA ........................................................ 90,241 7,712
Societe Generale SA ..................................................... 127,127 8,851
21,450
Health Care (0.4%):
BioMerieux ........................................................... 14,187 1,778
Ipsen SA ............................................................. 11,292 1,630
Sanofi SA ............................................................ 63,879 6,370
9,778
Industrials (2.7%):
Cie de Saint-Gobain SA .................................................. 44,866 4,477
Eiffage SA ............................................................ 104,260 14,404
Rexel SA ............................................................. 346,288 13,196
Safran SA ............................................................ 76,708 25,783
Schneider Electric SE (d) .................................................. 15,775 4,245
SPIE SA ............................................................. 30,884 1,676
63,781
Information Technology (0.3%):
Capgemini SE ......................................................... 45,324 7,100
Materials (0.4%):
Arkema SA ........................................................... 150,595 9,179
Real Estate (0.2%):
Klepierre SA .......................................................... 144,638 5,630
Utilities (0.4%):
Engie SA ............................................................. 300,913 7,656
Veolia Environnement SA ................................................. 56,438 1,921
9,577
208,034
Germany (6.8%):
Communication Services (0.3%):
CTS Eventim AG & Co. KGaA (d) ........................................... 72,010 7,050
Consumer Discretionary (0.8%):
Aumovio SE (a) ........................................................ 16,804 723
Continental AG ........................................................ 23,523 1,751
Mercedes-Benz Group AG ................................................ 20,262 1,368
Volkswagen AG , Preference Shares .......................................... 115,363 13,186
Zalando SE (a) (b) ....................................................... 86,577 2,332
19,360
Consumer Staples (0.2%):
Henkel AG & Co. KGaA , Preference Shares .................................... 58,087 4,685
Financials (1.6%):
Allianz SE , Registered Shares .............................................. 82,688 35,688

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 4,755 $ 2,996
38,684
Health Care (0.2%):
Fresenius Medical Care AG ............................................... 24,389 1,166
Fresenius SE & Co. KGaA ................................................ 66,599 3,658
4,824
Industrials (1.8%):
Daimler Truck Holding AG ................................................ 75,036 3,176
GEA Group AG ........................................................ 20,144 1,365
Siemens AG , Registered Shares ............................................. 135,880 36,031
Siemens Energy AG (a) ................................................... 22,196 2,971
43,543
Information Technology (1.1%):
SAP SE .............................................................. 108,927 26,293
Materials (0.2%):
BASF SE (d) .......................................................... 66,136 3,449
Evonik Industries AG .................................................... 120,355 1,852
5,301
Utilities (0.6%):
E.ON SE ............................................................. 108,077 1,925
RWE AG ............................................................. 231,522 11,757
13,682
163,422
Greece (0.4%):
Financials (0.4%):
National Bank of Greece SA ............................................... 577,888 9,054
Hong Kong (2.9%):
Communication Services (0.1%):
NetEase Cloud Music, Inc. (a) (b) ............................................ 85,900 2,138
Consumer Discretionary (0.4%):
Alibaba Group Holding Ltd. , Class W ........................................ 434,357 8,546
Galaxy Entertainment Group Ltd. ........................................... 306,000 1,588
10,134
Consumer Staples (0.1%):
WH Group Ltd. (b) ...................................................... 1,600,302 1,676
Financials (1.4%):
AIA Group Ltd. ........................................................ 2,248,200 23,418
BOC Hong Kong Holdings Ltd. ............................................ 488,500 2,359
Hong Kong Exchanges & Clearing Ltd. ....................................... 31,700 1,686
Prudential PLC ........................................................ 391,991 5,679
33,142
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 328,482 2,317
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 2,955,764 15,199
Utilities (0.2%):
Kunlun Energy Co. Ltd. .................................................. 4,082,000 3,899
68,505
India (1.5%):
Consumer Discretionary (0.1%):
Mahindra & Mahindra Ltd. ................................................ 35,901 1,511
Energy (0.1%):
Reliance Industries Ltd. .................................................. 182,746 3,215
Financials (0.6%):
Canara Bank .......................................................... 864,150 1,469

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
ICICI Bank Ltd. ........................................................ 192,248 $ 2,994
Nippon Life India Asset Management Ltd. (b) ................................... 475,796 4,671
Power Finance Corp. Ltd. ................................................. 1,146,347 4,666
13,800
Industrials (0.1%):
Adani Ports & Special Economic Zone Ltd. .................................... 92,209 1,569
Information Technology (0.2%):
Coforge Ltd. .......................................................... 135,541 2,907
Infosys Ltd. ........................................................... 76,614 1,344
Persistent Systems Ltd. ................................................... 18,990 1,355
5,606
Materials (0.2%):
Hindalco Industries Ltd. .................................................. 233,270 2,118
National Aluminium Co. Ltd. .............................................. 1,070,279 3,122
5,240
Real Estate (0.1%):
Oberoi Realty Ltd. ...................................................... 179,591 3,316
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 552,179 1,671
35,928
Indonesia (0.2%):
Financials (0.1%):
PT Bank Negara Indonesia Persero Tbk ....................................... 5,718,796 1,465
Materials (0.1%):
Aneka Tambang Tbk .................................................... 12,833,800 2,244
3,709
Ireland (1.4%):
Financials (0.7%):
AIB Group PLC ........................................................ 403,999 4,156
Bank of Ireland Group PLC ............................................... 629,124 11,651
15,807
Industrials (0.4%):
AerCap Holdings NV .................................................... 55,166 7,392
DCC PLC ............................................................ 29,819 1,973
9,365
Materials (0.3%):
James Hardie Industries PLC (a) (d) .......................................... 384,524 7,649
32,821
Italy (2.5%):
Consumer Discretionary (0.3%):
Ferrari NV ............................................................ 3,830 1,504
Lottomatica Group SpA .................................................. 101,314 2,588
PRADA SpA .......................................................... 654,900 3,889
7,981
Energy (0.2%):
Eni SpA ............................................................. 229,960 4,299
Financials (1.2%):
Banca Mediolanum SpA .................................................. 83,576 1,791
Banco BPM SpA ....................................................... 1,019,609 14,694
BPER Banca SpA (d) .................................................... 309,898 3,734
UniCredit SpA ......................................................... 109,079 8,119
28,338
Information Technology (0.1%):
Reply SpA ............................................................ 23,117 3,078

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Utilities (0.7%):
Enel SpA ............................................................. 1,538,655 $ 15,898
59,594
Japan (19.0%):
Communication Services (0.8%):
Dentsu Group, Inc. ...................................................... 99,130 2,252
Hakuhodo DY Holdings, Inc. .............................................. 114,430 865
Kakaku.com, Inc. ....................................................... 614,400 9,070
Konami Group Corp. .................................................... 44,800 6,848
Nippon Television Holdings, Inc. ............................................ 42,105 1,079
20,114
Consumer Discretionary (3.6%):
Asics Corp. ........................................................... 597,800 14,320
Honda Motor Co. Ltd. ................................................... 266,718 2,690
Isuzu Motors Ltd. ....................................................... 23,452 359
Koito Manufacturing Co. Ltd. .............................................. 149,810 2,180
Nikon Corp. ........................................................... 77,160 893
Nissan Motor Co. Ltd. (a) ................................................. 537,322 1,310
Rinnai Corp. .......................................................... 51,336 1,308
Sanrio Co. Ltd. ........................................................ 196,000 7,023
Sega Sammy Holdings, Inc. ............................................... 43,840 754
Sony Group Corp. ...................................................... 157,000 4,607
Stanley Electric Co. Ltd. .................................................. 51,911 1,016
Subaru Corp. .......................................................... 107,531 2,402
Sumitomo Electric Industries Ltd. ........................................... 255,600 10,073
Sumitomo Rubber Industries Ltd. ........................................... 70,991 991
Suzuki Motor Corp. ..................................................... 116,800 1,827
Toyota Motor Corp. ..................................................... 1,674,700 33,785
85,538
Consumer Staples (0.7%):
Asahi Group Holdings Ltd. ................................................ 308,100 3,574
MatsukiyoCocokara & Co. ................................................ 223,100 4,127
Toyo Suisan Kaisha Ltd. .................................................. 110,500 7,936
Tsuruha Holdings, Inc. (d) ................................................. 108,445 1,924
17,561
Financials (3.1%):
Dai-ichi Life Holdings, Inc. ............................................... 107,296 837
Japan Post Insurance Co. Ltd. .............................................. 113,010 3,144
Mizuho Financial Group, Inc. .............................................. 772,950 27,262
ORIX Corp. ........................................................... 156,800 4,287
Resona Holdings, Inc. .................................................... 390,192 3,973
Sumitomo Mitsui Financial Group, Inc. ....................................... 169,340 5,124
Sumitomo Mitsui Trust Group, Inc. .......................................... 140,840 4,092
T&D Holdings, Inc. ..................................................... 209,365 4,549
The Chiba Bank Ltd. .................................................... 293,540 3,094
Tokio Marine Holdings, Inc. ............................................... 514,600 18,245
74,607
Health Care (1.8%):
Alfresa Holdings Corp. ................................................... 63,439 959
Eisai Co. Ltd. .......................................................... 38,467 1,207
Hoya Corp. ........................................................... 121,800 18,299
Ono Pharmaceutical Co. Ltd. .............................................. 48,494 683
Otsuka Holdings Co. Ltd. ................................................. 42,200 2,390
Shionogi & Co. Ltd. ..................................................... 989,246 16,968
Takeda Pharmaceutical Co. Ltd. ............................................ 63,923 1,843
42,349
Industrials (4.7%):
Amada Co. Ltd. ........................................................ 74,800 891
Central Japan Railway Co. ................................................ 200,400 5,477
Fuji Electric Co. Ltd. .................................................... 278,000 19,409

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Fujikura Ltd. .......................................................... 92,100 $ 10,660
Hino Motors Ltd. (a) ..................................................... 158,453 399
ITOCHU Corp. ........................................................ 65,400 3,923
Japan Airlines Co. Ltd. ................................................... 63,521 1,185
JGC Holdings Corp. ..................................................... 105,552 1,288
Komatsu Ltd. .......................................................... 56,600 1,859
Kubota Corp. .......................................................... 239,000 3,450
MISUMI Group, Inc. .................................................... 209,900 3,039
Mitsubishi Heavy Industries Ltd. ............................................ 815,900 20,668
Nippon Yusen KK ...................................................... 316,600 10,028
Obayashi Corp. ........................................................ 346,600 7,067
Persol Holdings Co. Ltd. .................................................. 792,490 1,426
Recruit Holdings Co. Ltd. ................................................. 25,300 1,294
Sanwa Holdings Corp. ................................................... 610,800 15,754
Sumitomo Heavy Industries Ltd. ............................................ 36,342 991
THK Co. Ltd. ......................................................... 34,815 892
Yamato Holdings Co. Ltd. ................................................. 118,110 1,701
111,401
Information Technology (2.9%):
Alps Alpine Co. Ltd. .................................................... 54,371 706
Disco Corp. ........................................................... 54,300 15,144
Fujitsu Ltd. ........................................................... 659,900 17,510
Horiba Ltd. ........................................................... 14,040 1,302
Ibiden Co. Ltd. ......................................................... 91,200 6,972
NEC Corp. ........................................................... 141,400 5,343
Oracle Corp. .......................................................... 121,100 10,417
Rohm Co. Ltd. ......................................................... 186,120 2,499
SCREEN Holdings Co. Ltd. ............................................... 20,900 1,724
Tokyo Seimitsu Co. Ltd. .................................................. 40,100 2,670
Yokogawa Electric Corp. ................................................. 190,300 6,087
70,374
Materials (0.3%):
Asahi Kasei Corp. ...................................................... 535,100 4,470
Mitsubishi Gas Chemical Co., Inc. ........................................... 79,460 1,374
Taiheiyo Cement Corp. ................................................... 27,167 659
6,503
Real Estate (1.0%):
Daiwa House Industry Co. Ltd. ............................................. 158,300 5,403
Mitsubishi Estate Co. Ltd. ................................................. 165,699 3,910
Sumitomo Realty & Development Co. Ltd. .................................... 305,900 14,784
24,097
Utilities (0.1%):
Kyushu Electric Power Co., Inc. ............................................ 252,200 2,815
455,359
Luxembourg (0.1%):
Communication Services (0.0%):(c)
RTL Group SA (d) ...................................................... 22,621 893
Materials (0.1%):
ArcelorMittal SA (d) ..................................................... 44,726 1,938
2,831
Mexico (0.5%):
Communication Services (0.2%):
America Movil SAB de CV , ADR (d) ......................................... 155,935 3,599
Energy (0.2%):
Vista Energy SAB de CV , ADR (a) ........................................... 102,590 5,043
Financials (0.1%):
Gentera SAB de CV ..................................................... 887,666 2,091
10,733

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Netherlands (5.7%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 2,534,185 $ 11,609
Consumer Discretionary (0.1%):
Prosus NV (a) .......................................................... 54,985 3,466
Consumer Staples (0.2%):
Heineken NV .......................................................... 28,347 2,312
Koninklijke Ahold Delhaize NV ............................................ 53,876 2,230
4,542
Financials (2.3%):
ABN AMRO Bank NV , Class CV (b) ......................................... 157,837 5,347
Euronext NV (b) ........................................................ 41,202 6,313
ING Groep NV ........................................................ 1,189,491 30,838
NN Group NV ......................................................... 156,369 11,346
53,844
Health Care (0.3%):
Argenx SE (a) .......................................................... 2,822 2,572
Koninklijke Philips NV .................................................. 159,664 4,504
7,076
Industrials (0.6%):
Randstad NV .......................................................... 47,943 1,865
Wolters Kluwer NV ..................................................... 116,460 12,351
14,216
Information Technology (1.7%):
ASML Holding NV ..................................................... 35,894 37,958
BE Semiconductor Industries NV ........................................... 21,938 3,323
41,281
136,034
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 370,068 7,926
Norway (0.7%):
Industrials (0.4%):
Kongsberg Gruppen ASA ................................................. 401,431 9,518
Materials (0.3%):
Norsk Hydro ASA ...................................................... 1,083,070 7,769
17,287
Portugal (0.2%):
Energy (0.2%):
Galp Energia SGPS SA ................................................... 229,209 4,607
Russian Federation (0.0%):(c)
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 177,615 —
Energy (0.0%):
Gazprom PJSC , ADR (a) (e) (f) .............................................. 153,287 —
LUKOIL PJSC , ADR (a) (e) (f) .............................................. 34,917 —
—
Financials (0.0%):(c)
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 505,824 — (g)
Sberbank of Russia PJSC (a) (e) (f) ........................................... 564,350 —
— (g)
— (g)
Saudi Arabia (0.1%):
Communication Services (0.1%):
Etihad Etisalat Co. ...................................................... 74,140 1,243

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Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Financials (0.0%):(c)
Saudi Awwal Bank ...................................................... 151,395 $ 1,237
2,480
Singapore (1.2%):
Consumer Discretionary (0.1%):
Sea Ltd. , ADR (a) ....................................................... 16,088 2,236
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 65,530 2,746
Singapore Exchange Ltd. ................................................. 947,600 12,360
15,106
Industrials (0.4%):
Singapore Technologies Engineering Ltd. ...................................... 1,327,200 8,521
Information Technology (0.1%):
ASMPT Ltd. .......................................................... 163,430 1,587
27,450
South Africa (0.3%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 321,394 2,972
Consumer Staples (0.1%):
Shoprite Holdings Ltd. ................................................... 90,342 1,450
Financials (0.1%):
Old Mutual Ltd. ........................................................ 2,261,977 1,844
Sanlam Ltd. ........................................................... 232,440 1,248
3,092
Materials (0.0%):(c)
Valterra Platinum Ltd. ................................................... 5,635 392
7,906
South Korea (2.2%):
Communication Services (0.2%):
KT Corp. ............................................................. 67,110 2,308
SK Telecom Co. Ltd. .................................................... 80,957 2,953
5,261
Consumer Discretionary (0.2%):
Coway Co. Ltd. ........................................................ 10,331 606
Hankook Tire & Technology Co. Ltd. ........................................ 21,714 909
Hyundai Mobis Co. Ltd. .................................................. 12,745 2,688
Kia Corp. ............................................................ 16,864 1,310
5,513
Financials (0.7%):
DB Insurance Co. Ltd. ................................................... 21,405 1,818
Hana Financial Group, Inc. ................................................ 50,834 3,235
KB Financial Group, Inc. ................................................. 36,219 3,090
KIWOOM Securities Co. Ltd. .............................................. 20,344 3,793
Shinhan Financial Group Co. Ltd. ........................................... 87,348 4,670
16,606
Industrials (0.7%):
Hanwha Aerospace Co. Ltd. ............................................... 4,333 2,516
HD Hyundai Electric Co. Ltd. .............................................. 12,044 6,382
Hyundai Rotem Co. Ltd. .................................................. 41,327 4,950
Samsung E&A Co. Ltd. .................................................. 151,374 2,638
16,486
Information Technology (0.4%):
Samsung Electronics Co. Ltd. .............................................. 43,281 2,973
SK hynix, Inc. ......................................................... 15,522 5,623
8,596
52,462

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Spain (2.8%):
Energy (0.1%):
Repsol SA ............................................................ 105,274 $ 1,950
Financials (1.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 1,390,283 30,045
Banco Santander SA ..................................................... 602,758 6,465
Bankinter SA (d) ........................................................ 534,584 8,427
44,937
Industrials (0.6%):
Aena SME SA (b) ....................................................... 481,558 13,114
Real Estate (0.1%):
Merlin Properties Socimi SA (d) ............................................ 209,183 3,089
Utilities (0.1%):
Iberdrola SA .......................................................... 141,399 2,984
66,074
Sweden (1.7%):
Communication Services (0.2%):
Tele2 AB , B Shares ..................................................... 355,742 5,671
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 156,464 4,333
Financials (0.2%):
Avanza Bank Holding AB ................................................. 85,890 3,387
Swedbank AB , Class A ................................................... 65,071 2,072
5,459
Industrials (0.9%):
Atlas Copco AB , Class B ................................................. 1,128,655 17,285
SKF AB , B Shares ...................................................... 129,597 3,401
20,686
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 323,949 3,128
Materials (0.1%):
Boliden AB (a) ......................................................... 37,729 1,811
41,088
Switzerland (8.2%):
Consumer Discretionary (0.3%):
On Holding AG , Class A (a) ................................................ 107,759 4,740
The Swatch Group AG , Class BR ........................................... 11,879 2,404
7,144
Consumer Staples (2.1%):
Coca-Cola HBC AG ..................................................... 403,110 20,221
Nestle SA , Registered Shares .............................................. 294,095 29,258
49,479
Financials (1.2%):
Partners Group Holding AG ............................................... 5,945 7,059
UBS Group AG ........................................................ 487,577 18,822
Zurich Insurance Group AG ............................................... 5,094 3,664
29,545
Health Care (3.6%):
Amrize Ltd. (a) ......................................................... 37,272 1,919
Novartis AG , Registered Shares ............................................. 303,947 39,663
Roche Holding AG ...................................................... 98,241 37,646
Sandoz Group AG ...................................................... 105,828 7,488
86,716
Industrials (0.4%):
ABB Ltd. , Registered Shares ............................................... 63,055 4,539
Adecco Group AG ...................................................... 53,843 1,505

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Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Sulzer AG , Registered Shares .............................................. 19,250 $ 3,363
9,407
Information Technology (0.5%):
Logitech International SA , Class R .......................................... 93,214 10,521
Materials (0.1%):
Holcim AG (a) ......................................................... 34,748 3,260
196,072
Taiwan (2.0%):
Consumer Discretionary (0.1%):
Minth Group Ltd. ....................................................... 836,000 3,667
Financials (0.1%):
CTBC Financial Holding Co. Ltd. ........................................... 1,082,000 1,499
Health Care (0.0%):(c)
Bora Pharmaceuticals Co. Ltd. ............................................. 63,387 1,105
Information Technology (1.8%):
Delta Electronics, Inc. ................................................... 72,000 2,147
Elite Material Co. Ltd. ................................................... 207,000 10,114
Hon Hai Precision Industry Co. Ltd. ......................................... 220,000 1,586
King Yuan Electronics Co. Ltd. ............................................. 388,000 2,842
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 372,000 17,154
Wiwynn Corp. ......................................................... 60,000 8,768
42,611
48,882
Thailand (0.3%):
Communication Services (0.0%):(c)
Advanced Info Service PCL, NVDR ......................................... 140,600 1,344
Financials (0.2%):
Kasikornbank PCL ...................................................... 773,791 4,488
Health Care (0.1%):
Bumrungrad Hospital PCL, NVDR .......................................... 455,600 2,404
8,236
Turkey (0.0%):(c)
Consumer Staples (0.0%):(c)
Coca-Cola Icecek A/S .................................................... 177,601 215
United Arab Emirates (0.3%):
Communication Services (0.0%):(c)
VEON Ltd. , ADR (a) ..................................................... 11,781 629
Real Estate (0.3%):
Emaar Development PJSC ................................................ 1,367,425 5,475
6,104
United Kingdom (13.0%):
Communication Services (0.6%):
Auto Trader Group PLC (b) ................................................ 818,550 6,921
BT Group PLC ........................................................ 1,358,925 3,258
Informa PLC .......................................................... 148,716 1,891
WPP PLC ............................................................ 355,729 1,430
13,500
Consumer Discretionary (0.9%):
Birkenstock Holding PLC (a) ............................................... 37,334 1,618
Burberry Group PLC (a) .................................................. 113,616 1,718
Inchcape PLC ......................................................... 231,600 2,362
Kingfisher PLC ........................................................ 530,106 2,146
Next PLC ............................................................ 70,559 13,195
21,039
Consumer Staples (1.7%):
British American Tobacco PLC ............................................. 170,572 10,014

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Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Imperial Brands PLC .................................................... 492,146 $ 20,904
J Sainsbury PLC ....................................................... 290,910 1,240
Reckitt Benckiser Group PLC .............................................. 53,167 4,120
Tate & Lyle PLC ....................................................... 197,599 980
Unilever PLC ......................................................... 70,636 4,249
41,507
Energy (2.0%):
BP PLC .............................................................. 2,104,587 12,637
Harbour Energy PLC .................................................... 505,842 1,394
Shell PLC ............................................................ 931,372 34,224
Shell PLC-DRIP (a) ..................................................... 932,028 334
48,589
Financials (3.2%):
3i Group PLC ......................................................... 64,117 2,681
Barclays PLC ......................................................... 4,792,359 27,182
HSBC Holdings PLC .................................................... 2,155,568 30,542
ICG PLC ............................................................. 88,798 2,442
Standard Chartered PLC .................................................. 666,043 14,750
77,597
Health Care (1.3%):
AstraZeneca PLC ....................................................... 32,619 6,047
GSK PLC ............................................................ 791,120 18,823
Hikma Pharmaceuticals PLC ............................................... 276,251 5,685
30,555
Industrials (1.0%):
easyJet PLC ........................................................... 427,014 2,821
Howden Joinery Group PLC ............................................... 798,370 8,894
IMI PLC ............................................................. 120,506 3,886
International Consolidated Airlines Group SA ................................... 290,324 1,524
RELX PLC ........................................................... 42,571 1,707
Rolls-Royce Holdings PLC ................................................ 321,134 4,532
23,364
Information Technology (0.1%):
Softcat PLC ........................................................... 156,714 3,007
Materials (1.2%):
Anglo American PLC .................................................... 48,048 1,816
Endeavour Mining PLC .................................................. 136,307 6,260
Mondi PLC ........................................................... 145,661 1,676
Rio Tinto PLC ......................................................... 262,242 18,827
28,579
Real Estate (0.3%):
Land Securities Group PLC ............................................... 231,380 1,852
LondonMetric Property PLC ............................................... 540,569 1,346
The British Land Co. PLC ................................................ 783,636 4,215
The UNITE Group PLC .................................................. 123,559 863
8,276
Utilities (0.7%):
Centrica PLC .......................................................... 5,235,415 11,889
Drax Group PLC ....................................................... 214,021 2,106
National Grid PLC ...................................................... 105,527 1,603
15,598
311,611
United States (0.2%):
Consumer Discretionary (0.2%):
Carnival PLC (a) ........................................................ 220,350 5,278
Total Common Stocks (Cost $1,523,619) 2,343,703

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Name
Acquisition Date
Cost
Gazprom PJSC , ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC , ADR .........................................
12/29/2015
2,087
Mobile TeleSystems PJSC , ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC , ADR ..................................
1/15/2016
556
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
Security Description Shares
Value
(000)
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares Core MSCI EAFE ETF (d) ........................................... 63,711 $ 5,660
iShares Core MSCI Emerging Markets ETF .................................... 2,019 135
Vanguard FTSE All-World ex-US Small-Cap ETF ............................... 464 67
5,862
Total Exchange-Traded Funds (Cost $5,636) 5,862
Collateral for Securities Loaned (1.7%)^
United States (1.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .91% (h) ........ 10,323,171 10,323
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .91% (h) ............ 10,313,290 10,313
Invesco Government & Agency Portfolio, Institutional Shares , 3 .92% (h) ............... 10,313,290 10,313
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .91% (h) . 10,316,584 10,317
Total Collateral for Securities Loaned (Cost $41,266) 41,266
Total Investments (Cost $1,570,521) — 99.9% 2,390,831
Other assets in excess of liabilities — 0.1% 284
NET ASSETS - 100.00% $ 2,391,115
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$73,781 (thousands) and amounted to 3.1% of net assets.
(c) Amount represents less than 0.05% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2025 (amounts
in thousands):
(f) Security was fair valued using significant unobservable inputs as of November 30, 2025.
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on November 30, 2025.
ADR
—
American Depositary Receipt
DRIP
—
Dividend Reinvestment Program
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (89.5%)
Australia (1.4%):
Energy (0.3%):
Santos Ltd. ........................................................... 105,168 $ 444
Woodside Energy Group Ltd. .............................................. 27,406 448
892
Financials (0.7%):
ANZ Group Holdings Ltd. ................................................ 34,874 791
Commonwealth Bank of Australia ........................................... 6,151 615
Westpac Banking Corp. .................................................. 29,214 719
2,125
Real Estate (0.4%):
Scentre Group ......................................................... 198,471 530
Vicinity Ltd. .......................................................... 401,491 647
1,177
4,194
Brazil (0.3%):
Financials (0.3%):
NU Holdings Ltd. , Class A (a) .............................................. 33,219 578
XP, Inc. , Class A ....................................................... 21,282 419
997
Canada (10.0%):
Communication Services (0.2%):
Rogers Communications, Inc. , Class B ........................................ 13,807 540
Consumer Discretionary (0.6%):
Dollarama, Inc. ........................................................ 4,189 599
Magna International, Inc. ................................................. 9,271 454
Restaurant Brands International, Inc. ......................................... 9,163 666
1,719
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. ............................................. 15,480 846
Energy (2.1%):
ARC Resources Ltd. ..................................................... 25,716 460
Cameco Corp. ......................................................... 6,145 545
Canadian Natural Resources Ltd. ............................................ 39,139 1,325
Cenovus Energy, Inc. .................................................... 22,871 408
Enbridge, Inc. ......................................................... 33,375 1,622
Suncor Energy, Inc. ..................................................... 27,508 1,237
TC Energy Corp. ....................................................... 17,900 967
6,564
Financials (4.2%):
Bank of Montreal ....................................................... 8,951 1,133
Brookfield Corp. ....................................................... 26,343 1,244
Canadian Imperial Bank of Commerce ........................................ 12,742 1,102
Fairfax Financial Holdings Ltd. ............................................. 311 536
iA Financial Corp., Inc. ................................................... 3,812 450
Intact Financial Corp. .................................................... 2,403 491
Manulife Financial Corp. ................................................. 16,219 574
Power Corp. of Canada ................................................... 10,405 530
Royal Bank of Canada ................................................... 16,652 2,576
Sun Life Financial, Inc. .................................................. 10,876 645
The Bank of Nova Scotia ................................................. 17,083 1,185
The Toronto-Dominion Bank ............................................... 21,345 1,797
TMX Group Ltd. ....................................................... 13,782 506
12,769
Industrials (0.7%):
Canadian Pacific Kansas City Ltd. ........................................... 19,638 1,423
GFL Environmental, Inc. ................................................. 8,950 407

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Thomson Reuters Corp. .................................................. 3,102 $ 421
2,251
Information Technology (1.2%):
Celestica, Inc. (a) ....................................................... 1,491 512
CGI, Inc. ............................................................. 5,472 487
Constellation Software, Inc. ............................................... 266 644
Shopify, Inc. , Class A (a) .................................................. 14,394 2,300
3,943
Materials (0.7%):
Agnico Eagle Mines Ltd. ................................................. 5,965 1,041
Barrick Mining Corp. .................................................... 20,161 843
Nutrien Ltd., Toronto .................................................... 7,045 410
2,294
30,926
China (0.1%):
Industrials (0.1%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 170,900 443
Denmark (0.2%):
Health Care (0.2%):
Genmab A/S (a) ........................................................ 1,647 529
France (2.1%):
Consumer Staples (0.2%):
Danone SA ........................................................... 9,103 814
Energy (0.2%):
TotalEnergies SE ....................................................... 10,822 712
Health Care (0.2%):
Sanofi SA ............................................................ 7,046 703
Industrials (0.7%):
Airbus SE ............................................................ 3,383 796
Schneider Electric SE .................................................... 1,668 449
Vinci SA ............................................................. 5,629 799
2,044
Materials (0.4%):
Air Liquide SA ........................................................ 6,335 1,214
Utilities (0.4%):
Veolia Environnement SA ................................................. 38,455 1,308
6,795
Germany (0.8%):
Financials (0.1%):
Deutsche Boerse AG .................................................... 1,267 339
Industrials (0.2%):
Siemens AG , Registered Shares ............................................. 2,769 734
Information Technology (0.5%):
Infineon Technologies AG ................................................. 11,220 474
SAP SE .............................................................. 3,309 799
1,273
2,346
Hong Kong (2.8%):
Communication Services (0.2%):
HKT Trust & HKT Ltd. , Class SS ........................................... 398,000 609
Consumer Staples (0.1%):
WH Group Ltd. (b) ...................................................... 454,500 476
Financials (0.8%):
AIA Group Ltd. ........................................................ 72,800 758
BOC Hong Kong Holdings Ltd. ............................................ 125,500 606

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Hang Seng Bank Ltd. .................................................... 34,400 $ 674
Hong Kong Exchanges & Clearing Ltd. ....................................... 13,900 739
2,777
Industrials (0.7%):
CK Hutchison Holdings Ltd. ............................................... 79,000 557
MTR Corp. Ltd. ........................................................ 244,500 971
SITC International Holdings Co. Ltd. ......................................... 112,000 385
Swire Pacific Ltd. , Class A ................................................ 52,000 446
2,359
Real Estate (0.9%):
CK Asset Holdings Ltd. .................................................. 180,000 926
Henderson Land Development Co. Ltd. ....................................... 116,000 438
Link REIT ............................................................ 103,800 493
Sun Hung Kai Properties Ltd. .............................................. 71,500 908
2,765
Utilities (0.1%):
Hong Kong & China Gas Co. Ltd. ........................................... 500,000 465
9,451
Ireland (0.8%):
Industrials (0.6%):
Eaton Corp. PLC ....................................................... 1,188 411
Experian PLC ......................................................... 17,601 773
Trane Technologies PLC .................................................. 1,425 601
1,785
Information Technology (0.2%):
Accenture PLC , Class A .................................................. 2,519 630
2,415
Italy (0.4%):
Financials (0.4%):
FinecoBank Banca Fineco SpA ............................................. 16,829 414
Intesa Sanpaolo SpA ..................................................... 79,890 518
UniCredit SpA ......................................................... 5,838 434
1,366
Japan (11.3%):
Communication Services (1.2%):
KDDI Corp. ........................................................... 52,800 908
Konami Group Corp. .................................................... 2,500 382
LY Corp. ............................................................. 186,900 502
Nintendo Co. Ltd. ...................................................... 10,000 848
SoftBank Corp. ........................................................ 674,300 965
Toho Co. Ltd. ......................................................... 5,200 299
3,904
Consumer Discretionary (2.3%):
Denso Corp. .......................................................... 57,000 751
Fast Retailing Co. Ltd. ................................................... 2,700 986
Honda Motor Co. Ltd. ................................................... 67,700 683
Oriental Land Co. Ltd. ................................................... 16,300 314
Panasonic Holdings Corp. ................................................. 36,100 452
Sony Group Corp. ...................................................... 52,500 1,541
Sumitomo Electric Industries Ltd. ........................................... 8,400 331
Suzuki Motor Corp. ..................................................... 31,000 485
Toyota Motor Corp. ..................................................... 82,100 1,656
7,199
Consumer Staples (0.4%):
Japan Tobacco, Inc. ..................................................... 31,700 1,193
Financials (1.8%):
Mitsubishi UFJ Financial Group, Inc. ......................................... 93,300 1,463
Mizuho Financial Group, Inc. .............................................. 23,600 832

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Nomura Holdings, Inc. ................................................... 81,000 $ 612
Sony Financial Group, Inc. (a) .............................................. 46,300 44
Sumitomo Mitsui Financial Group, Inc. ....................................... 34,000 1,029
Sumitomo Mitsui Trust Group, Inc. .......................................... 32,900 956
Tokio Marine Holdings, Inc. ............................................... 18,200 645
5,581
Health Care (0.7%):
Daiichi Sankyo Co. Ltd. .................................................. 19,000 468
Hoya Corp. ........................................................... 4,600 691
Takeda Pharmaceutical Co. Ltd. ............................................ 40,900 1,179
2,338
Industrials (2.6%):
FANUC Corp. ......................................................... 15,400 494
Hitachi Ltd. ........................................................... 35,200 1,121
ITOCHU Corp. ........................................................ 16,200 972
Komatsu Ltd. .......................................................... 15,200 499
Marubeni Corp. ........................................................ 30,200 797
Mitsubishi Corp. ....................................................... 45,800 1,084
Mitsubishi Electric Corp. ................................................. 23,800 644
Mitsubishi Heavy Industries Ltd. ............................................ 25,600 649
Recruit Holdings Co. Ltd. ................................................. 12,500 639
Toyota Tsusho Corp. ..................................................... 18,800 609
7,508
Information Technology (2.0%):
Advantest Corp. ........................................................ 5,800 772
Canon, Inc. ........................................................... 28,400 836
Disco Corp. ........................................................... 1,400 390
FUJIFILM Holdings Corp. ................................................ 25,700 552
Fujitsu Ltd. ........................................................... 22,500 597
Keyence Corp. ......................................................... 900 306
Murata Manufacturing Co. Ltd. ............................................. 25,300 521
NEC Corp. ........................................................... 10,200 385
Renesas Electronics Corp. ................................................. 24,900 294
Shimadzu Corp. ........................................................ 18,800 537
TDK Corp. ........................................................... 26,300 432
Tokyo Electron Ltd. ..................................................... 4,000 818
6,440
Utilities (0.3%):
Chubu Electric Power Co., Inc. ............................................. 64,500 1,008
35,171
Netherlands (1.2%):
Communication Services (0.1%):
Universal Music Group NV ................................................ 17,470 449
Consumer Discretionary (0.2%):
Prosus NV (a) .......................................................... 9,543 602
Financials (0.3%):
ING Groep NV ........................................................ 30,685 795
Information Technology (0.6%):
ASM International NV ................................................... 914 506
ASML Holding NV ..................................................... 1,260 1,332
1,838
3,684
Singapore (0.5%):
Consumer Discretionary (0.3%):
Genting Singapore Ltd. ................................................... 1,220,700 717
Sea Ltd. , ADR (a) ....................................................... 2,687 373
1,090

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Financials (0.2%):
DBS Group Holdings Ltd. ................................................. 17,300 $ 725
1,815
Spain (0.5%):
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 33,946 734
Banco Santander SA ..................................................... 77,388 830
1,564
Sweden (1.3%):
Communication Services (0.2%):
Spotify Technology SA (a) ................................................. 859 514
Consumer Staples (0.1%):
Essity AB , Class B ...................................................... 13,197 365
Financials (0.1%):
L E Lundbergforetagen AB , Class B ......................................... 7,530 401
Industrials (0.7%):
Atlas Copco AB , Class B ................................................. 33,215 509
Epiroc AB , Class B ..................................................... 28,979 559
Sandvik AB ........................................................... 27,314 826
1,894
Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 57,484 555
3,729
Switzerland (3.1%):
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA , Registered Shares ................................ 4,695 998
Consumer Staples (0.3%):
Nestle SA , Registered Shares .............................................. 10,611 1,056
Financials (1.0%):
Partners Group Holding AG ............................................... 377 448
Swiss Re AG .......................................................... 4,534 800
UBS Group AG ........................................................ 20,584 795
Zurich Insurance Group AG ............................................... 1,331 957
3,000
Health Care (0.4%):
Novartis AG , Registered Shares ............................................. 5,256 686
Roche Holding AG ...................................................... 2,005 768
1,454
Industrials (0.5%):
ABB Ltd. , Registered Shares ............................................... 13,300 957
Geberit AG , Registered Shares ............................................. 781 609
1,566
Materials (0.6%):
Holcim AG (a) ......................................................... 10,768 1,010
Sika AG , Registered Shares ................................................ 4,258 841
1,851
9,925
United Kingdom (2.7%):
Communication Services (0.1%):
Vodafone Group PLC .................................................... 309,887 386
Consumer Discretionary (0.2%):
Next PLC ............................................................ 3,535 661
Consumer Staples (0.4%):
British American Tobacco PLC ............................................. 15,389 903

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Unilever PLC ......................................................... 4,901 $ 295
1,198
Energy (0.2%):
Shell PLC ............................................................ 18,594 683
Shell PLC-DRIP (a) ..................................................... 18,594 7
690
Financials (0.8%):
Barclays PLC ......................................................... 109,386 620
HSBC Holdings PLC .................................................... 41,927 594
Lloyds Banking Group PLC ............................................... 564,087 715
London Stock Exchange Group PLC ......................................... 4,761 561
2,490
Health Care (0.6%):
AstraZeneca PLC ....................................................... 6,158 1,142
GSK PLC ............................................................ 22,363 532
1,674
Industrials (0.1%):
Rolls-Royce Holdings PLC ................................................ 22,017 311
Utilities (0.3%):
United Utilities Group PLC ................................................ 59,537 975
8,385
United States (50.0%):
Communication Services (6.1%):
Alphabet, Inc. , Class C ................................................... 15,229 4,875
Alphabet, Inc. , Class A ................................................... 15,137 4,846
AT&T, Inc. ........................................................... 32,142 836
Frontier Communications Parent, Inc. (a) ...................................... 16,194 614
Meta Platforms, Inc. , Class A .............................................. 6,344 4,111
Netflix, Inc. (a) ......................................................... 15,355 1,652
ROBLOX Corp. , Class A (a) ............................................... 4,354 414
Take-Two Interactive Software, Inc. (a) ........................................ 2,739 674
The Walt Disney Co. .................................................... 5,473 572
Verizon Communications, Inc. .............................................. 20,065 825
19,419
Consumer Discretionary (6.4%):
Amazon.com, Inc. (a) .................................................... 25,625 5,976
Booking Holdings, Inc. ................................................... 148 727
Chipotle Mexican Grill, Inc. (a) ............................................. 12,299 425
Coupang, Inc. (a) ....................................................... 12,972 365
DoorDash, Inc. , Class A (a) ................................................ 2,670 530
Expedia Group, Inc. ..................................................... 1,902 486
Ford Motor Co. ........................................................ 42,961 570
Hilton Worldwide Holdings, Inc. ............................................ 3,918 1,117
Marriott International, Inc. , Class A .......................................... 3,347 1,020
McDonald's Corp. ...................................................... 2,353 734
NIKE, Inc. , Class B ..................................................... 6,837 442
O'Reilly Automotive, Inc. (a) ............................................... 5,700 580
Ross Stores, Inc. ....................................................... 3,547 625
Royal Caribbean Cruises Ltd. .............................................. 2,083 555
Tesla, Inc. (a) .......................................................... 9,543 4,105
The Home Depot, Inc. ................................................... 2,292 818
The TJX Cos., Inc. ...................................................... 5,265 800
19,875
Consumer Staples (2.3%):
Church & Dwight Co., Inc. ................................................ 11,237 957
Costco Wholesale Corp. .................................................. 904 826
Keurig Dr. Pepper, Inc. ................................................... 20,547 573
PepsiCo, Inc. .......................................................... 5,669 843
Philip Morris International, Inc. ............................................. 3,140 494

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
The Coca-Cola Co. ...................................................... 12,262 $ 897
The Kroger Co. ........................................................ 7,941 534
The Procter & Gamble Co. ................................................ 7,853 1,163
Walmart, Inc. .......................................................... 6,701 741
7,028
Energy (0.7%):
Chevron Corp. ......................................................... 5,570 842
Exxon Mobil Corp. ..................................................... 8,313 964
The Williams Cos., Inc. .................................................. 6,820 416
2,222
Financials (4.8%):
Ameriprise Financial, Inc. ................................................. 1,907 869
Bank of America Corp. ................................................... 10,551 566
BlackRock, Inc. ........................................................ 883 925
Brown & Brown, Inc. .................................................... 6,226 501
Corpay, Inc. (a) ......................................................... 1,723 510
Equitable Holdings, Inc. .................................................. 14,724 687
Fiserv, Inc. (a) .......................................................... 7,074 435
Intercontinental Exchange, Inc. ............................................. 3,589 565
JPMorgan Chase & Co. .................................................. 3,526 1,104
Mastercard, Inc. , Class A ................................................. 3,459 1,904
Moody's Corp. ......................................................... 1,912 938
MSCI, Inc. ........................................................... 735 414
S&P Global, Inc. ....................................................... 1,755 875
The Charles Schwab Corp. ................................................ 9,293 862
The Goldman Sachs Group, Inc. ............................................ 1,238 1,023
The Progressive Corp. ................................................... 2,963 678
Visa, Inc. , Class A ...................................................... 4,271 1,428
Wells Fargo & Co. ...................................................... 6,056 520
14,804
Health Care (4.4%):
AbbVie, Inc. .......................................................... 5,560 1,266
Amgen, Inc. ........................................................... 2,725 942
Bristol-Myers Squibb Co. ................................................. 13,278 653
Danaher Corp. ......................................................... 2,493 566
Eli Lilly & Co. ......................................................... 2,800 3,011
Gilead Sciences, Inc. .................................................... 4,749 598
Intuitive Surgical, Inc. (a) ................................................. 1,192 684
Johnson & Johnson ..................................................... 4,916 1,017
Merck & Co., Inc. ...................................................... 7,536 790
Pfizer, Inc. ............................................................ 32,517 837
Thermo Fisher Scientific, Inc. .............................................. 1,322 781
UnitedHealth Group, Inc. ................................................. 2,724 898
Veeva Systems, Inc. , Class A (a) ............................................. 2,268 545
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,262 547
Zoetis, Inc. ........................................................... 4,480 574
13,709
Industrials (2.7%):
3M Co. .............................................................. 3,392 584
Broadridge Financial Solutions, Inc. ......................................... 2,338 533
Cintas Corp. .......................................................... 2,400 446
Copart, Inc. (a) ......................................................... 10,445 407
Cummins, Inc. ......................................................... 1,900 946
GE Vernova, Inc. ....................................................... 1,220 732
General Electric Co. ..................................................... 3,597 1,074
Honeywell International, Inc. .............................................. 2,880 554
Parker-Hannifin Corp. ................................................... 1,086 936
Quanta Services, Inc. .................................................... 904 420
RB Global, Inc. ........................................................ 4,623 453
RTX Corp. ............................................................ 5,007 876
TransDigm Group, Inc. ................................................... 326 443

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Uber Technologies, Inc. (a) ................................................ 8,317 $ 728
9,132
Information Technology (20.4%):
Adobe, Inc. (a) ......................................................... 2,540 813
Advanced Micro Devices, Inc. (a) ............................................ 4,471 973
Amphenol Corp. , Class A ................................................. 9,199 1,296
Apple, Inc. ........................................................... 47,535 13,255
Applied Materials, Inc. ................................................... 3,675 927
AppLovin Corp. , Class A (a) ............................................... 839 503
Arista Networks, Inc. (a) .................................................. 4,488 586
Autodesk, Inc. (a) ....................................................... 2,595 787
Broadcom, Inc. ........................................................ 15,161 6,109
Cadence Design Systems, Inc. (a) ............................................ 1,966 613
CompoSecure, Inc. , Class A (a) ............................................. 27,111 539
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 763 388
Dynatrace, Inc. (a) ...................................................... 10,068 449
Fortinet, Inc. (a) ........................................................ 5,290 429
Intuit, Inc. ............................................................ 1,346 853
Keysight Technologies, Inc. (a) ............................................. 3,023 599
KLA Corp. ........................................................... 855 1,005
Lam Research Corp. ..................................................... 6,648 1,037
Microsoft Corp. ........................................................ 22,715 11,176
NVIDIA Corp. ......................................................... 75,889 13,432
Oracle Corp. .......................................................... 4,981 1,006
Palantir Technologies, Inc. , Class A (a) ........................................ 7,006 1,180
Palo Alto Networks, Inc. (a) ................................................ 3,644 693
Pure Storage, Inc. , Class A (a) .............................................. 5,882 523
QUALCOMM, Inc. ..................................................... 5,147 865
Salesforce, Inc. ........................................................ 2,555 589
ServiceNow, Inc. (a) ..................................................... 1,111 903
Snowflake, Inc. (a) ...................................................... 1,918 482
Synopsys, Inc. (a) ....................................................... 1,083 453
Texas Instruments, Inc. ................................................... 3,191 537
Workday, Inc. , Class A (a) ................................................. 2,340 505
Zscaler, Inc. (a) ......................................................... 1,147 288
63,793
Materials (1.0%):
Linde PLC ............................................................ 2,230 915
Solstice Advanced Materials, Inc. (a) ......................................... 720 34
Southern Copper Corp. ................................................... 4,574 616
The Sherwin-Williams Co. ................................................ 2,039 701
Vulcan Materials Co. .................................................... 2,778 826
3,092
Real Estate (0.6%):
CBRE Group, Inc. , Class A (a) .............................................. 2,788 451
Extra Space Storage, Inc. ................................................. 5,133 684
Prologis, Inc. .......................................................... 5,528 711
1,846
Utilities (0.6%):
NextEra Energy, Inc. .................................................... 7,867 679
Public Service Enterprise Group, Inc. ......................................... 6,665 557
Vistra Corp. ........................................................... 2,637 472
1,708
156,628
Total Common Stocks (Cost $210,102) 280,363
Exchange-Traded Funds (7.1%)
United States (7.1%):
iShares Core MSCI Emerging Markets ETF .................................... 187,462 12,579

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
VanEck Gold Miners ETF (c) ............................................... 116,582 $ 9,703
22,282
Total Exchange-Traded Funds (Cost $15,388) 22,282
Collateral for Securities Loaned (3.1%)^
United States (3.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .91% (d) ........ 2,398,620 2,399
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .91% (d) ............ 2,398,620 2,398
Invesco Government & Agency Portfolio, Institutional Shares , 3 .92% (d) ............... 2,398,620 2,398
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .91% (d) . 2,398,620 2,399
Total Collateral for Securities Loaned (Cost $9,594) 9,594
Total Investments (Cost $235,084) — 99.7% 312,239
Other assets in excess of liabilities — 0.3% 884
NET ASSETS - 100.00% $ 313,123
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$476 (thousands) and amounted to 0.2% of net assets.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on November 30, 2025.
ADR
—
American Depositary Receipt
DRIP
—
Dividend Reinvestment Program
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI Emerging Markets Index
Futures .......................... 182 12/19/25 $ 12,241 $ 12,536 $ 295
E-Mini S&P 500 Futures .............. 48 12/19/25 15,951 16,463 512
Swiss Market Index Futures ........... 45 12/19/25 7,174 7,204 30
TOPIX Index Futures ................ 79 12/11/25 15,849 17,094 1,245
$ 2,082
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
ASX SPI 200 Index Futures ........... 47 12/18/25 $ 6,913 $ 6,637 $ 276
E-Mini Russell 2000 Index Futures ...... 109 12/19/25 13,198 13,653 (455)
FTSE 100 Index Futures .............. 141 12/19/25 17,444 18,188 (744)
S&P Toronto Stock Exchange 60 Index
Futures .......................... 40 12/18/25 10,375 10,545 (170)
$ (1,093)
Total unrealized appreciation $ 2,358
Total unrealized depreciation (1,369)
Total net unrealized appreciation (depreciation) $ 989

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Australia (1.6%):
Consumer Staples (0.3%):
Coles Group Ltd. ....................................................... 17,307 $ 253
Financials (0.3%):
QBE Insurance Group Ltd. ................................................ 16,950 214
Industrials (0.4%):
Computershare Ltd. ..................................................... 12,619 296
Utilities (0.6%):
Origin Energy Ltd. ...................................................... 52,667 403
1,166
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 622 196
Canada (6.3%):
Consumer Discretionary (0.7%):
Gildan Activewear, Inc. .................................................. 8,192 470
Energy (2.0%):
Canadian Natural Resources Ltd. ............................................ 13,263 449
Cenovus Energy, Inc. .................................................... 6,566 117
Suncor Energy, Inc. ..................................................... 18,982 854
1,420
Financials (1.9%):
Canadian Imperial Bank of Commerce ........................................ 12,344 1,068
Sun Life Financial, Inc. (a) ................................................ 4,577 271
1,339
Materials (1.7%):
Kinross Gold Corp. ..................................................... 34,384 969
Nutrien Ltd., Toronto .................................................... 4,811 280
1,249
4,478
China (1.2%):
Industrials (1.2%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 327,800 849
France (3.6%):
Health Care (0.3%):
Sanofi SA ............................................................ 1,923 192
Industrials (1.9%):
Cie de Saint-Gobain SA .................................................. 9,551 953
Eiffage SA ............................................................ 2,996 414
1,367
Utilities (1.4%):
Engie SA ............................................................. 39,867 1,014
2,573
Germany (5.1%):
Communication Services (0.7%):
Deutsche Telekom AG ................................................... 17,129 552
Financials (1.4%):
Allianz SE , Registered Shares .............................................. 2,308 996
Industrials (1.2%):
Deutsche Post AG ...................................................... 8,611 448
GEA Group AG ........................................................ 5,776 392
840

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Materials (1.8%):
Heidelberg Materials AG ................................................. 4,978 $ 1,278
3,666
Hong Kong (1.5%):
Consumer Staples (0.9%):
WH Group Ltd. (b) ...................................................... 621,000 650
Industrials (0.6%):
Techtronic Industries Co. Ltd. .............................................. 35,000 412
1,062
Ireland (2.4%):
Financials (0.6%):
Bank of Ireland Group PLC ............................................... 23,666 437
Information Technology (1.8%):
Accenture PLC , Class A .................................................. 1,455 364
TE Connectivity PLC .................................................... 4,079 922
1,286
1,723
Italy (1.0%):
Utilities (1.0%):
Enel SpA ............................................................. 71,857 743
Japan (8.4%):
Consumer Discretionary (0.7%):
Isuzu Motors Ltd. ....................................................... 30,700 471
Financials (2.4%):
SBI Holdings, Inc. ...................................................... 27,400 578
Sompo Holdings, Inc. .................................................... 16,900 535
Tokio Marine Holdings, Inc. ............................................... 16,600 589
1,702
Health Care (0.3%):
Shionogi & Co. Ltd. ..................................................... 12,900 221
Industrials (2.5%):
Fujikura Ltd. .......................................................... 11,100 1,285
Komatsu Ltd. .......................................................... 14,400 473
1,758
Materials (1.4%):
Nitto Denko Corp. ...................................................... 31,900 789
Shin-Etsu Chemical Co. Ltd. ............................................... 8,300 249
1,038
Utilities (1.1%):
Tokyo Gas Co. Ltd. ..................................................... 19,200 778
5,968
Netherlands (2.0%):
Communication Services (1.2%):
Koninklijke KPN NV .................................................... 191,587 877
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV ............................................ 13,863 574
1,451
Portugal (0.8%):
Energy (0.8%):
Galp Energia SGPS SA ................................................... 28,116 565
Singapore (0.5%):
Financials (0.5%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 24,100 344
Spain (4.5%):
Financials (3.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 64,010 1,383

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Banco Santander SA ..................................................... 84,517 $ 907
2,290
Utilities (1.3%):
Iberdrola SA .......................................................... 44,513 939
3,229
Sweden (0.3%):
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 25,381 245
Switzerland (5.7%):
Consumer Staples (1.1%):
Coca-Cola HBC AG ..................................................... 16,258 815
Health Care (2.7%):
Novartis AG , Registered Shares ............................................. 7,744 1,011
Roche Holding AG ...................................................... 2,354 902
1,913
Information Technology (0.9%):
Logitech International SA , Class R .......................................... 5,368 606
Materials (1.0%):
Glencore PLC (c) ....................................................... 48,514 232
Holcim AG (c) ......................................................... 5,357 503
735
4,069
United Kingdom (5.6%):
Consumer Staples (2.4%):
Imperial Brands PLC .................................................... 10,966 466
Reckitt Benckiser Group PLC .............................................. 2,746 213
Tesco PLC ............................................................ 167,625 999
1,678
Energy (1.2%):
BP PLC .............................................................. 40,298 242
Shell PLC ............................................................ 16,748 615
Shell PLC-DRIP (c) ..................................................... 16,748 6
863
Financials (1.4%):
HSBC Holdings PLC .................................................... 72,113 1,022
Industrials (0.6%):
Intertek Group PLC ..................................................... 6,655 407
3,970
United States (48.7%):
Communication Services (0.4%):
Verizon Communications, Inc. .............................................. 6,817 280
Consumer Discretionary (2.1%):
Best Buy Co., Inc. ...................................................... 6,114 485
Lowe's Cos., Inc. ....................................................... 1,607 390
The TJX Cos., Inc. ...................................................... 1,859 282
Williams-Sonoma, Inc. ................................................... 1,656 298
1,455
Consumer Staples (4.2%):
Altria Group, Inc. ....................................................... 10,062 594
Colgate-Palmolive Co. ................................................... 4,250 342
Kimberly-Clark Corp. .................................................... 5,331 582
Philip Morris International, Inc. ............................................. 4,706 741
Sysco Corp. ........................................................... 4,313 328
Target Corp. .......................................................... 1,848 167
The Clorox Co. ........................................................ 2,483 268
3,022

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Energy (3.6%):
Devon Energy Corp. ..................................................... 12,350 $ 458
EOG Resources, Inc. .................................................... 6,910 745
Marathon Petroleum Corp. ................................................ 2,630 510
Ovintiv, Inc. .......................................................... 7,769 318
Valero Energy Corp. ..................................................... 3,017 533
2,564
Financials (9.7%):
American Express Co. ................................................... 1,243 454
American Financial Group, Inc. ............................................. 4,623 637
Ameriprise Financial, Inc. ................................................. 1,081 493
Capital One Financial Corp. ............................................... 1,998 438
Cincinnati Financial Corp. ................................................ 2,647 444
Fidelity National Financial, Inc. ............................................ 12,078 718
Interactive Brokers Group, Inc. ............................................. 5,720 372
JPMorgan Chase & Co. .................................................. 2,333 730
Synchrony Financial ..................................................... 10,709 828
The Goldman Sachs Group, Inc. ............................................ 826 682
The PNC Financial Services Group, Inc. ...................................... 1,978 377
The Western Union Co. ................................................... 18,329 161
W.R. Berkley Corp. ..................................................... 7,257 564
6,898
Health Care (7.9%):
AbbVie, Inc. .......................................................... 5,018 1,143
Bristol-Myers Squibb Co. ................................................. 12,738 627
Cardinal Health, Inc. .................................................... 2,041 433
Gilead Sciences, Inc. .................................................... 6,802 856
Johnson & Johnson ..................................................... 4,552 942
McKesson Corp. ....................................................... 479 422
Merck & Co., Inc. ...................................................... 4,545 476
The Cigna Group ....................................................... 1,318 365
UnitedHealth Group, Inc. ................................................. 1,075 355
5,619
Industrials (4.4%):
Booz Allen Hamilton Holding Corp. ......................................... 1,341 112
C.H. Robinson Worldwide, Inc. ............................................. 3,709 589
EMCOR Group, Inc. .................................................... 923 568
Expeditors International of Washington, Inc. .................................... 2,680 394
Lockheed Martin Corp. ................................................... 1,084 496
Masco Corp. .......................................................... 7,025 456
Owens Corning ........................................................ 2,830 320
United Parcel Service, Inc. , Class B .......................................... 2,372 227
3,162
Information Technology (11.9%):
Apple, Inc. ........................................................... 5,813 1,621
Applied Materials, Inc. ................................................... 3,422 863
Cisco Systems, Inc. ..................................................... 18,436 1,419
Cognizant Technology Solutions Corp. , Class A ................................. 7,076 550
HP, Inc. .............................................................. 22,233 543
KLA Corp. ........................................................... 795 935
Lam Research Corp. ..................................................... 4,926 768
NetApp, Inc. .......................................................... 6,779 756
QUALCOMM, Inc. ..................................................... 6,027 1,013
8,468
Materials (4.1%):
CF Industries Holdings, Inc. ............................................... 7,121 560
LyondellBasell Industries NV , Class A ........................................ 5,336 261
Nucor Corp. ........................................................... 3,060 488
Packaging Corp. of America ............................................... 3,019 616
Reliance, Inc. .......................................................... 1,400 391

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Steel Dynamics, Inc. ..................................................... 3,775 $ 634
2,950
Utilities (0.4%):
OGE Energy Corp. ...................................................... 6,612 303
34,721
Total Common Stocks (Cost $54,589) 71,018
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .91% (d) ........ 69,664 70
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .91% (d) ............ 69,664 69
Invesco Government & Agency Portfolio, Institutional Shares , 3 .92% (d) ............... 69,664 70
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .91% (d) . 69,664 70
Total Collateral for Securities Loaned (Cost $279) 279
Total Investments (Cost $54,868) — 99.9% 71,297
Other assets in excess of liabilities — 0.1% 77
NET ASSETS - 100.00% $ 71,374
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$650 (thousands) and amounted to 0.9% of net assets.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on November 30, 2025.
DRIP
—
Dividend Reinvestment Program
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (1.1%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 191,121 $ 7,303
Financials (0.1%):
ANZ Group Holdings Ltd. ................................................ 51,888 1,177
QBE Insurance Group Ltd. ................................................ 33,168 418
1,595
Health Care (0.3%):
CSL Ltd. ............................................................. 34,595 4,221
Industrials (0.1%):
Brambles Ltd. ......................................................... 35,418 558
Qantas Airways Ltd. ..................................................... 87,322 571
1,129
Materials (0.1%):
Northern Star Resources Ltd. .............................................. 49,951 898
Rio Tinto Ltd. ......................................................... 8,228 714
1,612
Real Estate (0.0%):(a)
Charter Hall Group ...................................................... 33,622 548
Goodman Group ....................................................... 20,493 399
947
16,807
Austria (0.6%):
Financials (0.6%):
BAWAG Group AG (b) (c) ................................................. 74,625 9,992
Belgium (0.1%):
Consumer Staples (0.1%):
Anheuser-Busch InBev SA ................................................ 19,510 1,203
Anheuser-Busch InBev SA , ADR (d) ......................................... 20,012 1,231
2,434
Bermuda (0.2%):
Financials (0.2%):
Everest Group Ltd. ...................................................... 9,300 2,923
Canada (2.3%):
Consumer Staples (0.5%):
George Weston Ltd. ..................................................... 103,509 7,099
Financials (0.2%):
Fairfax Financial Holdings Ltd. ............................................. 1,900 3,272
Information Technology (0.4%):
Constellation Software, Inc. ............................................... 2,452 5,946
Materials (0.9%):
Agnico Eagle Mines Ltd. ................................................. 66,287 11,565
Barrick Mining Corp. .................................................... 43,699 1,807
Teck Resources Ltd. , Class B .............................................. 27,876 1,196
14,568
Utilities (0.3%):
Atco Ltd. , Class I ....................................................... 111,476 4,443
35,328
China (1.7%):
Communication Services (1.0%):
Tencent Holdings Ltd. ................................................... 191,783 15,154
Consumer Staples (0.0%):(a)
Tsingtao Brewery Co. Ltd. , Class H .......................................... 118,000 798
Financials (0.7%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 10,973,370 9,098

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Ping An Insurance Group Co. of China Ltd. .................................... 133,500 $ 977
10,075
26,027
Denmark (0.6%):
Consumer Discretionary (0.3%):
Pandora A/S .......................................................... 34,631 4,145
Financials (0.1%):
Danske Bank A/S ....................................................... 26,362 1,211
Health Care (0.2%):
Genmab A/S (b) ........................................................ 1,991 640
Novo Nordisk A/S , Class B ................................................ 18,278 905
Novo Nordisk A/S , ADR (d) ............................................... 48,966 2,416
3,961
9,317
Finland (0.0%):(a)
Industrials (0.0%):(a)
Konecranes Oyj ........................................................ 4,725 485
France (2.3%):
Communication Services (0.1%):
Orange SA (d) ......................................................... 43,559 718
Publicis Groupe SA ..................................................... 6,028 588
1,306
Consumer Discretionary (0.2%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 5,172 3,823
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 32,975 6,591
Technip Energies NV .................................................... 13,830 540
Vallourec SACA ....................................................... 24,744 451
7,582
Financials (0.3%):
AXA SA ............................................................. 19,598 885
BNP Paribas SA ........................................................ 15,142 1,294
Edenred SE ........................................................... 94,758 2,032
4,211
Health Care (0.2%):
BioMerieux ........................................................... 4,283 536
Ipsen SA ............................................................. 3,240 468
Sanofi SA ............................................................ 14,158 1,412
2,416
Industrials (0.9%):
Cie de Saint-Gobain SA .................................................. 4,510 450
Eiffage SA ............................................................ 41,563 5,742
Rexel SA ............................................................. 135,708 5,171
Schneider Electric SE .................................................... 4,793 1,290
SPIE SA ............................................................. 9,449 513
13,166
Information Technology (0.0%):(a)
Capgemini SE ......................................................... 4,398 689
Real Estate (0.0%):(a)
Klepierre SA .......................................................... 10,588 412
Utilities (0.1%):
Engie SA ............................................................. 23,269 592
Veolia Environnement SA ................................................. 16,548 563
1,155
34,760

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Germany (1.2%):
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares (d) ................................. 8,556 $ 690
Financials (0.1%):
Allianz SE , Registered Shares .............................................. 1,591 687
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,435 904
1,591
Health Care (0.0%):(a)
Fresenius Medical Care AG ............................................... 7,388 353
Industrials (0.8%):
GEA Group AG ........................................................ 6,075 412
Hensoldt AG .......................................................... 43,153 3,423
Siemens AG , Registered Shares ............................................. 30,041 7,966
Siemens Energy AG (b) ................................................... 6,556 878
12,679
Information Technology (0.1%):
SAP SE .............................................................. 3,330 804
Materials (0.1%):
thyssenkrupp AG ....................................................... 116,120 1,270
Utilities (0.0%):(a)
E.ON SE ............................................................. 33,147 590
17,977
Hong Kong (0.2%):
Consumer Discretionary (0.1%):
Alibaba Group Holding Ltd. , Class W ........................................ 38,676 761
Galaxy Entertainment Group Ltd. ........................................... 90,000 467
1,228
Financials (0.1%):
BOC Hong Kong Holdings Ltd. ............................................ 145,000 700
Hong Kong Exchanges & Clearing Ltd. ....................................... 9,700 516
1,216
2,444
Indonesia (0.5%):
Communication Services (0.5%):
PT Telkom Indonesia Persero Tbk ........................................... 33,579,438 7,140
Ireland (1.4%):
Consumer Staples (0.1%):
Kerry Group PLC , Class A ................................................ 12,097 1,123
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 105,774 1,959
Health Care (0.3%):
Medtronic PLC ........................................................ 45,297 4,771
Industrials (0.8%):
AerCap Holdings NV .................................................... 6,960 933
Eaton Corp. PLC ....................................................... 31,081 10,750
11,683
Materials (0.1%):
CRH PLC ............................................................ 19,760 2,369
21,905
Israel (0.5%):
Health Care (0.3%):
Teva Pharmaceutical Industries Ltd. , ADR (b) ................................... 174,800 4,700
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b) .................................... 13,800 2,578
7,278

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Italy (1.1%):
Consumer Discretionary (0.1%):
Ferrari NV ............................................................ 1,173 $ 461
PRADA SpA .......................................................... 113,500 674
1,135
Financials (0.5%):
Banca Mediolanum SpA .................................................. 25,562 548
FinecoBank Banca Fineco SpA ............................................. 245,659 6,042
Nexi SpA (c) .......................................................... 205,456 960
7,550
Information Technology (0.0%):(a)
Reply SpA ............................................................ 3,435 457
Materials (0.1%):
Buzzi SpA ............................................................ 20,054 1,237
Utilities (0.4%):
Enel SpA ............................................................. 643,835 6,653
17,032
Japan (6.4%):
Communication Services (0.7%):
Kakaku.com, Inc. ....................................................... 334,891 4,944
Konami Group Corp. .................................................... 7,500 1,146
Nintendo Co. Ltd. ...................................................... 64,800 5,493
11,583
Consumer Discretionary (1.1%):
Asics Corp. ........................................................... 25,300 606
Bridgestone Corp. ...................................................... 33,900 1,591
Sanrio Co. Ltd. ........................................................ 99,900 3,580
Sony Group Corp. ...................................................... 224,600 6,591
Subaru Corp. .......................................................... 65,200 1,456
Sumitomo Electric Industries Ltd. ........................................... 28,600 1,127
Suzuki Motor Corp. ..................................................... 35,800 560
Toyota Motor Corp. ..................................................... 49,900 1,007
16,518
Consumer Staples (0.6%):
Asahi Group Holdings Ltd. ................................................ 99,500 1,155
MatsukiyoCocokara & Co. ................................................ 31,200 577
Toyo Suisan Kaisha Ltd. .................................................. 97,449 6,999
8,731
Financials (1.0%):
Mizuho Financial Group, Inc. .............................................. 302,211 10,659
ORIX Corp. ........................................................... 19,974 546
Sumitomo Mitsui Financial Group, Inc. ....................................... 115,525 3,496
Tokio Marine Holdings, Inc. ............................................... 19,500 691
15,392
Health Care (1.1%):
Hoya Corp. ........................................................... 77,302 11,613
Olympus Corp. ........................................................ 254,700 3,425
Otsuka Holdings Co. Ltd. ................................................. 13,000 736
Shionogi & Co. Ltd. ..................................................... 37,000 635
16,409
Industrials (1.0%):
Central Japan Railway Co. ................................................ 26,200 716
Fuji Electric Co. Ltd. .................................................... 116,100 8,106
Fujikura Ltd. .......................................................... 10,500 1,215
ITOCHU Corp. ........................................................ 20,009 1,200
Komatsu Ltd. .......................................................... 16,600 546
Mitsubishi Electric Corp. ................................................. 65,900 1,782
Mitsui & Co. Ltd. ....................................................... 53,400 1,419

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Obayashi Corp. ........................................................ 31,400 $ 640
Recruit Holdings Co. Ltd. ................................................. 7,700 394
16,018
Information Technology (0.9%):
Disco Corp. ........................................................... 15,500 4,323
FUJIFILM Holdings Corp. ................................................ 22,700 487
Ibiden Co. Ltd. ......................................................... 11,700 894
NEC Corp. ........................................................... 43,500 1,644
Oracle Corp. .......................................................... 58,500 5,032
SCREEN Holdings Co. Ltd. ............................................... 6,300 520
Yokogawa Electric Corp. ................................................. 21,600 691
13,591
Materials (0.0%):(a)
Asahi Kasei Corp. ...................................................... 57,000 476
Real Estate (0.0%):(a)
Daiwa House Industry Co. Ltd. ............................................. 13,100 447
99,165
Luxembourg (0.0%):(a)
Materials (0.0%):(a)
ArcelorMittal SA ....................................................... 13,534 586
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd. ....................................................... 368,000 1,006
Mexico (0.1%):
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 127,400 1,218
Netherlands (1.4%):
Consumer Discretionary (0.1%):
Prosus NV (b) .......................................................... 16,730 1,055
Consumer Staples (0.0%):(a)
Koninklijke Ahold Delhaize NV ............................................ 15,567 644
Financials (0.2%):
ABN AMRO Bank NV , Class CV (c) ......................................... 55,358 1,875
Euronext NV (c) ........................................................ 5,438 833
NN Group NV ......................................................... 7,975 579
3,287
Health Care (0.0%):(a)
Argenx SE (b) .......................................................... 851 776
Information Technology (1.1%):
ASML Holding NV ..................................................... 15,352 16,235
21,997
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 204,695 4,384
Norway (0.3%):
Industrials (0.3%):
Kongsberg Gruppen ASA ................................................. 175,098 4,152
Materials (0.0%):(a)
Norsk Hydro ASA ...................................................... 147,731 1,059
5,211
Portugal (0.0%):(a)
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 26,450 532
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (b) (e) (f) ................................................... 303,950 —

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Rosneft Oil Co. PJSC , GDR (b) (e) (f) ......................................... 124,892 $ —
—
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (e) (f) ....................................... 91,313 —
—
Singapore (0.8%):
Consumer Discretionary (0.1%):
Sea Ltd. , ADR (b) ....................................................... 4,933 686
Financials (0.7%):
DBS Group Holdings Ltd. ................................................. 21,295 892
Singapore Exchange Ltd. ................................................. 807,727 10,536
11,428
Industrials (0.0%):(a)
Singapore Technologies Engineering Ltd. ...................................... 89,800 576
12,690
South Africa (0.4%):
Consumer Discretionary (0.4%):
Mr Price Group Ltd. ..................................................... 450,565 5,537
South Korea (1.1%):
Financials (0.3%):
Hana Financial Group, Inc. ................................................ 32,282 2,054
KB Financial Group, Inc. ................................................. 33,973 2,899
4,953
Information Technology (0.8%):
Samsung Electronics Co. Ltd. .............................................. 174,923 12,016
16,969
Spain (1.3%):
Energy (0.0%):(a)
Repsol SA ............................................................ 32,737 607
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 512,373 11,073
Banco Santander SA ..................................................... 180,778 1,939
Bankinter SA (d) ........................................................ 45,712 720
13,732
Industrials (0.3%):
Aena SME SA (c) ....................................................... 156,380 4,258
Utilities (0.1%):
Iberdrola SA .......................................................... 42,402 895
19,492
Sweden (0.6%):
Communication Services (0.1%):
Tele2 AB , B Shares ..................................................... 43,802 698
Consumer Staples (0.1%):
Essity AB , Class B ...................................................... 21,080 584
Financials (0.0%):(a)
Swedbank AB , Class A ................................................... 18,162 579
Industrials (0.4%):
Atlas Copco AB , Class B ................................................. 410,280 6,283
Materials (0.0%):(a)
Boliden AB (b) ......................................................... 11,564 555
8,699
Switzerland (3.9%):
Consumer Discretionary (0.0%):(a)
On Holding AG , Class A (b) ............................................... 11,188 492

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Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 15,906 $ 798
Nestle SA , Registered Shares .............................................. 99,299 9,879
10,677
Financials (1.1%):
Chubb Ltd. ........................................................... 28,238 8,363
Partners Group Holding AG ............................................... 4,526 5,374
UBS Group AG ........................................................ 41,125 1,588
Zurich Insurance Group AG ............................................... 1,523 1,095
16,420
Health Care (1.4%):
Amrize Ltd. (b) ......................................................... 11,272 581
Lonza Group AG , Registered Shares ......................................... 6,142 4,217
Novartis AG , Registered Shares ............................................. 17,204 2,245
Roche Holding AG ...................................................... 36,850 14,121
Sandoz Group AG ...................................................... 9,233 653
21,817
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 19,152 1,379
Information Technology (0.5%):
Logitech International SA , Class R .......................................... 63,274 7,141
Materials (0.1%):
Holcim AG (b) ......................................................... 23,856 2,238
60,164
Taiwan (2.9%):
Financials (0.6%):
Cathay Financial Holding Co. Ltd. ........................................... 4,419,000 9,048
Information Technology (2.3%):
Lite-On Technology Corp. ................................................ 1,141,000 5,798
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 631,000 29,098
34,896
43,944
United Kingdom (3.9%):
Communication Services (0.0%):(a)
Informa PLC .......................................................... 45,261 575
Consumer Discretionary (0.9%):
Birkenstock Holding PLC (b) ............................................... 10,995 476
InterContinental Hotels Group PLC .......................................... 17,627 2,340
Next PLC ............................................................ 41,115 7,689
Persimmon PLC ........................................................ 144,833 2,561
13,066
Consumer Staples (0.7%):
Imperial Brands PLC .................................................... 206,937 8,790
Unilever PLC ......................................................... 21,584 1,298
10,088
Energy (0.2%):
Harbour Energy PLC .................................................... 154,971 427
Shell PLC ............................................................ 18,601 684
Shell PLC , ADR ....................................................... 30,464 2,247
Shell PLC-DRIP (b) ..................................................... 18,601 7
3,365
Financials (0.9%):
3i Group PLC ......................................................... 19,616 820
Barclays PLC ......................................................... 160,371 910
HSBC Holdings PLC .................................................... 659,921 9,350
Standard Chartered PLC .................................................. 155,531 3,444
14,524

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Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Health Care (0.2%):
AstraZeneca PLC ....................................................... 10,031 $ 1,860
GSK PLC ............................................................ 64,137 1,526
Hikma Pharmaceuticals PLC ............................................... 18,876 388
3,774
Industrials (0.4%):
Howden Joinery Group PLC ............................................... 312,020 3,476
International Consolidated Airlines Group SA ................................... 87,579 459
RELX PLC ........................................................... 12,860 516
Rolls-Royce Holdings PLC ................................................ 95,383 1,346
5,797
Information Technology (0.0%):(a)
Softcat PLC ........................................................... 17,350 333
Materials (0.5%):
Rio Tinto PLC ......................................................... 103,989 7,465
Real Estate (0.0%):(a)
LondonMetric Property PLC ............................................... 165,345 412
Utilities (0.1%):
Drax Group PLC ....................................................... 58,778 578
National Grid PLC ...................................................... 31,879 485
1,063
60,462
United States (60.9%):
Communication Services (6.0%):
Alphabet, Inc. , Class C ................................................... 171,690 54,961
Alphabet, Inc. , Class A ................................................... 11,200 3,586
Meta Platforms, Inc. , Class A .............................................. 31,711 20,547
Netflix, Inc. (b) ......................................................... 109,910 11,824
Take-Two Interactive Software, Inc. (b) ....................................... 6,000 1,477
92,395
Consumer Discretionary (6.4%):
Amazon.com, Inc. (b) .................................................... 153,418 35,780
Booking Holdings, Inc. ................................................... 2,005 9,854
Carnival Corp. (b) ....................................................... 147,150 3,794
Darden Restaurants, Inc. .................................................. 5,600 1,006
Deckers Outdoor Corp. (b) ................................................. 34,355 3,024
eBay, Inc. ............................................................ 15,053 1,246
Hilton Worldwide Holdings, Inc. ............................................ 7,814 2,227
Mattel, Inc. (b) ......................................................... 121,200 2,560
McDonald's Corp. ...................................................... 44,147 13,766
PulteGroup, Inc. ........................................................ 58,381 7,425
Tesla, Inc. (b) .......................................................... 25,292 10,880
The TJX Cos., Inc. ...................................................... 29,545 4,488
Toll Brothers, Inc. ...................................................... 12,500 1,748
97,798
Consumer Staples (2.4%):
BJ's Wholesale Club Holdings, Inc. (b) ........................................ 38,358 3,423
Colgate-Palmolive Co. ................................................... 142,104 11,424
Keurig Dr. Pepper, Inc. ................................................... 78,655 2,194
Mondelez International, Inc. , Class A ......................................... 32,800 1,888
PepsiCo, Inc. .......................................................... 85,504 12,718
The J.M. Smucker Co. ................................................... 11,342 1,181
The Procter & Gamble Co. ................................................ 12,100 1,793
U.S. Foods Holding Corp. (b) ............................................... 30,100 2,368
36,989
Energy (2.8%):
APA Corp. ............................................................ 284,803 7,111
Baker Hughes Co. ...................................................... 45,677 2,293
ConocoPhillips Co. ..................................................... 43,699 3,876

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Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Enterprise Products Partners LP ............................................. 91,300 $ 2,989
Expand Energy Corp. .................................................... 19,767 2,410
Exxon Mobil Corp. ..................................................... 167,174 19,379
HF Sinclair Corp. ....................................................... 21,255 1,125
Ovintiv, Inc. .......................................................... 22,933 939
Valero Energy Corp. ..................................................... 11,700 2,068
42,190
Financials (9.4%):
Bank of America Corp. ................................................... 287,642 15,432
Cboe Global Markets, Inc. ................................................ 10,800 2,788
Citigroup, Inc. ......................................................... 49,900 5,170
Citizens Financial Group, Inc. .............................................. 24,359 1,318
Corpay, Inc. (b) ......................................................... 6,700 1,982
Intercontinental Exchange, Inc. ............................................. 23,896 3,759
Jackson Financial, Inc. , Class A ............................................. 51,210 5,019
JPMorgan Chase & Co. .................................................. 65,627 20,546
KeyCorp ............................................................. 262,000 4,816
Mastercard, Inc. , Class A ................................................. 45,005 24,777
PayPal Holdings, Inc. .................................................... 72,583 4,550
Regions Financial Corp. .................................................. 96,952 2,467
Rocket Cos., Inc. , Class A ................................................. 48,000 959
S&P Global, Inc. ....................................................... 19,970 9,962
State Street Corp. ....................................................... 20,527 2,443
Synchrony Financial ..................................................... 83,021 6,423
The PNC Financial Services Group, Inc. ...................................... 30,391 5,796
The Progressive Corp. ................................................... 21,234 4,858
U.S. Bancorp .......................................................... 117,066 5,742
Unum Group .......................................................... 176,257 13,390
Wells Fargo & Co. ...................................................... 33,986 2,918
145,115
Health Care (7.0%):
AbbVie, Inc. .......................................................... 19,417 4,421
Amgen, Inc. ........................................................... 25,715 8,883
Cardinal Health, Inc. .................................................... 32,920 6,988
CVS Health Corp. ...................................................... 29,200 2,346
Dexcom, Inc. (b) ........................................................ 69,067 4,384
Doximity, Inc. , Class A (b) ................................................. 113,947 5,861
Elevance Health, Inc. .................................................... 4,177 1,413
Eli Lilly & Co. ......................................................... 18,696 20,107
GE HealthCare Technologies, Inc. ........................................... 17,000 1,360
Gilead Sciences, Inc. .................................................... 74,981 9,436
IDEXX Laboratories, Inc. (b) ............................................... 14,433 10,866
Johnson & Johnson ..................................................... 88,248 18,260
McKesson Corp. ....................................................... 2,500 2,203
Pfizer, Inc. ............................................................ 59,589 1,534
Regeneron Pharmaceuticals, Inc. ............................................ 2,600 2,028
The Cigna Group ....................................................... 13,000 3,605
Vertex Pharmaceuticals, Inc. (b) ............................................. 6,399 2,775
Zimmer Biomet Holdings, Inc. ............................................. 12,075 1,178
107,648
Industrials (5.5%):
CACI International, Inc. , Class A (b) ......................................... 6,400 3,949
Caterpillar, Inc. ........................................................ 25,775 14,840
Curtiss-Wright Corp. .................................................... 17,282 9,752
Delta Air Lines, Inc. ..................................................... 127,720 8,187
EMCOR Group, Inc. .................................................... 3,556 2,187
FedEx Corp. .......................................................... 9,000 2,481
Generac Holdings, Inc. (b) ................................................. 10,980 1,665
General Dynamics Corp. .................................................. 5,300 1,811
Honeywell International, Inc. .............................................. 13,100 2,518
Johnson Controls International PLC .......................................... 16,400 1,907
Leidos Holdings, Inc. .................................................... 12,000 2,293

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Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Lennox International, Inc. (d) ............................................... 9,225 $ 4,602
Regal Rexnord Corp. .................................................... 7,930 1,158
Rockwell Automation, Inc. ................................................ 13,704 5,425
RTX Corp. ............................................................ 12,800 2,239
SS&C Technologies Holdings, Inc. .......................................... 42,700 3,670
Uber Technologies, Inc. (b) ................................................ 60,411 5,288
United Rentals, Inc. ..................................................... 1,420 1,158
Vertiv Holdings Co. , Class A ............................................... 53,249 9,570
84,700
Information Technology (16.8%):
Adobe, Inc. (b) ......................................................... 30,989 9,921
Advanced Micro Devices, Inc. (b) ........................................... 32,911 7,159
Amphenol Corp. , Class A ................................................. 8,800 1,240
Analog Devices, Inc. .................................................... 8,200 2,176
Apple, Inc. ........................................................... 208,914 58,256
Applied Materials, Inc. ................................................... 9,000 2,270
Autodesk, Inc. (b) ....................................................... 6,030 1,829
Broadcom, Inc. ........................................................ 36,005 14,509
CDW Corp. ........................................................... 7,281 1,050
Cisco Systems, Inc. ..................................................... 200,172 15,401
Fortinet, Inc. (b) ........................................................ 120,819 9,802
International Business Machines Corp. ........................................ 17,680 5,456
Microsoft Corp. ........................................................ 109,389 53,820
NetApp, Inc. .......................................................... 11,414 1,273
NVIDIA Corp. ......................................................... 336,520 59,564
QUALCOMM, Inc. ..................................................... 9,952 1,673
Salesforce, Inc. ........................................................ 21,260 4,901
Texas Instruments, Inc. ................................................... 40,006 6,732
Zebra Technologies Corp. (b) ............................................... 7,000 1,769
258,801
Materials (1.1%):
Alcoa Corp. ........................................................... 143,445 5,987
Freeport-McMoRan, Inc. ................................................. 150,748 6,479
Newmont Corp. ........................................................ 20,263 1,839
PPG Industries, Inc. ..................................................... 17,300 1,731
Sealed Air Corp. (d) ..................................................... 26,700 1,147
17,183
Real Estate (1.4%):
Equity LifeStyle Properties, Inc. ............................................ 35,800 2,251
Prologis, Inc. .......................................................... 64,799 8,329
Simon Property Group, Inc. ............................................... 53,771 10,018
20,598
Utilities (2.1%):
American Electric Power Co., Inc. ........................................... 39,220 4,854
Constellation Energy Corp. ................................................ 19,101 6,960
Edison International ..................................................... 115,016 6,773
Eversource Energy ...................................................... 41,348 2,778
Exelon Corp. .......................................................... 119,677 5,639
FirstEnergy Corp. ....................................................... 48,665 2,322
National Fuel Gas Co. ................................................... 40,103 3,307
32,633
936,050
Total Common Stocks (Cost $957,033) 1,509,955
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (b) (f) ............................... 5,434 —
Total Warrants (Cost $–) —

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Rosneft Oil Co. PJSC , GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC , ADR ..................................
3/26/2021
1,405
Security Description Shares
Value
(000)
Exchange-Traded Funds (0.0%)(a)
United States (0.0%):(a)
iShares Core MSCI EAFE ETF ............................................. 5,854 $ 520
Total Exchange-Traded Funds (Cost $490) 520
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .91% (g) ........ 1,754,063 1,754
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .91% (g) ............ 1,754,063 1,754
Invesco Government & Agency Portfolio, Institutional Shares , 3 .92% (g) ............... 1,754,063 1,754
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .91% (g) . 1,754,063 1,754
Total Collateral for Securities Loaned (Cost $7,016) 7,016
Total Investments (Cost $964,539) — 98.7% 1,517,491
Other assets in excess of liabilities — 1.3% 19,775
NET ASSETS - 100.00% $ 1,537,266
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$17,918 (thousands) and amounted to 1.2% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2025 (amounts
in thousands):
(f) Security was fair valued using significant unobservable inputs as of November 30, 2025.
(g) Rate disclosed is the daily yield on November 30, 2025.
ADR
—
American Depositary Receipt
DRIP
—
Dividend Reinvestment Program
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (96.7%)
Belgium (1.0%):
Materials (1.0%):
Titan SA ............................................................. 115,783 $ 6,111
Brazil (6.5%):
Consumer Discretionary (0.6%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 92,900 622
Vibra Energia SA ....................................................... 488,957 2,279
Vivara Participacoes SA .................................................. 125,300 825
3,726
Consumer Staples (0.9%):
M Dias Branco SA ...................................................... 79,300 383
Raia Drogasil SA ....................................................... 1,079,500 4,856
Tres Tentos Agroindustrial SA .............................................. 148,229 425
5,664
Energy (1.0%):
Brava Energia (a) ....................................................... 132,177 338
Petroleo Brasileiro SA - Petrobras , ADR ...................................... 126,502 1,586
PRIO SA (a) ........................................................... 675,200 4,707
6,631
Financials (1.8%):
Banco Bradesco SA , Preference Shares ....................................... 1,277,000 4,701
Banco do Brasil SA ..................................................... 616,990 2,598
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 171,600 470
BB Seguridade Participacoes SA ............................................ 154,200 986
Pagseguro Digital Ltd. , Class A ............................................. 270,691 2,837
11,592
Health Care (0.9%):
Rede D'Or Sao Luiz SA (b) ................................................ 637,502 5,570
Industrials (0.4%):
Marcopolo SA , Preference Shares ........................................... 540,520 655
Motiva Infraestrutura de Mobilidade SA ....................................... 574,720 1,720
2,375
Materials (0.3%):
Vale SA , ADR ......................................................... 162,986 2,055
Utilities (0.6%):
Equatorial Energia SA ................................................... 473,400 3,526
Neoenergia SA ......................................................... 97,000 587
4,113
41,726
Chile (0.8%):
Consumer Staples (0.7%):
Cencosud SA .......................................................... 1,455,758 4,581
Real Estate (0.1%):
Parque Arauco SA ...................................................... 164,851 533
5,114
China (18.4%):
Communication Services (4.7%):
Kuaishou Technology , Class W (b) ........................................... 395,100 3,468
NetEase, Inc. .......................................................... 75,100 2,078
Tencent Holdings Ltd. ................................................... 315,263 24,911
30,457
Consumer Discretionary (2.5%):
361 Degrees International Ltd. ............................................. 793,000 612
BYD Co. Ltd. ......................................................... 418,000 5,254
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 435,200 3,769
Midea Group Co. Ltd. , Class A ............................................. 207,100 2,340

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Pop Mart International Group Ltd. (b) ......................................... 122,400 $ 3,552
TravelSky Technology Ltd. , Class H (c) ....................................... 342,000 464
15,991
Consumer Staples (0.9%):
JD Health International, Inc. (a) (b) ........................................... 405,000 3,204
Tingyi Cayman Islands Holding Corp. ........................................ 1,622,000 2,490
5,694
Financials (5.7%):
Agricultural Bank of China Ltd. , Class H ...................................... 6,246,000 4,686
Bank of China Ltd. , Class H ............................................... 8,719,000 5,254
China Construction Bank Corp. , Class H ...................................... 9,144,000 9,634
China Merchants Bank Co. Ltd. , Class H ...................................... 564,500 3,806
PICC Property & Casualty Co. Ltd. , Class H ................................... 3,064,000 6,969
Ping An Insurance Group Co. of China Ltd. .................................... 856,000 6,265
36,614
Health Care (1.2%):
3SBio, Inc. (a) (b) (c) ..................................................... 171,000 689
Shanghai Conant Optical Co. Ltd. , Class H .................................... 166,000 1,038
Sinopharm Group Co. Ltd. , Class H .......................................... 909,999 2,348
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 245,900 3,213
Zylox-Tonbridge Medical Technology Co. Ltd. , Class H (b) ......................... 146,500 473
7,761
Industrials (1.0%):
ANE Cayman, Inc. ...................................................... 405,500 602
China Communications Services Corp. Ltd. , Class H .............................. 716,000 449
Contemporary Amperex Technology Co. Ltd. , Class A ............................ 36,200 1,919
Kanzhun Ltd. , ADR ..................................................... 144,670 3,197
6,167
Information Technology (1.0%):
GDS Holdings Ltd. , Class A (a) ............................................. 159,900 681
Lenovo Group Ltd. ...................................................... 1,280,000 1,603
Xiaomi Corp. , Class W (a) (b) ............................................... 779,200 4,142
6,426
Materials (1.4%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 626,000 1,888
Zijin Mining Group Co. Ltd. , Class H ........................................ 1,716,000 6,824
8,712
117,822
Greece (1.2%):
Consumer Discretionary (0.3%):
JUMBO SA ........................................................... 11,751 373
OPAP SA ............................................................. 88,320 1,805
2,178
Financials (0.9%):
National Bank of Greece SA ............................................... 357,068 5,594
7,772
Hong Kong (5.0%):
Communication Services (0.1%):
NetEase Cloud Music, Inc. (a) (b) ............................................ 19,650 489
Consumer Discretionary (4.1%):
Alibaba Group Holding Ltd. , Class W ........................................ 1,306,404 25,705
Bosideng International Holdings Ltd. ......................................... 620,000 396
26,101
Consumer Staples (0.1%):
Want Want China Holdings Ltd. ............................................ 1,242,000 744
Energy (0.1%):
CGN Mining Co. Ltd. .................................................... 1,425,000 551

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Health Care (0.1%):
China Medical System Holdings Ltd. ......................................... 299,000 $ 512
Real Estate (0.0%):(d)
China Jinmao Holdings Group Ltd. .......................................... 1,776,000 316
Utilities (0.5%):
China Water Affairs Group Ltd. ............................................. 542,000 410
Kunlun Energy Co. Ltd. .................................................. 2,932,000 2,800
3,210
31,923
Hungary (0.7%):
Communication Services (0.1%):
Magyar Telekom Telecommunications PLC .................................... 149,471 801
Financials (0.6%):
OTP Bank Nyrt ........................................................ 32,924 3,430
4,231
India (13.6%):
Communication Services (0.8%):
Bharti Airtel Ltd. ....................................................... 82,455 1,945
Indus Towers Ltd. (a) .................................................... 642,242 2,890
Just Dial Ltd. (a) ........................................................ 36,370 300
5,135
Consumer Discretionary (1.3%):
ASK Automotive Ltd. .................................................... 141,615 791
Cartrade Tech Ltd. (a) .................................................... 33,505 1,160
Ceat Ltd. ............................................................. 10,557 455
Leela Palaces Hotels & Resorts Ltd. (a) ....................................... 100,477 463
Mahindra & Mahindra Ltd. ................................................ 89,814 3,781
MakeMyTrip Ltd. (a) ..................................................... 15,981 1,141
SKY Gold and Diamonds, Ltd. (a) ........................................... 115,722 429
8,220
Consumer Staples (0.1%):
Allied Blenders & Distillers Ltd. ............................................ 76,351 560
Energy (1.3%):
Mangalore Refinery & Petrochemicals Ltd. (a) .................................. 253,417 449
Reliance Industries Ltd. .................................................. 449,644 7,911
8,360
Financials (4.2%):
Angel One Ltd. ........................................................ 12,917 392
Axis Bank Ltd. ........................................................ 133,508 1,916
Bajaj Finance Ltd. ...................................................... 101,363 1,180
Can Fin Homes Ltd. ..................................................... 58,936 585
City Union Bank Ltd. .................................................... 194,465 591
ICICI Bank Ltd. ........................................................ 533,523 8,309
ICICI Bank Ltd. , ADR ................................................... 118,068 3,687
LIC Housing Finance Ltd. ................................................. 90,725 559
Nippon Life India Asset Management Ltd. (b) ................................... 529,517 5,199
Nuvama Wealth Management Ltd. ........................................... 5,870 490
Power Finance Corp. Ltd. ................................................. 744,284 3,029
The Karur Vysya Bank Ltd. ................................................ 315,617 877
26,814
Health Care (0.3%):
Fortis Healthcare Ltd. .................................................... 47,633 491
Jubilant Pharmova Ltd. ................................................... 34,224 418
Onesource Specialty Pharma Ltd. (a) ......................................... 21,410 368
Strides Pharma Science Ltd. ............................................... 47,473 467
1,744
Industrials (1.3%):
Adani Ports & Special Economic Zone Ltd. .................................... 222,833 3,791

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
eClerx Services Ltd. ..................................................... 9,804 $ 499
GE Vernova T&D India Ltd. ............................................... 22,261 717
J Kumar Infraprojects Ltd. ................................................ 98,318 646
Kajaria Ceramics Ltd. .................................................... 37,652 451
Kalpataru Projects International Ltd. ......................................... 65,355 880
Sagility Ltd. ........................................................... 1,455,007 819
Transport Corp. of India Ltd. ............................................... 33,915 415
VRL Logistics Ltd. ...................................................... 180,291 548
8,766
Information Technology (1.5%):
Coforge Ltd. .......................................................... 27,436 588
Infosys Ltd. ........................................................... 187,495 3,290
Persistent Systems Ltd. ................................................... 46,846 3,343
Tata Consultancy Services Ltd. ............................................. 62,788 2,212
Zensar Technologies Ltd. ................................................. 54,505 458
9,891
Materials (1.5%):
Hindalco Industries Ltd. .................................................. 574,443 5,215
MOIL Ltd. ............................................................ 187,508 712
National Aluminium Co. Ltd. .............................................. 340,638 994
UPL Ltd. ............................................................. 249,437 2,123
Welspun Corp. Ltd. ..................................................... 76,590 736
9,780
Real Estate (0.5%):
Oberoi Realty Ltd. ...................................................... 142,399 2,630
Sunteck Realty Ltd. ..................................................... 88,393 419
3,049
Utilities (0.8%):
CESC Ltd. ............................................................ 234,623 449
Power Grid Corp. of India Ltd. ............................................. 1,351,531 4,091
VA Tech Wabag Ltd. ..................................................... 29,431 447
4,987
87,306
Indonesia (1.8%):
Communication Services (0.5%):
PT Telkom Indonesia Persero Tbk , ADR (c) .................................... 152,799 3,293
Consumer Staples (0.2%):
PT Cisarua Mountain Dairy Tbk ............................................ 1,287,900 480
PT Japfa Comfeed Indonesia Tbk ........................................... 5,391,800 791
1,271
Financials (0.8%):
PT Bank Mandiri Persero Tbk .............................................. 8,661,280 2,516
PT Bank Rakyat Indonesia Persero Tbk ....................................... 11,182,546 2,478
4,994
Health Care (0.0%):(d)
PT Kalbe Farma Tbk .................................................... 5,514,200 398
Materials (0.1%):
Aneka Tambang Tbk .................................................... 4,412,300 771
Real Estate (0.1%):
PT Ciputra Development Tbk .............................................. 8,837,700 462
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 4,152,900 451
11,640
Luxembourg (0.3%):
Materials (0.3%):
Ternium SA , ADR (c) .................................................... 43,758 1,612

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Malaysia (0.4%):
Industrials (0.1%):
Zetrix Ai Bhd .......................................................... 3,481,300 $ 697
Materials (0.1%):
Malayan Cement Bhd .................................................... 595,500 968
Real Estate (0.2%):
Eco World Development Group Bhd ......................................... 1,145,500 611
Matrix Concepts Holdings Bhd ............................................. 1,164,000 383
994
2,659
Mexico (3.7%):
Communication Services (0.4%):
America Movil SAB de CV , ADR (c) ......................................... 123,063 2,840
Consumer Staples (0.3%):
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 890,800 1,898
Energy (0.8%):
Vista Energy SAB de CV , ADR (a) ........................................... 108,215 5,320
Financials (1.7%):
Gentera SAB de CV ..................................................... 2,425,571 5,713
Grupo Financiero Banorte SAB de CV , Class O ................................. 541,103 5,175
10,888
Health Care (0.1%):
Genomma Lab Internacional SAB de CV , Class B (c) .............................. 305,404 314
Materials (0.3%):
GCC SAB de CV ....................................................... 80,246 799
Grupo Mexico SAB de CV , Class B .......................................... 137,041 1,195
1,994
Real Estate (0.1%):
Concentradora Fibra Danhos SA de CV ....................................... 321,066 514
23,768
Philippines (0.1%):
Financials (0.0%):(d)
Security Bank Corp. ..................................................... 299,770 353
Utilities (0.1%):
Manila Water Co., Inc. ................................................... 703,300 461
814
Poland (0.3%):
Financials (0.1%):
Alior Bank SA ......................................................... 12,986 368
Industrials (0.2%):
Benefit Systems SA (a) (c) ................................................. 1,686 1,638
2,006
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 253,826 —
Energy (0.0%):
Gazprom PJSC (a) (e) (f) ................................................... 1,087,480 —
Rosneft Oil Co. PJSC , GDR (a) (e) (f) ......................................... 457,159 —
—
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a) (e) (f) .................................. 196,760 —
Sberbank of Russia PJSC (a) (e) (f) ........................................... 687,954 —
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 329,652 —
—
—

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Saudi Arabia (1.2%):
Communication Services (0.5%):
Etihad Etisalat Co. ...................................................... 183,146 $ 3,071
Consumer Discretionary (0.1%):
United Electronics Co. ................................................... 17,292 416
Financials (0.5%):
Saudi Awwal Bank ...................................................... 376,417 3,076
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 17,450 570
Real Estate (0.0%):(d)
Arabian Centres Co. (b) ................................................... 70,965 377
7,510
Singapore (0.3%):
Consumer Discretionary (0.3%):
Sea Ltd. , ADR (a) ....................................................... 12,220 1,699
South Africa (2.4%):
Consumer Staples (0.5%):
Shoprite Holdings Ltd. ................................................... 221,945 3,563
Energy (0.1%):
Exxaro Resources Ltd. ................................................... 41,964 426
Financials (1.0%):
Sanlam Ltd. ........................................................... 562,714 3,021
Santam Ltd. ........................................................... 20,950 513
Standard Bank Group Ltd. ................................................ 197,398 3,053
6,587
Industrials (0.3%):
Bidvest Group Ltd. ...................................................... 129,371 1,737
Materials (0.5%):
Kumba Iron Ore Ltd. .................................................... 55,674 1,086
Northam Platinum Holdings Ltd. ............................................ 34,211 610
Pan African Resources PLC ............................................... 1,236,920 1,643
3,339
15,652
South Korea (13.3%):
Communication Services (0.0%):(d)
Netmarble Corp. (b) ..................................................... 10,018 362
Consumer Discretionary (0.8%):
Hyundai Mobis Co. Ltd. .................................................. 8,492 1,791
Kia Corp. ............................................................ 42,181 3,278
Silicon2 Co. Ltd. (a) ..................................................... 11,081 343
5,412
Financials (2.8%):
DB Insurance Co. Ltd. ................................................... 57,952 4,923
Hana Financial Group, Inc. ................................................ 121,937 7,759
JB Financial Group Co. Ltd. ............................................... 39,707 652
KIWOOM Securities Co. Ltd. .............................................. 5,100 951
Shinhan Financial Group Co. Ltd. ........................................... 66,890 3,576
17,861
Health Care (0.3%):
Classys, Inc. .......................................................... 14,590 584
HK inno N Corp. (a) ..................................................... 13,881 494
PharmaResearch Co. Ltd. ................................................. 1,773 567
1,645
Industrials (2.1%):
Hanwha Aerospace Co. Ltd. ............................................... 10,586 6,146
HD Hyundai Electric Co. Ltd. .............................................. 6,872 3,641

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
HD HYUNDAI MIPO ................................................... 3,206 $ 478
Hyosung Heavy Industries Corp. ............................................ 548 712
Hyundai Glovis Co. Ltd. .................................................. 4,513 506
Hyundai Rotem Co. Ltd. .................................................. 6,434 771
Samsung E&A Co. Ltd. .................................................. 26,189 457
Sanil Electric Co. Ltd. ................................................... 7,048 691
13,402
Information Technology (7.1%):
Douzone Bizon Co. Ltd. .................................................. 11,056 703
IsuPetasys Co. Ltd. ...................................................... 12,626 1,242
LEENO Industrial, Inc. ................................................... 12,033 561
LG Innotek Co. Ltd. ..................................................... 2,796 452
PSK, Inc. ............................................................. 15,246 310
Samsung Electronics Co. Ltd. .............................................. 249,168 17,117
SK hynix, Inc. ......................................................... 69,518 25,185
45,570
Materials (0.2%):
Hyosung TNC Corp. ..................................................... 1,915 289
OCI Holdings Co. Ltd. ................................................... 3,563 253
Poongsan Corp. ........................................................ 10,322 699
1,241
85,493
Taiwan (22.3%):
Consumer Discretionary (0.7%):
Lion Travel Service Co. Ltd. ............................................... 89,000 493
Minth Group Ltd. ....................................................... 748,000 3,281
Tong Yang Industry Co. Ltd. ............................................... 290,000 896
4,670
Consumer Staples (0.1%):
Charoen Pokphand Enterprise .............................................. 95,000 433
Financials (0.6%):
CTBC Financial Holding Co. Ltd. ........................................... 2,647,000 3,668
Health Care (0.5%):
Bora Pharmaceuticals Co. Ltd. ............................................. 169,170 2,948
Lotus Pharmaceutical Co. Ltd. ............................................. 54,000 537
3,485
Industrials (0.6%):
Bizlink Holding, Inc. .................................................... 49,504 2,550
China Airlines Ltd. ...................................................... 549,000 337
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 231,000 1,232
4,119
Information Technology (19.7%):
ASE Technology Holding Co. Ltd. , ADR ...................................... 318,066 4,755
ASE Technology Holding Co. Ltd. ........................................... 548,000 4,020
Chenbro Micom Co. Ltd. ................................................. 58,000 1,787
Chroma ATE, Inc. ...................................................... 55,000 1,440
Delta Electronics, Inc. ................................................... 178,000 5,307
Elite Material Co. Ltd. ................................................... 161,000 7,867
Ennoconn Corp. ........................................................ 39,000 371
Genius Electronic Optical Co. Ltd. .......................................... 33,000 472
Getac Holdings Corp. .................................................... 121,000 485
Gold Circuit Electronics Ltd. ............................................... 68,000 1,379
Hon Hai Precision Industry Co. Ltd. ......................................... 535,000 3,856
King Slide Works Co. Ltd. ................................................ 5,000 610
King Yuan Electronics Co. Ltd. ............................................. 302,000 2,212
MediaTek, Inc. ......................................................... 181,000 8,067
MPI Corp. ............................................................ 18,000 1,311
Nanya Technology Corp. (a) ............................................... 169,000 790
Novatek Microelectronics Corp. ............................................ 93,000 1,156

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
Value
(000)
Phison Electronics Corp. .................................................. 27,000 $ 970
Quanta Computer, Inc. ................................................... 350,000 3,155
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,411,000 65,066
Taiwan Union Technology Corp. ............................................ 55,000 776
Tripod Technology Corp. ................................................. 93,000 910
Wiwynn Corp. ......................................................... 51,000 7,453
Yageo Corp. ........................................................... 273,816 2,057
126,272
Materials (0.1%):
Nan Pao Resins Chemical Co. Ltd. .......................................... 41,000 431
143,078
Thailand (0.9%):
Communication Services (0.5%):
Advanced Info Service PCL, NVDR ......................................... 341,200 3,262
Consumer Discretionary (0.1%):
Com7 PCL, NVDR ..................................................... 954,400 651
Energy (0.1%):
PTT Exploration & Production PCL , Class F ................................... 272,500 903
Health Care (0.1%):
Bumrungrad Hospital PCL, NVDR .......................................... 102,600 541
Utilities (0.1%):
Gunkul Engineering PCL, NVDR ........................................... 7,377,400 411
5,768
Turkey (0.3%):
Consumer Staples (0.3%):
BIM Birlesik Magazalar A/S ............................................... 134,373 1,700
United Arab Emirates (0.9%):
Industrials (0.1%):
Air Arabia PJSC ........................................................ 882,617 1,034
Real Estate (0.8%):
Emaar Development PJSC ................................................ 1,255,577 5,027
6,061
United Kingdom (0.4%):
Consumer Discretionary (0.1%):
Pepco Group NV ....................................................... 74,351 546
Consumer Staples (0.3%):
Unilever PLC ......................................................... 32,273 1,949
2,495
United States (0.5%):
Consumer Discretionary (0.1%):
SharkNinja, Inc. (a) ...................................................... 8,787 857
Energy (0.4%):
SLB Ltd. ............................................................. 64,199 2,327
3,184
Uruguay (0.4%):
Consumer Discretionary (0.4%):
Arcos Dorados Holdings, Inc. , Class A ........................................ 165,078 1,253
MercadoLibre, Inc. (a) .................................................... 651 1,349
2,602
Total Common Stocks (Cost $444,575) 619,746
Exchange-Traded Funds (0.7%)
United States (0.7%):
iShares Core MSCI Emerging Markets ETF .................................... 66,879 4,488
Total Exchange-Traded Funds (Cost $4,445) 4,488

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
Security Description Shares
Value
(000)
Collateral for Securities Loaned (0.9%)^
United States (0.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .91% (g) ........ 1,427,875 $ 1,428
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .91% (g) ............ 1,427,875 1,428
Invesco Government & Agency Portfolio, Institutional Shares , 3 .92% (g) ............... 1,427,875 1,428
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .91% (g) . 1,427,875 1,428
Total Collateral for Securities Loaned (Cost $5,712) 5,712
Total Investments (Cost $454,732) — 98.3% 629,946
Other assets in excess of liabilities — 1.7% 10,858
NET ASSETS - 100.00% $ 640,804
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$34,507 (thousands) and amounted to 5.4% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2025 (amounts
in thousands):
(f) Security was fair valued using significant unobservable inputs as of November 30, 2025.
(g) Rate disclosed is the daily yield on November 30, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.4%)
Australia (10.7%):
Materials (10.7%):
Capricorn Metals Ltd. (a) .................................................. 243,654 $ 2,364
Evolution Mining Ltd. ................................................... 3,186,387 24,804
Northern Star Resources Ltd. .............................................. 1,713,106 30,795
Perseus Mining Ltd. ..................................................... 7,115,122 26,331
Ramelius Resources Ltd. ................................................. 6,173,742 14,790
Regis Resources Ltd. .................................................... 2,815,426 13,604
West African Resources Ltd. (a) ............................................. 2,444,634 4,502
Westgold Resources Ltd. .................................................. 1,065,782 4,279
121,469
Canada (53.6%):
Materials (53.6%):
Agnico Eagle Mines Ltd. ................................................. 779,327 135,971
Alamos Gold, Inc. ...................................................... 153,463 5,795
B2Gold Corp. ......................................................... 4,609,846 21,411
Barrick Mining Corp. .................................................... 1,618,357 66,903
DPM Metals, Inc. ....................................................... 1,902,950 53,113
Franco-Nevada Corp. .................................................... 60,434 12,636
IAMGOLD Corp. (a) ..................................................... 2,130,244 33,104
K92 Mining, Inc. (a) ..................................................... 352,936 5,327
Kinross Gold Corp. ..................................................... 2,984,793 83,903
Lundin Gold, Inc. ....................................................... 556,248 46,883
Nautilus Minerals, Inc. (a) (b) ............................................... 5,757,622 — (c)
New Gold, Inc. (a) (d) .................................................... 1,508,845 12,332
OceanaGold Corp. ...................................................... 902,563 23,234
OR Royalties, Inc. ...................................................... 150,150 5,234
Orla Mining Ltd. (a) ..................................................... 316,166 4,458
Torex Gold Resources, Inc. ................................................ 1,007,325 47,313
Wesdome Gold Mines Ltd. (a) .............................................. 579,593 9,333
Wheaton Precious Metals Corp. ............................................. 341,473 37,505
604,455
China (3.2%):
Materials (3.2%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 9,148,000 36,074
Russian Federation (0.0%):(e)
Materials (0.0%):(e)
Polyus PJSC (a) (b) (f) .................................................... 620,880 — (c)
South Africa (11.9%):
Materials (11.9%):
Gold Fields Ltd. , ADR ................................................... 2,139,741 91,773
Harmony Gold Mining Co. Ltd. ............................................. 1,901,584 37,131
Pan African Resources PLC ............................................... 3,991,963 5,293
134,197
United Kingdom (8.5%):
Materials (8.5%):
Anglogold Ashanti PLC (Johannesburg Stock Exchange) ........................... 858,680 72,556
Endeavour Mining PLC .................................................. 516,032 23,698
96,254
United States (10.5%):
Materials (10.5%):
Newmont Corp. ........................................................ 827,901 75,115
Royal Gold, Inc. ........................................................ 209,187 42,641
117,756
Total Common Stocks (Cost $307,855) 1,110,205
Exchange-Traded Funds (1.2%)
United States (1.2%):
iShares MSCI Global Gold Miners ETF (d) ..................................... 56,336 3,985

Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Name
Acquisition Date
Cost
Polyus PJSC ...............................................
7/11/2019
$ 6,442
Security Description Shares
Value
(000)
VanEck Gold Miners ETF (d) ............................................... 111,062 $ 9,244
13,229
Total Exchange-Traded Funds (Cost $8,900) 13,229
Collateral for Securities Loaned (5.4%)^
United States (5.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .91% (g) ........ 15,266,194 15,266
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .91% (g) ............ 15,266,194 15,267
Invesco Government & Agency Portfolio, Institutional Shares , 3 .92% (g) ............... 15,266,194 15,266
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .91% (g) . 15,266,194 15,266
Total Collateral for Securities Loaned (Cost $61,065) 61,065
Total Investments (Cost $377,820) — 105.0% 1,184,499
Liabilities in excess of other assets — (5.0)% (55,990)
NET ASSETS - 100.00% $ 1,128,509
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of November 30, 2025.
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security is on loan.
(e) Amount represents less than 0.05% of net assets.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2025 (amounts
in thousands):
(g) Rate disclosed is the daily yield on November 30, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.8%)
Alabama (1.8%):
Alabama Housing Finance Authority Revenue , Series A , 4 .88% , 10/1/55 , Continuously
Callable @100 ..................................................... $ 3,250 $ 3,252
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (a) ............................... 6,250 6,449
Series B , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 2,000 2,068
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 1,000 1,058
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 4,000 3,365
Homewood Educational Building Authority Revenue
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 4,500 4,238
Series A , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 3,000 2,403
Mobile County IDA Revenue AMT
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 ......................... 500 485
Series B , 4 .75% , 12/1/54 , Continuously Callable @100 ........................ 1,000 932
Southeast Energy Authority A Cooperative District Revenue , Series A , 5 .00% , 1/1/56 , (Put
Date 6/1/35) (a) .................................................... 4,500 4,749
28,999
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 1,000 845
Arizona (2.4%):
Arizona IDA Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 600 603
Series F , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,725 1,720
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.)
Series B , 5 .50% , 7/1/29 .............................................. 1,000 1,101
Series B , 5 .50% , 7/1/30 .............................................. 1,500 1,687
Maricopa County IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,600 1,482
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 850
Pinal County Electric District No. 3 Revenue , 4 .00% , 7/1/41 , Continuously Callable @100 .. 10,000 9,986
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (b) ............. 3,000 3,002
Tempe IDA Revenue , Series A , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 2,500 2,127
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (b) ............................ 2,500 1,931
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (b) ..................... 3,750 4,016
The County of Yavapai IDA Revenue , 4 .00% , 8/1/43 , Continuously Callable @100 ........ 1,725 1,590
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 1,200 1,200
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 5,917
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,250 1,249
38,461
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (c) ......................................................... 1,000 916
7/1/29 (c) ......................................................... 1,165 1,029
7/1/30 (c) ......................................................... 1,150 977
7/1/36 (c) ......................................................... 2,500 1,619
4,541
California (5.0%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 3,000 3,036
California Health Facilities Financing Authority Revenue , 5 .00% , 11/15/56 , Continuously
Callable @100 ..................................................... 1,000 1,005
Cerritos Community College District, GO
Series D , 8/1/31 (c) .................................................. 1,000 869
Series D , 8/1/32 (c) .................................................. 2,500 2,043
Series D , 8/1/33 (c) .................................................. 2,175 1,772
Series D , 8/1/34 (c) .................................................. 1,000 776
Series D , 8/1/35 (c) .................................................. 1,500 1,118
Series D , 8/1/36 (c) .................................................. 2,200 1,567

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series D , 8/1/41 (c) .................................................. $ 8,500 $ 4,522
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
6/1/42 (c) ......................................................... 10,000 5,067
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/35 ,
Continuously Callable @100 ........................................... 1,440 1,442
Los Alamitos Unified School District Certificate of Participation
5 .95% , 8/1/34 , Continuously Callable @100 ............................... 1,200 1,321
6 .05% , 8/1/42 , Continuously Callable @100 ............................... 4,000 4,413
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2024-DBE-8152 , 1 .35% , 7/1/54 (b) (d) ............................... 300 300
Paramount Unified School District, GO
8/1/34 (c) ......................................................... 1,860 1,457
8/1/35 (c) ......................................................... 2,000 1,500
8/1/36 (c) ......................................................... 2,750 1,956
8/1/37 (c) ......................................................... 2,750 1,839
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 2,560 2,563
Series A , 5 .00% , 3/1/40 , Continuously Callable @100 ......................... 2,000 2,002
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G , 8/1/36 (c) .................................................. 13,605 9,061
Series G , 8/1/37 (c) .................................................. 14,285 9,027
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4/1/29 (c) ........................................... 11,815 10,265
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series D ,
8/1/34 (c) ......................................................... 8,885 6,954
The El Camino Community College District Foundation, GO
Series C , 8/1/34 (c) .................................................. 3,000 2,354
Series C , 8/1/38 (c) .................................................. 3,000 1,927
University of California Revenue , Series AL-2 , 0 .25% , 5/15/48 (d) .................... 800 800
80,956
Colorado (1.8%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 560
5 .00% , 4/1/53 , Continuously Callable @100 ............................... 750 750
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 3,000 2,828
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 629
Series A , 4 .00% , 12/1/48 , Continuously Callable @100 ........................ 2,500 2,190
Colorado Health Facilities Authority Revenue
5 .50% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,052
Series A , 4 .00% , 8/1/44 , Continuously Callable @100 ......................... 2,070 1,878
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 2,250 1,866
Denver Health & Hospital Authority Revenue , Series A , 4 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 750 706
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 9/1/35 , Continuously Callable @64 (c) ............................. 10,000 6,203
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/45 ............................................. 3,500 3,500
Series A , 5 .00% , 12/1/51 ............................................. 2,000 2,000
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 4,000 4,061
Southlands Metropolitan District No. 1, GO , Series A-1 , 5 .00% , 12/1/47 , Continuously
Callable @100 ..................................................... 1,000 961
29,184
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 3,000 3,148
Series A , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 3,000 2,629
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 3,000 2,734
8,511

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
District of Columbia (0.1%):
District of Columbia Revenue
5 .00% , 7/1/49 , Continuously Callable @100 ............................... $ 1,275 $ 1,275
5 .00% , 7/1/54 , Continuously Callable @100 ............................... 1,140 1,131
2,406
Florida (7.5%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/46 , Continuously Callable
@103 ........................................................... 700 596
Capital Projects Finance Authority Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 .. 1,250 1,201
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (b) ....... 1,750 1,786
City of Atlantic Beach Revenue
Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ....................... 2,000 1,909
Series B , 5 .63% , 11/15/43 , Continuously Callable @100 ....................... 7,000 7,010
City of Jacksonville Revenue , 4 .00% , 11/1/45 , Continuously Callable @100 ............. 2,500 2,242
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 2,000 1,630
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 2,895 2,352
City of Venice Revenue , Series A , 5 .50% , 1/1/55 , Continuously Callable @103 (b) ......... 755 734
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT , Series A , 5 .25% ,
9/1/54 , Continuously Callable @100 ..................................... 2,000 2,087
County of Lee Airport Revenue AMT , 5 .25% , 10/1/54 , Continuously Callable @100 ....... 2,500 2,573
County of Miami-Dade Aviation Revenue AMT , Series A , 5 .50% , 10/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,052
County of Miami-Dade Rickenbacker Causeway Revenue , 5 .00% , 10/1/43 , Continuously
Callable @100 ..................................................... 1,750 1,751
County of Miami-Dade Water & Sewer System Revenue , Series B , 4 .00% , 10/1/44 ,
Continuously Callable @100 ........................................... 21,500 20,809
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 9/1/48 ,
Continuously Callable @100 ........................................... 1,000 1,025
Escambia County Health Facilities Authority Revenue
4 .00% , 8/15/45 , Continuously Callable @100 ............................... 6,265 5,491
4 .00% , 8/15/50 , Continuously Callable @100 ............................... 5,050 4,264
Florida Development Finance Corp. Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 600 508
4 .00% , 2/1/52 , Continuously Callable @100 ............................... 4,000 3,230
Series A , 5 .00% , 6/15/55 , Continuously Callable @100 ........................ 1,500 1,424
Florida Higher Educational Facilities Financing Authority Revenue
5 .00% , 3/1/44 , Continuously Callable @100 ............................... 4,280 3,296
4 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,400 1,205
5 .00% , 3/1/49 , Continuously Callable @100 ............................... 1,250 911
4 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,150 939
4 .13% , 12/1/54 , Continuously Callable @100 ............................... 1,000 881
Florida Housing Finance Corp. Revenue , Series 3 , 5 .13% , 1/1/56 , Continuously Callable @100 385 398
Lee County IDA Revenue
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 12,350 12,042
Series 2019A-1 , 4 .00% , 4/1/49 , Continuously Callable @100 ................... 4,500 3,932
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 1,000 933
Series C , 5 .00% , 11/15/54 , Continuously Callable @103 ....................... 2,000 1,945
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 2,500 2,211
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 5,000 5,004
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 5,000 5,005
Miami-Dade County Health Facilities Authority Revenue , 4 .00% , 8/1/47 , Continuously
Callable @100 ..................................................... 2,000 1,799
Orange County Health Facilities Authority Revenue , Series B , 4 .00% , 10/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,374
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 2,070 1,700
Palm Beach County Health Facilities Authority Revenue
5 .00% , 11/15/45 , Continuously Callable @103 .............................. 150 147
5 .00% , 5/15/47 , Continuously Callable @100 ............................... 5,000 4,742
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 250 244

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 5 .00% , 11/15/42 , Continuously Callable @103 ....................... $ 1,000 $ 1,018
Polk County IDA Revenue
5 .00% , 1/1/49 , Continuously Callable @102 ............................... 1,000 955
5 .00% , 1/1/55 , Continuously Callable @102 ............................... 1,000 949
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/48 , Continuously Callable
@103 ........................................................... 1,835 1,746
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 2,000 1,641
Tampa Housing Authority Revenue , 4 .85% , 7/1/36 , Callable 1/1/26 @ 100 .............. 2,200 2,202
120,893
Georgia (1.4%):
Columbia County Hospital Authority Revenue , Series A , 5 .13% , 4/1/53 , Continuously Callable
@100 ........................................................... 1,000 1,030
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 3,000 2,693
Gainesville & Hall County Hospital Authority Revenue , 4 .00% , 2/15/45 , Continuously Callable
@100 ........................................................... 13,000 12,214
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,466
Main Street Natural Gas, Inc. Revenue , Series A , 5 .00% , 5/15/49 ..................... 3,000 3,169
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 1,100 996
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 1,700 1,584
23,152
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT , Series A , 5 .25% , 7/1/51 , Continuously
Callable @100 ..................................................... 1,750 1,826
Illinois (11.6%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .75% , 4/1/48 ,
Continuously Callable @100 ........................................... 2,500 2,611
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/47 , Continuously Callable @100 ........................ 4,220 3,274
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 1,800 1,617
Chicago Midway International Airport Revenue
Series B , 5 .00% , 1/1/41 , Continuously Callable @100 ......................... 2,500 2,504
Series B , 5 .00% , 1/1/46 , Continuously Callable @100 ......................... 3,500 3,506
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 5,074
Chicago O'Hare International Airport Revenue AMT , Series E , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 500 524
Chicago Park District, GO , Series A , 5 .00% , 1/1/40 , Continuously Callable @100 ......... 3,000 3,002
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 3,000 3,014
City of Chicago, GO
Series A , 6 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,335 1,374
Series F , 6 .00% , 1/1/55 , Continuously Callable @100 ......................... 1,000 1,023
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 4,000 3,185
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 9,500 9,579
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 7,750 7,977
Illinois Finance Authority Revenue
5 .50% , 4/1/32 , Continuously Callable @100 ............................... 7,065 7,066
4 .00% , 3/1/38 , Continuously Callable @100 ............................... 2,000 1,998
5 .00% , 8/1/42 , Continuously Callable @100 ............................... 750 748
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 4,500 3,997
5 .00% , 8/1/47 , Continuously Callable @100 ............................... 750 735
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 2,000 1,955
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,250 1,264
5 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 1,010
5 .00% , 3/1/52 , Continuously Callable @100 ............................... 1,075 1,016
4 .00% , 10/1/55 , Continuously Callable @100 ............................... 2,000 1,671
Series A , 4 .00% , 2/1/33 , Continuously Callable @100 ......................... 6,000 6,003
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 700 709
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 12,395 12,431

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 2/15/47 , Continuously Callable @100 ........................ $ 1,000 $ 945
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 1,155 1,114
Series A , 5 .00% , 2/15/50 , Continuously Callable @100 ........................ 500 465
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,500 2,696
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 320 325
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 485 493
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 20 20
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 30 29
Illinois State Toll Highway Authority Revenue , Series A , 4 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 4,000 3,707
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 9,500 9,467
Northern Illinois Municipal Power Agency Revenue , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 9,000 8,774
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 600 573
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
6 .50% , 7/1/30 ..................................................... 37,550 41,466
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 15,000 12,986
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 2,000 2,003
State of Illinois, GO , Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ............ 2,000 2,089
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 2/1/31 , Continuously Callable @100 ............................... 1,000 1,007
4 .00% , 2/1/32 , Continuously Callable @100 ............................... 1,000 1,007
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
12/1/46 , Continuously Callable @100 .................................... 10,000 10,148
188,181
Indiana (2.3%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 5,540 5,533
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 3,605 3,601
Indiana Finance Authority Revenue
5 .00% , 11/15/43 , Continuously Callable @103 .............................. 1,970 1,916
5 .00% , 11/15/48 , Continuously Callable @103 .............................. 3,895 3,686
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 1,000 1,037
Series A , 5 .50% , 4/1/46 , Continuously Callable @100 ......................... 5,000 5,010
Series A , 4 .00% , 11/15/51 , Continuously Callable @100 ....................... 1,030 831
Series A , 5 .50% , 7/1/52 , Continuously Callable @100 ......................... 4,500 4,595
Series A , 5 .00% , 6/1/53 , Continuously Callable @100 ......................... 1,000 990
Indiana Housing & Community Development Authority Revenue
Series B-1 , 5 .05% , 7/1/55 , Continuously Callable @100 ....................... 1,800 1,838
Series D-1 , 4 .75% , 7/1/54 , Continuously Callable @100 ....................... 1,000 998
Indianapolis Local Public Improvement Bond Bank Revenue AMT , Series B2 , 5 .00% , 1/1/55 ,
Continuously Callable @100 ........................................... 500 511
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 7,000 7,001
37,547
Iowa (0.5%):
Iowa Finance Authority Revenue , Series A , 5 .00% , 5/15/43 , Continuously Callable @100 ... 6,235 6,192
Iowa Higher Education Loan Authority Revenue , 5 .38% , 10/1/52 , Continuously Callable @100 1,000 1,008
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 853
8,053
Kansas (0.5%):
City of Lawrence Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 ........ 5,000 4,909
City of Manhattan Revenue
Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ......................... 1,000 823
Series A , 4 .00% , 6/1/52 , Continuously Callable @103 ......................... 1,500 1,161
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series A , 5 .00% ,
9/1/45 , Continuously Callable @100 ..................................... 2,000 2,002
8,895
Kentucky (1.5%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,003

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
City of Hazard Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 ................. $ 3,000 $ 2,706
County of Boyle Revenue , Series A , 4 .50% , 6/1/53 , Continuously Callable @100 ......... 1,525 1,363
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,070 878
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/46 , Continuously Callable @100 ........................ 5,500 4,497
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 3,000 3,032
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 500 484
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 2,000 2,016
Kentucky Public Energy Authority Revenue , Series B , 5 .00% , 12/1/33 , Continuously Callable
@100 ........................................................... 2,000 2,089
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 6,000 5,887
23,955
Louisiana (3.3%):
City of Shreveport Water & Sewer Revenue
5 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,000 1,000
Series B , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 5,500 5,529
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/49 , Continuously Callable @100 .................................... 1,000 945
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series B , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,100 1,106
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 7,000 6,831
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,685 1,730
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 5,000 5,034
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 8,210 7,654
Louisiana Public Facilities Authority Revenue
4 .00% , 5/15/41 , Continuously Callable @100 ............................... 1,235 1,220
4 .00% , 5/15/41 , Pre-refunded 5/15/26 @ 100 ............................... 15 15
5 .00% , 5/15/46 , Continuously Callable @100 ............................... 5,000 5,009
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 2,000 2,012
Series A , 4 .00% , 12/15/50 , Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A , 4 .00% , 12/15/50 , Continuously Callable @100 ....................... 970 865
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 9,000 8,125
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/51 , Continuously Callable
@100 ........................................................... 4,120 4,242
Port New Orleans Board of Commissioners Revenue AMT , Series B , 5 .50% , 4/1/54 ,
Continuously Callable @100 ........................................... 1,300 1,381
52,729
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 9,000 6,596
Maryland (0.1%):
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/54 ,
Continuously Callable @100 ........................................... 2,000 2,063
Massachusetts (2.3%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 1,000
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 3,280 3,086
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,000 800
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,500 1,457
5 .25% , 7/1/55 , Continuously Callable @103 ............................... 1,000 1,008
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 2,000 1,875
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 3,370 2,704
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,700 1,297
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 975 795
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 3,000 2,983
Series E , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 979

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... $ 4,000 $ 3,981
Series J2 , 5 .00% , 7/1/53 , Continuously Callable @100 ........................ 10,000 10,094
Series N , 5 .50% , 7/1/55 , Continuously Callable @100 ........................ 2,000 2,140
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 10/1/45 , Continuously Callable @100 .................. 1,250 1,187
Massachusetts Housing Finance Agency Revenue , Series 242 , 4 .80% , 12/1/55 , Continuously
Callable @100 ..................................................... 1,250 1,253
36,639
Michigan (2.8%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B , 4 .00% , 2/1/41 , Continuously Callable @100 ......................... 2,000 1,976
Series B , 5 .00% , 2/1/46 , Continuously Callable @100 ......................... 2,900 2,909
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 2,500 2,567
Flint Hospital Building Authority Revenue , 4 .00% , 7/1/38 , Continuously Callable @100 .... 2,500 2,343
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 6,000 6,154
5 .00% , 5/1/48 , Continuously Callable @100 ............................... 3,000 3,030
Karegnondi Water Authority Revenue , 5 .00% , 11/1/45 , Continuously Callable @100 ....... 2,750 2,771
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 4,000 4,028
Michigan Finance Authority Revenue
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,029
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 5,000 4,628
4 .00% , 2/15/47 , Continuously Callable @100 ............................... 1,000 902
4 .00% , 9/1/50 , Continuously Callable @100 ............................... 1,000 767
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 3,000 3,081
4 .00% , 11/1/55 , Continuously Callable @100 ............................... 4,000 3,589
Series A , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 3,000 2,615
Michigan State Building Authority Revenue , 4 .00% , 10/15/49 , Continuously Callable @100 . 2,500 2,306
Michigan State Housing Development Authority Revenue , Series A , 5 .00% , 12/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,017
45,712
Mississippi (0.1%):
Mississippi Home Corp. Revenue , Series A , 4 .95% , 6/1/53 , Continuously Callable @100 ... 1,665 1,696
Missouri (3.4%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 761
Series A , 6 .00% , 3/1/33 , Continuously Callable @101 ......................... 1,625 1,634
Hannibal IDA Revenue , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 3,000 2,824
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 440 419
0.00%, 5/15/40 , Continuously Callable @103 (e) ............................. 1,768 152
4 .00% , 8/1/41 , Continuously Callable @100 ............................... 410 364
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 10,000 8,294
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 1,000 838
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 1,000 1,029
Series A , 5 .00% , 2/1/42 , Continuously Callable @103 ......................... 3,500 3,519
Series A , 4 .00% , 2/15/54 , Continuously Callable @100 ........................ 2,500 2,160
Missouri Development Finance Board Revenue
4 .00% , 3/1/51 , Continuously Callable @100 ............................... 2,000 1,667
Series D , 4 .00% , 6/1/46 , Continuously Callable @100 ........................ 17,775 16,384
Missouri Housing Development Commission Revenue
Series A , 4 .65% , 11/1/55 , Continuously Callable @100 ........................ 1,000 998
Series C , 5 .00% , 11/1/55 , Continuously Callable @100 ........................ 1,000 1,021
Series D , 5 .15% , 11/1/55 , Continuously Callable @100 ........................ 1,000 1,032
St. Louis County IDA Revenue
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,000 1,947
Series A , 5 .88% , 9/1/43 , Continuously Callable @100 ......................... 5,000 5,003
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 3,065 3,158
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @101 ..... 1,645 1,654
54,858

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... $ 4,000 $ 3,927
Montana Board of Housing Revenue , Series A , 4 .88% , 12/1/54 , Continuously Callable @100 250 252
Montana Facility Finance Authority Revenue
4 .00% , 6/1/45 , Continuously Callable @100 ............................... 1,000 935
Series A , 5 .50% , 2/15/55 , Continuously Callable @100 ........................ 165 174
5,288
Nebraska (1.6%):
Central Plains Energy Project Revenue , Series A , 5 .00% , 9/1/42 ...................... 13,665 14,542
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 3,400 3,401
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue , Series S ,
4 .00% , 1/1/49 , Continuously Callable @102 ............................... 7,500 6,697
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/54 , Continuously Callable @100 .... 1,500 1,563
26,203
Nevada (1.2%):
Carson City Revenue , 5 .00% , 9/1/47 , Continuously Callable @100 ................... 2,775 2,753
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 4,400 4,327
Series C , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 12,140 11,382
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,032
19,494
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 3,000 2,422
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,006
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,049
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,750 2,753
7,230
New Jersey (2.6%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .38% ,
11/15/52 , Continuously Callable @100 ................................... 1,000 1,068
New Jersey Economic Development Authority Revenue
4 .00% , 11/1/44 , Continuously Callable @100 ............................... 3,000 2,869
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 3,000 3,024
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 3,500 3,610
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/42 , Continuously Callable @100 .......................... 1,200 1,213
New Jersey Educational Facilities Authority Revenue
Series B , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 5,000 5,052
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 3,000 2,306
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/38 , Continuously
Callable @100 ..................................................... 2,250 2,329
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 7/1/46 , Continuously Callable @100 ........... 1,250 1,251
New Jersey Transportation Trust Fund Authority Revenue , Series BB , 4 .00% , 6/15/50 ,
Continuously Callable @100 ........................................... 15,000 13,637
The Camden County Improvement Authority Revenue , 6 .00% , 6/15/52 , Continuously Callable
@100 ........................................................... 1,325 1,365
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 506
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 3,000 2,999
41,229
New Mexico (0.5%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 8,625 7,762
New York (3.3%):
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 4,000 3,354
Build NYC Resource Corp. Revenue
Series A , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 700 679

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 7 .00% , 4/15/53 , Continuously Callable @100 (b) ...................... $ 2,500 $ 2,553
Series A , 5 .50% , 12/1/56 , Continuously Callable @100 ........................ 720 761
City of New York, GO , Series B-3 , 1 .25% , 10/1/46 (d) ............................. 4,000 4,000
Empire State Development Corp. Revenue , Series A , 4 .00% , 3/15/45 , Continuously Callable
@100 ........................................................... 5,000 4,735
Metropolitan Transportation Authority Dedicated Tax Fund Revenue , Series A , 11/15/32 (c) .. 5,000 4,036
Metropolitan Transportation Authority Revenue , Series A-2 , 5 .00% , 11/15/45 , (Put Date
5/15/30) (a) ....................................................... 5,490 5,870
New York City Housing Development Corp. Revenue , Series A-1 , 4 .80% , 11/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,003
New York City Municipal Water Finance Authority Revenue , Series DD , 1 .25% , 6/15/33 (d) .. 4,000 4,000
New York Liberty Development Corp. Revenue , 2 .80% , 9/15/69 , Continuously Callable @100 1,500 1,388
New York State Dormitory Authority Revenue
5 .25% , 10/1/49 , Continuously Callable @100 ............................... 2,000 2,011
Series A , 4 .25% , 7/1/50 , Continuously Callable @100 ......................... 625 567
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 3,000 2,496
Series A-1 , 5 .50% , 7/1/55 , Continuously Callable @100 ....................... 335 357
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .63% , 6/30/54 , Continuously Callable @100 ............................... 5,000 4,760
Onondaga Civic Development Corp. Revenue , 5 .38% , 8/1/54 , Continuously Callable @100 .. 750 645
Triborough Bridge & Tunnel Authority Revenue
Series A , 11/15/31 (c) ................................................ 5,000 4,135
Series A , 11/15/32 (c) ................................................ 3,000 2,379
Series B , 11/15/32 (c) ................................................ 2,500 2,035
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,003
52,767
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5 .00% , 1/1/49 , Continuously Callable @102 ............................... 2,725 2,682
5 .25% , 12/1/54 , Continuously Callable @100 ............................... 2,000 2,016
4,698
North Dakota (0.8%):
City of Grand Forks Revenue
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 2,375 1,909
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,400 1,419
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 7,500 7,185
North Dakota Housing Finance Agency Revenue , Series A , 5 .05% , 7/1/53 , Continuously
Callable @100 ..................................................... 465 477
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,500 1,365
12,355
Ohio (3.3%):
City of Centerville Revenue , 5 .25% , 11/1/47 , Continuously Callable @100 .............. 2,700 2,564
City of Middleburg Heights Revenue , Series A , 4 .00% , 8/1/47 , Continuously Callable @100 . 2,000 1,706
Columbus Regional Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 2,000 2,103
County of Cuyahoga Revenue , 4 .75% , 2/15/47 , Continuously Callable @100 ............ 9,000 8,435
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 2,000 1,936
County of Hamilton Revenue
5 .00% , 1/1/51 , Continuously Callable @100 ............................... 2,500 2,451
Series A , 5 .50% , 8/1/51 , Continuously Callable @100 ......................... 1,335 1,391
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... 2,000 2,037
County of Lucas Revenue , Series A , 5 .25% , 11/15/48 , Continuously Callable @100 ....... 3,000 2,947
County of Montgomery Revenue
4 .00% , 11/15/42 , Continuously Callable @100 .............................. 2,500 2,256
4 .00% , 11/15/45 , Continuously Callable @100 .............................. 2,000 1,728
5 .25% , 9/1/54 , Continuously Callable @100 ............................... 1,500 1,529
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 9,100 9,132
County of Warren Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 ............... 1,785 1,797
Ohio Higher Educational Facility Commission Revenue
6 .00% , 9/1/47 , Continuously Callable @100 ............................... 4,475 4,544
5 .25% , 5/1/54 , Continuously Callable @100 ............................... 1,500 1,532

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Port of Greater Cincinnati Development Authority Revenue , Series A , 5 .00% , 12/1/55 ,
Continuously Callable @100 ........................................... $ 700 $ 707
State of Ohio Revenue
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 612
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 5,000 4,276
53,683
Oklahoma (1.1%):
Norman Regional Hospital Authority Revenue , 4 .00% , 9/1/45 , Continuously Callable @100 . 4,250 2,536
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 4,250 4,250
Oklahoma Municipal Power Authority Revenue , Series A , 4 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 10,000 9,084
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/45 , Continuously Callable @102 .. 2,000 1,979
17,849
Oregon (0.7%):
City of Keizer Special Assessment , 5 .20% , 6/1/31 , Continuously Callable @100 .......... 470 471
Deschutes County Hospital Facilities Authority Revenue , Series A , 4 .00% , 1/1/46 ,
Continuously Callable @100 ........................................... 2,000 1,825
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 3,800 3,401
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 793
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,038
Salem Hospital Facility Authority Revenue , 5 .00% , 5/15/53 , Continuously Callable @102 ... 1,000 932
Union County Hospital Facility Authority Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 450 446
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,325 1,287
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@101 ........................................................... 1,180 997
11,190
Pennsylvania (8.7%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 7,400 6,855
Allegheny County Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,052
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 3,500 3,509
Allegheny County Sanitary Authority Revenue , 4 .13% , 12/1/55 , Continuously Callable @100 500 467
Allentown Commercial and IDA Revenue
5 .00% , 7/1/50 , Continuously Callable @100 (b) ............................. 2,000 1,892
6 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,600 1,631
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5 .00% , 12/1/45 , Pre-refunded 12/1/25 @ 100 ............................... 1,000 1,000
5 .00% , 12/1/48 , Pre-refunded 12/1/25 @ 100 ............................... 300 300
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 3/15/38 , Continuously Callable @100 ........................ 1,000 1,009
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 2,250 2,269
Bucks County IDA Revenue , 4 .00% , 8/15/50 , Continuously Callable @100 ............. 3,000 2,590
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 6/1/44 , Continuously Callable @100 ............................... 3,500 3,495
4 .00% , 6/1/48 , Continuously Callable @100 ............................... 1,105 1,059
4 .00% , 6/1/50 , Continuously Callable @100 ............................... 6,065 5,827
Chester County IDA Revenue
6 .00% , 10/15/52 , Continuously Callable @100 (b) ............................ 1,775 1,759
4 .50% , 10/1/54 , Continuously Callable @100 (b) ............................ 645 576
Series A , 5 .25% , 10/15/47 , Continuously Callable @100 ....................... 3,250 2,943
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,028
County of Allegheny, GO , Series C-77 , 5 .00% , 11/1/43 , Continuously Callable @100 ...... 3,170 3,280
County of Lehigh Revenue , 4 .00% , 7/1/49 , Continuously Callable @100 ............... 11,000 9,655
Delaware County Authority Revenue , 5 .00% , 10/1/39 , Continuously Callable @100 ....... 2,250 2,256
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/47 , Continuously Callable
@100 ........................................................... 5,000 5,052

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
General Authority of Southcentral Pennsylvania Revenue , 5 .25% , 5/1/55 , Continuously
Callable @100 ..................................................... $ 2,000 $ 2,027
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 1,000 808
Lancaster Municipal Authority Revenue , Series B , 5 .00% , 5/1/54 , Continuously Callable @103 800 776
Montgomery County Higher Education & Health Authority Revenue , Series B , 4 .00% , 5/1/52 ,
Continuously Callable @100 ........................................... 8,000 6,964
Montgomery County IDA Revenue
5 .00% , 12/1/49 , Continuously Callable @103 ............................... 2,000 1,949
Series A , 5 .00% , 12/1/48 , Continuously Callable @102 ........................ 2,000 2,004
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 4,000 3,807
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,440 2,444
Northeastern Pennsylvania Hospital and Education Authority Revenue
5 .00% , 5/1/44 , Continuously Callable @100 ............................... 1,000 971
5 .00% , 5/1/49 , Continuously Callable @100 ............................... 1,350 1,246
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 863
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 2,320 2,015
Pennsylvania Higher Educational Facilities Authority Revenue
Series A , 4 .00% , 7/15/46 , Continuously Callable @100 ........................ 2,025 1,684
Series B2 , 4 .38% , 11/1/54 , Continuously Callable @100 ....................... 1,200 1,116
Pennsylvania Housing Finance Agency Revenue
Series 148A , 4 .80% , 10/1/55 , Continuously Callable @100 ..................... 2,000 1,976
Series 149A , 5 .20% , 4/1/53 , Continuously Callable @100 ...................... 500 510
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 5,645 5,065
Pennsylvania Turnpike Commission Revenue
Series 2 , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,000 1,031
Series A , 4 .00% , 12/1/49 , Continuously Callable @100 ........................ 5,000 4,550
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 3,000 3,001
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 4,000 4,047
Series A-2 , 5 .00% , 12/1/33 , Continuously Callable @100 ...................... 1,250 1,321
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,500 1,359
Series B-1 , 5 .00% , 6/1/42 , Continuously Callable @100 ....................... 9,000 9,159
Reading School District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
4/1/44 , Continuously Callable @100 ..................................... 1,055 1,043
Scranton School District, GO (INS - Build America Mutual Assurance Co.) , Series E , 4 .00% ,
12/1/37 , Continuously Callable @100 .................................... 1,025 1,031
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 885 893
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 444 469
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 5,950 5,381
Series B1 , 0.00% , 6/30/44 , Continuously Callable @89 (f) ...................... 2,973 2,077
The School District of Philadelphia, GO
Series B , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 2,500 2,550
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,008
Series F , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,990 2,008
Series F , 5 .00% , 9/1/38 , Pre-refunded 9/1/26 @ 100 .......................... 10 10
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 4/15/49 , Continuously Callable @100 ............................... 750 708
5 .00% , 4/15/59 , Continuously Callable @100 ............................... 3,000 3,024
140,399
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 85-A , 4 .70% , 4/1/55 ,
Continuously Callable @100 ........................................... 1,000 990
South Carolina (0.5%):
City of Rock Hill Combined Utility System Revenue , Series A , 4 .00% , 1/1/49 , Continuously
Callable @100 ..................................................... 2,500 2,259
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 2,000 1,774
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,850 1,835
4 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,165 902

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 4/1/54 , Continuously Callable @103 ............................... $ 1,000 $ 944
7,714
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/44 , Continuously
Callable @100 ..................................................... 2,000 2,014
Knox County Health Educational & Housing Facility Board Revenue , Series A-1 , 5 .50% ,
7/1/54 , Continuously Callable @100 ..................................... 1,000 1,051
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,000 5,001
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 797
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,500 1,440
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .25% , 6/1/56 ,
Continuously Callable @100 (b) ........................................ 1,000 949
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (a) .............. 5,000 5,374
Tennessee Housing Development Agency Revenue , Series 1A , 5 .05% , 7/1/55 , Continuously
Callable @100 ..................................................... 500 515
17,141
Texas (15.9%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/43 , Continuously Callable @100 ............................... 10,000 9,333
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,170 2,054
4 .50% , 8/15/55 , Continuously Callable @100 ............................... 1,000 983
Series A , 5 .00% , 2/15/41 , Continuously Callable @100 ........................ 3,000 3,007
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 7,200 7,221
Bexar County Health Facilities Development Corp. Revenue
5 .00% , 7/15/42 , Continuously Callable @103 ............................... 600 556
4 .00% , 7/15/45 , Continuously Callable @100 ............................... 8,450 6,713
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8159 , 1 .40% , 3/1/41 (b) (d) ............................................. 5,500 5,500
Central Texas Regional Mobility Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 4,997
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.) , Series A ,
8/15/30 (c) ........................................................ 18,530 16,100
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 6,500 6,558
City of Corpus Christi Utility System Revenue , 4 .00% , 7/15/39 , Continuously Callable @100 5,900 5,862
City of Garland Electric Utility System Revenue , Series A , 4 .00% , 3/1/51 , Continuously
Callable @100 ..................................................... 1,000 907
City of Houston Hotel Occupancy Tax & Special Revenue , 5 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 3,715 3,718
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 700 698
Clifton Higher Education Finance Corp. Revenue
5 .00% , 8/15/48 , Pre-refunded 8/15/28 @ 100 ............................... 645 688
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 9,355 9,411
4 .25% , 8/15/52 , Continuously Callable @100 ............................... 1,500 1,393
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 11,000 10,248
County of Bexar Revenue
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 500 471
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 1,700 1,537
Del Mar College District, GO , Series A , 5 .00% , 8/15/48 , Continuously Callable @100 ..... 6,500 6,532
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .25% , 2/15/54 , Continuously Callable @100 ............................... 1,250 1,171
Everman Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/50 , Continuously Callable @100 .................................... 4,500 4,148
Grand Parkway Transportation Corp. Revenue , 4 .00% , 10/1/49 , Continuously Callable @100 2,000 1,844
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 2,000 1,761
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 6,100 5,034
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 15,000 14,470

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Kerrville Health Facilities Development Corp. Revenue , 5 .00% , 8/15/35 , Continuously
Callable @100 ..................................................... $ 1,900 $ 1,901
Matagorda County Navigation District No. 1 Revenue
Series B-1 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 9,615 9,616
Series B-2 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 6,000 6,002
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/47 , Continuously Callable @100 .................................... 15,000 15,287
New Hope Cultural Education Facilities Finance Corp. Revenue
4 .00% , 11/1/55 , Continuously Callable @103 ............................... 1,250 1,010
Series A-1 , 7 .50% , 11/15/37 (e) ......................................... 410 410
Series A-2 , 7 .50% , 11/15/36 (e) ......................................... 2,565 2,565
Series B , 2 .00% ( 2 .00 % PIK) , 11/15/61 , Continuously Callable @105 (e) ........... 11,160 4,970
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/48 , Continuously Callable @100 .......... 1,000 1,005
North Texas Tollway Authority Revenue
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 3,750 3,790
Series B , 9/1/37 , Pre-refunded 9/1/31 @ 64 (c) .............................. 3,000 1,634
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 1/1/48 , Continuously Callable @100 ......................... 5,000 5,035
Port of Port Arthur Navigation District Revenue
Series A , 0 .95% , 4/1/40 (d) ............................................ 3,300 3,300
Series B , 0 .95% , 4/1/40 (d) ............................................ 11,800 11,800
Series C , 1 .00% , 4/1/40 (d) ............................................ 9,800 9,800
Red River Education Finance Corp. Revenue
4 .00% , 6/1/41 , Continuously Callable @100 ............................... 2,000 1,787
5 .50% , 10/1/46 , Continuously Callable @100 ............................... 3,000 2,998
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/54 , Continuously Callable @100 ............................... 1,000 768
5 .50% , 10/1/55 , Continuously Callable @100 ............................... 1,700 1,707
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 967
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (e) ..................... 3,682 55
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (e) ..................... 2,945 44
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 9,000 8,640
Texas Transportation Commission State Highway 249 System Revenue , 5 .00% , 8/1/57 ,
Continuously Callable @100 ........................................... 5,000 4,928
Uptown Development Authority Tax Allocation
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 4,365 4,369
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 2,490 2,490
Series A , 5 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,645 1,645
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8158 , 1 .40% , 8/1/62 (b) (d) ............................................. 2,500 2,500
Waco Educational Finance Corp. Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 .... 4,000 3,601
West Harris County Regional Water Authority Revenue
4 .00% , 12/15/45 , Continuously Callable @100 .............................. 1,600 1,486
4 .00% , 12/15/49 , Continuously Callable @100 .............................. 3,945 3,556
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
8/15/52 , Continuously Callable @100 .................................... 5,000 4,537
257,118
Utah (0.1%):
Utah Charter School Finance Authority Revenue
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (b) ...................... 500 508
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,550 1,314
1,822
Vermont (0.5%):
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 7,000 5,739
6 .00% , 10/1/52 , Continuously Callable @100 (b) ............................ 2,000 1,915
7,654
Virginia (0.3%):
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @102 (e) ....................... 1,598 1,062
Series B , 6 .05% , 3/1/44 , Continuously Callable @102 ......................... 1,506 1,264

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 4 .75% , 3/1/54 , Continuously Callable @100 (e) ....................... $ 6,327 $ 2,689
5,015
Washington (1.8%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,051
King County Public Hospital District No. 1, GO , 5 .00% , 12/1/43 , Continuously Callable @100 9,000 9,271
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/45 , Continuously
Callable @100 ..................................................... 4,000 3,650
Skagit County Public Hospital District No. 1 Revenue , 5 .50% , 12/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,016
Washington Health Care Facilities Authority Revenue , 4 .00% , 7/1/42 , Continuously Callable
@100 ........................................................... 5,500 5,035
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/50 , Continuously
Callable @100 ..................................................... 1,250 1,121
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/43 , Continuously Callable @102 (b) ............................. 3,055 2,769
6 .13% , 7/1/53 , Continuously Callable @103 (b) ............................. 2,000 2,106
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,100 1,093
Series A-1 , 3 .50% , 12/20/35 ........................................... 931 906
29,018
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 2,000 1,869
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 2,817
Series B , 6 .00% , 9/1/53 , Continuously Callable @100 ......................... 1,750 1,844
6,530
Wisconsin (3.5%):
Public Finance Authority Revenue
5 .25% , 5/15/42 , Continuously Callable @102 (b) ............................ 2,200 2,168
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,143
5 .00% , 11/15/44 , Continuously Callable @103 .............................. 455 455
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,500 1,395
5 .00% , 6/15/49 , Continuously Callable @100 (b) ............................ 520 473
5 .00% , 6/15/49 , Continuously Callable @100 ............................... 1,480 1,434
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 2,400 2,330
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,500 1,122
4 .00% , 10/1/51 , Continuously Callable @103 ............................... 2,185 1,802
4 .00% , 1/1/52 , Continuously Callable @103 ............................... 2,350 2,056
5 .13% , 4/1/52 , Continuously Callable @100 ............................... 3,000 2,796
5 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,000 960
5 .00% , 2/1/54 , Continuously Callable @100 ............................... 500 490
5 .00% , 6/15/54 , Continuously Callable @100 (b) ............................ 455 409
Series A , 5 .25% , 10/1/43 , Continuously Callable @100 ........................ 3,090 3,039
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 4,740 4,328
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 11,000 9,849
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,000 821
Series A , 6 .63% , 7/1/53 , Continuously Callable @103 (b) ...................... 570 591
Series A , 5 .25% , 6/15/55 , Continuously Callable @100 ........................ 500 499
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 2,250 1,697
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (b) ..................... 2,870 2,323
Series B , 5 .50% , 6/15/55 , Continuously Callable @100 ........................ 375 381
Series L , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 970
Series L , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 952
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,285 1,296
Series A , 5 .00% , 7/1/58 , Continuously Callable @100 ......................... 1,500 1,512
Wisconsin Health & Educational Facilities Authority Revenue
5 .00% , 3/15/50 , Continuously Callable @100 ............................... 1,175 1,175
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500 322
4 .38% , 8/15/55 , Continuously Callable @100 ............................... 2,000 1,877

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 4 .00% , 9/15/45 , Continuously Callable @103 ........................ $ 475 $ 410
56,075
Total Municipal Bonds (Cost $1,687,605)
a
a
a
1,595,922
Total Investments (Cost $1,687,605) — 98.8% 1,595,922
Other assets in excess of liabilities —  1.2% 19,534
NET ASSETS - 100.00% $ 1,615,456
(a) Put Bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$40,760 (thousands) and amounted to 2.5% of net assets.
(c) Zero-coupon bond.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
PIK
—
Payment-in-Kind
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
Alabama (4.2%):
Alabama Housing Finance Authority Revenue , Series A , 4 .85% , 10/1/50 , Continuously
Callable @100 ..................................................... $ 2,290 $ 2,288
Alabama State University Revenue , 5 .75% , 9/1/50 , Continuously Callable @100 ......... 1,050 1,142
Baldwin County IDA Revenue AMT , Series A , 5 .00% , 6/1/55 , (Put Date 6/1/32) (a) (b) ...... 1,000 1,021
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 1/1/54 , (Put Date 10/1/30) (b) .............................. 5,000 5,390
Series A , 5 .25% , 5/1/55 , (Put Date 9/1/32) (b) ............................... 1,500 1,636
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (b) ............................... 16,750 17,284
Series B , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 5,400 5,583
Series C , 5 .50% , 10/1/54 , (Put Date 6/1/32) (b) .............................. 3,000 3,317
Series C , 5 .50% , 11/1/56 , (Put Date 8/1/34) (a) (b) ............................ 2,000 2,117
Series D-3 , 4 .61% ( SOFR + 185 bps ) , 6/1/49 , (Put Date 2/1/29) (b) (c) ............... 2,500 2,567
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 3,000 3,174
Energy Southeast A Cooperative District Revenue
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 1,000 1,079
Series B , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 6,180 6,399
Series B , 5 .25% , 7/1/54 , (Put Date 6/1/32) (b) ............................... 3,000 3,263
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue ,
Series A , 5 .00% , 2/1/36 , Continuously Callable @100 ......................... 8,000 8,007
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 4,000 4,244
Series A , 5 .25% , 1/1/54 , (Put Date 7/1/29) (b) ............................... 15,000 15,850
Series A , 5 .00% , 1/1/56 , (Put Date 6/1/35) (b) ............................... 9,255 9,768
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) (b) ............................... 2,700 2,861
The Health Care Authority of the City of Huntsville Revenue
Series B1 , 4 .00% , 6/1/39 , Continuously Callable @100 ........................ 2,000 1,991
Series B1 , 4 .00% , 6/1/40 , Continuously Callable @100 ........................ 2,555 2,517
The Lower Alabama Gas District Revenue , Series A , 5 .00% , 9/1/34 ................... 15,000 16,189
The Southeast Alabama Gas Supply District Revenue , Series B , 5 .00% , 6/1/49 , (Put Date
5/1/32) (b) ........................................................ 3,000 3,222
120,909
Alaska (0.1%):
Alaska Housing Finance Corp. Revenue , Series A , 4 .60% , 12/1/48 , Continuously Callable
@100 ........................................................... 3,000 2,986
Alaska Railroad Corp. Revenue AMT , 6 .00% , 10/1/50 , Continuously Callable @100 ....... 1,000 1,075
4,061
Arizona (1.8%):
Arizona IDA Revenue
4 .00% , 12/15/41 , Continuously Callable @100 (a) ............................ 955 828
Series A , 5 .10% , 10/1/50 , Continuously Callable @100 ........................ 1,000 1,035
Maricopa County & Phoenix IDA Revenue , Series A , 4 .65% , 9/1/50 , Continuously Callable
@100 ........................................................... 2,000 1,999
Maricopa County IDA Revenue
5 .00% , 7/1/39 , Continuously Callable @100 (a) ............................. 2,000 2,015
4 .00% , 7/1/41 , Continuously Callable @100 (a) ............................. 1,250 1,127
4 .25% , 7/1/44 , Continuously Callable @100 ............................... 1,000 893
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,500 1,556
Sierra Vista IDA Revenue
5 .25% , 6/15/38 , Continuously Callable @100 (a) ............................. 4,845 4,925
5 .25% , 6/15/42 , Continuously Callable @100 (a) ............................. 4,460 4,465
5 .00% , 6/15/44 , Continuously Callable @100 (a) ............................. 2,000 1,897
Tempe IDA Revenue
Series A , 4 .00% , 12/1/38 , Continuously Callable @102 ........................ 2,690 2,546
Series A , 5 .38% , 12/1/46 , Continuously Callable @103 ........................ 1,000 997
The County of Pima IDA Revenue
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 1,690 1,656
4 .00% , 6/15/41 , Continuously Callable @100 (a) ............................. 3,500 3,091
Series A , 6 .75% , 11/15/42 , Continuously Callable @103 (a) ..................... 3,000 3,237
Series B2 , 5 .63% , 11/15/30 , Continuously Callable @100 (a) .................... 1,505 1,506
The County of Yavapai IDA Revenue , 4 .00% , 8/1/38 , Continuously Callable @100 ........ 1,000 987

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/34 , Continuously Callable @100 ............................... $ 10,215 $ 10,224
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,675 1,675
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 4,250 4,288
50,947
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,300 1,372
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,106
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,045
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual
Assurance Co.) , 5 .00% , 9/1/30 , Continuously Callable @100 .................... 4,290 4,296
8,819
California (1.4%):
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.)
Series B , 4 .13% , 7/1/41 , Continuously Callable @100 ......................... 2,500 2,504
Series B , 4 .25% , 7/1/43 , Continuously Callable @100 ......................... 3,000 3,003
California Health Facilities Financing Authority Revenue
Series B , 5 .00% , 11/15/38 , Continuously Callable @100 ....................... 1,500 1,638
Series B , 5 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,500 1,558
California School Finance Authority Revenue
4 .40% , 12/1/26 (a) .................................................. 4,000 4,002
5 .00% , 8/1/31 , Continuously Callable @100 (a) ............................. 450 450
5 .00% , 8/1/36 , Continuously Callable @100 (a) ............................. 1,450 1,450
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 (a) ....................... 1,700 1,705
Cerritos Community College District, GO
Series D , 8/1/27 (d) .................................................. 1,000 962
Series D , 8/1/28 (d) .................................................. 1,000 941
City of Los Angeles Department of Airports Revenue AMT , Series A , 5 .25% , 5/15/50 ,
Continuously Callable @100 ........................................... 2,500 2,634
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue , Series C , 4 .00% ,
6/1/32 , Continuously Callable @100 ..................................... 225 227
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 1/15/35 (d) .................................................. 5,500 4,181
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 420 429
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 5 .25% , 5/1/49 , Continuously Callable @100 .................... 1,000 1,055
The El Camino Community College District Foundation, GO , Series C , 8/1/28 (d) ......... 5,500 5,175
University of California Revenue , Series AL-2 , 0 .25% , 5/15/48 (e) .................... 8,800 8,800
40,714
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .25% , 7/1/43 , Continuously Callable @100 ............................... 3,000 2,832
Series A-1 , 6 .50% , 2/1/45 , Continuously Callable @100 (a) ..................... 3,000 3,136
Colorado Health Facilities Authority Revenue
5 .00% , 11/1/41 , Continuously Callable @100 ............................... 2,500 2,664
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 1,000 989
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,250 1,257
Series A , 4 .00% , 11/1/39 , Continuously Callable @100 ........................ 3,500 3,475
Series A , 4 .00% , 12/1/40 , Continuously Callable @103 ........................ 2,000 1,908
Series A , 5 .25% , 5/15/48 , Continuously Callable @103 ........................ 1,000 1,013
Series A , 4 .00% , 8/1/49 , Continuously Callable @100 ......................... 9,715 8,643
Series A , 5 .13% , 12/1/50 , Continuously Callable @103 ........................ 1,515 1,523
Denver Health & Hospital Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 (a) ...................... 7,355 7,483
Series A , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,250 1,234
Series A , 4 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,250 1,216
Series A , 4 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 957
Gunnison County Housing Authority Revenue , 5 .13% , 6/1/50 , Continuously Callable @100 . 2,000 2,073
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/32 ............................................. 1,250 1,250

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 12/1/34 ............................................. $ 1,000 $ 1,000
42,653
Connecticut (1.9%):
City of Ansonia Certificate of Participation , 4 .75% , 12/1/45 , Continuously Callable @100 ... 3,000 3,054
City of New Haven, GO , Series A , 5 .50% , 8/1/36 , Continuously Callable @100 .......... 1,810 1,907
City of West Haven, GO
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 400 411
Series B , 5 .00% , 11/1/37 , Continuously Callable @100 ........................ 350 364
Connecticut Housing Finance Authority Revenue , Series A-1 , 4 .65% , 11/15/51 , Continuously
Callable @100 ..................................................... 3,000 3,027
Connecticut State Health & Educational Facilities Authority Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,950 1,997
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 725 740
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,170 1,191
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,125 1,141
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,275 1,290
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,098
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 7,000 6,876
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 2,000 2,024
Series A , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,000 2,011
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 1,000 941
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 2,400 2,379
Series E , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 10,000 10,008
Harbor Point Infrastructure Improvement District Tax Allocation , 5 .00% , 4/1/30 , Continuously
Callable @100 (a) ................................................... 7,000 7,162
Stamford Housing Authority Revenue , Series C , 4 .75% , 10/1/32 ..................... 1,500 1,512
State of Connecticut, GO , Series A , 4 .00% , 4/15/37 , Continuously Callable @100 ......... 1,825 1,874
The Metropolitan District, GO , 4 .00% , 7/15/37 , Continuously Callable @100 ............ 1,000 1,021
Town of Hamden, GO (INS - Build America Mutual Assurance Co.) , Series A , 5 .00% , 8/15/30 ,
Continuously Callable @100 ........................................... 1,200 1,261
54,289
Delaware (0.1%):
Delaware State Housing Authority Revenue
Series A , 4 .65% , 7/1/50 , Continuously Callable @100 ......................... 495 491
Series B , 5 .00% , 7/1/50 , Continuously Callable @100 ......................... 1,000 1,017
1,508
District of Columbia (0.3%):
Deutsche Bank Spears/Lifers Trust Revenue , Series 8178 , 1 .40% , 5/1/30 (a) (e) ........... 1,700 1,700
District of Columbia Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 953
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 800 815
Metropolitan Washington Airports Authority Aviation Revenue AMT , Series A , 5 .00% , 10/1/50 ,
Continuously Callable @100 ........................................... 500 518
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B , 4 .00% , 10/1/35 , Continuously Callable @100 ........................ 1,000 1,015
Series B , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,262
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,000 994
Washington Convention & Sports Authority Revenue
Series A , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,250 1,253
Series A , 4 .00% , 10/1/39 , Continuously Callable @100 ........................ 500 499
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 750 738
9,747
Florida (8.0%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/40 , Continuously Callable
@103 ........................................................... 700 658
Capital Projects Finance Authority Revenue
5 .00% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,013
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,006
Series A-1 , 5 .00% , 6/1/49 , Continuously Callable @100 (a) ..................... 750 710
Capital Trust Agency, Inc. Revenue , 6 .00% , 5/1/43 , Continuously Callable @100 (a) ....... 3,710 3,770
Capital Trust Authority Revenue
Series A , 5 .00% , 12/15/44 , Continuously Callable @100 ....................... 2,000 1,870
Series A , 5 .25% , 7/1/50 , Continuously Callable @100 (a) ....................... 600 578

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
City of Cape Coral Water & Sewer Revenue
4 .00% , 10/1/35 , Continuously Callable @100 ............................... $ 1,485 $ 1,507
4 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,400 1,416
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 3,000 3,017
City of Pompano Beach Revenue
3 .50% , 9/1/35 , Continuously Callable @103 ............................... 3,345 3,083
4 .00% , 9/1/40 , Continuously Callable @103 ............................... 2,500 2,284
Series A , 4 .00% , 9/1/36 , Continuously Callable @103 ......................... 1,050 1,017
Series A , 4 .00% , 9/1/41 , Continuously Callable @103 ......................... 1,215 1,107
City of Port St. Lucie Special Assessment
4 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,195 3,209
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,000 2,009
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,785 2,797
City of Port St. Lucie Utility System Revenue , 4 .00% , 9/1/31 , Continuously Callable @100 .. 1,000 1,007
City of Tampa Revenue
Series A , 9/1/36 , Continuously Callable @80 (d) ............................. 700 459
Series A , 9/1/37 , Continuously Callable @77 (d) ............................. 700 435
Series A , 9/1/38 , Continuously Callable @74 (d) ............................. 850 499
Series A , 9/1/39 , Continuously Callable @71 (d) ............................. 700 387
Series A , 9/1/40 , Continuously Callable @67 (d) ............................. 850 448
Series B , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 350 344
Series B , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 700 680
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
4 .00% , 5/1/33 ..................................................... 3,470 3,598
4 .35% , 5/1/38 , Continuously Callable @100 ............................... 7,900 8,219
County of Broward Airport System Revenue AMT
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 4,395 4,016
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 8,330 7,230
County of Broward Port Facilities Revenue AMT
Series B , 4 .00% , 9/1/44 , Continuously Callable @100 ......................... 7,345 6,851
Series B , 4 .00% , 9/1/49 , Continuously Callable @100 ......................... 5,380 4,664
County of Broward Tourist Development Tax Revenue
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 7,000 7,116
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 9,300 9,390
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 6,975 7,000
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT , Series A , 5 .25% ,
9/1/50 , Continuously Callable @100 ..................................... 2,000 2,101
County of Lee Airport Revenue , 5 .00% , 10/1/33 , Continuously Callable @100 ........... 4,000 4,004
County of Lee Airport Revenue AMT , 5 .25% , 10/1/49 , Continuously Callable @100 ....... 3,800 3,954
County of Lee Tourist Development Tax Revenue
Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 4,970 5,049
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 5,230 5,288
County of Miami-Dade Aviation Revenue AMT , Series A , 5 .25% , 10/1/50 , Continuously
Callable @100 ..................................................... 3,000 3,116
County of Miami-Dade Water & Sewer System Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 210 210
County of Okaloosa Revenue , 5 .50% , 5/15/45 , Continuously Callable @103 (a) ........... 1,000 1,019
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5 .50% , 9/1/41 , Continuously Callable @100 ............................... 750 838
5 .50% , 9/1/42 , Continuously Callable @100 ............................... 1,000 1,111
5 .50% , 9/1/43 , Continuously Callable @100 ............................... 750 827
Escambia County Health Facilities Authority Revenue
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 3,100 3,235
5 .00% , 8/15/40 , Continuously Callable @100 ............................... 2,900 2,977
Florida Development Finance Corp. Revenue
4 .00% , 11/15/39 , Continuously Callable @100 .............................. 5,260 5,227
5 .00% , 2/1/40 , Continuously Callable @100 ............................... 2,845 2,870
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,500 1,553
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 1,500 1,544
Series A , 5 .00% , 6/15/35 , Continuously Callable @100 ........................ 1,000 1,013
Series A , 5 .00% , 6/15/40 , Continuously Callable @100 ........................ 1,650 1,671
Series A , 5 .00% , 6/15/42 , Continuously Callable @100 ........................ 2,250 2,265

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 6 .13% , 6/15/50 , Continuously Callable @101 (a) ...................... $ 1,000 $ 1,018
Florida Higher Educational Facilities Financing Authority Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,250 1,294
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,000 1,032
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 962
4 .00% , 10/1/38 , Continuously Callable @100 ............................... 750 710
5 .00% , 3/1/39 , Continuously Callable @100 ............................... 7,055 5,833
4 .00% , 10/1/39 , Continuously Callable @100 ............................... 800 742
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 1,000 891
Florida Housing Finance Corp. Revenue , Series 3 , 5 .05% , 7/1/50 , Continuously Callable @100 825 847
Florida Local Government Finance Commission Revenue
Series B-2 , 4 .45% , 11/15/31 , Continuously Callable @100 (a) ................... 1,500 1,529
Series B-3 , 4 .20% , 11/15/30 , Continuously Callable @100 (a) ................... 1,500 1,523
Greater Orlando Aviation Authority Revenue AMT , 5 .50% , 11/1/37 , Continuously Callable
@100 ........................................................... 1,000 1,084
Halifax Hospital Medical Center Revenue , 5 .00% , 6/1/36 , Continuously Callable @100 .... 2,750 2,765
Hillsborough County Aviation Authority Revenue AMT , Series B , 5 .50% , 10/1/49 ,
Continuously Callable @100 ........................................... 1,000 1,072
Lee County IDA Revenue
5 .00% , 11/15/39 , Continuously Callable @103 .............................. 1,500 1,534
Series 2019A-1 , 4 .00% , 4/1/37 , Continuously Callable @100 ................... 5,000 5,008
Series A , 5 .25% , 11/15/44 , Continuously Callable @100 ....................... 2,525 2,635
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/28 , Continuously Callable @100 ......................... 10,000 10,014
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 7,000 7,009
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,610 1,612
Series A , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,255 1,256
Series A , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 2,000 2,002
Miami-Dade County Housing Finance Authority Revenue , Series A , 4 .88% , 3/1/46 ........ 1,250 1,257
Northern Palm Beach County Improvement District Special Assessment , 4 .00% , 8/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,791
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 3,695 3,407
Palm Beach County Health Facilities Authority Revenue
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 6,050 5,441
5 .75% , 11/1/50 , Continuously Callable @100 ............................... 1,000 1,063
Series A , 5 .00% , 11/1/39 , Continuously Callable @100 ........................ 1,150 1,199
Series A , 5 .00% , 11/1/42 , Continuously Callable @100 ........................ 850 869
Series B , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 250 237
Series B , 5 .00% , 11/15/49 , Continuously Callable @103 ....................... 3,000 2,973
Pinellas County IDA Revenue , 5 .00% , 7/1/29 ................................... 600 609
The Lee County School Board Certificate of Participation , Series A , 5 .00% , 8/1/28 ,
Continuously Callable @100 ........................................... 3,750 3,754
228,247
Georgia (1.7%):
Gainesville & Hall County Development Authority Revenue , 5 .63% , 6/1/50 , Continuously
Callable @100 ..................................................... 2,795 2,872
George L Smith II Congress Center Authority Revenue , 4 .00% , 1/1/36 , Continuously Callable
@100 ........................................................... 1,000 994
Georgia Housing & Finance Authority Revenue
Series A , 4 .65% , 12/1/50 , Continuously Callable @100 ........................ 5,000 4,944
Series C , 5 .05% , 12/1/45 , Continuously Callable @100 ........................ 1,750 1,791
Series C , 4 .55% , 12/1/49 , Continuously Callable @100 ........................ 5,000 5,001
Series E , 5 .13% , 12/1/45 , Continuously Callable @100 ........................ 2,145 2,231
Glynn-Brunswick Memorial Hospital Authority Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 1,840 1,784
4 .00% , 8/1/37 , Continuously Callable @100 ............................... 1,500 1,436

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/37 ............................................. $ 3,500 $ 3,820
Series A , 5 .00% , 5/15/38 ............................................. 2,500 2,731
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (b) .............................. 6,000 6,352
Series E-2 , 4 .46% ( SOFR + 170 bps ) , 12/1/53 , (Put Date 6/1/31) (b) (c) .............. 5,000 5,108
Savannah Georgia Convention Center Authority Revenue , Series C , 5 .50% , 6/1/50 ,
Continuously Callable @100 ........................................... 250 269
Savannah Hospital Authority Revenue , Series A , 4 .00% , 7/1/39 , Continuously Callable @100 2,500 2,397
The Burke County Development Authority Revenue , 2 .20% , 10/1/32 , Continuously Callable
@100 ........................................................... 1,850 1,669
The Cobb County Development Authority Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (b) ....................................................... 4,975 4,636
48,035
Guam (0.1%):
Territory of Guam Revenue
Series A , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,500 1,513
Series A , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,017
3,530
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT , Series C , 5 .00% , 7/1/45 , Continuously
Callable @100 ..................................................... 2,500 2,604
Idaho (0.6%):
Idaho Health Facilities Authority Revenue
Series A , 5 .00% , 3/1/35 , Continuously Callable @100 ......................... 5,805 6,063
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 7,520 7,842
Idaho Housing & Finance Association Revenue
Series A , 4 .00% , 7/15/38 , Continuously Callable @100 ........................ 3,000 3,075
Series C , 5 .15% , 7/1/45 , Continuously Callable @100 ......................... 750 771
17,751
Illinois (14.1%):
Champaign County Community Unit School District No. 4, GO
4 .00% , 6/1/34 , Continuously Callable @100 ............................... 1,000 1,033
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,290 1,332
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 1,575 1,612
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .50% , 4/1/43 ,
Continuously Callable @100 ........................................... 5,000 5,257
Chicago Board of Education, GO
Series A , 12/1/25 (d) ................................................. 1,600 1,599
Series A , 12/1/26 (d) ................................................. 3,700 3,541
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,700 4,535
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 7,965 7,417
Series A , 5 .75% , 12/1/50 , Continuously Callable @100 ........................ 2,855 2,792
Series B , 4 .00% , 12/1/40 , Continuously Callable @100 ........................ 21,900 18,230
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 8,710 7,320
Series B , 6 .00% , 12/1/44 , Continuously Callable @100 ........................ 1,000 1,023
Series C , 6 .00% , 12/1/44 , Continuously Callable @100 ........................ 3,670 3,753
Chicago Midway International Airport Revenue , Series B , 4 .00% , 1/1/35 , Continuously
Callable @100 ..................................................... 3,000 3,003
Chicago O'Hare International Airport Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,000 2,044
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,000 1,009
Chicago O'Hare International Airport Revenue AMT
Series A , 5 .25% , 1/1/48 , Continuously Callable @100 ......................... 12,500 13,004
Series C , 5 .25% , 1/1/45 , Continuously Callable @100 ......................... 1,600 1,696
Series E , 5 .50% , 1/1/48 , Continuously Callable @100 ......................... 3,000 3,193
Chicago Park District, GO
Series F-2 , 4 .00% , 1/1/34 , Continuously Callable @100 ....................... 1,200 1,235
Series F-2 , 4 .00% , 1/1/36 , Continuously Callable @100 ....................... 1,300 1,320
Series F-2 , 5 .00% , 1/1/37 , Continuously Callable @100 ....................... 2,000 2,126
Series F-2 , 4 .00% , 1/1/38 , Continuously Callable @100 ....................... 1,750 1,755
Series F-2 , 5 .00% , 1/1/39 , Continuously Callable @100 ....................... 1,500 1,579
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,178

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Chicago Transit Authority Sales Tax Receipts Fund Revenue , Series A , 4 .00% , 12/1/49 ,
Continuously Callable @100 ........................................... $ 5,005 $ 4,463
Chicago Transit Authority Sales Tax Receipts Fund Revenue (INS - Build America Mutual
Assurance Co.) , Series A , 4 .00% , 12/1/50 , Continuously Callable @100 ............ 6,385 5,882
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 4 .50% , 3/1/43 ,
Continuously Callable @100 ........................................... 1,000 973
City of Chicago Lakeshore East Special Assessment
3 .04% , 12/1/28 (a) .................................................. 270 261
3 .20% , 12/1/29 (a) .................................................. 325 313
3 .29% , 12/1/30 (a) .................................................. 350 336
3 .38% , 12/1/31 (a) .................................................. 373 356
3 .45% , 12/1/32 (a) .................................................. 300 285
City of Chicago Wastewater Transmission Revenue , Series B , 5 .00% , 1/1/35 , Continuously
Callable @100 ..................................................... 8,000 8,109
City of Chicago Waterworks Revenue , 5 .00% , 11/1/36 , Continuously Callable @100 ....... 2,665 2,736
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5 .25% , 11/1/34 , Continuously Callable @100 ............................... 2,105 2,179
5 .25% , 11/1/35 , Continuously Callable @100 ............................... 1,635 1,687
City of Chicago, GO
Series A , 5 .50% , 1/1/41 , Continuously Callable @100 ......................... 1,500 1,538
Series A , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... 3,800 3,614
Series A , 5 .50% , 1/1/49 , Continuously Callable @100 ......................... 2,000 1,948
Series A , 6 .00% , 1/1/50 , Continuously Callable @100 ......................... 3,330 3,428
Series F , 6 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 1,033
City of Galesburg Revenue
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,125 1,044
Series A , 4 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,475 1,270
City of Springfield, GO , 5 .00% , 12/1/30 , Continuously Callable @100 ................. 8,500 8,510
Cook County Community College District No. 508, GO , 5 .00% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,650 1,727
County of Cook Sales Tax Revenue
4 .00% , 11/15/34 , Continuously Callable @100 .............................. 3,750 3,805
5 .00% , 11/15/36 , Continuously Callable @100 .............................. 5,000 5,146
Illinois Educational Facilities Authority Revenue
3 .90% , 11/1/36 , Continuously Callable @102 ............................... 2,220 2,237
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 9,750 9,860
4 .45% , 11/1/36 , Continuously Callable @102 ............................... 4,500 4,589
Illinois Finance Authority Revenue
0.00%, 2/15/27 (f) ................................................... 6,822 205
0.00%, 5/15/31 , Continuously Callable @100 (f) ............................. 602 52
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 3,500 3,529
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 600 642
4 .00% , 12/1/35 , Continuously Callable @100 ............................... 5,000 5,015
0.00%, 5/15/36 , Continuously Callable @100 (f) ............................. 449 39
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 3,000 3,005
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 700 743
2 .45% , 10/1/39 , (Put Date 10/1/29) (b) .................................... 14,000 13,427
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 700 737
4 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 919
5 .75% , 10/1/45 , Continuously Callable @100 (a) ............................. 2,235 2,216
Series A , 4 .00% , 5/15/27 ............................................. 1,270 1,276
Series A , 5 .00% , 5/15/30 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 4 .00% , 10/1/31 , Continuously Callable @100 ........................ 1,000 1,005
Series A , 4 .00% , 10/1/32 , Continuously Callable @100 ........................ 1,000 1,007
Series A , 4 .00% , 10/1/34 , Continuously Callable @100 ........................ 1,000 1,006
Series A , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 3,700 3,703
Series A , 5 .00% , 5/15/35 , Continuously Callable @100 ........................ 1,100 1,101
Series A , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,002
Series A , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 1,000 1,016
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,850 1,626
Series A , 4 .00% , 8/1/40 , Continuously Callable @100 ......................... 3,780 3,273
Series A , 4 .00% , 8/1/41 , Continuously Callable @100 ......................... 1,935 1,657
Series A , 4 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,105 1,765

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 7/15/47 , Continuously Callable @100 ........................ $ 6,500 $ 5,889
Series B , 5 .00% , 10/1/44 , Continuously Callable @100 (a) ...................... 750 738
Series C , 4 .00% , 2/15/36 , Continuously Callable @100 ........................ 3,640 3,663
Series R , 5 .40% , 4/1/27 , Continuously Callable @100 ......................... 760 760
Illinois Housing Development Authority Revenue
Series A , 4 .88% , 4/1/50 , Continuously Callable @100 ......................... 2,000 2,006
Series I , 4 .63% , 4/1/50 , Continuously Callable @100 ......................... 3,000 2,957
Illinois State Toll Highway Authority Revenue
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 5,870 5,879
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 5,600 5,608
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5 .00% , 2/1/35 , Continuously Callable @100 ............................... 5,000 5,015
5 .00% , 2/1/36 , Continuously Callable @100 ............................... 6,000 6,018
Madison County Community Unit School District No. 7, GO (INS - Build America Mutual
Assurance Co.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,210 1,212
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,250 1,251
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 1,000 1,012
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 2,000 2,023
Series A , 5 .00% , 11/1/33 , Continuously Callable @100 ........................ 750 758
Metropolitan Pier & Exposition Authority Revenue
5 .00% , 6/15/42 , Continuously Callable @100 ............................... 2,000 2,072
4 .00% , 12/15/42 , Continuously Callable @100 .............................. 8,000 7,479
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 6/15/26 (d) ................................................. 5,000 4,912
Northern Illinois Municipal Power Agency Revenue
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,800 1,814
Series A , 4 .00% , 12/1/32 , Continuously Callable @100 ........................ 2,100 2,117
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 4,000 4,030
Series A , 4 .00% , 12/1/35 , Continuously Callable @100 ........................ 5,000 5,023
Northern Illinois University Certificate of Participation , 4 .25% , 4/1/44 , Continuously Callable
@100 ........................................................... 1,000 950
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,300 1,221
Series B , 4 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,200 1,217
Series B , 4 .00% , 4/1/39 , Continuously Callable @100 ......................... 1,375 1,351
Regional Transportation Authority Revenue
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 23,160 23,569
Series A , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 11,650 11,856
Sales Tax Securitization Corp. Revenue
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 5,060 5,008
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,750 1,726
Sangamon County School District No. 186, GO (INS - Build America Mutual Assurance Co.) ,
Series B , 5 .00% , 2/1/26 , Continuously Callable @100 ......................... 4,215 4,221
State of Illinois, GO , Series B , 5 .25% , 5/1/43 , Continuously Callable @100 ............. 2,500 2,638
The Board of Trustees of the University of Illinois Revenue , Series A , 4 .00% , 4/1/33 ,
Continuously Callable @100 ........................................... 12,475 12,506
The Illinois Sports Facilities Authority Revenue , 5 .00% , 6/15/30 , Continuously Callable @100 1,025 1,084
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5 .25% , 6/15/30 , Continuously Callable @100 ............................... 3,000 3,004
5 .25% , 6/15/31 , Continuously Callable @100 ............................... 5,000 5,007
5 .25% , 6/15/32 , Continuously Callable @100 ............................... 5,000 5,007
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 1/1/30 , Continuously Callable @100 ......................... 1,500 1,548
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 2,400 2,473
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 2,350 2,418
Series A , 5 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,500 1,538
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 12/1/25 ............................................. 2,010 2,010
Series A , 5 .00% , 12/1/26 ............................................. 2,110 2,151

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.)
5 .00% , 3/1/34 , Continuously Callable @100 ............................... $ 2,992 $ 3,001
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,250 1,251
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.) , 4 .00% , 1/1/34 , Continuously Callable @100 ........... 650 664
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured
Guaranty Municipal Corp.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,835 1,837
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,925 1,927
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 2,025 2,027
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 6,000 6,004
404,332
Indiana (3.2%):
Hammond Multi-School Building Corp. Revenue
5 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,165 1,200
5 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,000 1,029
5 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,250 1,284
5 .00% , 7/15/38 , Continuously Callable @100 ............................... 3,000 3,085
Indiana Bond Bank Revenue
1/15/30 , Continuously Callable @97 (d) ................................... 740 622
7/15/30 , Continuously Callable @96 (d) ................................... 750 617
7/15/31 , Continuously Callable @93 (d) ................................... 1,490 1,172
7/15/32 , Continuously Callable @91 (d) ................................... 1,400 1,051
Indiana Finance Authority Revenue
1 .40% , 8/1/29 , Continuously Callable @100 ............................... 7,000 6,439
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,250 1,264
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,500 1,516
5 .00% , 11/15/33 , Continuously Callable @103 .............................. 2,000 2,062
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,210 1,195
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 1,255 1,224
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,660 3,572
4 .00% , 4/1/37 , Continuously Callable @100 ............................... 1,310 1,259
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 2,045 1,937
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 4,030 3,806
5 .00% , 11/15/38 , Continuously Callable @103 .............................. 3,000 3,009
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 1,625 1,514
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 3,605 3,351
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 2,215 2,030
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 2,305 2,078
4 .00% , 4/1/42 , Continuously Callable @100 ............................... 2,400 2,129
4 .25% , 3/1/49 , Continuously Callable @100 ............................... 1,625 1,496
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 2,240 2,309
Series A , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 8,400 7,574
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 11,240 11,424
Series A , 5 .00% , 6/1/43 , Continuously Callable @100 ......................... 855 873
Series A , 4 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,505 1,323
Series A , 4 .25% , 7/1/44 , Continuously Callable @100 ......................... 1,965 1,782
Indiana Housing & Community Development Authority Revenue
Series A-1 , 4 .65% , 7/1/50 , Continuously Callable @100 ....................... 2,500 2,467
Series B-1 , 5 .00% , 7/1/50 , Continuously Callable @100 ....................... 1,500 1,529
Series D-1 , 4 .70% , 7/1/49 , Continuously Callable @100 ....................... 1,500 1,489
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/35 , Continuously Callable @100 6,500 6,505
Terre Haute Sanitary District Revenue , 4 .38% , 1/1/49 , Continuously Callable @100 ....... 5,000 4,866
92,082
Iowa (0.9%):
Iowa Finance Authority Revenue
Series A , 4 .70% , 7/1/50 , Continuously Callable @100 ......................... 3,000 3,010
Series E , 4 .00% , 8/15/35 , Continuously Callable @100 ........................ 5,425 5,432
Series E , 4 .00% , 8/15/36 , Continuously Callable @100 ........................ 15,105 15,132
Iowa Higher Education Loan Authority Revenue , 4 .75% , 10/1/42 , Continuously Callable @100 1,500 1,504
Iowa Tobacco Settlement Authority Revenue
Series A-2 , 4 .00% , 6/1/38 , Continuously Callable @100 ....................... 270 268

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A-2 , 4 .00% , 6/1/39 , Continuously Callable @100 ....................... $ 300 $ 294
Series A-2 , 4 .00% , 6/1/40 , Continuously Callable @100 ....................... 200 194
25,834
Kansas (0.1%):
City of Manhattan Revenue , Series A , 4 .00% , 6/1/36 , Continuously Callable @103 ........ 1,640 1,527
Kentucky (1.8%):
City of Ashland Revenue
4 .00% , 2/1/35 , Continuously Callable @100 ............................... 470 475
4 .00% , 2/1/37 , Continuously Callable @100 ............................... 1,115 1,103
Series A , 4 .00% , 2/1/36 , Continuously Callable @100 ......................... 2,410 2,390
County of Trimble Revenue , 3 .75% , 6/1/33 , Continuously Callable @100 ............... 15,000 15,104
Kenton County Airport Board Revenue AMT , Series A , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 5,000 5,175
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/26 ............................................. 1,485 1,483
Series A , 5 .00% , 5/15/31 , Continuously Callable @100 ........................ 3,205 3,103
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 480 485
Kentucky Municipal Power Agency Revenue , Series A , 3 .45% , 9/1/42 , (Put Date 3/1/26) (b) . 7,000 6,997
Kentucky Public Energy Authority Revenue
Series A-2 , 3 .96% ( SOFR + 120 bps ) , 8/1/52 , (Put Date 8/1/30) (b) (c) ............... 7,500 7,500
Series B , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,815 1,896
Kentucky State Property & Building Commission Revenue
Series A , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 2,000 2,007
Series A , 5 .00% , 2/1/33 , Continuously Callable @100 ......................... 2,250 2,258
Series A , 4 .00% , 11/1/36 , Continuously Callable @100 ........................ 2,000 2,041
Series A , 4 .00% , 11/1/38 , Continuously Callable @100 ........................ 500 503
52,520
Louisiana (3.3%):
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,515 1,517
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,500 1,502
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,510 1,512
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 5,330 5,338
Series B , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,125 5,132
Series C , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,000 1,044
Series C , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,092
Louisiana Housing Corp. Revenue , Series A , 4 .60% , 12/1/50 , Continuously Callable @100 .. 1,000 972
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 10,000 9,797
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 8,940 8,945
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,975 3,030
5 .00% , 5/15/34 , Pre-refunded 5/15/26 @ 100 ............................... 25 25
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 13,465 13,472
4 .00% , 5/15/35 , Pre-refunded 5/15/26 @ 100 ............................... 35 35
4 .00% , 5/15/35 , Continuously Callable @100 ............................... 3,465 3,478
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,034
4 .00% , 5/15/36 , Pre-refunded 5/15/26 @ 100 ............................... 15 15
4 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,485 1,492
5 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,560 1,585
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 640 647
5 .25% , 10/1/48 , Continuously Callable @100 ............................... 1,195 1,204
Series A , 4 .00% , 12/15/32 , Continuously Callable @100 ....................... 2,430 2,451
Series A , 4 .00% , 12/15/32 , Pre-refunded 12/15/26 @ 100 ...................... 305 310
Series A , 4 .00% , 12/15/33 , Continuously Callable @100 ....................... 3,095 3,113
Series A , 5 .25% , 5/15/50 , Continuously Callable @100 ........................ 2,000 2,103
Louisiana State University & Agricultural & Mechanical College Revenue
Series A , 4 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,000 1,005
Series A , 4 .00% , 7/1/32 , Continuously Callable @100 ......................... 1,000 1,004
Series A , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,004
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
10/1/37 , Continuously Callable @100 .................................... 2,000 2,098

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... $ 3,000 $ 3,098
Port New Orleans Board of Commissioners Revenue AMT , Series B , 5 .50% , 4/1/51 ,
Continuously Callable @100 ........................................... 500 533
St. John the Baptist Parish School District No. 1, GO , 5 .25% , 3/1/43 , Continuously Callable
@100 ........................................................... 5,000 5,267
Tangipahoa Parish Hospital Service District No. 1 Revenue
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 2,375 2,374
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 2,330 2,306
4 .00% , 2/1/41 , Continuously Callable @100 ............................... 1,500 1,449
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 1,500 1,429
94,412
Maine (0.2%):
Maine State Housing Authority Revenue
Series A , 4 .65% , 11/15/50 , Continuously Callable @100 ....................... 2,500 2,426
Series C , 5 .10% , 11/15/45 , Continuously Callable @100 ....................... 2,000 2,071
4,497
Maryland (1.8%):
City of Gaithersburg Revenue
Series A , 5 .00% , 1/1/33 , Continuously Callable @102 ......................... 3,000 3,063
Series A , 5 .00% , 1/1/36 , Continuously Callable @102 ......................... 1,000 1,021
Howard County Housing Commission Revenue , Series A , 1 .60% , 6/1/29 , Continuously
Callable @100 ..................................................... 3,000 2,809
Maryland Economic Development Corp. Revenue
5 .00% , 10/1/50 , Continuously Callable @100 ............................... 4,000 4,125
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,250 1,298
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,038
Series A , 5 .00% , 6/1/32 , Continuously Callable @100 ......................... 1,000 1,036
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,000 2,062
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,190 3,265
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 6,505 6,650
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,500 2,552
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 865 839
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,500 1,497
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,585 1,564
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 1,645 1,603
5 .25% , 7/1/50 , Continuously Callable @100 ............................... 2,000 2,077
Series A , 5 .50% , 1/1/29 , Continuously Callable @100 ......................... 1,415 1,442
Series A , 5 .50% , 1/1/30 , Continuously Callable @100 ......................... 1,750 1,781
Series A , 5 .50% , 1/1/31 , Continuously Callable @100 ......................... 1,585 1,611
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,007
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 1,006
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 1,310 1,318
Series A , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 5,000 5,059
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,006
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/49 ,
Continuously Callable @100 ........................................... 2,000 2,084
52,813
Massachusetts (1.7%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,250 1,262
5 .00% , 4/15/33 , Continuously Callable @100 ............................... 2,155 2,157
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,250 1,260
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 1,000 1,005
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 895 910
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,215 1,231
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 800 851
5 .00% , 10/1/37 , Continuously Callable @102 (a) ............................. 1,000 1,005
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 600 636
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 335 339
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 1,010 944
6 .00% , 9/1/45 , Continuously Callable @100 ............................... 500 530

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .25% , 7/1/50 , Continuously Callable @103 ............................... $ 1,000 $ 1,014
6 .00% , 7/1/50 , Continuously Callable @100 ............................... 1,120 1,189
6 .00% , 9/1/50 , Continuously Callable @100 ............................... 500 519
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 450 455
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 645 651
Series A , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 535 540
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 700 706
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 735 740
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,000 1,006
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,026
Series A , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 1,010
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,250 2,262
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 (a) ....................... 1,000 987
Series A , 5 .50% , 8/15/50 , Continuously Callable @100 ........................ 1,000 1,047
Series B , 4 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,300 2,141
Series B , 4 .00% , 6/1/41 , Continuously Callable @100 ......................... 2,750 2,347
Series E , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,105 2,110
Series F , 5 .50% , 10/1/45 , Continuously Callable @100 ........................ 1,000 1,034
Series I , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,016
Series I , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,675 1,688
Series J2 , 5 .00% , 7/1/43 , Continuously Callable @100 ........................ 10,000 10,217
Massachusetts Housing Finance Agency Revenue , Series 242 , 4 .75% , 12/1/50 , Continuously
Callable @100 ..................................................... 2,000 2,001
49,836
Michigan (2.3%):
Flint Hospital Building Authority Revenue
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,525 2,486
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,620 2,569
4 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,730 2,661
4 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,635 1,581
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,855 1,739
Great Lakes Water Authority Water Supply System Revenue , Series D , 4 .00% , 7/1/32 ,
Continuously Callable @100 ........................................... 13,560 13,626
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 5/1/32 , Continuously Callable @100 ............................... 2,775 2,791
5 .00% , 5/1/33 , Continuously Callable @100 ............................... 2,875 2,890
5 .00% , 5/1/34 , Continuously Callable @100 ............................... 2,965 2,980
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 3,065 3,079
5 .00% , 5/1/36 , Continuously Callable @100 ............................... 2,770 2,782
Michigan Finance Authority Revenue
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 1,000 1,048
5 .00% , 11/1/35 , Continuously Callable @100 ............................... 1,000 1,048
4 .00% , 11/15/35 , Continuously Callable @100 .............................. 6,000 6,001
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,000 1,048
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 981
5 .00% , 11/1/37 , Continuously Callable @100 ............................... 1,250 1,309
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,125 1,288
5 .38% , 11/1/43 , Continuously Callable @100 ............................... 3,530 3,691
Michigan State Housing Development Authority Revenue
Series A , 4 .95% , 12/1/50 , Continuously Callable @100 ........................ 2,000 2,024
Series A-1 , 5 .15% , 10/1/45 , Continuously Callable @100 ...................... 2,000 2,078
Series C , 5 .00% , 6/1/46 , Continuously Callable @100 ......................... 1,500 1,521
Series D , 4 .45% , 12/1/49 , Continuously Callable @100 ........................ 3,500 3,420
Summit Academy North Revenue , 4 .00% , 11/1/41 , Continuously Callable @103 ......... 2,870 2,441
67,082
Minnesota (0.3%):
City of Minneapolis Revenue , Series A , 5 .00% , 11/15/36 , Continuously Callable @100 ..... 5,000 5,157
Minneapolis-St. Paul Metropolitan Airports Commission Revenue AMT , Series B , 5 .25% ,
1/1/44 , Continuously Callable @100 ..................................... 3,000 3,175
8,332
Mississippi (0.9%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 6,000 6,001

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Mississippi Business Finance Corp. Revenue AMT , Series A , 4 .38% , 2/1/48 , (Put Date
8/2/27) (a) (b) ...................................................... $ 2,750 $ 2,749
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
9/1/30 , Continuously Callable @100 ..................................... 3,995 3,996
Mississippi Home Corp. Revenue , Series A , 4 .90% , 12/1/50 , Continuously Callable @100 ... 3,000 3,047
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,240 2,271
Series A , 4 .00% , 1/1/37 , Continuously Callable @100 ......................... 2,260 2,276
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,850 1,838
Series A , 4 .00% , 1/1/40 , Continuously Callable @100 ......................... 2,675 2,621
24,799
Missouri (1.7%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/32 , Continuously Callable @100 ............................... 500 510
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 761
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 750 747
Series A , 6 .00% , 3/1/33 , Continuously Callable @101 ......................... 1,620 1,629
Health & Educational Facilities Authority of the State of Missouri Revenue
0.00%, 5/15/32 , Continuously Callable @103 (f) ............................. 499 43
0.00%, 5/15/36 , Continuously Callable @103 (f) ............................. 1,465 126
Series A , 5 .00% , 2/1/29 , Continuously Callable @103 ......................... 1,000 1,022
Series A , 5 .00% , 2/1/34 , Continuously Callable @103 ......................... 2,000 2,038
Missouri Development Finance Board Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 4,215 4,218
Missouri Housing Development Commission Revenue
Series A , 4 .63% , 11/1/50 , Continuously Callable @100 ........................ 4,555 4,555
Series C , 4 .95% , 11/1/50 , Continuously Callable @100 ........................ 3,000 3,051
Series D , 5 .05% , 11/1/45 , Continuously Callable @100 ........................ 2,000 2,074
Missouri State Environmental Improvement & Energy Resources Authority Revenue , Series
A-R , 2 .90% , 9/1/33 , Continuously Callable @102 ........................... 25,000 23,078
St. Louis County IDA Revenue , Series A , 5 .50% , 9/1/33 , Continuously Callable @100 ..... 2,315 2,317
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @101 ..... 1,640 1,648
48,818
Montana (0.0%):(g)
Montana Board of Housing Revenue , Series A , 4 .85% , 12/1/50 , Continuously Callable @100 1,400 1,410
Nebraska (0.6%):
Central Plains Energy Project Revenue , Series A , 5 .00% , 9/1/37 ...................... 3,210 3,462
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
Series S , 4 .00% , 1/1/35 , Continuously Callable @102 ......................... 795 804
Series S , 4 .00% , 1/1/36 , Continuously Callable @102 ......................... 1,240 1,250
Series S , 4 .00% , 1/1/38 , Continuously Callable @102 ......................... 2,595 2,598
Series S , 4 .00% , 1/1/39 , Continuously Callable @102 ......................... 1,800 1,783
Nebraska Investment Finance Authority Revenue
Series A , 4 .60% , 9/1/50 , Continuously Callable @100 ......................... 1,000 979
Series C , 5 .05% , 9/1/45 , Continuously Callable @100 ......................... 2,000 2,082
Series G , 4 .55% , 9/1/44 , Continuously Callable @100 ........................ 1,000 1,002
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/49 , Continuously Callable @100 .... 1,750 1,833
15,793
Nevada (1.1%):
Carson City Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 620 637
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,000 1,025
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 1,000 1,022
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,950 1,981
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 2,775 2,753
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,870 1,915
4 .00% , 6/1/37 , Continuously Callable @100 ............................... 7,345 7,437
4 .00% , 6/1/38 , Continuously Callable @100 ............................... 6,135 6,173
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,010
Series C , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 4,560 4,583

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... $ 2,700 $ 2,807
Sparks Tourism Improvement District No. 1 Revenue , Series A , 2 .75% , 6/15/28 (a) ........ 400 399
32,742
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/41 , Continuously Callable @103 ............................... 5,100 4,711
5 .75% , 8/1/45 , Continuously Callable @100 ............................... 2,000 2,059
Series A , 5 .00% , 11/1/49 , Continuously Callable @100 ........................ 3,000 3,099
Series A , 5 .50% , 6/1/50 , Continuously Callable @100 ......................... 1,500 1,580
New Hampshire Health and Education Facilities Authority Act Revenue
5 .50% , 8/1/50 , Continuously Callable @100 ............................... 1,000 1,082
Series A , 5 .00% , 8/1/37 , Continuously Callable @100 ......................... 1,500 1,549
New Hampshire Housing Finance Authority Revenue , Series C , 4 .63% , 7/1/48 , Continuously
Callable @100 ..................................................... 2,000 1,979
16,059
New Jersey (2.2%):
Casino Reinvestment Development Authority, Inc. Revenue , Series A , 4 .00% , 11/1/44 ,
Continuously Callable @100 ........................................... 1,000 938
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,660 1,692
Series B , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 1,250 1,272
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 630 643
Series A , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 750 763
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .00% ,
11/15/42 , Continuously Callable @100 ................................... 1,000 1,083
Essex County Improvement Authority Revenue , 4 .00% , 6/15/38 , Continuously Callable @100 550 540
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 2,000 2,022
New Jersey Economic Development Authority Revenue
4 .00% , 11/1/38 , Continuously Callable @100 ............................... 1,500 1,512
4 .00% , 11/1/39 , Continuously Callable @100 ............................... 2,000 2,004
Series A , 3 .13% , 7/1/29 , Continuously Callable @100 ......................... 665 653
Series A , 3 .38% , 7/1/30 , Continuously Callable @100 ......................... 1,000 985
New Jersey Educational Facilities Authority Revenue
Series F , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 150 151
Series F , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 260 261
Series F , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 975 979
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 3,000 3,073
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 3,350 3,428
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,800 1,810
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/33 , Continuously Callable @100 ............................... 2,000 2,082
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 2,000 2,079
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,620 2,717
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 5 .00% , 7/1/27 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,500 1,502
New Jersey Housing & Mortgage Finance Agency Revenue , Series M , 5 .05% , 10/1/45 ,
Continuously Callable @100 ........................................... 1,130 1,182
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/38 (d) ................................................ 11,405 6,941
Series AA , 4 .25% , 6/15/44 , Continuously Callable @100 ...................... 1,000 994
Series CC , 4 .13% , 6/15/50 , Continuously Callable @100 ...................... 3,000 2,808
New Jersey Turnpike Authority Revenue , Series B , 4 .00% , 1/1/35 , Continuously Callable
@100 ........................................................... 3,500 3,564
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/29 , Continuously Callable @100 ............................... 500 504
4 .00% , 12/1/30 , Continuously Callable @100 ............................... 750 755

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 12/1/31 , Continuously Callable @100 ............................... $ 500 $ 503
South Jersey Transportation Authority Revenue
4 .50% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,019
Series A , 4 .00% , 11/1/40 , Continuously Callable @100 ........................ 4,300 4,229
The Passaic County Improvement Authority Revenue , 5 .25% , 7/1/43 , Continuously Callable
@100 ........................................................... 665 685
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .00% , 6/1/36 , Continuously Callable
@100 ........................................................... 5,000 5,134
62,509
New Mexico (0.6%):
City of Farmington Revenue , Series B , 2 .15% , 4/1/33 , Continuously Callable @101 ....... 10,000 8,632
City of Santa Fe Revenue
Series A , 5 .00% , 5/15/34 , Continuously Callable @103 ........................ 575 584
Series A , 5 .00% , 5/15/39 , Continuously Callable @103 ........................ 480 481
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/39 ,
Continuously Callable @102 ........................................... 1,075 1,038
New Mexico Mortgage Finance Authority Revenue , Series A , 4 .70% , 9/1/50 , Continuously
Callable @100 ..................................................... 4,985 4,997
Village of Los Ranchos de Albuquerque Revenue
4 .00% , 9/1/35 , Continuously Callable @100 ............................... 300 307
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,200 1,190
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .00% ,
5/1/33 , Continuously Callable @103 (a) ................................... 600 586
17,815
New York (4.6%):
Allegany County Capital Resource Corp. Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,390 1,402
Series A , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,500 1,435
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 1,925 1,749
Buffalo & Erie County Industrial Land Development Corp. Revenue , 6 .25% , 5/1/45 ,
Continuously Callable @100 ........................................... 2,000 2,280
Build NYC Resource Corp. Revenue
4 .50% , 6/15/43 , Continuously Callable @100 ............................... 700 642
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 500 504
Series A , 6 .75% , 4/15/43 , Continuously Callable @100 (a) ...................... 1,810 1,885
Series A , 5 .38% , 12/1/46 , Continuously Callable @100 ........................ 500 536
Series A , 5 .25% , 10/15/50 , Continuously Callable @100 (a) ..................... 3,000 2,957
Build NYC Resource Corp. Revenue AMT , 5 .50% , 7/1/50 , Continuously Callable @100 .... 500 515
City of Cortland, GO , 4 .50% , 5/15/26 ........................................ 2,500 2,511
Empire State Development Corp. Revenue
Series A , 4 .00% , 3/15/39 , Continuously Callable @100 ........................ 5,000 5,084
Series E-2 , 4 .00% , 3/15/39 , Continuously Callable @100 ...................... 5,785 5,824
Metropolitan Transportation Authority Revenue
Series A , 4 .63% , 11/15/50 , Continuously Callable @100 ....................... 665 658
Series C-1 , 4 .00% , 11/15/35 , Continuously Callable @100 ..................... 9,040 9,082
Series C-1 , 5 .00% , 11/15/36 , Continuously Callable @100 ..................... 3,705 3,755
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2 , 3 .56% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (b) (c) ................. 3,000 3,000
Series A-1 , 4 .00% , 11/15/41 , Continuously Callable @100 ..................... 9,820 9,686
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,200 1,176
4 .00% , 12/1/39 , Continuously Callable @100 ............................... 1,200 1,157
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,018
New York City Housing Development Corp. Revenue , Series A-1 , 4 .75% , 11/1/50 ,
Continuously Callable @100 ........................................... 1,500 1,505
New York City Transitional Finance Authority Future Tax Secured Revenue , 4 .00% , 11/1/38 ,
Continuously Callable @100 ........................................... 1,250 1,268
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 3,350 3,107
Series 1 , 5 .00% , 11/15/44 , Continuously Callable @100 (a) ..................... 3,000 2,961
Series A , 2 .10% , 11/15/32 , Continuously Callable @100 ....................... 6,730 6,017
Series A , 2 .20% , 11/15/33 , Continuously Callable @100 ....................... 9,000 7,965

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
New York State Dormitory Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 (a) ............................. $ 600 $ 602
6 .00% , 7/1/40 , Continuously Callable @100 (a) ............................. 3,180 3,107
Series A , 4 .00% , 9/1/36 , Continuously Callable @100 ......................... 500 477
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 350 331
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,250 1,161
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 750 681
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 21,605 21,657
Series A , 4 .25% , 7/1/50 , Continuously Callable @100 ......................... 1,250 1,134
Series A , 5 .13% , 11/15/50 , Continuously Callable @103 ....................... 1,000 1,011
Series A-1 , 4 .00% , 7/1/40 , Continuously Callable @100 ....................... 4,535 4,564
Series A-1 , 5 .50% , 7/1/50 , Continuously Callable @100 ....................... 250 269
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/27 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 5 .00% , 10/1/28 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,300 1,301
New York Transportation Development Corp. Revenue AMT , 6 .00% , 6/30/44 , Continuously
Callable @100 ..................................................... 500 545
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .25% , 6/30/42 , Continuously Callable @100 ............................... 4,565 4,432
Onondaga Civic Development Corp. Revenue , 5 .13% , 8/1/44 , Continuously Callable @100 .. 500 437
Saratoga County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/28 , Continuously
Callable @100 ..................................................... 790 791
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 266 , 4 .65% ,
10/1/50 , Continuously Callable @100 .................................... 2,500 2,463
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/50 , Continuously Callable
@100 ........................................................... 500 513
Town of Oyster Bay, GO , 4 .00% , 2/15/26 ...................................... 3,000 3,009
Westchester County Local Development Corp. Revenue , 5 .00% , 7/1/38 , Continuously Callable
@100 ........................................................... 750 810
130,976
North Carolina (0.5%):
Nash Health Care Systems Revenue , 5 .75% , 2/1/50 , Continuously Callable @100 ......... 500 542
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/40 , Continuously Callable @103 ............................... 1,050 1,026
4 .50% , 12/1/44 , Continuously Callable @100 ............................... 8,000 7,602
5 .00% , 10/1/45 , Continuously Callable @103 ............................... 1,000 929
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 3,050 2,762
Series A , 4 .00% , 10/1/40 , Continuously Callable @103 ........................ 600 565
Series A , 5 .00% , 10/1/45 , Continuously Callable @103 ........................ 1,800 1,801
15,227
North Dakota (0.6%):
City of Grand Forks Revenue
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 2,475 2,394
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,100 1,033
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,700 1,548
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 1,750 1,578
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 350 369
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 695 728
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 4,500 4,311
North Dakota Housing Finance Agency Revenue
Series A , 5 .00% , 7/1/50 , Continuously Callable @100 ......................... 1,500 1,535
Series D , 4 .65% , 7/1/49 , Continuously Callable @100 ........................ 3,000 2,977
16,473
Ohio (4.3%):
Akron Bath Copley Joint Township Hospital District Revenue
4 .00% , 11/15/36 , Pre-refunded 11/15/30 @ 100 ............................. 1,000 1,073
4 .00% , 11/15/37 , Pre-refunded 11/15/30 @ 100 ............................. 800 854
4 .00% , 11/15/38 , Pre-refunded 11/15/30 @ 100 ............................. 500 535
City of Centerville Revenue , 5 .25% , 11/1/37 , Continuously Callable @100 .............. 2,250 2,251
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .88% , 1/1/49 , Continuously
Callable @102 (a) ................................................... 640 643

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Columbus Regional Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/50 , Continuously
Callable @100 ..................................................... $ 6,000 $ 6,357
County of Allen Hospital Facilities Revenue
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 7,500 7,401
Series A , 4 .00% , 8/1/36 , Continuously Callable @100 ......................... 5,000 5,032
Series A , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 10,800 10,884
County of Cuyahoga Revenue
4 .00% , 2/15/29 , Continuously Callable @100 ............................... 7,430 7,454
5 .00% , 2/15/37 , Continuously Callable @100 ............................... 4,000 4,003
County of Fayette Revenue , 5 .25% , 12/1/49 , Continuously Callable @100 .............. 2,000 2,102
County of Hamilton Revenue
5 .00% , 1/1/31 , Continuously Callable @100 ............................... 1,350 1,351
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 1,400 1,401
5 .00% , 9/15/39 , Continuously Callable @100 ............................... 1,375 1,410
5 .00% , 9/15/40 , Continuously Callable @100 ............................... 1,100 1,122
5 .50% , 1/1/50 , Continuously Callable @103 ............................... 1,000 1,019
Series A , 5 .50% , 1/1/43 , Continuously Callable @103 ......................... 750 779
Series A , 5 .50% , 8/1/51 , Continuously Callable @100 ......................... 1,500 1,562
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.) , Series B , 12/1/25 (d) 4,365 4,364
County of Hardin Revenue , 5 .25% , 5/1/40 , Continuously Callable @103 ............... 2,000 1,885
County of Montgomery Revenue
3 .00% , 11/15/36 , Continuously Callable @100 .............................. 7,000 6,107
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,200 2,271
5 .25% , 9/1/49 , Continuously Callable @100 ............................... 1,000 1,027
County of Ross Revenue , 5 .00% , 12/1/44 , Continuously Callable @100 ................ 2,405 2,435
County of Warren Revenue , 5 .00% , 7/1/49 , Continuously Callable @100 ............... 2,360 2,381
Ohio Higher Educational Facility Commission Revenue
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 790 807
5 .25% , 5/1/49 , Continuously Callable @100 ............................... 3,000 3,085
Series 2025 , 5 .50% , 10/1/50 , Continuously Callable @100 ..................... 1,735 1,752
Ohio Housing Finance Agency Revenue
Series A , 4 .65% , 9/1/50 , Continuously Callable @100 ......................... 5,000 4,999
Series C , 4 .65% , 9/1/49 , Continuously Callable @100 ......................... 995 1,004
Port of Greater Cincinnati Development Authority Revenue , Series A , 5 .00% , 12/1/50 ,
Continuously Callable @100 ........................................... 1,000 1,014
Southeastern Ohio Port Authority Revenue
5 .50% , 12/1/29 , Continuously Callable @100 ............................... 750 750
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 750 722
State of Ohio Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,260 1,233
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 1,270 1,218
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 612
Series A , 5 .00% , 1/15/34 , Continuously Callable @100 ........................ 7,210 7,224
Series A , 5 .00% , 1/15/35 , Continuously Callable @100 ........................ 6,000 6,010
Series A , 5 .00% , 1/15/36 , Continuously Callable @100 ........................ 3,070 3,075
Series A , 4 .00% , 1/15/38 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 4 .00% , 1/15/40 , Continuously Callable @100 ........................ 1,800 1,753
Summit County Development Finance Authority Revenue , 5 .50% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,580
Village of Bluffton Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,500 1,543
4 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,500 1,515
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,600 1,615
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,795 1,808
122,023
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/33 , Continuously
Callable @100 ..................................................... 4,100 4,188
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 2,000 1,906
Tulsa County Industrial Authority Revenue
5 .00% , 11/15/28 , Continuously Callable @102 .............................. 940 960

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 11/15/30 , Continuously Callable @102 .............................. $ 1,780 $ 1,817
8,871
Oregon (0.2%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/32 , Continuously Callable @102 ....................... 1,000 1,014
Series A , 5 .00% , 11/15/37 , Continuously Callable @102 ....................... 500 503
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 275 290
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 1,750 1,800
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 1,500 1,571
Salem Hospital Facility Authority Revenue , 4 .00% , 5/15/40 , Continuously Callable @103 ... 800 733
5,911
Pennsylvania (9.5%):
Adams County General Authority Revenue , 5 .00% , 8/15/50 , Continuously Callable @100 ... 1,000 1,036
Allegheny County Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/50 , Continuously
Callable @100 ..................................................... 2,000 2,135
Allegheny County Hospital Development Authority Revenue
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 7,315 7,533
Series A , 4 .00% , 7/15/38 , Continuously Callable @100 ........................ 1,500 1,504
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 3,495 3,414
Series A , 5 .00% , 4/1/47 , Continuously Callable @100 ......................... 7,875 7,896
Allegheny County Sanitary Authority Revenue , 4 .00% , 12/1/49 , Continuously Callable @100 1,000 939
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,500 1,514
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,475 1,484
Allentown Commercial and IDA Revenue
5 .75% , 6/15/43 , Continuously Callable @100 ............................... 600 621
5 .00% , 7/1/45 , Continuously Callable @100 (a) ............................. 2,500 2,435
Allentown Neighborhood Improvement Zone Development Authority Revenue , 6 .00% , 5/1/42 ,
Continuously Callable @100 (a) ......................................... 750 798
Bucks County IDA Revenue
5 .00% , 10/1/30 , Continuously Callable @102 ............................... 325 331
5 .00% , 10/1/31 , Continuously Callable @102 ............................... 450 458
5 .00% , 10/1/37 , Continuously Callable @102 ............................... 2,260 2,298
Butler County Hospital Authority Revenue , 5 .00% , 7/1/35 , Continuously Callable @100 .... 1,885 1,885
Chester County IDA Revenue
5 .63% , 10/15/42 , Continuously Callable @100 (a) ............................ 8,875 8,802
4 .25% , 10/1/44 , Continuously Callable @100 (a) ............................. 1,075 980
4 .50% , 10/1/49 , Continuously Callable @100 (a) ............................. 800 727
Series A , 5 .13% , 10/15/37 , Continuously Callable @100 ....................... 2,750 2,650
Chester County IDA Revenue (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
8/1/48 , Continuously Callable @100 ..................................... 10,000 8,813
Clairton Municipal Authority Revenue , Series B , 4 .38% , 12/1/42 , Continuously Callable @100 2,250 2,191
Commonwealth Financing Authority Revenue , Series A , 5 .00% , 6/1/34 , Continuously Callable
@100 ........................................................... 5,000 5,005
Commonwealth of Pennsylvania Certificate of Participation
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,350 1,400
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 750 777
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 800 829
County of Beaver, GO (INS - Build America Mutual Assurance Co.) , 4 .00% , 4/15/30 ,
Continuously Callable @100 ........................................... 4,490 4,584
County of Lehigh Revenue
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 2,000 2,021
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 2,000 2,013
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 2,000 2,006
Cumberland County Municipal Authority Revenue
4 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,250 1,257
4 .00% , 11/1/37 , Continuously Callable @100 ............................... 2,130 2,132
Dauphin County General Authority Revenue
Series A , 4 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,000 2,007
Series A , 4 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,005

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Delaware County Authority Revenue
5 .00% , 10/1/30 .................................................... $ 1,200 $ 1,226
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,220 2,270
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 2,250 2,256
General Authority of Southcentral Pennsylvania Revenue , 5 .25% , 5/1/50 , Continuously
Callable @100 ..................................................... 2,000 2,037
Lancaster Higher Education Authority Revenue , Series A , 5 .00% , 10/1/42 , Continuously
Callable @100 ..................................................... 3,360 3,374
Lancaster Municipal Authority Revenue , Series A , 5 .00% , 5/1/44 , Continuously Callable @103 1,200 1,210
Latrobe IDA Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 250 229
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 250 225
4 .00% , 3/1/46 , Continuously Callable @100 ............................... 750 622
Lehigh County General Purpose Authority Revenue
5 .00% , 2/1/43 , Continuously Callable @100 ............................... 1,520 1,539
5 .00% , 2/1/44 , Continuously Callable @100 ............................... 2,000 2,012
Montgomery County Higher Education & Health Authority Revenue
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 1,750 1,826
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,850 1,930
4 .00% , 9/1/36 , Continuously Callable @100 ............................... 1,100 1,110
4 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,000 1,004
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,750 1,821
4 .00% , 9/1/38 , Continuously Callable @100 ............................... 900 898
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 983
Montgomery County IDA Revenue
5 .00% , 11/1/44 , Continuously Callable @100 ............................... 1,440 1,403
5 .25% , 11/1/49 , Continuously Callable @100 ............................... 1,340 1,312
Northampton County General Purpose Authority Revenue , 4 .00% , 8/15/48 , Continuously
Callable @100 ..................................................... 2,335 2,061
Northeastern Pennsylvania Hospital and Education Authority Revenue , Series A , 5 .00% ,
3/1/37 , Continuously Callable @100 ..................................... 1,525 1,526
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/33 , Continuously Callable @103 ............................... 1,750 1,766
4 .00% , 7/1/41 , Continuously Callable @103 ............................... 1,050 981
Series A-2 , 4 .00% , 5/15/43 , Continuously Callable @100 ...................... 1,125 1,052
Series B-2 , 5 .00% , 7/1/42 , Continuously Callable @103 ....................... 3,000 3,071
Pennsylvania Higher Educational Facilities Authority Revenue , Series B-1 , 4 .25% , 11/1/48 ,
Continuously Callable @100 ........................................... 10,000 9,325
Pennsylvania Housing Finance Agency Revenue
Series 145A , 4 .60% , 10/1/44 , Continuously Callable @100 ..................... 3,000 3,021
Series 146A , 4 .50% , 10/1/44 , Continuously Callable @100 ..................... 3,000 3,009
Series 147A , 4 .70% , 10/1/49 , Continuously Callable @100 ..................... 2,000 1,970
Series 148A , 4 .75% , 10/1/50 , Continuously Callable @100 ..................... 5,000 4,904
Series 149A , 5 .10% , 10/1/45 , Continuously Callable @100 ..................... 2,000 2,066
Pennsylvania Turnpike Commission Revenue
5 .00% , 6/1/36 ..................................................... 8,255 8,255
5 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,000 2,178
Series B , 4 .00% , 6/1/34 , Continuously Callable @100 ......................... 20,000 20,076
Series B , 5 .00% , 12/1/35 ............................................. 2,000 2,000
Philadelphia Housing Authority Revenue , Series A , 5 .25% , 3/1/45 , Continuously Callable
@100 ........................................................... 2,000 2,109
Philadelphia IDA Revenue
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 750 781
5 .00% , 5/1/38 , Continuously Callable @100 ............................... 2,500 2,604
5 .00% , 6/15/40 , Continuously Callable @100 (a) ............................. 900 901
5 .50% , 6/15/43 , Continuously Callable @100 (a) ............................. 1,750 1,729
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 9/1/35 , Continuously Callable @100 ......................... 300 309
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 2,000 2,036
5 .00% , 3/1/37 , Continuously Callable @100 ............................... 1,500 1,527
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,000 1,035

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series E , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ $ 1,600 $ 1,654
Series E , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 750 773
State Public School Building Authority Revenue , Series A , 5 .00% , 6/1/29 , Continuously
Callable @100 ..................................................... 10,000 10,202
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 6,100 6,212
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 13,085 13,185
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 1,000 1,009
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 501 530
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 6,720 6,078
Series B1 , 0.00% , 6/30/44 , Continuously Callable @89 (h) ...................... 3,358 2,346
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,000 1,042
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,000 1,044
Series A , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,040
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,700 1,705
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,600 1,583
Series F , 5 .00% , 9/1/31 , Continuously Callable @100 ......................... 9,895 10,007
Series F , 5 .00% , 9/1/32 , Continuously Callable @100 ......................... 5,000 5,054
Series F , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 3,600 3,636
Series F , 5 .00% , 9/1/34 , Continuously Callable @100 ......................... 4,250 4,290
The School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 4 .00% , 4/1/33 , Continuously Callable @100 ............................. 1,150 1,182
Westmoreland County IDA Revenue , Series A , 4 .00% , 7/1/37 , Continuously Callable @100 . 1,400 1,331
Wilkes-Barre Finance Authority Revenue , 4 .00% , 3/1/42 , Continuously Callable @100 ..... 2,600 2,298
271,260
Rhode Island (0.8%):
Rhode Island Health and Educational Building Corp. Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 575 613
5 .00% , 5/15/41 , Continuously Callable @100 ............................... 625 660
5 .00% , 5/15/42 , Continuously Callable @100 ............................... 750 784
5 .00% , 5/15/43 , Continuously Callable @100 ............................... 675 699
5 .00% , 5/15/44 , Continuously Callable @100 ............................... 750 769
Rhode Island Housing & Mortgage Finance Corp. Revenue
4 .60% , 10/1/44 , Continuously Callable @100 ............................... 3,000 3,033
Series 85-A , 4 .65% , 10/1/50 , Continuously Callable @100 ..................... 3,000 2,944
Rhode Island Turnpike & Bridge Authority Revenue
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 1,350 1,357
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 4,345 4,365
Tobacco Settlement Financing Corp. Revenue
Series A , 5 .00% , 6/1/28 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 6/1/29 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,500 2,502
21,730
South Carolina (1.0%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously
Callable @100 ..................................................... 3,250 3,414
Charleston Housing Authority Revenue , 4 .50% , 9/1/35 , Continuously Callable @100 ...... 2,000 2,080
Lexington County Health Services District, Inc. Revenue
4 .00% , 11/1/31 , Continuously Callable @100 ............................... 1,000 1,013
4 .00% , 11/1/32 , Continuously Callable @100 ............................... 1,000 1,017
Patriots Energy Group Financing Agency Revenue , Series A1 , 5 .25% , 10/1/54 , (Put Date
8/1/31) (b) ........................................................ 3,000 3,251
South Carolina Jobs-Economic Development Authority Revenue
5 .50% , 11/15/44 , Continuously Callable @100 .............................. 500 504
5 .25% , 4/1/51 , Continuously Callable @103 ............................... 500 496
Series C , 5 .63% , 9/1/50 , Continuously Callable @100 ......................... 1,100 1,128
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 9,835 9,899
Series B , 4 .13% , 12/1/44 , Continuously Callable @100 ........................ 1,880 1,793
South Carolina State Housing Finance & Development Authority Revenue
Series A , 4 .65% , 7/1/50 , Continuously Callable @100 ......................... 2,460 2,466

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 5 .00% , 7/1/50 , Continuously Callable @100 ......................... $ 1,000 $ 1,015
28,076
South Dakota (0.3%):
South Dakota Housing Development Authority Revenue
Series A , 4 .70% , 5/1/50 , Continuously Callable @100 ......................... 4,250 4,276
Series C , 5 .00% , 11/1/45 , Continuously Callable @100 ........................ 2,000 2,084
Series C , 4 .70% , 11/1/49 , Continuously Callable @100 ........................ 1,000 1,008
7,368
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 3,500 3,598
Knox County Health Educational & Housing Facility Board Revenue
Series A-1 , 5 .00% , 7/1/39 , Continuously Callable @100 ....................... 450 486
Series A-1 , 5 .00% , 7/1/40 , Continuously Callable @100 ....................... 420 451
Series A-1 , 5 .00% , 7/1/41 , Continuously Callable @100 ....................... 825 879
Series A-1 , 5 .00% , 7/1/42 , Continuously Callable @100 ....................... 1,100 1,162
Series A-1 , 5 .00% , 7/1/43 , Continuously Callable @100 ....................... 550 576
Series A-1 , 5 .00% , 7/1/44 , Continuously Callable @100 ....................... 625 650
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue , 5 .00% , 7/1/40 , Continuously Callable @100 ................... 5,500 5,525
New Memphis Arena Public Building Authority Revenue
4/1/32 , Continuously Callable @98 (d) .................................... 875 666
4/1/33 , Continuously Callable @96 (d) .................................... 625 453
4/1/34 , Continuously Callable @94 (d) .................................... 875 603
4/1/35 , Continuously Callable @92 (d) .................................... 875 571
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .00% , 6/1/44 ,
Continuously Callable @100 (a) ......................................... 1,000 960
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (b) .............. 12,500 13,435
Tennessee Energy Acquisition Corp. Revenue , Series A , 5 .00% , 12/1/35 , Continuously Callable
@100 ........................................................... 1,600 1,740
Tennessee Housing Development Agency Revenue , Series 1A , 5 .00% , 7/1/50 , Continuously
Callable @100 ..................................................... 500 514
32,269
Texas (9.5%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 10,000 9,529
4 .13% , 8/15/49 , Continuously Callable @100 ............................... 4,600 4,328
4 .50% , 8/15/50 , Continuously Callable @100 ............................... 1,250 1,234
Austin Convention Enterprises, Inc. Revenue , Series A , 5 .00% , 1/1/34 , Continuously Callable
@100 ........................................................... 1,105 1,112
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/49 , Continuously Callable @100 .................................... 5,000 4,707
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5 .00% , 12/1/25 .................................................... 2,740 2,740
5 .00% , 12/1/27 , Continuously Callable @100 ............................... 2,990 2,991
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,640 1,640
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,600 1,600
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 1,700 1,700
5 .25% , 12/1/35 , Continuously Callable @100 ............................... 5,150 5,151
Central Texas Regional Mobility Authority Revenue , 1/1/26 (d) ...................... 2,535 2,529
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C , 5 .00% , 2/15/34 , Continuously Callable @100 ........................ 1,500 1,563
Series C , 5 .00% , 2/15/35 , Continuously Callable @100 ........................ 1,500 1,556
Series C , 5 .00% , 2/15/36 , Continuously Callable @100 ........................ 3,100 3,216
Series C , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 3,305 3,428
Series C , 5 .00% , 2/15/38 , Continuously Callable @100 ........................ 4,380 4,544
City of Corpus Christi Utility System Revenue
4 .00% , 7/15/32 , Continuously Callable @100 ............................... 1,800 1,809
4 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,100 1,105
4 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,050 1,055
4 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,000 1,005
City of Galveston Wharves & Terminal Revenue AMT , Series A , 5 .50% , 8/1/41 , Continuously
Callable @100 ..................................................... 500 535

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
City of Houston Airport System Revenue AMT
Series A , 5 .50% , 7/1/45 , Continuously Callable @100 ......................... $ 500 $ 545
Series B , 5 .50% , 7/15/39 , Continuously Callable @100 ........................ 3,000 3,205
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 2,300 2,303
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 5,615 5,620
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 5,345 5,349
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 2,150 2,152
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,575 1,576
City of Laredo Waterworks & Sewer System Revenue
4 .00% , 3/1/32 , Continuously Callable @100 ............................... 740 741
4 .00% , 3/1/33 , Continuously Callable @100 ............................... 1,000 1,002
4 .00% , 3/1/34 , Continuously Callable @100 ............................... 1,000 1,001
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,500 1,502
Clifton Higher Education Finance Corp. Revenue
4 .63% , 4/1/50 , Continuously Callable @100 ............................... 1,800 1,785
Series A , 4 .00% , 8/15/38 , Continuously Callable @100 ........................ 1,085 1,095
Series A , 4 .00% , 8/15/39 , Continuously Callable @100 ........................ 1,130 1,132
Series A , 4 .00% , 8/15/40 , Continuously Callable @100 ........................ 1,180 1,169
Series A , 4 .00% , 8/15/41 , Continuously Callable @100 ........................ 1,225 1,197
Series A , 4 .00% , 8/15/42 , Continuously Callable @100 ........................ 1,035 994
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/33 , Continuously Callable @100 ............................... 2,130 2,190
4 .00% , 8/15/34 , Continuously Callable @100 ............................... 2,275 2,333
4 .00% , 8/15/35 , Continuously Callable @100 ............................... 2,375 2,426
4 .00% , 8/15/36 , Continuously Callable @100 ............................... 3,710 3,762
4 .00% , 8/15/37 , Continuously Callable @100 ............................... 3,860 3,889
4 .00% , 8/15/38 , Continuously Callable @100 ............................... 4,015 4,025
4 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,305 4,271
Series A , 4 .00% , 8/15/32 , Continuously Callable @100 ........................ 1,300 1,306
Dallas Fort Worth International Airport Revenue AMT , Series A-1 , 5 .25% , 11/1/46 ,
Continuously Callable @100 ........................................... 3,000 3,158
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .13% , 2/15/49 , Continuously Callable @100 ............................... 1,000 936
EP Cimarron Ventanas PFC Revenue , 4 .13% , 12/1/39 , Continuously Callable @100 ....... 2,000 1,982
EP Essential Housing WF PFC Revenue , 4 .25% , 12/1/34 , Continuously Callable @100 ..... 1,150 1,168
Grayson County Junior College District, GO , 4 .00% , 2/15/49 , Continuously Callable @100 .. 1,350 1,237
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/28 ,
Continuously Callable @100 ........................................... 890 864
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5 .00% , 3/1/30 , Continuously Callable @100 ............................... 750 751
5 .00% , 3/1/31 , Continuously Callable @100 ............................... 2,030 2,032
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 1,215 1,217
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,380 1,382
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 2,000 2,003
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 1,500 1,502
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 2,680 2,684
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 5,405 5,406
Mesquite Health Facilities Development Corp. Revenue
0.00%, 2/15/26 (f) ................................................... 1,049 12
0.00%, 2/15/35 , Continuously Callable @100 (f) ............................. 364 4
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 (f) ....................... 7,500 7,186
Series B2 , 4 .63% , 10/1/30 , Continuously Callable @100 ....................... 1,000 1,005
Series B3 , 4 .25% , 10/1/30 , Continuously Callable @100 ....................... 1,000 1,009
Newark Higher Education Finance Corp. Revenue
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 1,635 1,637
4 .00% , 4/1/33 , Continuously Callable @100 ............................... 2,000 2,003

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 4/1/34 , Continuously Callable @100 ............................... $ 4,470 $ 4,476
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,650 1,652
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 2,150 2,153
North East Texas Regional Mobility Authority Revenue
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 7,000 7,010
Series B , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 5,485 5,492
North Texas Tollway Authority Revenue
Series A , 4 .00% , 1/1/43 , Continuously Callable @100 ......................... 14,120 13,385
Series A , 4 .00% , 1/1/44 , Continuously Callable @100 ......................... 1,085 1,035
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.) , Series 1 , 1/1/29 (d) . 20,000 18,252
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 2,000 2,020
Series B , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,695 1,707
Port of Port Arthur Navigation District Revenue
Series B , 0 .95% , 4/1/40 (e) ............................................ 8,000 8,000
Series C , 1 .00% , 4/1/40 (e) ............................................ 12,780 12,780
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 700 648
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 1,000 911
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 895 801
5 .25% , 10/1/45 , Continuously Callable @100 ............................... 2,000 2,017
5 .00% , 10/1/50 , Continuously Callable @100 ............................... 1,250 1,180
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/30 , Continuously Callable @100 .............................. 2,145 2,199
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 2,250 2,304
5 .00% , 11/15/32 , Continuously Callable @100 .............................. 2,365 2,419
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,175 2,218
5 .00% , 10/1/44 , Continuously Callable @103 ............................... 2,200 2,234
Texas Department of Housing & Community Affairs Revenue , Series B , 5 .00% , 7/1/50 ,
Continuously Callable @100 ........................................... 600 614
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/30 .......... 9,835 10,513
Texas Private Activity Bond Surface Transportation Corp. Revenue
4 .00% , 6/30/38 , Continuously Callable @100 ............................... 3,300 3,265
4 .00% , 12/31/38 , Continuously Callable @100 .............................. 3,850 3,784
4 .00% , 6/30/39 , Continuously Callable @100 ............................... 2,150 2,099
270,994
Utah (0.0%):(g)
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/36 , Continuously
Callable @103 ..................................................... 1,045 1,012
Vermont (0.5%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/37 , Continuously Callable @103 ............................... 4,190 3,835
Series B , 4 .00% , 5/1/33 , Continuously Callable @103 ......................... 3,950 3,796
Vermont Educational & Health Buildings Financing Agency Revenue
5 .75% , 10/1/43 , Continuously Callable @100 (a) ............................. 3,000 2,989
Series A , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 2,500 2,512
13,132
Virginia (1.3%):
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,175 1,186
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,205 1,210
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 1 .40% , 6/1/63 (a) (e) ................................ 1,700 1,700
Salem Economic Development Authority Revenue
5 .50% , 4/1/45 , Continuously Callable @100 ............................... 530 562
6 .00% , 4/1/50 , Continuously Callable @100 ............................... 235 253
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/33 , Continuously Callable @100 ............................... 750 754
5 .00% , 6/15/34 , Continuously Callable @100 ............................... 2,620 2,634
5 .00% , 6/15/35 , Continuously Callable @100 ............................... 1,930 1,939
Virginia College Building Authority Revenue
4 .00% , 2/1/36 , Continuously Callable @100 ............................... 3,000 3,026
6 .00% , 6/1/50 , Continuously Callable @100 ............................... 1,500 1,606

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Virginia Housing Development Authority Revenue
Series A , 4 .60% , 9/1/50 , Continuously Callable @100 ......................... $ 1,500 $ 1,489
Series D , 4 .65% , 1/1/50 , Continuously Callable @100 ........................ 2,000 1,960
Series E , 4 .63% , 7/1/50 , Continuously Callable @100 ......................... 1,250 1,222
Series H , 4 .63% , 12/1/49 , Continuously Callable @100 ........................ 1,200 1,201
Virginia Small Business Financing Authority Revenue
Series A , 4 .00% , 1/1/37 , Continuously Callable @103 ......................... 500 503
Series A , 4 .00% , 1/1/38 , Continuously Callable @103 ......................... 6,000 6,014
Series A , 4 .00% , 1/1/39 , Continuously Callable @103 ......................... 7,000 6,952
Series A , 4 .50% , 12/1/44 , Continuously Callable @102 ........................ 1,850 1,804
36,015
Washington (1.7%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 8,000 8,281
King County Housing Authority Revenue , 5 .38% , 7/1/45 , Continuously Callable @100 ..... 2,740 2,930
King County Public Hospital District No. 2, GO , 5 .25% , 12/1/45 , Continuously Callable @100 2,500 2,692
Port of Seattle Revenue AMT , Series B , 5 .25% , 7/1/49 , Continuously Callable @100 ...... 4,000 4,167
Skagit County Public Hospital District No. 1 Revenue
5 .50% , 12/1/38 , Continuously Callable @100 ............................... 300 324
5 .50% , 12/1/39 , Continuously Callable @100 ............................... 500 536
5 .50% , 12/1/40 , Continuously Callable @100 ............................... 500 533
5 .50% , 12/1/41 , Continuously Callable @100 ............................... 325 345
5 .50% , 12/1/42 , Continuously Callable @100 ............................... 300 316
5 .50% , 12/1/43 , Continuously Callable @100 ............................... 500 523
5 .50% , 12/1/44 , Continuously Callable @100 ............................... 450 467
Washington Health Care Facilities Authority Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,355 2,407
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 1,775 1,810
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 2,250 2,300
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,125 3,074
4 .00% , 12/1/45 , Continuously Callable @100 (a) ............................. 2,080 1,943
Washington State Housing Finance Commission Revenue
5 .88% , 7/1/43 , Continuously Callable @103 (a) ............................. 1,000 1,081
Series A , 5 .00% , 7/1/38 , Continuously Callable @103 ......................... 1,590 1,666
Series A , 5 .00% , 7/1/43 , Continuously Callable @103 ......................... 4,450 4,495
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 (a) ....................... 1,000 1,015
Series A , 6 .00% , 1/1/46 , Continuously Callable @100 ......................... 5,000 5,009
Series A-1 , 3 .50% , 12/20/35 ........................................... 2,513 2,446
48,360
West Virginia (0.9%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/35 , Continuously Callable @100 ............................... 2,920 2,937
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 2,065 2,071
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,053
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,024
Series A , 5 .00% , 6/1/33 , Continuously Callable @100 ......................... 1,850 1,887
Series A , 5 .00% , 6/1/34 , Continuously Callable @100 ......................... 2,970 3,027
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,405 2,450
Series A , 4 .13% , 6/1/42 , Continuously Callable @100 ......................... 5,000 4,875
Series A , 5 .50% , 6/1/50 , Continuously Callable @100 ......................... 1,000 1,071
Series B , 5 .75% , 9/1/43 , Continuously Callable @100 ......................... 4,000 4,330
25,725
Wisconsin (2.4%):
Public Finance Authority Revenue
4 .00% , 3/1/29 (a) ................................................... 890 876
4 .00% , 6/15/29 , Continuously Callable @100 (a) ............................. 160 158
4 .00% , 9/1/29 , Continuously Callable @103 (a) ............................. 1,020 1,022
4 .00% , 3/1/30 (a) ................................................... 950 928
4 .00% , 3/1/34 , Continuously Callable @100 (a) ............................. 3,520 3,309
5 .00% , 4/1/35 , Continuously Callable @100 ............................... 785 817
5 .25% , 5/15/37 , Continuously Callable @102 (a) ............................. 1,000 1,002
5 .00% , 6/15/39 , Continuously Callable @100 (a) ............................. 410 410
5 .00% , 9/1/39 , Continuously Callable @103 (a) ............................. 2,230 2,260

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 1/1/40 , Continuously Callable @100 ............................... $ 3,500 $ 3,595
5 .00% , 4/1/40 , Continuously Callable @100 (a) ............................. 1,080 1,079
5 .00% , 4/1/40 , Pre-refunded 4/1/30 @ 100 (a) ............................... 95 105
4 .00% , 1/1/42 , Continuously Callable @103 ............................... 1,150 1,104
4 .00% , 4/1/42 , Continuously Callable @100 (a) ............................. 900 784
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 4,185 4,099
6 .63% , 7/1/43 , Continuously Callable @100 (a) ............................. 485 501
5 .00% , 1/1/45 , Continuously Callable @100 ............................... 3,275 3,279
4 .75% , 7/1/45 , Continuously Callable @100 (a) ............................. 300 279
5 .25% , 11/15/50 , Continuously Callable @103 .............................. 1,000 1,015
5 .75% , 12/1/54 , Continuously Callable @100 (a) ............................. 1,000 1,007
Series A , 5 .25% , 10/1/38 , Continuously Callable @100 ........................ 3,250 3,277
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 770 698
Series A , 5 .00% , 11/15/41 , Continuously Callable @103 ....................... 4,680 4,790
Series A , 5 .50% , 7/1/43 , Continuously Callable @100 (a) ....................... 2,000 2,059
Series A , 6 .38% , 7/1/43 , Continuously Callable @103 (a) ....................... 300 312
Series A , 5 .25% , 6/1/45 , Continuously Callable @100 ......................... 370 377
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 2,750 2,462
Series A , 5 .25% , 6/15/50 , Continuously Callable @100 ........................ 750 752
Series A-1 , 4 .00% , 7/1/41 , Continuously Callable @100 (a) ..................... 675 595
Series B , 5 .25% , 6/15/45 , Continuously Callable @100 ........................ 550 560
Series D , 4 .05% , 11/1/30 , Continuously Callable @100 ........................ 1,500 1,501
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .00% , 4/1/44 , Continuously
Callable @100 ..................................................... 1,300 1,235
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/27 ..................................................... 360 361
4 .00% , 1/1/28 , Continuously Callable @103 ............................... 370 369
4 .00% , 1/1/29 , Continuously Callable @103 ............................... 390 387
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 405 400
4 .00% , 1/1/37 , Continuously Callable @103 ............................... 1,460 1,367
4 .00% , 3/15/40 , Continuously Callable @100 ............................... 750 709
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 850 644
Series A , 4 .00% , 11/15/36 , Continuously Callable @100 ....................... 9,830 9,839
Series A , 4 .38% , 11/1/39 , Continuously Callable @100 ........................ 5,000 5,214
Series B , 4 .00% , 9/15/36 , Continuously Callable @103 ........................ 530 515
Series B , 4 .00% , 9/15/41 , Continuously Callable @103 ........................ 510 462
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4 .00% , 2/15/35 , Continuously Callable @100 ............................... 500 516
4 .00% , 2/15/37 , Continuously Callable @100 ............................... 1,000 1,019
68,049
Wyoming (0.0%):(g)
Wyoming Community Development Authority Revenue , Series 1 , 4 .85% , 12/1/50 ,
Continuously Callable @100 ........................................... 1,440 1,448
Total Municipal Bonds (Cost $2,895,617)
a
a
a
2,831,945
Total Investments (Cost $2,895,617) — 99.0% 2,831,945
Other assets in excess of liabilities —  1.0% 28,402
NET ASSETS - 100.00% $ 2,860,347
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$128,596 (thousands) and amounted to 4.5% of net assets.
(b) Put Bond.
(c) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2025.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Amount represents less than 0.05% of net assets.
(h) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
Alabama (10.6%):
Baldwin County IDA Revenue AMT , Series A , 5 .00% , 6/1/55 , (Put Date 6/1/32) (a) (b) ...... $ 1,000 $ 1,021
Black Belt Energy Gas District Revenue
4 .00% , 10/1/52 , (Put Date 12/1/26) (b) .................................... 3,000 3,018
Series A , 5 .00% , 9/1/26 .............................................. 200 202
Series A , 5 .00% , 5/1/27 .............................................. 1,100 1,107
Series A , 5 .00% , 5/1/28 .............................................. 4,075 4,122
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (b) ............................... 2,000 2,064
Series B , 5 .00% , 9/1/26 .............................................. 2,330 2,358
Series B , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 1,825 1,887
Series B , 5 .00% , 10/1/55 , (Put Date 9/1/32) (b) .............................. 3,585 3,872
Series C , 5 .50% , 6/1/26 .............................................. 1,000 1,011
Series C , 5 .00% , 5/1/55 , (Put Date 7/1/31) (b) ............................... 2,000 2,147
Series D , 5 .00% , 11/1/26 ............................................. 1,000 1,014
Series D2 , 4 .16% ( SOFR + 140 bps ) , 7/1/52 , (Put Date 6/1/27) (b) (c) ................ 3,300 3,313
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 8/1/30 ..................................................... 1,275 1,397
Energy Southeast A Cooperative District Revenue
Series B , 5 .00% , 12/1/26 ............................................. 250 254
Series B , 5 .00% , 6/1/27 .............................................. 200 205
Series B , 5 .00% , 12/1/27 ............................................. 250 258
Series B , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 5,000 5,178
Selma Industrial Development Board Revenue , Series A , 3 .45% , 11/1/33 , (Put Date 10/1/31) (b) 4,525 4,558
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 7/1/26 .............................................. 1,755 1,770
Series A , 5 .00% , 11/1/26 .............................................. 2,060 2,080
Series A , 5 .00% , 11/1/27 .............................................. 1,975 2,017
Series A , 5 .00% , 6/1/31 .............................................. 325 347
Series A , 5 .00% , 11/1/33 .............................................. 2,070 2,201
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 3,000 3,183
Series A , 5 .00% , 1/1/56 , (Put Date 6/1/35) (b) ............................... 2,500 2,639
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) (b) ............................... 9,950 10,545
Series C , 5 .00% , 10/1/55 , (Put Date 11/1/32) (b) ............................. 1,500 1,614
The Lower Alabama Gas District Revenue , Series A , 5 .00% , 12/1/33 , Continuously Callable
@100 ........................................................... 2,500 2,634
68,016
Arizona (1.2%):
Arizona IDA Revenue
3 .00% , 12/15/31 , Continuously Callable @100 (a) ............................ 415 385
Series B , 4 .00% , 7/1/31 .............................................. 215 219
Chandler IDA Revenue AMT , 4 .00% , 6/1/49 , (Put Date 6/1/29) (b) .................... 2,500 2,529
Maricopa County IDA Revenue
4 .00% , 7/1/29 (a) ................................................... 725 722
3 .00% , 7/1/31 (a) ................................................... 500 485
Sierra Vista IDA Revenue , 5 .00% , 6/15/34 , Continuously Callable @100 (a) ............. 1,250 1,290
Tempe IDA Revenue
Series A , 4 .00% , 12/1/26 ............................................. 240 241
Series A , 4 .00% , 12/1/27 ............................................. 355 356
Series A , 4 .00% , 12/1/28 ............................................. 365 366
Series A , 4 .00% , 12/1/29 ............................................. 380 380
Series A , 4 .00% , 12/1/30 , Continuously Callable @102 ........................ 495 496
Series A , 4 .00% , 12/1/31 , Continuously Callable @102 ........................ 465 467
7,936
Arkansas (1.2%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/30 ..................................................... 1,180 1,270
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,200 1,289
5 .00% , 9/1/44 , (Put Date 9/1/27) (b) ...................................... 4,000 4,090
Arkansas Development Finance Authority Revenue AMT , 3 .88% , 10/15/65 , (Put Date
10/15/32) (b) ...................................................... 1,000 1,004
7,653

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
California (4.6%):
California Community Choice Financing Authority Revenue
Series B , 5 .00% , 1/1/55 , (Put Date 12/1/32) (b) .............................. $ 4,000 $ 4,202
Series C , 5 .00% , 8/1/55 , (Put Date 10/1/32) (b) .............................. 5,000 5,316
Series G , 5 .00% , 11/1/55 , (Put Date 8/1/32) (b) .............................. 2,500 2,623
California County Tobacco Securitization Agency Revenue , Series A , 5 .00% , 6/1/30 ....... 200 210
California Health Facilities Financing Authority Revenue , Series A , 3 .85% , 11/15/27 ,
Continuously Callable @100 ........................................... 1,500 1,502
California Municipal Finance Authority Revenue AMT
Series A , 3 .45% , 7/1/41 , (Put Date 4/1/26) (b) ............................... 1,125 1,121
Series A , 3 .45% , 10/1/41 , (Put Date 10/2/28) (b) ............................. 1,500 1,500
Series A , 3 .45% , 10/1/45 , (Put Date 3/2/26) (b) .............................. 1,500 1,496
California Pollution Control Financing Authority Revenue AMT
3 .80% , 7/1/43 , (Put Date 2/17/26) (a) (b) ................................... 2,500 2,482
Series A2 , 3 .45% , 11/1/42 , (Put Date 1/15/26) (a) (b) .......................... 2,000 1,998
California School Finance Authority Revenue , 4 .40% , 12/1/26 (a) ..................... 1,000 1,000
City of Los Angeles Department of Airports Revenue AMT , Series F , 5 .00% , 5/15/33 ...... 2,030 2,311
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2024-DBE-8152 , 1 .35% , 7/1/54 (a) (d) ................................ 1,000 1,000
Sierra View Local Health Care District Revenue
5 .00% , 7/1/27 ..................................................... 315 325
5 .00% , 7/1/28 ..................................................... 330 347
5 .00% , 7/1/29 ..................................................... 315 337
5 .00% , 7/1/30 ..................................................... 310 337
Southern California Public Power Authority Revenue , Series A , 5 .00% , 9/1/26 ........... 235 238
University of California Revenue , Series AL-2 , 0 .25% , 5/15/48 (d) .................... 1,100 1,100
29,445
Colorado (0.5%):
Colorado Health Facilities Authority Revenue
Series A , 5 .00% , 8/1/29 .............................................. 500 533
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 1,950 2,087
Southlands Metropolitan District No. 1, GO , Series A-1 , 3 .50% , 12/1/27 ................ 600 596
3,216
Connecticut (2.3%):
City of Bridgeport, GO , Series B , 5 .00% , 8/15/26 ................................ 3,450 3,499
City of New Haven, GO
Series A , 5 .00% , 8/1/26 .............................................. 580 588
Series A , 5 .00% , 8/1/27 .............................................. 1,000 1,035
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 2/1/27 .............................................. 600 615
Series B , 5 .00% , 2/1/28 .............................................. 525 549
Series B , 5 .00% , 2/1/29 .............................................. 550 588
City of West Haven, GO , Series A , 5 .00% , 11/1/27 ............................... 650 674
Connecticut State Health & Educational Facilities Authority Revenue , Series B-2 , 5 .00% ,
7/1/53 , (Put Date 1/1/27) (b) ........................................... 3,000 3,064
Connecticut State Higher Education Supplement Loan Authority Revenue AMT , Series B-2 ,
5 .00% , 11/15/45 , (Put Date 5/14/26) (b) ................................... 2,725 2,741
Stamford Housing Authority Revenue , Series C , 4 .75% , 10/1/32 ..................... 1,500 1,512
14,865
District of Columbia (0.8%):
Deutsche Bank Spears/Lifers Trust Revenue , Series 8178 , 1 .40% , 5/1/30 (a) (d) ........... 5,000 5,000
Florida (3.5%):
Alachua County Health Facilities Authority Revenue
5 .00% , 12/1/37 , (Put Date 12/1/26) (b) .................................... 3,000 3,025
Series B-1 , 4 .00% , 10/1/30 , Continuously Callable @100 ...................... 735 737
Series B-2 , 3 .75% , 10/1/30 , Continuously Callable @100 ...................... 1,000 1,000
Series B-3 , 3 .63% , 10/1/30 , Continuously Callable @100 ...................... 1,390 1,383
Capital Trust Agency, Inc. Revenue , 4 .00% , 8/1/30 ............................... 135 136
Capital Trust Authority Revenue , Series A , 4 .25% , 12/15/34 , Continuously Callable @100 .. 3,000 2,966
City of Pompano Beach Revenue , 3 .50% , 9/1/30 , Continuously Callable @103 ........... 3,590 3,524
City of Venice Revenue
Series B-1 , 4 .63% , 1/1/30 , Continuously Callable @100 (a) ..................... 750 751
Series B-2 , 4 .50% , 1/1/30 , Continuously Callable @100 (a) ..................... 575 575

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
County of Escambia Revenue , Series B , 3 .45% , 11/1/33 , (Put Date 10/1/31) (b) ........... $ 1,500 $ 1,516
Florida Development Finance Corp. Revenue
Series A , 5 .00% , 6/15/27 ............................................. 390 401
Series A , 5 .00% , 6/15/28 , Continuously Callable @100 ........................ 410 420
Series A , 5 .00% , 6/15/29 , Continuously Callable @100 ........................ 360 368
Series A , 5 .00% , 6/15/30 , Continuously Callable @100 ........................ 475 485
Florida Development Finance Corp. Revenue AMT , Series A , 3 .40% , 9/1/50 , (Put Date
9/1/28) (b) ........................................................ 1,000 987
Florida Local Government Finance Commission Revenue
Series B-2 , 4 .45% , 11/15/31 , Continuously Callable @100 (a) ................... 1,500 1,529
Series B-3 , 4 .20% , 11/15/30 , Continuously Callable @100 (a) ................... 1,500 1,523
Lee County IDA Revenue , Series B-1 , 4 .75% , 11/15/29 , Continuously Callable @100 ...... 1,000 1,011
22,337
Georgia (5.5%):
Development Authority of Appling County Revenue , Series GA , 1 .25% , 9/1/29 (d) ........ 1,000 1,000
George L Smith II Congress Center Authority Revenue , 2 .38% , 1/1/31 ................. 1,000 917
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/28 ............................................. 1,000 1,044
Series A , 5 .00% , 5/15/29 ............................................. 1,775 1,884
Series B , 5 .00% , 12/1/52 , (Put Date 6/1/29) (b) .............................. 6,000 6,283
Series C , 5 .00% , 12/1/25 ............................................. 1,000 1,000
Series C , 5 .00% , 12/1/54 , (Put Date 12/1/31) (b) ............................. 12,500 13,403
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (b) .............................. 2,000 2,117
The Burke County Development Authority Revenue , Series 4 , 3 .80% , 10/1/32 , (Put Date
5/21/26) (b) ....................................................... 1,000 1,003
The Burke County Development Authority Revenue (NBGA - Southern Co.) , Series GA ,
1 .00% , 11/1/52 (d) .................................................. 300 300
The Cobb County Development Authority Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (b) ....................................................... 5,000 4,660
The Monroe County Development Authority Revenue , 3 .88% , 6/1/42 , (Put Date 3/6/26) (b) .. 1,500 1,502
35,113
Illinois (8.0%):
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/27 ............................................. 1,400 1,387
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,000 1,007
Chicago Park District, GO
Series F-2 , 5 .00% , 1/1/27 ............................................. 600 613
Series F-2 , 5 .00% , 1/1/28 ............................................. 1,000 1,044
Series F-2 , 5 .00% , 1/1/29 ............................................. 1,000 1,065
Series F-2 , 5 .00% , 1/1/30 ............................................. 1,305 1,414
Series F-2 , 5 .00% , 1/1/31 , Continuously Callable @100 ....................... 2,115 2,281
Series F-2 , 5 .00% , 1/1/32 , Continuously Callable @100 ....................... 1,750 1,884
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
1/1/31 , Continuously Callable @100 ..................................... 750 770
Chicago Transit Authority Capital Grant Receipts Revenue , 5 .00% , 6/1/26 .............. 1,000 1,008
City of Chicago Lakeshore East Special Assessment
2 .53% , 12/1/25 (a) .................................................. 328 328
2 .69% , 12/1/26 (a) .................................................. 305 300
2 .87% , 12/1/27 (a) .................................................. 255 248
City of Chicago Waterworks Revenue
5 .00% , 11/1/26 ..................................................... 1,000 1,018
Series A-1 , 4 .00% , 11/1/26 ............................................ 2,500 2,523
Illinois Development Finance Authority Revenue AMT , Series A , 3 .45% , 11/1/44 , (Put Date
11/2/26) (b) ....................................................... 750 751
Illinois Finance Authority Revenue
5 .00% , 10/1/29 .................................................... 500 525
5 .00% , 10/1/30 .................................................... 250 265
4 .03% ( SOFR + 115 bps ) , 11/1/34 , (Put Date 9/1/28) (b) (c) ....................... 3,380 3,380
Series B , 5 .00% , 10/1/34 (a) ........................................... 900 935
Series B , 3 .49% ( MUNIPSA + 70 bps ) , 5/1/42 , (Put Date 5/1/26) (b) (c) .............. 2,250 2,238
Series B-1 , 5 .00% , 8/15/43 , (Put Date 8/15/30) (b) ............................ 3,000 3,244
La Salle & Bureau Counties Township High School District No. 120, GO , 4 .00% , 12/1/28 ,
Continuously Callable @100 ........................................... 500 500

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Montgomery Christian & Fayette Counties Community Unit School District No. 22, GO ,
4 .00% , 11/1/30 , Continuously Callable @100 ............................... $ 750 $ 750
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5 .00% , 10/1/30 .................................................... 325 352
5 .00% , 10/1/31 , Continuously Callable @100 ............................... 450 491
Series B , 5 .00% , 4/1/30 .............................................. 250 269
Peoria County Community Unit School District No. 323, GO , 4 .00% , 4/1/28 , Continuously
Callable @100 ..................................................... 3,750 3,736
Sales Tax Securitization Corp. Revenue , Series A , 5 .00% , 1/1/30 ..................... 2,000 2,156
State of Illinois, GO , Series C , 5 .00% , 11/1/29 , Continuously Callable @100 ............ 8,985 9,289
The Illinois Sports Facilities Authority Revenue
5 .00% , 6/15/28 .................................................... 1,000 1,046
5 .00% , 6/15/30 .................................................... 1,500 1,597
5 .00% , 6/15/31 .................................................... 575 618
5 .00% , 6/15/32 , Continuously Callable @100 ............................... 480 515
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 4/1/29 ..................................................... 750 771
4 .00% , 4/1/30 ..................................................... 750 776
51,094
Indiana (2.5%):
City of Rockport Revenue , Series A , 3 .70% , 6/1/47 , (Put Date 6/1/29) (b) ............... 2,000 2,037
Indiana Bond Bank Revenue
1/15/27 (e) ........................................................ 1,280 1,240
1/15/28 (e) ........................................................ 1,100 1,036
1/15/29 (e) ........................................................ 565 517
7/15/29 , Continuously Callable @99 (e) ................................... 730 628
Indiana Finance Authority Revenue
5 .00% , 4/1/26 ..................................................... 790 793
5 .00% , 4/1/27 ..................................................... 830 845
5 .00% , 4/1/28 ..................................................... 870 898
5 .00% , 4/1/29 ..................................................... 1,180 1,231
Series C-1 , 4 .13% , 5/15/32 , Continuously Callable @100 ...................... 1,000 1,000
Series C-2 , 3 .75% , 5/15/32 , Continuously Callable @100 ...................... 1,000 979
Indiana Finance Authority Revenue AMT , Series A , 3 .45% , 5/1/28 , (Put Date 3/2/26) (b) .... 3,000 3,000
Indianapolis Local Public Improvement Bond Bank Revenue AMT , Series B2 , 5 .00% , 1/1/33 1,500 1,655
15,859
Iowa (0.1%):
Iowa Student Loan Liquidity Corp. Revenue AMT , Series B , 5 .00% , 12/1/35 ............ 635 689
Kentucky (6.9%):
City of Ashland Revenue
5 .00% , 2/1/28 ..................................................... 1,775 1,845
5 .00% , 2/1/30 ..................................................... 740 795
County of Carroll Revenue , 1 .55% , 9/1/42 , (Put Date 9/1/26) (b) ..................... 5,000 4,901
County of Owen Revenue
Series A , 2 .45% , 6/1/39 , (Put Date 10/1/29) (b) .............................. 10,000 9,625
Series B , 2 .45% , 9/1/39 , (Put Date 10/1/29) (b) .............................. 5,000 4,762
Kentucky Economic Development Finance Authority Revenue , 4 .50% , 10/1/27 , Continuously
Callable @100 ..................................................... 5,000 5,002
Kentucky Public Energy Authority Revenue
Series A , 5 .00% , 5/1/55 , (Put Date 7/1/30) (b) ............................... 1,000 1,059
Series A , 5 .25% , 6/1/55 , (Put Date 12/1/29) (b) .............................. 5,000 5,326
Series B , 5 .00% , 2/1/26 .............................................. 275 276
Series B , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,820 1,901
Series B , 5 .00% , 1/1/55 , (Put Date 8/1/32) (b) ............................... 1,000 1,072
Series C , 4 .00% , 2/1/50 , (Put Date 2/1/28) (b) ............................... 3,370 3,407
Louisville/Jefferson County Metropolitan Government Revenue , Series D , 5 .00% , 10/1/47 , (Put
Date 10/1/29) (b) ................................................... 4,000 4,270
44,241
Louisiana (0.7%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 2 .00% , 6/1/30 , Continuously Callable @100 ................. 1,000 933

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Tangipahoa Parish Hospital Service District No. 1 Revenue , 5 .00% , 2/1/32 , Continuously
Callable @100 ..................................................... $ 3,470 $ 3,749
4,682
Maryland (1.7%):
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/26 .............................................. 2,000 2,017
Series A , 5 .00% , 6/1/27 .............................................. 1,340 1,375
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/28 ..................................................... 1,910 1,992
5 .00% , 7/1/29 ..................................................... 1,130 1,195
5 .00% , 7/1/30 ..................................................... 1,000 1,070
Town of Chestertown Revenue
Series A , 5 .00% , 3/1/31 .............................................. 1,475 1,534
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,550 1,611
10,794
Massachusetts (1.3%):
Massachusetts Development Finance Agency Revenue
5 .25% , 9/1/26 ..................................................... 875 884
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,425 1,476
Series B , 5 .00% , 8/15/55 , (Put Date 8/15/31) (b) ............................. 1,000 1,084
Series S , 5 .00% , 7/15/26 , ETM ......................................... 310 314
Series S , 5 .00% , 7/15/28 , ETM ......................................... 340 358
Series S , 5 .00% , 7/15/30 , ETM ......................................... 640 699
Series T1 , 3 .39% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) (a) (b) (c) .......... 2,500 2,496
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 5 .00% , 10/1/30 ........................................ 975 1,079
8,390
Michigan (2.1%):
Flint Hospital Building Authority Revenue
5 .00% , 7/1/29 ..................................................... 1,995 2,060
5 .00% , 7/1/30 ..................................................... 2,290 2,373
Michigan Finance Authority Revenue
4 .00% , 2/1/27 ..................................................... 95 95
4 .00% , 2/1/32 ..................................................... 285 288
Michigan Strategic Fund Revenue AMT , 4 .13% , 8/1/27 ............................ 5,000 5,004
Summit Academy North Revenue
2 .25% , 11/1/26 ..................................................... 280 274
4 .00% , 11/1/31 , Continuously Callable @103 ............................... 1,565 1,515
Wayne County Airport Authority Revenue AMT , Series G , 5 .00% , 12/1/26 .............. 2,000 2,034
13,643
Minnesota (0.0%):(f)
Sanford Canby Community Hospital District No. 1 Revenue , 3 .04% , 11/1/26 (d) .......... 245 245
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 4,000 4,001
Missouri (0.6%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/26 ..................................................... 205 205
4 .00% , 8/1/28 ..................................................... 415 416
4 .00% , 8/1/30 ..................................................... 295 295
Missouri State Environmental Improvement & Energy Resources Authority Revenue AMT ,
4 .05% , 5/1/38 , (Put Date 7/1/30) (b) ...................................... 2,700 2,738
3,654
Nebraska (1.0%):
Central Plains Energy Project Revenue , Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (b) ..... 6,000 6,294
Nevada (0.7%):
County of Clark Revenue , Series R , 3 .75% , 1/1/36 , (Put Date 3/31/26) (b) ............... 2,500 2,501
State of Nevada Department of Business & Industry Revenue AMT , 3 .45% , 12/1/26 , (Put Date
6/1/26) (a) (b) ...................................................... 1,800 1,800
4,301
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 (a) ............................. 700 700

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 1/1/30 , Continuously Callable @103 ............................... $ 280 $ 282
4 .00% , 1/1/31 , Continuously Callable @103 ............................... 295 295
1,277
New Jersey (2.3%):
New Jersey Higher Education Student Assistance Authority Revenue AMT
Series 1B , 5 .00% , 12/1/29 ............................................. 2,000 2,108
Series 2 , 5 .00% , 12/1/56 , (Put Date 6/2/26) (b) .............................. 5,000 5,033
Township of Irvington, GO , 4 .50% , 3/18/26 .................................... 7,370 7,396
14,537
New Mexico (1.8%):
City of Farmington Revenue
Series A , 2 .15% , 4/1/33 , Continuously Callable @101 ......................... 5,000 4,316
Series C , 3 .88% , 6/1/40 , (Put Date 6/1/29) (b) ............................... 1,000 1,015
Series E , 3 .88% , 6/1/40 , (Put Date 6/1/29) (b) ............................... 600 609
New Mexico Hospital Equipment Loan Council Revenue
5 .00% , 6/1/27 ..................................................... 770 791
5 .00% , 6/1/28 ..................................................... 780 814
5 .00% , 6/1/29 ..................................................... 835 885
5 .00% , 6/1/30 ..................................................... 525 563
5 .00% , 6/1/31 , Continuously Callable @100 ............................... 690 738
Village of Los Ranchos de Albuquerque Revenue
5 .00% , 9/1/28 ..................................................... 840 888
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 300 328
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 3 .75% ,
5/1/28 (a) ......................................................... 702 701
11,648
New York (9.4%):
Build NYC Resource Corp. Revenue , Series A , 3 .40% , 7/1/27 ....................... 125 125
City of Cortland, GO , 4 .50% , 5/15/26 ........................................ 7,500 7,532
City of Fulton, GO , Series A , 5 .25% , 7/31/26 ................................... 4,925 5,010
City of Little Falls, GO , 5 .00% , 7/6/26 ........................................ 2,000 2,021
City of Mount Vernon, GO
4 .75% , 12/23/25 .................................................... 6,500 6,508
5 .00% , 5/29/26 (a) .................................................. 2,200 2,217
City of New York, GO , Series B-3 , 1 .25% , 10/1/46 (d) ............................. 2,100 2,100
City of Poughkeepsie, GO , 4 .00% , 4/15/26 ..................................... 230 231
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (b) ........................... 1,830 1,957
Series A3 , 3 .41% ( SOFR + 65 bps ) , 11/15/42 , (Put Date 4/1/26) (b) (c) ............... 10,000 9,967
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series 2 , 3 .56% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (b) (c) ................. 2,000 2,000
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 1,650 1,530
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 14,950 13,832
Series A , 1 .90% , 11/15/31 , Continuously Callable @100 ....................... 2,000 1,754
New York State Dormitory Authority Revenue , 5 .00% , 12/1/25 (a) .................... 1,200 1,200
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 1 .40% , 8/1/50 (a) (d) ............................................. 9 9
Troy Capital Resource Corp. Revenue
5 .00% , 8/1/26 , Continuously Callable @100 ............................... 1,050 1,053
5 .00% , 9/1/27 ..................................................... 1,250 1,291
60,337
North Carolina (0.7%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue ,
3 .45% , 11/1/33 , (Put Date 10/1/31) (b) .................................... 1,100 1,112
North Carolina Medical Care Commission Revenue
Series A , 4 .00% , 10/1/27 ............................................. 600 610
Series B-1 , 2 .55% , 9/1/26 , Continuously Callable @100 ....................... 1,575 1,573
Series B-1 , 4 .25% , 10/1/28 , Continuously Callable @100 ...................... 250 250
Series B-1 , 4 .75% , 9/1/29 , Continuously Callable @100 ....................... 410 410
Series B-2 , 4 .50% , 9/1/29 , Continuously Callable @100 ....................... 625 625
4,580

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
North Dakota (0.4%):
City of Grand Forks Revenue
5 .00% , 12/1/31 .................................................... $ 1,200 $ 1,286
5 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,300 1,388
2,674
Ohio (2.0%):
Akron Bath Copley Joint Township Hospital District Revenue
5 .00% , 11/15/29 , ETM ............................................... 275 296
5 .00% , 11/15/30 , ETM ............................................... 350 384
5 .00% , 11/15/31 , Pre-refunded 11/15/30 @ 100 ............................. 300 336
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .25% , 1/1/34 , Continuously
Callable @102 (a) ................................................... 500 517
County of Allen Hospital Facilities Revenue , 5 .00% , 12/1/30 , Continuously Callable @100 .. 2,000 2,174
County of Hamilton Revenue , 5 .00% , 9/15/29 .................................. 1,345 1,421
Ohio Air Quality Development Authority Revenue , Series B , 2 .40% , 12/1/38 , (Put Date
10/1/29) (b) ....................................................... 3,250 3,155
Ohio Air Quality Development Authority Revenue AMT , Series A , 3 .75% , 1/1/29 ......... 1,000 1,000
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/25 ......................... 1,000 1,000
State of Ohio Revenue
5 .00% , 11/15/27 .................................................... 425 439
5 .00% , 11/15/30 .................................................... 710 759
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 465 496
Series A , 5 .00% , 1/15/30 ............................................. 1,000 1,072
13,049
Oklahoma (0.8%):
Muskogee Industrial Trust Revenue , 4 .00% , 9/1/28 ............................... 5,000 5,047
Oregon (1.1%):
County of Gilliam Revenue AMT , Series A , 4 .25% , 7/1/38 , (Put Date 7/2/29) (b) .......... 6,250 6,272
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/28 ............................................. 150 155
Series A , 5 .00% , 10/1/29 ............................................. 300 315
Series A , 5 .00% , 10/1/30 ............................................. 300 319
7,061
Pennsylvania (5.4%):
Chester County IDA Revenue , 5 .00% , 3/1/27 , Continuously Callable @100 ............. 3,375 3,403
Clairton Municipal Authority Revenue
Series A , 4 .00% , 12/1/29 ............................................. 860 879
Series B , 5 .00% , 12/1/25 ............................................. 650 650
Series B , 5 .00% , 12/1/26 ............................................. 675 687
Commonwealth Financing Authority Revenue , 5 .00% , 6/1/26 ....................... 2,000 2,022
County of Lehigh Revenue
5 .00% , 7/1/28 ..................................................... 1,750 1,841
5 .00% , 7/1/29 ..................................................... 2,000 2,143
Delaware County Authority Revenue , 5 .00% , 10/1/30 ............................. 1,200 1,226
Latrobe IDA Revenue
5 .00% , 3/1/28 ..................................................... 135 139
5 .00% , 3/1/29 ..................................................... 175 182
5 .00% , 3/1/30 ..................................................... 150 158
5 .00% , 3/1/31 ..................................................... 175 186
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/15/25 .................................................... 550 550
5 .00% , 12/15/26 , Continuously Callable @100 .............................. 500 500
5 .00% , 12/15/27 , Continuously Callable @100 .............................. 1,000 1,001
Pennsylvania Economic Development Financing Authority Revenue AMT
Series A , 4 .00% , 6/1/41 , (Put Date 7/1/26) (b) ............................... 5,000 5,000
Series B-2 , 3 .85% , 4/1/49 , (Put Date 1/15/26) (b) ............................. 3,750 3,749
Pennsylvania Higher Education Assistance Agency Revenue AMT , Series 1A , 5 .00% , 6/1/30 . 500 526
Pennsylvania Turnpike Commission Registration Fee Revenue , 3 .64% ( MUNIPSA + 85 bps ) ,
7/15/41 , (Put Date 7/15/26) (b) (c) ........................................ 2,500 2,504
Philadelphia IDA Revenue
5 .00% , 6/15/28 (a) .................................................. 210 214
5 .00% , 6/15/29 , Continuously Callable @100 (a) ............................. 220 224
5 .00% , 6/15/30 , Continuously Callable @100 (a) ............................. 145 148

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series DB-8161 , 1 .40% , 7/1/61 (a) (d) ..................................... $ 5,000 $ 5,000
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 177 178
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 89 94
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 1,190 1,076
Series B1 , 0.00% , 6/30/44 , Continuously Callable @89 (g) ...................... 595 416
34,696
South Carolina (0.4%):
Piedmont Municipal Power Agency Revenue , Series D , 4 .00% , 1/1/32 , Continuously Callable
@100 ........................................................... 2,220 2,325
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue , 3 .04% , 11/1/27 (d) ...... 600 600
Tennessee (2.0%):
Lewisburg Industrial Development Board Revenue AMT , 3 .40% , 7/2/35 , (Put Date 2/2/26) (b) 500 500
Metropolitan Government Nashville & Davidson County Industrial Development Board
Revenue AMT , 3 .88% , 8/1/31 , (Put Date 8/3/26) (b) .......................... 2,000 1,992
Tennergy Corp. Revenue
Series A , 5 .25% , 12/1/25 ............................................. 550 550
Series A , 4 .00% , 12/1/51 , (Put Date 9/1/28) (b) .............................. 4,130 4,187
Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (b) ............................. 5,000 5,374
12,603
Texas (11.4%):
City of Dallas Housing Finance Corp. Revenue , 5 .00% , 7/1/26 ...................... 2,750 2,750
City of Galveston Wharves & Terminal Revenue AMT
Series A , 5 .00% , 8/1/26 .............................................. 250 253
Series A , 5 .00% , 8/1/27 .............................................. 280 287
Series A , 5 .00% , 8/1/28 .............................................. 230 239
Series A , 5 .00% , 8/1/29 .............................................. 250 263
Series A , 5 .00% , 8/1/30 .............................................. 345 367
Series A , 5 .00% , 8/1/31 .............................................. 660 710
County of Wise Revenue
5 .00% , 8/15/29 .................................................... 880 922
5 .00% , 8/15/31 .................................................... 680 725
5 .00% , 8/15/32 , Continuously Callable @100 ............................... 450 479
5 .00% , 8/15/33 , Continuously Callable @100 ............................... 930 985
Dallas Fort Worth International Airport Revenue AMT , Series A-2 , 5 .00% , 11/1/50 , (Put Date
11/1/32) (b) ....................................................... 3,000 3,279
Harris County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 7/1/49 , (Put Date 12/1/26) (b) ..................................... 1,400 1,425
Series A , 5 .00% , 11/15/54 , (Put Date 5/15/32) (b) ............................ 2,000 2,174
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-DBE-
8153 , 1 .40% , 3/1/60 (a) (d) ............................................. 5,850 5,850
Martin County Hospital District, GO
4 .00% , 4/1/27 ..................................................... 300 303
4 .00% , 4/1/29 ..................................................... 405 416
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 350 362
Mission Economic Development Corp. Revenue AMT
5 .00% , 12/1/64 , (Put Date 6/1/30) (b) ..................................... 800 832
Series A , 3 .45% , 5/1/50 , (Put Date 2/2/26) (b) ............................... 2,000 1,999
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/27 (h) ............................................ 1,251 1,244
Series A , 5 .00% , 7/1/28 (h) ............................................ 2,135 2,124
Series B2 , 4 .63% , 10/1/30 , Continuously Callable @100 ....................... 1,000 1,005
Series B3 , 4 .25% , 10/1/30 , Continuously Callable @100 ....................... 1,000 1,009
Port of Port Arthur Navigation District Revenue
Series A , 0 .95% , 4/1/40 (d) ............................................ 9,600 9,600
Series B , 0 .95% , 4/1/40 (d) ............................................ 17,575 17,575
Series C , 1 .00% , 4/1/40 (d) ............................................ 7,755 7,755
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 2,000 2,062
Texas Municipal Gas Acquisition & Supply Corp. V Revenue
5 .00% , 1/1/26 ..................................................... 450 451
5 .00% , 1/1/55 , (Put Date 1/1/34) (b) ...................................... 2,000 2,173

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Texas Private Activity Bond Surface Transportation Corp. Revenue , 4 .00% , 6/30/31 ,
Continuously Callable @100 ........................................... $ 2,355 $ 2,431
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8158 , 1 .40% , 8/1/62 (a) (d) ............................................. 600 600
72,649
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/29 , Continuously Callable @103 ............................... 445 439
4 .00% , 5/1/30 , Continuously Callable @103 ............................... 230 226
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/26 ..... 1,000 1,002
1,667
Virginia (1.7%):
James City County Economic Development Authority Revenue , Series A , 4 .00% , 12/1/30 ,
Continuously Callable @103 ........................................... 220 219
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 1 .40% , 6/1/63 (a) (d) ................................ 5,855 5,855
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (a) (h) .. 1,074 401
Marquis Community Development Authority of York County Tax Allocation
Series A , 1 .02% , 9/1/36 (h) ............................................ 3,506 1,310
Series C , 9/1/41 (e) .................................................. 5,111 5
Prince William County IDA Revenue , 5 .00% , 1/1/31 , Continuously Callable @101 ........ 1,700 1,703
Virginia Small Business Financing Authority Revenue , Series A , 5 .00% , 1/1/30 , Continuously
Callable @103 ..................................................... 1,250 1,320
10,813
Washington (0.9%):
Washington Health Care Facilities Authority Revenue
5 .00% , 8/15/26 .................................................... 2,000 2,018
5 .00% , 8/15/27 .................................................... 2,175 2,217
Series B-3 , 5 .00% , 8/1/49 , (Put Date 8/1/26) (b) ............................. 1,000 1,002
Washington State Housing Finance Commission Revenue , Series A , 5 .00% , 7/1/26 ........ 290 292
5,529
West Virginia (0.1%):
County of Ohio Special District Excise Tax Revenue , Series A , 5 .00% , 6/1/26 ............ 525 530
Wisconsin (1.6%):
Public Finance Authority Revenue
4 .00% , 3/1/26 (a) ................................................... 1,510 1,509
4 .00% , 3/1/27 (a) ................................................... 795 792
4 .00% , 3/1/28 (a) ................................................... 840 832
3 .25% , 1/1/30 ..................................................... 1,795 1,792
5 .00% , 4/1/30 (a) ................................................... 500 513
Series A , 5 .00% , 6/1/30 .............................................. 750 778
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/26 ..................................................... 345 345
4 .00% , 3/15/30 .................................................... 400 407
Series B , 4 .00% , 9/15/26 ............................................. 110 111
Series B , 4 .00% , 9/15/27 ............................................. 140 142
Series B , 4 .00% , 9/15/28 , Continuously Callable @103 ........................ 200 202
Series B , 4 .00% , 9/15/29 , Continuously Callable @103 ........................ 305 307
Series B , 4 .00% , 9/15/30 , Continuously Callable @103 ........................ 320 322
Series B , 4 .00% , 9/15/31 , Continuously Callable @103 ........................ 315 316
Series B-2 , 5 .00% , 2/15/51 , Pre-refunded 8/15/26 @ 100 ....................... 2,000 2,034
10,402
Total Municipal Bonds (Cost $643,904)
a
a
a
633,492
Total Investments (Cost $643,904) — 99.0% 633,492
Other assets in excess of liabilities —  1.0% 6,103
NET ASSETS - 100.00% $ 639,595
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$53,150 (thousands) and amounted to 8.3% of net assets.
(b) Put Bond.
(c) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2025.

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Zero-coupon bond.
(f) Amount represents less than 0.05% of net assets.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (47.6%)
Communication Services (4.9%):
Alphabet, Inc., Class A ................................................... 42,169 $ 13,502
Alphabet, Inc., Class C ................................................... 37,520 12,011
AT&T, Inc. ........................................................... 11,919 310
Charter Communications, Inc., Class A(a) ..................................... 189 38
Comcast Corp., Class A .................................................. 29,196 779
Electronic Arts, Inc. ..................................................... 1,990 402
Live Nation Entertainment, Inc.(a) ........................................... 1,691 222
Meta Platforms, Inc., Class A .............................................. 15,721 10,186
Netflix, Inc.(a) ......................................................... 32,718 3,520
News Corp., Class A ..................................................... 2,721 70
Omnicom Group, Inc.(b) .................................................. 2,709 194
Ralliant Corp. ......................................................... 611 30
The Walt Disney Co. .................................................... 13,618 1,423
T-Mobile US, Inc. ...................................................... 3,497 731
Verizon Communications, Inc. .............................................. 5,685 234
43,652
Consumer Discretionary (5.1%):
Amazon.com, Inc.(a) .................................................... 69,472 16,202
AutoZone, Inc.(a) ....................................................... 236 933
Bath & Body Works, Inc. ................................................. 1,449 25
Best Buy Co., Inc. ...................................................... 1,247 99
Booking Holdings, Inc. ................................................... 416 2,045
CarMax, Inc.(a) ........................................................ 1,130 44
Carnival Corp.(a) ....................................................... 2,770 71
Chipotle Mexican Grill, Inc.(a) ............................................. 16,242 561
D.R. Horton, Inc. ....................................................... 3,028 481
Darden Restaurants, Inc. .................................................. 1,474 265
eBay, Inc. ............................................................ 6,771 561
Expedia Group, Inc. ..................................................... 575 147
Ford Motor Co. ........................................................ 14,951 199
Garmin Ltd. ........................................................... 1,028 201
Genuine Parts Co. ...................................................... 1,110 145
Hasbro, Inc. ........................................................... 1,004 83
Hilton Worldwide Holdings, Inc. ............................................ 3,004 856
Lennar Corp., Class A .................................................... 1,491 196
Lennar Corp., Class B ................................................... 1 —(c)
Lowe's Cos., Inc. ....................................................... 7,215 1,750
Marriott International, Inc., Class A .......................................... 2,951 899
McDonald's Corp. ...................................................... 6,165 1,922
NIKE, Inc., Class B ..................................................... 9,000 582
O'Reilly Automotive, Inc.(a) ............................................... 11,565 1,176
PulteGroup, Inc. ........................................................ 2,359 300
Ralph Lauren Corp. ..................................................... 420 154
Ross Stores, Inc. ....................................................... 2,808 495
Royal Caribbean Cruises Ltd. .............................................. 2,197 585
Starbucks Corp. ........................................................ 10,260 894
Tapestry, Inc. .......................................................... 3,019 330
Tesla, Inc.(a) .......................................................... 21,657 9,316
The Home Depot, Inc. ................................................... 4,163 1,486
The TJX Cos., Inc. ...................................................... 9,986 1,517
Tractor Supply Co. ...................................................... 6,907 378
Victoria's Secret & Co.(a) ................................................. 1 —(c)
Wynn Resorts Ltd. ...................................................... 87 11
Yum! Brands, Inc. ...................................................... 2,220 340
45,249
Consumer Staples (2.3%):
Altria Group, Inc. ....................................................... 11,731 692
Brown-Forman Corp., Class B(b) ........................................... 1,748 51
Colgate-Palmolive Co. ................................................... 5,377 432
Conagra Brands, Inc. .................................................... 4,757 85

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Constellation Brands, Inc., Class A .......................................... 1,418 $ 193
Costco Wholesale Corp. .................................................. 4,112 3,757
General Mills, Inc. ...................................................... 5,309 251
Hormel Foods Corp. ..................................................... 2,894 67
Kenvue, Inc. .......................................................... 19,055 331
Keurig Dr. Pepper, Inc. ................................................... 13,488 376
Kimberly-Clark Corp. .................................................... 480 52
Lamb Weston Holdings, Inc. ............................................... 1,384 82
McCormick & Co., Inc. .................................................. 2,512 169
Molson Coors Beverage Co., Class B ......................................... 1,682 78
Mondelez International, Inc., Class A ......................................... 10,190 587
Monster Beverage Corp.(a) ................................................ 3,722 279
PepsiCo, Inc. .......................................................... 9,070 1,349
Philip Morris International, Inc. ............................................. 9,877 1,555
Sysco Corp. ........................................................... 3,290 251
Target Corp. .......................................................... 3,796 344
The Campbell's Company ................................................. 1,954 60
The Coca-Cola Co. ...................................................... 23,340 1,707
The Estee Lauder Cos., Inc. ............................................... 1,480 139
The Hershey Co. ....................................................... 1,471 277
The J.M. Smucker Co. ................................................... 785 82
The Kraft Heinz Co. ..................................................... 8,462 216
The Kroger Co. ........................................................ 7,825 526
The Procter & Gamble Co. ................................................ 16,183 2,398
Tyson Foods, Inc., Class A ................................................ 1,740 101
Walmart, Inc. .......................................................... 39,279 4,341
20,828
Energy (1.4%):
APA Corp. ............................................................ 3,553 89
Baker Hughes Co. ...................................................... 8,513 427
Chevron Corp. ......................................................... 7,989 1,207
ConocoPhillips Co. ..................................................... 12,984 1,152
Coterra Energy, Inc. ..................................................... 2,120 57
Devon Energy Corp. ..................................................... 4,751 176
Diamondback Energy, Inc. ................................................ 2,110 322
EOG Resources, Inc. .................................................... 3,683 397
EQT Corp. ............................................................ 3,040 185
Expand Energy Corp. .................................................... 2,078 253
Exxon Mobil Corp. ..................................................... 35,349 4,098
Halliburton Co. ........................................................ 8,466 222
Marathon Petroleum Corp. ................................................ 6,445 1,249
Occidental Petroleum Corp. ............................................... 1,424 60
ONEOK, Inc. .......................................................... 5,513 402
Phillips 66 Co. ......................................................... 2,813 385
SLB Ltd. ............................................................. 7,295 264
The Williams Cos., Inc. .................................................. 14,335 873
Valero Energy Corp. ..................................................... 2,568 454
12,272
Financials (6.2%):
Aflac, Inc. ............................................................ 6,523 720
American Express Co. ................................................... 6,406 2,340
American International Group, Inc. .......................................... 6,463 492
Ameriprise Financial, Inc. ................................................. 1,152 525
Aon PLC, Class A ...................................................... 2,315 819
Arthur J. Gallagher & Co. ................................................. 2,370 587
Bank of America Corp. ................................................... 60,385 3,240
Berkshire Hathaway, Inc., Class B(a) ......................................... 12,662 6,506
BlackRock, Inc. ........................................................ 1,116 1,169
Capital One Financial Corp. ............................................... 8,261 1,810
Chubb Ltd. ........................................................... 3,365 997
Cincinnati Financial Corp. ................................................ 970 163
Citigroup, Inc. ......................................................... 1,068 111

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
CME Group, Inc. ....................................................... 1,700 $ 478
Comerica, Inc. ......................................................... 1,299 104
Fidelity National Information Services, Inc. .................................... 1,180 78
Fifth Third Bancorp ..................................................... 5,810 253
Fiserv, Inc.(a) .......................................................... 3,400 209
Global Payments, Inc. .................................................... 783 59
Huntington Bancshares, Inc. ............................................... 1,619 26
Intercontinental Exchange, Inc. ............................................. 5,129 807
JPMorgan Chase & Co. .................................................. 20,951 6,559
KeyCorp ............................................................. 2,645 49
Lincoln National Corp. ................................................... 1,733 71
Loews Corp. .......................................................... 2,090 225
M&T Bank Corp. ....................................................... 660 126
Marsh & McLennan Cos., Inc. ............................................. 5,030 923
Mastercard, Inc., Class A ................................................. 5,418 2,983
MetLife, Inc. .......................................................... 4,334 332
Moody's Corp. ......................................................... 1,532 752
Morgan Stanley ........................................................ 10,416 1,767
MSCI, Inc. ........................................................... 991 559
Nasdaq, Inc. .......................................................... 3,477 316
Northern Trust Corp. .................................................... 40 5
PayPal Holdings, Inc. .................................................... 6,960 436
Principal Financial Group, Inc. ............................................. 2,475 210
Prudential Financial, Inc. ................................................. 2,120 229
Raymond James Financial, Inc. ............................................. 1,988 311
Regions Financial Corp. .................................................. 9,785 249
S&P Global, Inc. ....................................................... 3,289 1,641
State Street Corp. ....................................................... 2,324 277
Synchrony Financial ..................................................... 6,100 472
T. Rowe Price Group, Inc. ................................................. 1,970 202
The Allstate Corp. ...................................................... 3,038 647
The Bank of New York Mellon Corp. ......................................... 5,526 619
The Charles Schwab Corp. ................................................ 8,304 770
The Goldman Sachs Group, Inc. ............................................ 3,096 2,557
The Hartford Insurance Group, Inc. .......................................... 2,900 397
The PNC Financial Services Group, Inc. ...................................... 2,716 518
The Progressive Corp. ................................................... 5,434 1,243
The Travelers Cos., Inc. .................................................. 2,350 688
Truist Financial Corp. .................................................... 2,758 128
U.S. Bancorp .......................................................... 2,150 105
Visa, Inc., Class A ...................................................... 12,806 4,283
W.R. Berkley Corp. ..................................................... 4,011 312
Wells Fargo & Co. ...................................................... 34,972 3,002
Willis Towers Watson PLC ................................................ 801 257
Zions Bancorp ......................................................... 1,309 70
55,783
Health Care (4.7%):
Abbott Laboratories ..................................................... 15,054 1,940
AbbVie, Inc. .......................................................... 16,170 3,682
Agilent Technologies, Inc. ................................................. 2,762 424
Amgen, Inc. ........................................................... 4,703 1,625
Baxter International, Inc. ................................................. 5,100 96
Becton Dickinson & Co. .................................................. 1,310 254
Biogen, Inc.(a) ......................................................... 816 149
Bio-Techne Corp. ....................................................... 1,557 100
Boston Scientific Corp.(a) ................................................. 12,299 1,249
Bristol-Myers Squibb Co. ................................................. 9,683 476
Cardinal Health, Inc. .................................................... 2,310 490
Cencora, Inc. .......................................................... 1,410 520
Centene Corp.(a) ....................................................... 4,633 182
Charles River Laboratories International, Inc.(a) ................................. 489 87
CVS Health Corp. ...................................................... 6,602 531
Danaher Corp. ......................................................... 5,012 1,137

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
DaVita, Inc.(a) ......................................................... 748 $ 90
Edwards Lifesciences Corp.(a) ............................................. 5,760 499
Elevance Health, Inc. .................................................... 1,583 535
Eli Lilly & Co. ......................................................... 5,839 6,280
Gilead Sciences, Inc. .................................................... 8,764 1,103
HCA Healthcare, Inc. .................................................... 2,570 1,306
Humana, Inc. .......................................................... 886 218
IDEXX Laboratories, Inc.(a) ............................................... 808 608
Intuitive Surgical, Inc.(a) ................................................. 3,141 1,801
Johnson & Johnson ..................................................... 13,469 2,787
Labcorp Holdings, Inc. ................................................... 522 140
McKesson Corp. ....................................................... 1,449 1,277
Merck & Co., Inc. ...................................................... 15,316 1,606
Mettler-Toledo International, Inc.(a) ......................................... 250 369
Moderna, Inc.(a) ....................................................... 3,438 89
Molina Healthcare, Inc.(a) ................................................ 538 80
Pfizer, Inc. ............................................................ 35,317 909
Quest Diagnostics, Inc. ................................................... 600 114
Regeneron Pharmaceuticals, Inc. ............................................ 609 475
ResMed, Inc. .......................................................... 1,315 336
Revvity, Inc. .......................................................... 680 71
Stryker Corp. .......................................................... 3,361 1,248
The Cigna Group ....................................................... 2,052 569
Thermo Fisher Scientific, Inc. .............................................. 3,390 2,003
UnitedHealth Group, Inc. ................................................. 7,431 2,451
Vertex Pharmaceuticals, Inc.(a) ............................................. 2,479 1,075
Waters Corp.(a) ........................................................ 690 278
Zoetis, Inc. ........................................................... 3,969 509
41,768
Industrials (4.0%):
3M Co. .............................................................. 610 105
Allegion PLC ......................................................... 613 102
Amentum Holdings, Inc.(a) ................................................ 1,020 29
AMETEK, Inc. ........................................................ 2,775 549
Automatic Data Processing, Inc. ............................................ 4,040 1,031
Carrier Global Corp. ..................................................... 7,990 439
Caterpillar, Inc. ........................................................ 2,925 1,684
Cintas Corp. .......................................................... 4,174 776
Copart, Inc.(a) ......................................................... 9,139 356
CSX Corp. ............................................................ 24,027 850
Cummins, Inc. ......................................................... 1,300 647
Deere & Co. .......................................................... 3,331 1,547
Dover Corp. ........................................................... 936 173
Eaton Corp. PLC ....................................................... 4,314 1,492
Emerson Electric Co. .................................................... 4,724 630
Equifax, Inc. .......................................................... 1,023 217
Expeditors International of Washington, Inc. .................................... 1,122 165
Fastenal Co. ........................................................... 10,764 435
FedEx Corp. .......................................................... 1,690 466
Fortive Corp. .......................................................... 1,835 98
GE Vernova, Inc. ....................................................... 2,834 1,700
General Dynamics Corp. .................................................. 1,726 590
General Electric Co. ..................................................... 6,779 2,023
Honeywell International, Inc. .............................................. 4,610 886
Howmet Aerospace, Inc. .................................................. 3,713 760
Illinois Tool Works, Inc. .................................................. 1,946 485
Ingersoll Rand, Inc. ..................................................... 4,166 335
Jacobs Solutions, Inc. .................................................... 963 130
Johnson Controls International PLC .......................................... 6,676 777
L3Harris Technologies, Inc. ............................................... 808 225
Lockheed Martin Corp. ................................................... 1,618 741
Masco Corp. .......................................................... 2,230 145
Norfolk Southern Corp. .................................................. 2,167 633

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Northrop Grumman Corp. ................................................. 1,346 $ 770
Old Dominion Freight Line, Inc. ............................................ 1,764 239
Otis Worldwide Corp. .................................................... 2,705 240
PACCAR, Inc. ......................................................... 3,846 405
Parker-Hannifin Corp. ................................................... 1,216 1,048
Paychex, Inc. .......................................................... 2,957 330
Pentair PLC ........................................................... 869 92
Quanta Services, Inc. .................................................... 1,444 671
Republic Services, Inc. ................................................... 2,086 453
Rockwell Automation, Inc. ................................................ 980 388
RTX Corp. ............................................................ 9,870 1,726
Southwest Airlines Co. ................................................... 4,050 141
Stanley Black & Decker, Inc. .............................................. 663 47
Textron, Inc. .......................................................... 2,069 172
The Boeing Co.(a) ...................................................... 3,526 666
Trane Technologies PLC .................................................. 2,801 1,181
TransDigm Group, Inc. ................................................... 593 807
Uber Technologies, Inc.(a) ................................................ 5,061 443
Union Pacific Corp. ..................................................... 6,447 1,495
United Parcel Service, Inc., Class B .......................................... 6,209 595
United Rentals, Inc. ..................................................... 750 611
Veralto Corp. .......................................................... 2,045 207
Verisk Analytics, Inc. .................................................... 1,450 326
W.W. Grainger, Inc. ..................................................... 478 453
Waste Management, Inc. .................................................. 3,791 826
Westinghouse Air Brake Technologies Corp. .................................... 1,745 364
Xylem, Inc. ........................................................... 1,548 218
36,135
Information Technology (16.4%):
Accenture PLC, Class A .................................................. 5,671 1,418
Adobe, Inc.(a) ......................................................... 4,438 1,421
Advanced Micro Devices, Inc.(a) ............................................ 16,362 3,559
Akamai Technologies, Inc.(a) .............................................. 1,250 112
Amphenol Corp., Class A ................................................. 11,268 1,588
Analog Devices, Inc. .................................................... 2,646 702
Apple, Inc. ........................................................... 106,671 29,745
Applied Materials, Inc. ................................................... 4,436 1,119
AppLovin Corp., Class A(a) ............................................... 1,660 995
Arista Networks, Inc.(a) .................................................. 9,456 1,236
Autodesk, Inc.(a) ....................................................... 1,733 526
Broadcom, Inc. ........................................................ 36,481 14,700
Cadence Design Systems, Inc.(a) ............................................ 2,583 805
Cisco Systems, Inc. ..................................................... 31,509 2,424
Cognizant Technology Solutions Corp., Class A ................................. 3,759 292
Corning, Inc. .......................................................... 7,670 646
Crowdstrike Holdings, Inc., Class A(a) ....................................... 373 190
Datadog, Inc., Class A(a) ................................................. 1,206 193
EPAM Systems, Inc.(a) ................................................... 553 103
Fair Isaac Corp.(a) ...................................................... 177 320
First Solar, Inc.(a) ...................................................... 927 253
Fortinet, Inc.(a) ........................................................ 7,291 592
Gartner, Inc.(a) ........................................................ 752 175
Hewlett Packard Enterprise Co. ............................................. 6,048 132
HP, Inc. .............................................................. 7,898 193
Intel Corp.(a) .......................................................... 29,839 1,210
International Business Machines Corp. ........................................ 5,359 1,654
Intuit, Inc. ............................................................ 2,547 1,615
Keysight Technologies, Inc.(a) ............................................. 1,865 369
KLA Corp. ........................................................... 1,554 1,827
Lam Research Corp. ..................................................... 6,146 959
Microchip Technology, Inc. ................................................ 2,740 147
Micron Technology, Inc. .................................................. 10,075 2,383
Microsoft Corp. ........................................................ 53,819 26,479

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
Motorola Solutions, Inc. .................................................. 1,485 $ 549
NetApp, Inc. .......................................................... 2,469 275
NVIDIA Corp. ......................................................... 175,012 30,977
ON Semiconductor Corp.(a) ............................................... 4,061 204
Oracle Corp. .......................................................... 13,228 2,671
Palantir Technologies, Inc., Class A(a) ........................................ 15,177 2,557
Palo Alto Networks, Inc.(a) ................................................ 2,151 409
Qnity Electronics, Inc. ................................................... 1,483 120
QUALCOMM, Inc. ..................................................... 11,987 2,015
Roper Technologies, Inc. .................................................. 798 356
Salesforce, Inc. ........................................................ 6,219 1,434
Seagate Technology Holdings PLC .......................................... 2,325 643
ServiceNow, Inc.(a) ..................................................... 1,714 1,392
Super Micro Computer, Inc.(a) ............................................. 3,948 134
Synopsys, Inc.(a) ....................................................... 1,398 584
TE Connectivity PLC .................................................... 2,933 663
Texas Instruments, Inc. ................................................... 8,840 1,488
VeriSign, Inc. .......................................................... 690 174
Western Digital Corp. .................................................... 920 150
146,877
Materials (0.9%):
Air Products and Chemicals, Inc. ............................................ 1,398 365
Albemarle Corp. ....................................................... 1,168 152
Amcor PLC ........................................................... 22,890 195
Avery Dennison Corp. ................................................... 660 114
Ball Corp. ............................................................ 2,732 135
CF Industries Holdings, Inc. ............................................... 2,537 200
Corteva, Inc. .......................................................... 4,359 294
Dow, Inc. ............................................................ 7,038 168
DuPont de Nemours, Inc. ................................................. 2,966 118
Eastman Chemical Co. ................................................... 940 58
Ecolab, Inc. ........................................................... 1,433 394
Freeport-McMoRan, Inc. ................................................. 15,881 683
International Flavors & Fragrances, Inc. ....................................... 156 11
International Paper Co. ................................................... 2,781 110
Linde PLC ............................................................ 4,727 1,940
LyondellBasell Industries NV, Class A ........................................ 2,555 125
Martin Marietta Materials, Inc. ............................................. 721 449
Nucor Corp. ........................................................... 2,641 421
PPG Industries, Inc. ..................................................... 1,640 164
Smurfit WestRock PLC ................................................... 5,184 185
Solstice Advanced Materials, Inc.(a) ......................................... 1,152 55
The Mosaic Co. ........................................................ 4,418 108
The Sherwin-Williams Co. ................................................ 2,304 792
Vulcan Materials Co. .................................................... 1,110 330
7,566
Real Estate (0.7%):
Alexandria Real Estate Equities, Inc. ......................................... 1,546 83
American Tower Corp. ................................................... 4,649 843
AvalonBay Communities, Inc. .............................................. 510 93
CBRE Group, Inc., Class A(a) .............................................. 3,165 512
Crown Castle, Inc. ...................................................... 4,324 395
Digital Realty Trust, Inc. .................................................. 1,492 239
Equinix, Inc. .......................................................... 384 289
Equity Residential ...................................................... 2,215 137
Extra Space Storage, Inc. ................................................. 2,107 281
Healthpeak Properties, Inc. ................................................ 6,900 126
Host Hotels & Resorts, Inc. ................................................ 740 13
Iron Mountain, Inc. ..................................................... 3,566 308
Millrose Properties, Inc.(b) ................................................ 1,333 41
Prologis, Inc. .......................................................... 3,804 489
Public Storage ......................................................... 1,568 430

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description Shares
a
Value
(000)
SBA Communications Corp. ............................................... 1,066 $ 207
Simon Property Group, Inc. ............................................... 2,004 373
Ventas, Inc. ........................................................... 1,230 99
VICI Properties, Inc. .................................................... 10,588 305
Welltower, Inc. ......................................................... 4,568 951
Weyerhaeuser Co. ...................................................... 7,164 159
6,373
Utilities (1.0%):
Ameren Corp. ......................................................... 1,840 196
American Electric Power Co., Inc. ........................................... 2,820 349
American Water Works Co., Inc. ............................................ 1,937 252
CenterPoint Energy, Inc. .................................................. 5,327 213
CMS Energy Corp. ...................................................... 1,560 118
Consolidated Edison, Inc. ................................................. 3,581 359
Constellation Energy Corp. ................................................ 3,573 1,302
Dominion Energy, Inc. ................................................... 8,474 532
DTE Energy Co. ....................................................... 918 126
Duke Energy Corp. ...................................................... 1,811 224
Edison International ..................................................... 3,821 225
Entergy Corp. ......................................................... 880 86
Eversource Energy ...................................................... 1,380 93
FirstEnergy Corp. ....................................................... 5,154 246
NextEra Energy, Inc. .................................................... 16,796 1,449
NRG Energy, Inc. ....................................................... 2,788 472
PG&E Corp. .......................................................... 21,823 352
Pinnacle West Capital Corp. ............................................... 1,186 108
Public Service Enterprise Group, Inc. ......................................... 4,955 414
Sempra .............................................................. 6,239 591
The AES Corp. ........................................................ 7,070 99
The Southern Co. ....................................................... 2,590 236
Vistra Corp. ........................................................... 1,654 296
WEC Energy Group, Inc. ................................................. 2,417 271
Xcel Energy, Inc. ....................................................... 1,980 162
8,771
Total Common Stocks (Cost $81,645)
a
a
a
425,274
Rights (0.0%)(d)
Health Care (0.0%):(d)
ABIOMED, Inc., CVR, expiring 1/2/26(a)(e) ................................... 568 1
Total Rights (Cost $—)
a
a
a
1
Principal Amount
(000)
Municipal Bonds (51.4%)
Alabama (2.4%):
Black Belt Energy Gas District Revenue
Series B, 5.00%, 10/1/35, Continuously Callable @100 ........................ $ 1,500 1,551
Series D-1, 5.50%, 6/1/49, (Put Date 2/1/29)(f) .............................. 1,000 1,059
Series E, 5.00%, 12/1/55, (Put Date 5/1/35)(f) .............................. 1,250 1,350
Cooper Green Mercy Health Services Authority Revenue, 5.25%, 9/1/52, Continuously
Callable @100 ..................................................... 2,000 2,068
County of Jefferson Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ........ 1,000 1,058
Energy Southeast A Cooperative District Revenue
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 1,000 1,079
Series B, 5.00%, 9/1/33, Continuously Callable @100 ......................... 3,000 3,106
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 1/1/56, (Put Date 6/1/35)(f) ............................... 4,000 4,222
Series B, 5.25%, 3/1/55, (Put Date 1/1/33)(f) ............................... 1,600 1,696
Series H, 5.00%, 11/1/35, Continuously Callable @100 ........................ 2,000 2,157
Walker County Board of Education Special Tax, 4.25%, 3/1/54, Continuously Callable @100 2,500 2,349
21,695

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Arizona (1.5%):
Arizona IDA Revenue
5.00%, 11/1/47, Continuously Callable @100 ............................... $ 1,000 $ 1,006
Series B, 4.00%, 7/1/41, Continuously Callable @100 ......................... 400 365
Series B, 4.00%, 7/1/52, Continuously Callable @100 ......................... 840 685
Series F, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 1,001
La Paz County IDA Revenue
4.00%, 2/15/41, Continuously Callable @100 ............................... 425 401
4.00%, 2/15/46, Continuously Callable @100 ............................... 345 301
4.00%, 2/15/51, Continuously Callable @100 ............................... 300 250
Maricopa County & Phoenix IDA Revenue, Series A, 4.70%, 9/1/55 , Continuously Callable
@100 ........................................................... 750 751
Maricopa County IDA Revenue
4.00%, 7/1/51, Continuously Callable @100(g) ............................. 1,500 1,196
Series A, 5.00%, 9/1/42, Continuously Callable @100 ......................... 500 511
Series A, 4.00%, 7/1/46, Continuously Callable @100 ......................... 735 665
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 1,000 850
Sierra Vista IDA Revenue, 5.75%, 6/15/53, Continuously Callable @100(g) ............. 2,000 2,001
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102 ............ 1,185 1,008
The County of Pima IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100(g) ....... 1,000 772
The IDA of the City of Phoenix Arizona Revenue, 5.00%, 7/1/46, Continuously Callable @100 1,300 1,285
13,048
California (1.2%):
California Community Choice Financing Authority Revenue, Series C, 5.00%, 12/1/55, (Put
Date 10/1/33)(f) .................................................... 1,500 1,596
California Educational Facilities Authority Revenue, Series A, 5.00% , 10/1/52, Continuously
Callable @100 ..................................................... 1,500 1,518
California Municipal Finance Authority Revenue, 5.00%, 7/1/55, Continuously Callable @103 1,000 1,016
Los Angeles Housing Authority Revenue, Series A, 4.40%, 12/1/54, Continuously Callable
@100 ........................................................... 2,000 1,829
Sutter Butte Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100 ................... 1,000 1,001
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.), 8/1/34(h) ................................................... 4,435 3,395
10,355
Colorado (1.2%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 4/1/48, Continuously Callable @100 ............................... 710 711
4.00%, 1/1/52, Continuously Callable @100 ............................... 675 561
5.00%, 9/1/52, Continuously Callable @100 ............................... 730 730
4.50%, 7/1/53, Continuously Callable @100 ............................... 1,000 943
4.00%, 1/1/62, Continuously Callable @100 ............................... 795 629
Series A, 5.00%, 12/1/38, Continuously Callable @100 ........................ 1,000 1,051
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 9/1/50, Pre-refunded 9/1/30 @
100 ............................................................. 1,000 1,070
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable
@100 ........................................................... 1,000 1,003
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously
Callable @100 ..................................................... 1,900 1,900
Park Creek Metropolitan District Revenue
Series A, 5.00%, 12/1/41 ............................................. 250 250
Series A, 5.00%, 12/1/45 ............................................. 1,000 1,000
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 12/1/47, Continuously Callable @100 ......................... 1,000 1,015
10,863
Connecticut (0.6%):
Connecticut Housing Finance Authority Revenue, Series A-1, 4.65%, 11/15/51, Continuously
Callable @100 ..................................................... 1,500 1,514
Connecticut State Health & Educational Facilities Authority Revenue, 5.25%, 7/1/53,
Continuously Callable @100 ........................................... 1,000 1,049
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100 ........................ 1,500 1,598

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 4/15/37, Continuously Callable @100 ........................ $ 1,000 $ 1,044
5,205
Delaware (0.0%):(d)
Delaware State Housing Authority Revenue, Series A, 4.70%, 7/1/55, Continuously Callable
@100 ........................................................... 245 247
Florida (2.3%):
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100 ............................... 600 604
5.00%, 8/1/55, Continuously Callable @100 ............................... 1,300 1,224
Capital Trust Authority Revenue, Series A, 5.13%, 12/15/54, Continuously Callable @100 .. 1,000 915
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103 ... 1,000 955
City of Pompano Beach Revenue, Series A, 4.00%, 9/1/51, Continuously Callable @103 .... 500 406
County of Miami-Dade Aviation Revenue, Series B, 5.25%, 10/1/55, Continuously Callable
@100 ........................................................... 1,500 1,580
Florida Development Finance Corp. Revenue
5.00%, 7/1/51, Continuously Callable @100 ............................... 1,175 1,142
Series A, 5.00%, 6/15/52, Continuously Callable @100 ........................ 1,250 1,192
Florida Housing Finance Corp. Revenue, Series 3, 5.13%, 1/1/56, Continuously Callable @100 765 790
Lee County IDA Revenue, Series A, 5.25%, 10/1/52, Continuously Callable @103 ........ 850 793
Orange County Health Facilities Authority Revenue
Series A, 4.50%, 10/1/56, Continuously Callable @100 ........................ 1,000 971
Series A, 5.25%, 10/1/56, Continuously Callable @100 ........................ 3,000 3,148
Palm Beach County Health Facilities Authority Revenue, Series B, 5.00%, 11/15/55,
Continuously Callable @103 ........................................... 2,500 2,461
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable
@103 ........................................................... 700 708
Seminole County IDA Revenue, Series A, 4.00%, 6/15/51, Continuously Callable @100(g) .. 830 665
Volusia County Educational Facility Authority Revenue, 5.25%, 6/1/54, Continuously Callable
@100 ........................................................... 3,000 3,032
20,586
Georgia (2.9%):
Development Authority of Appling County Revenue, Series GA, 1.25%, 9/1/41(i) ......... 5,500 5,500
Development Authority of Floyd County Revenue, Series GA, 1.25%, 9/1/26(i) .......... 2,200 2,200
Georgia Housing & Finance Authority Revenue
Series A, 4.70%, 12/1/55, Continuously Callable @100 ........................ 2,000 1,968
Series C, 4.60%, 12/1/54, Continuously Callable @100 ........................ 1,000 972
Series E, 5.25%, 6/1/55, Continuously Callable @100 ......................... 3,000 3,102
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously
Callable @100 ..................................................... 1,000 978
Main Street Natural Gas, Inc. Revenue, Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(f) ..... 2,000 2,117
Municipal Electric Authority of Georgia Revenue, Series A, 4.00%, 1/1/51, Continuously
Callable @100 ..................................................... 425 371
The Burke County Development Authority Revenue, Series 1, 1.30%, 7/1/49(i) ........... 1,700 1,700
The Burke County Development Authority Revenue (NBGA - Southern Co.), Series GA,
1.00%, 11/1/52(i) ................................................... 7,160 7,160
26,068
Idaho (0.1%):
Idaho Health Facilities Authority Revenue, Series A, 5.25%, 3/1/53, Continuously Callable
@100 ........................................................... 1,000 1,056
Illinois (4.2%):
Chicago Board of Education, GO
Series A, 5.00%, 12/1/47, Continuously Callable @100 ........................ 3,200 2,875
Series A, 5.75%, 12/1/50, Continuously Callable @100 ........................ 2,145 2,097
Series H, 5.00%, 12/1/46, Continuously Callable @100 ........................ 2,000 1,809
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously
Callable @100 ..................................................... 1,000 1,002
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable
@100 ........................................................... 1,000 1,015
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 5.00%, 12/1/52,
Continuously Callable @100 ........................................... 685 697
City of Chicago Wastewater Transmission Revenue, Series A, 5.00%, 1/1/47 , Continuously
Callable @100 ..................................................... 1,000 1,005

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
City of Chicago, GO
Series A, 5.00%, 1/1/45, Continuously Callable @100 ......................... $ 2,500 $ 2,378
Series A, 6.00%, 1/1/50, Continuously Callable @100 ......................... 1,335 1,374
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100 ................... 1,000 1,008
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100 ....... 1,000 1,029
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable
@102 ........................................................... 1,000 1,011
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100 ............................... 1,000 1,000
0.00%, 5/15/40, Continuously Callable @100(j) ............................. 409 35
4.00%, 10/15/44, Continuously Callable @103 .............................. 2,000 1,630
Series A, 5.00%, 5/15/37, Continuously Callable @100 ........................ 1,000 1,013
Series A, 5.00%, 5/15/45, Continuously Callable @100 ........................ 1,000 1,000
Series B, 5.00%, 10/1/49, Continuously Callable @100(g) ...................... 750 718
Series C, 4.00%, 2/15/41, Continuously Callable @100 ........................ 5 5
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 925 941
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 45 46
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 25 25
Illinois Housing Development Authority Revenue, Series I, 4.63%, 4/1/50, Continuously
Callable @100 ..................................................... 3,000 2,957
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable
@100 ........................................................... 2,500 2,491
Northern Illinois University Certificate of Participation, 5.50%, 4/1/49, Continuously Callable
@100 ........................................................... 1,000 1,058
Peoria County Community Unit School District No. 323, GO, 4.00%, 4/1/28, Continuously
Callable @100 ..................................................... 1,250 1,245
Sangamon County Water Reclamation District, GO, Series A, 5.75%, 1/1/53, Continuously
Callable @100 ..................................................... 1,235 1,237
St. Clair County Community Unit School District No. 187, GO (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 1/1/54, Continuously Callable @100 ........... 1,000 1,021
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100 ............................... 225 243
Series A, 5.50%, 3/1/47, Continuously Callable @100 ......................... 1,000 1,053
Series B, 4.00%, 10/1/33, Continuously Callable @100 ........................ 2,300 2,371
37,389
Indiana (0.9%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.),
4.00%, 2/1/39, Continuously Callable @100 ............................... 1,000 999
Indiana Finance Authority Revenue
5.25%, 3/1/54, Continuously Callable @100 ............................... 4,000 4,147
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,100 1,086
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100 1,500 1,500
7,732
Iowa (0.1%):
Iowa Finance Authority Revenue, Series A, 4.75%, 7/1/55, Continuously Callable @100 .... 1,260 1,270
Kansas (0.4%):
City of Lawrence Revenue, Series A, 5.00%, 7/1/43, Continuously Callable @100 ........ 1,500 1,509
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100 ......................... 1,250 1,250
Series A, 5.00%, 9/1/45, Continuously Callable @100 ......................... 1,000 1,001
3,760
Kentucky (1.6%):
City of Ashland Revenue, Series A, 5.00%, 2/1/40, Continuously Callable @100 .......... 1,000 1,003
Kentucky Economic Development Finance Authority Revenue, Series A, 5.00%, 5/15/46,
Continuously Callable @100 ........................................... 1,000 817
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100 .......... 1,000 1,008
Kentucky Municipal Energy Agency Revenue, 5.00%, 1/1/50, Continuously Callable @100 .. 3,000 3,113
Kentucky Public Energy Authority Revenue
Series B, 5.00%, 12/1/33, Continuously Callable @100 ........................ 3,215 3,359
Series B, 5.00%, 1/1/55, (Put Date 8/1/32)(f) ............................... 1,250 1,340

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... $ 4,000 $ 3,925
14,565
Louisiana (0.9%):
City of Shreveport Water & Sewer Revenue, 5.00%, 12/1/40, Continuously Callable @100 .. 1,000 1,000
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%,
12/1/44, Continuously Callable @100 .................................... 500 483
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.),
Series C, 5.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 1,001
Louisiana Housing Corp. Revenue, Series A, 4.70%, 6/1/55, Continuously Callable @100 ... 1,000 984
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100 ............................... 1,000 1,027
5.00%, 10/1/43, Continuously Callable @100 ............................... 1,000 1,018
Louisiana Public Facilities Authority Revenue
5.25%, 10/1/53, Continuously Callable @100 ............................... 2,000 2,001
5.25%, 7/1/55, Continuously Callable @100 ............................... 700 739
8,253
Maine (0.8%):
Finance Authority of Maine Revenue, 5.50%, 7/1/55, Continuously Callable @100 ........ 2,000 2,111
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 1,000 733
Maine State Housing Authority Revenue
Series A, 4.70%, 11/15/53, Continuously Callable @100 ....................... 2,000 1,953
Series C, 5.25%, 11/15/55, Continuously Callable @100 ....................... 2,000 2,053
6,850
Maryland (1.3%):
City of Gaithersburg Revenue, 5.13%, 1/1/42, Continuously Callable @103 ............. 865 871
Maryland Economic Development Corp. Revenue, 4.50%, 10/1/54, Continuously Callable
@100 ........................................................... 2,000 1,931
Maryland Health & Higher Educational Facilities Authority Revenue
5.25%, 7/1/53, Continuously Callable @100 ............................... 1,250 1,279
5.00%, 7/1/54, Continuously Callable @100 ............................... 1,250 1,285
5.00%, 10/1/54, Continuously Callable @100 ............................... 2,500 2,557
5.00%, 7/1/55, Continuously Callable @100 ............................... 1,500 1,537
Series A, 5.25%, 7/1/52, Continuously Callable @100 ......................... 2,000 2,107
11,567
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100 ............................... 1,000 1,000
5.00%, 10/1/57, Continuously Callable @102(g) ............................ 1,000 940
Series A, 5.00%, 6/1/39, Pre-refunded 6/1/29 @ 100 .......................... 1,000 1,084
Series A, 5.00%, 7/1/44, Continuously Callable @100 ......................... 1,600 1,544
Series A, 5.50%, 7/1/44, Continuously Callable @100 ......................... 500 469
Series B, 4.00%, 6/1/50, Continuously Callable @100 ......................... 1,000 763
Series D, 5.00%, 7/1/44, Continuously Callable @100 ........................ 1,000 994
Series I, 5.00%, 7/1/46, Continuously Callable @100 ......................... 1,000 995
Series N, 5.50%, 7/1/55, Continuously Callable @100 ........................ 2,000 2,140
Series T1, 3.39% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26)(f)(g)(k) .......... 1,250 1,248
Massachusetts Housing Finance Agency Revenue, Series 242, 4.80%, 12/1/55, Continuously
Callable @100 ..................................................... 1,250 1,253
12,430
Michigan (1.5%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 1,000 1,000
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program), 5.00%, 5/1/42, Continuously Callable @100 ........................ 1,000 1,035
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100 ....... 1,000 1,020
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable
@103 ........................................................... 500 426
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.), Series
A, 5.00%, 5/1/40, Continuously Callable @100 ............................. 1,250 1,256

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45,
Continuously Callable @100 ........................................... $ 1,000 $ 1,007
Michigan Finance Authority Revenue
4.00%, 2/1/42, Continuously Callable @100 ............................... 745 659
4.00%, 9/1/45, Continuously Callable @100 ............................... 1,000 809
4.00%, 12/1/51, Continuously Callable @100 ............................... 1,490 886
5.63%, 11/1/52, Continuously Callable @100 ............................... 2,000 2,054
Michigan State Housing Development Authority Revenue
Series A-1, 5.30%, 10/1/55, Continuously Callable @100 ...................... 2,000 2,057
Series C, 5.00%, 6/1/46, Continuously Callable @100 ......................... 1,500 1,521
13,730
Minnesota (0.3%):
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, Series A,
5.00%, 11/15/47, Continuously Callable @100 .............................. 1,000 975
Minnesota Housing Finance Agency Revenue, Series L, 4.95%, 1/1/50, Continuously Callable
@100 ........................................................... 1,250 1,284
2,259
Mississippi (0.1%):
Mississippi Home Corp. Revenue, Series A, 4.95%, 6/1/53, Continuously Callable @100 ... 835 850
Missouri (0.6%):
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 8/1/45, Continuously Callable @100 ............................... 1,270 1,237
4.00%, 2/15/51, Continuously Callable @100 ............................... 480 402
5.00%, 12/1/52, Continuously Callable @100 ............................... 500 515
Series A, 4.00%, 2/15/49, Continuously Callable @100 ........................ 250 221
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100 1,000 834
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/38, Continuously Callable @100 ............................... 1,000 1,030
5.00%, 10/1/49, Continuously Callable @100 ............................... 1,000 1,021
5,260
Montana (0.1%):
Montana Board of Housing Revenue, Series A, 4.88%, 12/1/54, Continuously Callable @100 250 252
Montana Facility Finance Authority Revenue, Series A, 5.50%, 2/15/55, Continuously Callable
@100 ........................................................... 335 354
606
Nebraska (0.7%):
Central Plains Energy Project Revenue
Series 1, 5.00%, 5/1/53, (Put Date 10/1/29)(f) ............................... 2,000 2,098
Series A, 5.00%, 9/1/42 .............................................. 1,000 1,064
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable
@100 ........................................................... 1,000 1,000
Nebraska Investment Finance Authority Revenue
Series A, 4.65%, 9/1/55, Continuously Callable @100 ......................... 1,000 985
Series E, 5.05%, 9/1/50, Continuously Callable @100 ......................... 1,000 1,027
6,174
Nevada (0.5%):
Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100 ................... 1,000 1,005
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously
Callable @100 ..................................................... 1,555 1,529
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable
@100 ........................................................... 1,500 1,501
4,035
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
Series A, 5.25%, 7/1/48, Continuously Callable @103 ......................... 1,000 1,006
Series A, 5.25%, 11/1/54, Continuously Callable @100 ........................ 1,000 1,049
Series A, 5.00%, 6/1/55, Continuously Callable @100 ......................... 850 858
Series C, 5.25%, 7/1/54, Continuously Callable @100 ......................... 1,000 1,001
New Hampshire Housing Finance Authority Revenue, Series E, 4.95%, 7/1/56, Continuously
Callable @100 ..................................................... 1,775 1,799
5,713

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
New Jersey (1.6%):
New Jersey Economic Development Authority Revenue
5.00%, 6/15/43, Continuously Callable @100 ............................... $ 630 $ 649
5.00%, 6/15/43, Pre-refunded 12/15/28 @ 100 .............................. 370 398
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 1,003
Series A, 5.00%, 6/15/47, Continuously Callable @100 ........................ 1,000 1,008
Series B, 5.00%, 6/15/43, Continuously Callable @100 ........................ 1,000 1,031
Series DDD, 5.00%, 6/15/42, Pre-refunded 6/15/27 @ 100 ..................... 2,000 2,075
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/1/37, Continuously Callable @100 .......................... 500 508
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously
Callable @100 ..................................................... 1,000 1,010
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/37, Continuously Callable @100 ............................... 1,000 1,037
Series A, 5.25%, 7/1/54, Continuously Callable @100 ......................... 1,000 1,069
New Jersey Housing & Mortgage Finance Agency Revenue, Series A, 4.90%, 11/1/50,
Continuously Callable @100 ........................................... 500 505
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/48, Pre-refunded 12/15/32 @ 100 .............................. 1,000 1,160
Series A, 12/15/38(h) ................................................ 1,500 913
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 11/1/52, Continuously Callable @100 ............................... 500 523
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable
@100 ........................................................... 500 506
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable
@100 ........................................................... 500 500
13,895
New York (4.4%):
Build NYC Resource Corp. Revenue
Series A, 7.00%, 4/15/53, Continuously Callable @100(g) ...................... 1,000 1,021
Series A, 5.50%, 12/1/56, Continuously Callable @100 ........................ 720 762
City of New York, GO, Series B-3, 1.25%, 10/1/46(i) ............................. 6,900 6,900
Clinton County Capital Resource Corp. Revenue, 5.00%, 7/1/46, Continuously Callable
@100(g) ......................................................... 800 830
New York City Housing Development Corp. Revenue
Series A-1, 4.80%, 11/1/55, Continuously Callable @100 ...................... 1,000 1,003
Series C, 4.95%, 2/1/55, Continuously Callable @100 ......................... 835 837
Series F-2, 5.00%, 11/1/55, Continuously Callable @100 ...................... 1,335 1,349
New York City Municipal Water Finance Authority Revenue, Series DD, 1.25%, 6/15/33(i) .. 15,420 15,420
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 630 737
5.50%, 10/1/37 .................................................... 1,500 1,793
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,000 925
New York State Dormitory Authority Revenue
5.50%, 10/1/54, Continuously Callable @100 ............................... 1,500 1,613
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 805
Series A, 4.25%, 7/1/50, Continuously Callable @100 ......................... 625 567
Series A-1, 5.50%, 7/1/55, Continuously Callable @100 ....................... 500 533
St. Lawrence County Industrial Development Agency Revenue, 5 .25%, 7/1/52, Continuously
Callable @100 ..................................................... 1,190 1,203
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 266, 4.70%,
10/1/52, Continuously Callable @100 .................................... 1,500 1,484
The Genesee County Funding Corp. Revenue, Series A , 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... 500 507
Triborough Bridge & Tunnel Authority Revenue, Series A, 4.50%, 12/1/56, Continuously
Callable @100 ..................................................... 1,000 997
39,286
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... 1,000 1,008
Series A, 5.13%, 10/1/54, Continuously Callable @100 ........................ 1,500 1,493
2,501

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
North Dakota (0.6%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100 ............ $ 1,450 $ 1,165
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 1,000 958
North Dakota Housing Finance Agency Revenue, Series A, 5.05%, 7/1/53, Continuously
Callable @100 ..................................................... 935 958
Williston Parks & Recreation District Revenue, Series A, 4.75%, 12/1/50, Continuously
Callable @100 ..................................................... 2,000 2,034
5,115
Ohio (1.5%):
Columbus Regional Airport Authority Revenue , Series B, 5.25%, 1/1/55, Continuously
Callable @100 ..................................................... 580 612
County of Hamilton Revenue
5.50%, 1/1/55, Continuously Callable @103 ............................... 1,000 1,012
Series A, 5.50%, 8/1/51, Continuously Callable @100 ......................... 1,300 1,354
Series A , 5.75%, 1/1/53, Continuously Callable @103 ......................... 500 509
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100 ................ 2,420 2,429
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.),
5.00%, 12/1/43 , Continuously Callable @100 ............................... 775 817
Ohio Higher Educational Facility Commission Revenue
4.00%, 12/1/46, Continuously Callable @100 ............................... 750 629
5.25%, 1/1/52, Continuously Callable @100 ............................... 1,000 1,007
4.00%, 10/1/52, Continuously Callable @100 ............................... 2,000 1,594
Port of Greater Cincinnati Development Authority Revenue, Series A, 5.00%, 12/1/55,
Continuously Callable @100 ........................................... 700 707
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100 ... 750 665
West Central Ohio Port Authority Revenue, Series A, 5.50%, 12/1/55, Continuously Callable
@100 ........................................................... 2,000 2,042
13,377
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously
Callable @100 ..................................................... 1,000 1,000
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102 .. 750 766
1,766
Oregon (0.2%):
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,000 793
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/47, Continuously Callable @103 ... 1,000 838
1,631
Pennsylvania (3.1%):
Allegheny County Hospital Development Authority Revenue, Series A, 5.00%, 4/1/47,
Continuously Callable @100 ........................................... 2,000 2,005
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100 .... 1,665 1,618
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.), 4.00%,
6/1/44, Continuously Callable @100 ..................................... 1,500 1,498
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 1,028
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103 ................. 500 404
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100 ................... 800 635
Lehigh County General Purpose Authority Revenue, 5.25%, 2/1/54, Continuously Callable
@100 ........................................................... 1,400 1,401
Montgomery County IDA Revenue
4.00%, 10/1/46, Continuously Callable @100 ............................... 625 550
4.00%, 10/1/51, Continuously Callable @100 ............................... 825 697
Northampton County General Purpose Authority Revenue
5.00%, 8/15/43, Continuously Callable @100 ............................... 1,000 1,009
5.00%, 8/15/48, Continuously Callable @100 ............................... 2,500 2,504
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46,
Continuously Callable @100 ........................................... 1,575 1,310
Pennsylvania Housing Finance Agency Revenue
Series 147A, 4.73%, 4/1/53, Continuously Callable @100 ...................... 1,500 1,461
Series 148A, 4.80%, 10/1/55, Continuously Callable @100 ..................... 2,000 1,976
Series 149A, 5.20%, 4/1/53, Continuously Callable @100 ...................... 500 510

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, 5.00%, 12/1/39,
Continuously Callable @100 ........................................... $ 1,000 $ 1,047
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100 ...................... 1,000 1,000
Series A-1, 5.00%, 12/1/47, Continuously Callable @100 ...................... 1,000 1,012
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100 ............... 1,050 1,039
Reading School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38,
Continuously Callable @100 ........................................... 1,500 1,528
The Berks County Municipal Authority Revenue
Series A1, 8.00%, 6/30/34, Continuously Callable @104 ....................... 156 157
Series A-2A, 6.00%, 6/30/34, Continuously Callable @104 ..................... 78 82
Series A3, 5.00%, 6/30/39, Continuously Callable @100 ....................... 1,050 950
Series B1, 0.00%, 6/30/44, Continuously Callable @89(l) ...................... 525 367
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/38, Continuously Callable @100 ......................... 1,000 1,041
Series F, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,008
27,837
Rhode Island (0.3%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 85-A, 4.70%, 4/1/55,
Continuously Callable @100 ........................................... 2,000 1,979
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously
Callable @100 ..................................................... 1,000 1,004
2,983
South Carolina (0.4%):
South Carolina Jobs-Economic Development Authority Revenue, 5.25%, 2/1/53, Continuously
Callable @100 ..................................................... 750 785
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/55, Continuously Callable @100 ........................ 1,000 1,030
Series B, 5.25%, 12/1/54, Continuously Callable @100 ........................ 1,000 1,055
South Carolina State Housing Finance & Development Authority Revenue, Series A, 4.70%,
1/1/55, Continuously Callable @100 ..................................... 985 973
3,843
South Dakota (0.2%):
South Dakota Housing Development Authority Revenue, Series C, 5.10%, 5/1/52,
Continuously Callable @100 ........................................... 2,000 2,060
Tennessee (1.0%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously
Callable @100 ..................................................... 1,500 1,542
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 1,465 1,466
Series A, 5.00%, 10/1/45, Continuously Callable @100 ........................ 1,000 960
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(f) ............... 2,500 2,687
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 12/1/35, Continuously Callable
@100 ........................................................... 2,400 2,610
9,265
Texas (6.3%):
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously
Callable @103 ..................................................... 1,000 983
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-DBE-
8159, 1.40%, 3/1/41(g)(i) ............................................. 5,300 5,3 00
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 2/15/48, Continuously Callable @100 ............................... 1,000 1,009
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 1,700 1,366
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,001
5.00%, 9/1/40, Continuously Callable @100 ............................... 1,000 1,001
City of Irving Revenue, 5.00%, 8/15/43, Continuously Callable @100 ................. 1,000 1,002
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable
@100 ........................................................... 1,000 997
Clifton Higher Education Finance Corp. Revenue
4.63%, 4/1/50, Continuously Callable @100 ............................... 1,800 1,785
4.25%, 8/15/52, Continuously Callable @100 ............................... 1,500 1,393

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.25%, 4/1/53, Continuously Callable @100 ............................... $ 3,250 $ 3,049
County of Fort Bend Toll Road Revenue, 5.25%, 3/1/55, Continuously Callable @100 ..... 3,000 3,171
EP Cimarron Ventanas PFC Revenue, 4.13%, 12/1/39, Continuously Callable @100 ....... 2,000 1,982
Gulf Coast IDA Revenue, 0.95%, 11/1/41(i) .................................... 1,325 1,325
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38,
Continuously Callable @100 ........................................... 1,000 825
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100 .... 1,000 965
Hidalgo County Regional Mobility Authority Revenue, Series B, 4.00%, 12/1/41, Continuously
Callable @100 ..................................................... 700 635
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2024-DBE-
8153, 1.40%, 3/1/60(g)(i) ............................................. 4,045 4,045
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100 ........ 350 360
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 1,000 1,000
Mesquite Health Facilities Development Corp. Revenue, 0.00%, 2/15/35, Continuously
Callable @100(j) ................................................... 338 4
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series A1, 5 .00%, 7/1/38, Continuously Callable @100 .......... 225 232
Port of Port Arthur Navigation District Revenue
3.20%, 11/1/40(i) ................................................... 4,500 4,500
Series A, 0.95%, 4/1/40(i) ............................................. 2,000 2,000
Series C, 1.00%, 4/1/40(i) ............................................. 900 900
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
2/15/43, Continuously Callable @100 .................................... 1,000 1,033
San Antonio Education Facilities Corp. Revenue
5.00%, 10/1/50, Continuously Callable @100 ............................... 1,250 1,180
4.00%, 4/1/54, Continuously Callable @100 ............................... 1,000 768
Tarrant County Cultural Education Facilities Finance Corp. Revenue
Series A, 0.00%, 11/15/45, Continuously Callable @100(j) ..................... 818 12
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 750 766
Series B, 0.00%, 11/15/36, Continuously Callable @100(j) ..................... 818 12
Series B, 5.00%, 11/15/46, Continuously Callable @100 ....................... 1,935 1,858
Series B, 5.00%, 7/1/48, Continuously Callable @100 ......................... 2,960 2,986
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... 1,375 1,418
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-DBE-
8158, 1.40%, 8/1/62(g)(i) ............................................. 4,900 4,900
55,763
Utah (0.4%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 500 457
Utah Charter School Finance Authority Revenue
4.00%, 4/15/52, Continuously Callable @100 ............................... 3,000 2,532
4.50%, 10/15/52, Continuously Callable @100 .............................. 1,000 927
3,916
Vermont (0.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46,
Continuously Callable @100 ........................................... 1,000 820
Virginia (0.5%):
Salem Economic Development Authority Revenue, 6.00%, 4/1/55, Continuously Callable
@100 ........................................................... 250 267
Virginia Housing Development Authority Revenue
Series E, 4.95%, 10/1/55, Continuously Callable @100 ........................ 2,000 2,008
Series F-3, 5.05%, 7/1/55, Continuously Callable @100 ....................... 2,000 2,036
4,311
Washington (0.5%):
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100 ............................... 1,000 915
Series A, 5.00%, 1/1/47, Pre-refunded 1/1/27 @ 100 .......................... 1,000 1,026
Washington State Housing Finance Commission Revenue
5.00%, 1/1/38, Continuously Callable @102(g) ............................. 1,000 961
Series A , 5.00%, 7/1/48, Continuously Callable @103 ......................... 1,000 993

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A-1, 3.50%, 12/20/35 ........................................... $ 279 $ 272
4,167
Wisconsin (1.5%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100 ............................... 1,000 1,037
5.00%, 1/1/42, Continuously Callable @103(g) ............................. 600 553
5.50%, 12/1/44, Continuously Callable @100(g) ............................ 1,000 1,013
4.00%, 2/1/51, Continuously Callable @100 ............................... 1,000 748
Series A, 5.25%, 3/1/47, Continuously Callable @100 ......................... 2,000 1,983
Series A, 5.25%, 10/1/48, Continuously Callable @100 ........................ 1,500 1,405
Series A, 4.00%, 7/1/51, Continuously Callable @100 ......................... 880 723
Series A, 5.75%, 7/1/53, Continuously Callable @100(g) ...................... 1,500 1,515
Series A , 5.25%, 6/15/55, Continuously Callable @100 ........................ 500 499
Series B, 5.50%, 6/15/55, Continuously Callable @100 ........................ 375 381
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 7/1/44, Continuously Callable @100 ............................... 600 612
University of Wisconsin Hospitals & Clinics Revenue, Series A, 4.25%, 4/1/52, Continuously
Callable @100 ..................................................... 500 463
Wisconsin Health & Educational Facilities Authority Revenue, 4.38%, 8/15/55, Continuously
Callable @100 ..................................................... 3,000 2,815
13,747
Wyoming (0.1%):
Wyoming Community Development Authority Revenue, Series 1, 4.88%, 12/1/53,
Continuously Callable @100 ........................................... 1,000 1,006
Total Municipal Bonds (Cost $473,424)
a
a
a
458,855
Shares
Exchange-Traded Funds (0.5%)
iShares Core S&P 500 ETF ................................................ 6,777 4,655
Total Exchange-Traded Funds (Cost $4,503)
a
a
a
4,655
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.91%(m) ....... 54,937 55
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.91%(m) ........... 54,937 55
Invesco Government & Agency Portfolio, Institutional Shares, 3.92%(m) ............... 54,937 55
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.91%(m) 54,937 55
Total Collateral for Securities Loaned (Cost $220)
a
a
a
220
Total Investments (Cost $559,792) — 99.5% 889,005
Other assets in excess of liabilities —  0.5% 4,280
NET ASSETS - 100.00% $ 893,285
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rounds to less than $1 thousand.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued using significant unobservable inputs as of November 30, 2025.
(f) Put Bond.
(g) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$27,678 (thousands) and amounted to 3.1% of net assets.
(h) Zero-coupon bond.
(i) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2025.
(l) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(m) Rate disclosed is the daily yield on November 30, 2025.

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (1.5%)
ABS Other (0.8%):
Consumers 2014 Securitization Funding LLC , Series 2014-A , Class A3 , 3 .53% , 5/1/29 ..... $ 2,441 $ 2,420
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000 3,935
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 3,160 2,851
9,206
Agency ABS Other (0.7%):
Nelnet Student Loan Trust ................................................
Series 2006-3 , Class B , 4 .88% ( SOFR90A + 51 bps ) , 6/25/41 , Callable 12/25/25 @ 100 (a) 1,214 1,141
Series 2015-3A , Class A2 , 4 .79% ( SOFR30A + 71 bps ) , 2/27/51 , Callable 1/25/30 @
100 (a) (b) ......................................................... 670 667
Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 4/25/33 @ 100 (b) .............. 3,272 2,991
SLM Student Loan Trust ..................................................
Series 2006-4 , Class B , 4 .77% ( SOFR90A + 46 bps ) , 1/25/70 , Callable 1/25/31 @ 100 (a) 1,839 1,767
Series 2013-6 , Class A3 , 4 .84% ( SOFR30A + 76 bps ) , 6/26/28 (a) .................. 1,483 1,472
8,038
Total Asset-Backed Securities (Cost $17,693)
a
a
a
17,244
Collateralized Mortgage Obligations (14.9%)
Agency CMO (0.2%):
Federal Home Loan Mortgage Corporation , Series 4772 , Class ZG , 4 .50% , 12/15/47 ....... 2,054 2,047
Agency CMO Floating (0.6%):
Federal Home Loan Mortgage Corporation .....................................
Series 3134 , Class FA , 4 .56% ( SOFR30A + 41 bps ) , 3/15/36 (a) ................... 226 224
Series 4023 , Class PF , 4 .81% ( SOFR30A + 66 bps ) , 10/15/41 (a) ................... 175 175
Series 5522 , Class BF , 5 .12% ( SOFR30A + 105 bps ) , 3/25/55 (a) .................. 2,485 2,486
Series 5525 , Class FA , 5 .27% ( SOFR30A + 120 bps ) , 4/25/55 (a) .................. 1,666 1,669
Federal National Mortgage Association .......................................
Series 2005-29 , Class FY , 4 .49% ( SOFR30A + 41 bps ) , 4/25/35 (a) ................. 388 386
Series 2007-84 , Class F , 4 .49% ( SOFR30A + 41 bps ) , 8/25/37 (a) .................. 264 262
Series 2024-96 , Class FC , 5 .27% ( SOFR30A + 120 bps ) , 12/25/54 (a) ............... 2,447 2,450
7,652
Agency CMO Other (5.3%):
Federal Home Loan Mortgage Corporation .....................................
Series 4623 , Class H , 2 .50% , 11/15/44 .................................... 887 829
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 2,773 2,820
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 2,425 2,416
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 2,223 2,241
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 2,949 2,982
Federal National Mortgage Association .......................................
Series 2012-100 , Class BA , 1 .50% , 9/25/27 ................................ 56 55
Series 2012-102 , Class GA , 1 .38% , 9/25/27 ................................ 99 97
Series 2012-103 , Class HB , 1 .50% , 9/25/27 ................................ 64 62
Series 2012-107 , Class GC , 1 .50% , 10/25/27 ............................... 93 92
Series 2012-73 , Class DC , 1 .50% , 7/25/27 ................................. 166 162
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 890 900
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 2,189 2,200
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 2,810 2,825
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 1,576 1,579
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 2,537 1,990
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,386 2,149
Series 2022-68 , Class WQ , 3 .80% , 5/20/50 (c) .............................. 3,581 3,536
Series 2022-90 , Class QU , 4 .00% , 11/20/49 ................................ 5,396 5,302
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 3,206 3,235
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 1,224 1,232
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,567 1,573
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 776 782
Series 2023-196 , Class E , 3 .00% , 9/20/48 ................................. 3,200 3,069
Series 2023-53 , Class QA , 5 .00% , 6/20/49 ................................. 2,719 2,741

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. $ 2,445 $ 2,445
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 506 509
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 1,317 1,319
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 1,251 1,256
Series 2025-114 , Class JA , 4 .50% , 8/20/51 ................................. 1,888 1,889
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ 1,478 1,448
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 2,930 2,939
Series 2025-139 , Class EA , 4 .00% , 3/20/65 ................................ 1,967 1,935
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 2,285 2,283
60,892
Agency Commercial MBS (8.8%):
Federal Home Loan Mortgage Corporation .....................................
Series K057 , Class A2 , 2 .57% , 7/25/26 ................................... 6,408 6,352
Series K080 , Class A2 , 3 .93% , 7/25/28 (c) ................................. 5,000 5,012
Series K126 , Class A2 , 2 .07% , 1/25/31 ................................... 2,860 2,615
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 5,000 4,500
Series K141 , Class A2 , 2 .25% , 2/25/32 ................................... 2,000 1,805
Series K142 , Class A2 , 2 .40% , 3/25/32 ................................... 3,000 2,726
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 5,000 4,526
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 5,183 4,713
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 3,423 3,132
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 3,000 2,799
Series K147 , Class A2 , 3 .00% , 6/25/32 (c) ................................. 3,000 2,811
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 3,000 2,895
Series K523 , Class AS , 4 .75% ( SOFR30A + 55 bps ) , 4/25/29 (a) ................... 2,997 2,999
Series K536 , Class AS , 4 .70% ( SOFR30A + 50 bps ) , 11/25/29 (a) .................. 2,749 2,749
Series K759 , Class A2 , 4 .80% , 1/25/32 (c) ................................. 3,000 3,111
Series KPLB2 , Class A , 4 .83% , 6/25/33 (d) ................................. 5,000 5,184
Federal National Mortgage Association .......................................
Series 2016-M5 , Class A2 , 2 .47% , 4/25/26 ................................. 2,312 2,297
Series 2017-M12 , Class A2 , 3 .17% , 6/25/27 (c) .............................. 3,177 3,139
Series 2017-M8 , Class A2 , 3 .06% , 5/25/27 (c) ............................... 5,445 5,382
Series 2018-M10 , Class A2 , 3 .47% , 7/25/28 (c) .............................. 7,772 7,695
Series 2018-M4 , Class A2 , 3 .16% , 3/25/28 (c) ............................... 1,728 1,701
Series 2021-M3G , Class A2 , 1 .29% , 1/25/31 (c) ............................. 3,000 2,632
Series 2022-M12 , Class A , 3 .10% , 12/25/28 (c) .............................. 5,496 5,378
Series 2022-M13 , Class A2 , 2 .68% , 6/25/32 ................................ 8,671 7,926
Series 2022-M3 , Class A2 , 1 .76% , 11/25/31 (c) .............................. 4,000 3,496
Series 2023-M4 , Class A2 , 3 .89% , 9/25/32 (c) ............................... 4,000 3,906
101,481
Total Collateralized Mortgage Obligations (Cost $169,033)
a
a
a
172,072
Corporate Bonds (1.3%)
Finacials (0.2%):
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 2,160 2,201
Utilities (1.1%):
Centerpoint Energy Restoration Bond Co. II LLC , 4 .26% , 12/15/35 ................... 4,000 4,013
Duke Energy Carolinas SC Storm Funding LLC , 4 .90% , 3/1/46 ...................... 541 549
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,294 3,411
Tennessee Valley Authority , 3 .50% , 12/15/42 ................................... 5,000 4,245
12,218
Total Corporate Bonds (Cost $14,351)
a
a
a
14,419
Municipal Bonds (0.7%)
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 160 158
State of Hawaii, GO , Series GN , 4 .94% , 10/1/37 , Continuously Callable @100 ........... 2,000 2,047
2,205

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .15% , 2/1/33 .............................................. $ 3,150 $ 3,161
Series A , 4 .28% , 2/1/36 .............................................. 2,000 1,995
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 633 644
5,800
Texas (0.0%):(e)
State of Texas, GO , 4 .86% , 10/1/35 , Continuously Callable @100 .................... 500 520
Total Municipal Bonds (Cost $8,441)
a
a
a
8,525
U.S. Government Agency Mortgages (49.7%)
Federal Farm Credit Banks Funding Corporation
3 .98% , 2/5/29 ..................................................... 3,000 3,000
4 .58% , 4/2/29 ..................................................... 1,500 1,500
2 .55% , 12/21/34 .................................................... 3,000 2,580
2 .20% , 9/2/36 ..................................................... 2,000 1,588
5 .60% , 8/5/39 ..................................................... 4,000 3,984
12,652
Federal Home Loan Mortgage Corporation
4 .05% , 10/1/29 .................................................... 4,000 3,992
4 .40% , 11/1/29 ..................................................... 3,355 3,388
3 .00% , 3/1/32 - 5/1/52 ............................................... 16,300 14,989
3 .42% , 10/1/33 .................................................... 350 329
3 .50% , 10/1/33 - 7/1/52 .............................................. 18,501 17,412
4 .00% , 10/1/33 - 12/1/52 ............................................. 22,541 21,958
5 .50% , 12/1/35 - 1/1/55 .............................................. 26,304 26,786
1 .50% , 4/1/37 ..................................................... 2,665 2,401
5 .00% , 3/1/38 - 12/1/55 .............................................. 55,834 56,099
5 .10% , 7/1/40 ..................................................... 998 1,028
2 .50% , 5/1/42 ..................................................... 2,289 2,066
4 .50% , 11/1/42 - 5/1/55 .............................................. 10,712 10,593
3 .98% ( SOFR30A + 227 bps ) , 8/1/52 (a) .................................... 5,980 5,932
6 .50% , 2/1/53 ..................................................... 2,388 2,480
6 .00% , 8/1/53 - 3/1/55 ............................................... 11,694 12,005
181,458
Federal National Mortgage Association
2 .25% , 11/1/26 ..................................................... 1,722 1,695
3 .00% , 2/1/27 - 4/1/52 ............................................... 18,206 16,422
2 .48% , 11/1/29 ..................................................... 867 820
1 .74% , 2/1/31 ..................................................... 2,973 2,627
1 .64% , 9/1/31 ..................................................... 1,250 1,093
1 .21% , 10/1/32 (c) .................................................. 2,314 2,049
2 .13% , 1/1/34 ..................................................... 4,000 3,464
4 .46% , 4/1/35 ..................................................... 4,981 5,005
5 .00% , 12/1/35 - 11/1/55 .............................................. 32,940 33,068
1 .50% , 3/1/37 ..................................................... 2,476 2,238
5 .50% , 11/1/37 - 11/1/55 .............................................. 34,117 34,710
4 .50% , 1/1/38 - 11/1/55 .............................................. 38,749 38,255
4 .00% , 4/1/38 - 12/1/54 .............................................. 38,493 37,079
6 .00% , 5/1/38 - 11/1/54 .............................................. 2,266 2,342
2 .50% , 6/1/41 - 3/1/52 ............................................... 18,620 16,228
3 .50% , 1/1/42 - 7/1/52 ............................................... 29,791 27,967
3 .48% , 7/1/42 ..................................................... 506 471
4 .24% , 4/1/43 (c) ................................................... 1,245 1,222
2 .44% , 10/1/51 .................................................... 2,575 1,727
2 .00% , 11/1/51 - 12/1/51 .............................................. 23,038 18,945
247,427

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Government National Mortgage Association
7 .00% , 5/15/27 - 7/15/32 ............................................. $ 222 $ 230
8 .00% , 5/15/27 - 9/15/30 ............................................. 78 81
7 .50% , 2/15/28 - 10/20/54 ............................................. 2,719 2,759
6 .00% , 4/15/28 - 10/20/53 ............................................. 6,283 6,534
6 .50% , 5/15/28 - 8/20/34 ............................................. 824 863
6 .75% , 5/15/28 .................................................... 2 2
5 .50% , 4/20/33 - 2/20/54 ............................................. 18,888 19,354
5 .00% , 5/20/33 - 11/20/54 ............................................. 14,765 14,826
2 .50% , 1/20/37 - 7/20/53 ............................................. 36,545 31,790
4 .50% , 9/15/39 - 9/20/53 ............................................. 18,041 17,922
4 .00% , 7/15/40 - 11/20/40 ............................................. 1,562 1,529
3 .00% , 8/20/51 - 12/20/53 ............................................. 25,004 22,513
3 .50% , 4/20/52 - 6/20/52 ............................................. 3,186 2,904
121,307
Small Business Administration Pools
4 .40% ( PRIME - 285 bps ) , 9/25/31 (a) ..................................... 2,200 2,186
6 .88% ( PRIME - 38 bps ) , 2/25/32 (a) ...................................... 1,922 1,983
8 .13% ( PRIME + 88 bps ) , 2/25/32 (a) ...................................... 1,259 1,322
8 .85% ( PRIME + 160 bps ) , 2/25/32 (a) ..................................... 1,768 1,879
7 .38% ( PRIME + 13 bps ) , 6/25/32 (a) ...................................... 1,224 1,274
4 .75% ( PRIME - 250 bps ) , 9/25/32 (a) ..................................... 1,876 1,874
5 .50% ( PRIME - 175 bps ) , 10/25/34 (a) ..................................... 840 851
11,369
Total U.S. Government Agency Mortgages (Cost $584,230)
a
a
a
574,213
U.S. Treasury Obligations (30.1%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 5,000 5,263
1 .75% , 8/15/41 .................................................... 7,000 4,815
2 .00% , 11/15/41 .................................................... 5,000 3,559
3 .38% , 8/15/42 .................................................... 5,000 4,309
3 .75% , 11/15/43 .................................................... 6,000 5,369
5 .00% , 5/15/45 .................................................... 5,000 5,246
U.S. Treasury Notes
0 .38% , 1/31/26 .................................................... 6,000 5,964
3 .63% , 5/15/26 .................................................... 5,200 5,196
0 .75% , 5/31/26 .................................................... 4,000 3,941
1 .38% , 8/31/26 .................................................... 7,000 6,881
1 .88% , 2/28/27 .................................................... 10,250 10,037
2 .75% , 4/30/27 .................................................... 10,000 9,888
2 .63% , 5/31/27 .................................................... 10,500 10,359
3 .13% , 8/31/27 .................................................... 13,000 12,910
4 .13% , 9/30/27 .................................................... 6,000 6,064
1 .13% , 2/29/28 .................................................... 7,000 6,645
1 .25% , 5/31/28 .................................................... 5,000 4,734
1 .13% , 8/31/28 .................................................... 5,000 4,692
1 .25% , 9/30/28 .................................................... 3,500 3,290
1 .38% , 10/31/28 .................................................... 8,200 7,721
2 .63% , 2/15/29 .................................................... 12,000 11,678
2 .38% , 3/31/29 .................................................... 14,100 13,596
2 .88% , 4/30/29 .................................................... 16,000 15,668
2 .38% , 5/15/29 .................................................... 11,300 10,881
2 .75% , 5/31/29 .................................................... 13,750 13,402
3 .88% , 11/30/29 .................................................... 14,000 14,164
3 .88% , 12/31/29 ..................................................... 8,000 8,095
3 .50% , 1/31/30 .................................................... 10,000 9,975
4 .88% , 10/31/30 .................................................... 16,000 16,906
0 .88% , 11/15/30 .................................................... 18,000 15,788
1 .63% , 5/15/31 .................................................... 15,000 13,508
1 .25% , 8/15/31 .................................................... 16,000 14,011
2 .88% , 5/15/32 .................................................... 13,000 12,354

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .13% , 11/15/32 .................................................... $ 10,000 $ 10,208
3 .50% , 2/15/33 .................................................... 15,000 14,712
3 .38% , 5/15/33 .................................................... 18,000 17,477
3 .88% , 8/15/34 .................................................... 8,000 7,970
Total U.S. Treasury Obligations (Cost $349,591)
a
a
a
347,276
Repurchase Agreements (1.4%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 4 .06% , purchased on
11/28/25, with a maturity date of 12/1/25, with a repurchase value of $16,005 (collateralized by
U.S. Treasury Bonds , 4.63%, due 5/15/54, with a value of $16,320) ................... 16,000 16,000
Total Repurchase Agreements (Cost $16,000)
a
a
a
16,000
Total Investments (Cost $1,159,339) — 99.6% 1,149,749
Other assets in excess of liabilities —  0.4% 4,516
NET ASSETS - 100.00% $ 1,154,265
(a) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2025.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$3,658 (thousands) and amounted to 0.3% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2025.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of November 30, 2025.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of November 30, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of November 30, 2025.

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.8%)
Virginia (88.9%):
Albemarle County Economic Development Authority Revenue , Series B , 1 .20% , 10/1/48 (a) . $ 1,550 $ 1,550
Alexandria IDA Revenue , Series C , 4 .00% , 1/1/46 , Continuously Callable @100 ......... 2,400 2,215
Amherst IDA Revenue
5 .00% , 9/1/26 , Continuously Callable @100 ............................... 295 295
4 .75% , 9/1/30 , Continuously Callable @100 ............................... 2,000 2,000
Arlington County IDA Revenue
5 .00% , 2/15/43 , Continuously Callable @100 ............................... 1,775 1,829
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,585 1,465
Bristol IDA Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 ................... 8,030 8,297
Campbell County IDA Revenue , 4 .00% , 6/1/44 , Continuously Callable @100 ............ 4,600 4,384
Capital Region Airport Commission Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 700 703
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 750 752
Charles City County Economic Development Authority Revenue , Series A , 2 .88% , 2/1/29 ,
Continuously Callable @101 ........................................... 10,000 9,820
Chesapeake Bay Bridge & Tunnel District Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 2,840 2,844
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 6,400 6,404
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 5,000 5,035
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 980
4 .00% , 7/1/43 , Continuously Callable @100 ............................... 4,000 3,736
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B , 4 .75% , 7/15/32 , Continuously Callable @100 ........................ 6,520 6,780
Series B , 4 .88% , 7/15/40 , Continuously Callable @100 ........................ 3,000 3,076
City of Petersburg, GO
4 .25% , 9/1/48 , Continuously Callable @100 ............................... 1,000 998
4 .25% , 9/1/53 , Continuously Callable @100 ............................... 1,250 1,226
City of Richmond Public Utility Revenue
4 .00% , 1/15/40 , Continuously Callable @100 ............................... 6,000 6,000
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 2,220 2,074
County of Fairfax Sewer Revenue , Series A , 5 .00% , 7/15/46 , Continuously Callable @100 .. 5,000 5,241
Fairfax County Economic Development Authority Revenue , 5 .00% , 4/1/47 , Continuously
Callable @100 ..................................................... 4,000 4,071
Fairfax County IDA Revenue
Series A , 4 .00% , 5/15/44 , Continuously Callable @100 ........................ 6,900 6,705
Series A , 4 .00% , 5/15/48 , Continuously Callable @100 ........................ 1,500 1,391
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .38% , 7/1/53 , (Put Date
7/1/43) (b) ........................................................ 5,800 6,169
Front Royal & Warren County IDA Revenue , 4 .00% , 1/1/50 , Continuously Callable @102 .. 7,000 6,288
Hampton Roads Transportation Accountability Commission Revenue , Series A , 4 .00% , 7/1/52 ,
Continuously Callable @100 ........................................... 6,000 5,544
Henrico County Economic Development Authority Revenue
4 .25% , 6/1/26 , Continuously Callable @100 ............................... 140 140
5 .00% , 10/1/37 , Continuously Callable @102 ............................... 2,500 2,531
4 .00% , 10/1/40 , Continuously Callable @103 ............................... 500 500
4 .00% , 10/1/45 , Continuously Callable @103 ............................... 725 671
4 .00% , 10/1/50 , Continuously Callable @103 ............................... 1,500 1,318
Series A , 5 .00% , 10/1/42 , Continuously Callable @103 ........................ 1,000 1,042
Series A , 5 .00% , 10/1/47 , Continuously Callable @103 ........................ 945 957
Series A , 5 .00% , 10/1/52 , Continuously Callable @103 ........................ 7,380 7,447
James City County Economic Development Authority Revenue
4 .00% , 6/1/47 , Continuously Callable @103 ............................... 1,000 793
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 9,905 7,911
Series A , 6 .75% , 12/1/53 , Continuously Callable @103 ........................ 855 922
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @102 (c) ....................... 656 436
Series B , 6 .05% , 3/1/44 , Continuously Callable @102 ......................... 610 512
Series C , 4 .75% , 3/1/54 , Continuously Callable @100 (c) ....................... 2,599 1,104

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Lexington IDA Revenue
4 .00% , 1/1/31 , Continuously Callable @101 ............................... $ 750 $ 756
4 .00% , 1/1/37 , Continuously Callable @101 ............................... 1,000 1,002
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,000 1,019
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 1 .40% , 6/1/63 (a) (d) ................................ 6,600 6,600
Lynchburg Economic Development Authority Revenue
4 .00% , 1/1/39 , Continuously Callable @100 ............................... 1,320 1,329
4 .00% , 1/1/41 , Continuously Callable @100 ............................... 1,135 1,109
5 .00% , 9/1/43 , Continuously Callable @100 ............................... 3,000 2,983
4 .00% , 1/1/55 , Continuously Callable @100 ............................... 14,420 12,393
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 2,250 2,252
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.) ,
Series B , 1 .25% , 1/1/47 (a) ............................................ 3,300 3,300
Manassas Park Economic Development Authority Revenue , 4 .00% , 12/15/52 , Continuously
Callable @100 ..................................................... 4,500 4,161
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (c) (d) .. 1,093 408
Marquis Community Development Authority of York County Tax Allocation
Series B , 1 .13% , 9/1/41 (c) ............................................ 3,532 1,319
Series C , 9/1/41 (e) .................................................. 5,389 5
Montgomery County Economic Development Authority Revenue , Series A , 4 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,750 1,769
Norfolk Airport Authority Revenue , 5 .00% , 7/1/43 , Continuously Callable @100 ......... 2,800 2,896
Norfolk Economic Development Authority Revenue
Series B , 4 .00% , 11/1/48 , Continuously Callable @100 ........................ 6,100 5,532
Series B , 5 .00% , 11/1/48 , (Put Date 11/1/28) (b) ............................. 1,600 1,686
Prince Edward County IDA Revenue
4 .00% , 9/1/43 , Continuously Callable @100 ............................... 2,250 2,164
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,055 2,060
5 .25% , 9/1/57 , Continuously Callable @100 ............................... 3,000 3,081
Prince William County IDA Revenue
5 .00% , 1/1/37 , Continuously Callable @101 ............................... 1,000 979
5 .00% , 1/1/46 , Continuously Callable @101 ............................... 4,000 3,666
Radford IDA Revenue (NBGA - Fannie Mae) , 3 .50% , 9/15/29 , Continuously Callable @100 . 3,860 3,860
Roanoke Economic Development Authority Revenue
5 .00% , 7/1/47 ..................................................... 5,000 5,393
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 5,000 4,626
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,640 1,659
Series A , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 4,060 3,919
Rockingham County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,000 1,009
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,180 4,300
Salem Economic Development Authority Revenue
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 250 242
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 225 214
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 250 234
4 .00% , 4/1/45 , Continuously Callable @100 ............................... 750 651
5 .00% , 4/1/49 , Continuously Callable @100 ............................... 910 887
6 .00% , 4/1/55 , Continuously Callable @100 ............................... 250 267
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/36 , Continuously Callable @100 ............................... 5,900 5,928
4 .00% , 6/15/37 , Continuously Callable @100 ............................... 6,495 6,445
Tobacco Settlement Financing Corp. Revenue , Series B1 , 5 .00% , 6/1/47 , Continuously Callable
@100 ........................................................... 5,000 4,155
University of Virginia Revenue
Series A-1 , 4 .00% , 4/1/45 , Continuously Callable @100 ....................... 3,600 3,525
Series B , 5 .00% , 9/1/49 , Continuously Callable @100 ......................... 8,000 8,246
Virginia Beach Development Authority Revenue
5 .00% , 9/1/40 , Continuously Callable @103 ............................... 3,250 3,246
5 .00% , 9/1/44 , Continuously Callable @103 ............................... 4,865 4,766
4 .00% , 9/1/48 , Continuously Callable @103 ............................... 3,755 2,930
Virginia College Building Authority Revenue
5 .00% , 6/1/26 ..................................................... 250 252

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 6/1/27 ..................................................... $ 275 $ 281
5 .00% , 6/1/28 ..................................................... 295 306
5 .00% , 6/1/29 ..................................................... 300 315
5 .00% , 6/1/30 ..................................................... 325 346
5 .00% , 6/1/31 ..................................................... 300 322
4 .00% , 1/15/33 , Continuously Callable @100 ............................... 965 983
4 .00% , 1/15/35 , Continuously Callable @100 ............................... 545 554
4 .00% , 1/15/36 , Continuously Callable @100 ............................... 650 658
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 925 911
4 .00% , 1/15/43 , Continuously Callable @100 ............................... 1,285 1,207
4 .00% , 6/1/46 , Continuously Callable @100 ............................... 1,000 855
6 .00% , 6/1/55 , Continuously Callable @100 ............................... 1,500 1,593
Series A , 3 .00% , 1/15/46 , Continuously Callable @100 ........................ 1,000 778
Series A , 3 .00% , 1/15/51 , Continuously Callable @100 ........................ 1,175 866
Series E , 5 .00% , 2/1/31 , Continuously Callable @100 ......................... 10,000 10,441
Series E , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 4,000 4,171
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Revenue , 4 .00% ,
5/15/46 , Continuously Callable @100 .................................... 5,195 4,914
Virginia Commonwealth Transportation Board Revenue
5 .00% , 3/15/32 , Continuously Callable @100 ............................... 3,350 3,464
5 .00% , 9/15/32 , Continuously Callable @100 ............................... 9,190 9,498
4 .00% , 5/15/42 , Continuously Callable @100 ............................... 10,000 9,897
Series A , 4 .00% , 5/15/36 , Continuously Callable @100 ........................ 2,000 2,030
Virginia Commonwealth University Health System Authority Revenue , Series B , 5 .00% ,
7/1/46 , Continuously Callable @100 ..................................... 5,500 5,535
Virginia Commonwealth University Revenue
Series A , 4 .00% , 11/1/37 , Continuously Callable @100 ........................ 750 763
Series A , 5 .00% , 11/1/38 , Continuously Callable @100 ........................ 350 370
Series A , 4 .00% , 5/1/48 , Continuously Callable @100 ......................... 2,475 2,301
Virginia Housing Development Authority Revenue
Series A , 4 .65% , 9/1/55 , Continuously Callable @100 ......................... 1,200 1,190
Series B , 3 .60% , 5/1/46 , Continuously Callable @100 ......................... 6,555 5,808
Series D , 4 .75% , 8/1/53 , Continuously Callable @100 ........................ 1,500 1,503
Series D , 4 .70% , 7/1/55 , Continuously Callable @100 ........................ 1,250 1,231
Series E , 2 .65% , 7/1/50 , Continuously Callable @100 ......................... 1,640 1,121
Series E , 4 .65% , 7/1/55 , Continuously Callable @100 ......................... 1,000 982
Series E , 4 .95% , 10/1/55 , Continuously Callable @100 ........................ 1,000 1,004
Series E , 5 .20% , 10/1/58 , Continuously Callable @100 ........................ 3,000 3,087
Series E-2 , 4 .60% , 10/1/54 , Continuously Callable @100 ...................... 1,000 988
Series F , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,000 5,087
Series G , 5 .15% , 11/1/52 , Continuously Callable @100 ........................ 1,750 1,797
Series H , 4 .70% , 12/1/54 , Continuously Callable @100 ........................ 800 801
Series I , 2 .45% , 11/1/45 , Continuously Callable @100 ........................ 1,500 1,041
Series K , 1 .95% , 12/1/32 , Continuously Callable @100 ........................ 1,500 1,349
Series K , 2 .05% , 12/1/33 , Continuously Callable @100 ........................ 665 587
Virginia Resources Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 6,700 6,303
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 15 15
Series A , 4 .00% , 11/1/43 , Continuously Callable @100 ........................ 1,445 1,434
Series A , 4 .00% , 11/1/47 , Continuously Callable @100 ........................ 1,040 993
Series B , 4 .75% , 11/1/52 , Continuously Callable @100 ........................ 750 771
Virginia Small Business Financing Authority Revenue
5 .00% , 10/1/38 .................................................... 1,500 1,623
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 15,830 14,159
4 .00% , 12/1/51 , Continuously Callable @103 ............................... 4,000 3,347
Series A , 4 .00% , 1/1/45 , Continuously Callable @103 ......................... 2,800 2,575
Series A , 4 .00% , 1/1/51 , Continuously Callable @103 ......................... 16,265 14,257
Series A , 5 .50% , 12/1/54 , Continuously Callable @102 ........................ 4,500 4,662
Series A-1 , 5 .25% , 6/15/55 , Continuously Callable @100 ...................... 2,000 2,060
Virginia Small Business Financing Authority Revenue AMT , Series I-495 , 5 .00% , 12/31/57 ,
Continuously Callable @100 ........................................... 2,000 1,972
Western Regional Jail Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,540 1,563

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 12/1/38 , Continuously Callable @100 ............................... $ 1,000 $ 1,015
Winchester Economic Development Authority Revenue , 5 .00% , 1/1/44 , Continuously Callable
@100 ........................................................... 3,250 3,253
414,316
District of Columbia (6.6%):
Metropolitan Washington Airports Authority Aviation Revenue AMT
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ 3,160 3,286
Series A , 4 .50% , 10/1/53 , Continuously Callable @100 ........................ 2,175 2,090
Series A , 5 .25% , 10/1/53 , Continuously Callable @100 ........................ 2,000 2,065
Series A , 5 .50% , 10/1/54 , Continuously Callable @100 ........................ 5,000 5,285
Series A , 5 .50% , 10/1/55 , Continuously Callable @100 ........................ 250 270
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 3,000 2,737
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,500 1,539
Series B , 4 .00% , 10/1/53 , Continuously Callable @100 ........................ 1,500 1,315
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.) , Series B , 10/1/30 (e) ............................. 5,500 4,705
Washington Metropolitan Area Transit Authority Dedicated Revenue , Series A , 4 .00% , 7/15/45 ,
Continuously Callable @100 ........................................... 2,500 2,386
Washington Metropolitan Area Transit Authority Revenue , Series B , 5 .00% , 7/1/42 ,
Continuously Callable @100 ........................................... 5,000 5,099
30,777
Guam (3.3%):
Guam Government Waterworks Authority Revenue
Series A , 5 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 1,007
Series A , 5 .50% , 7/1/55 , Continuously Callable @100 ......................... 750 785
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 4,000 4,049
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,500 1,576
Series A , 5 .00% , 10/1/43 , Continuously Callable @100 ........................ 200 209
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 225 233
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,500 1,504
Territory of Guam Revenue
Series A , 5 .00% , 11/1/27 .............................................. 200 205
Series A , 5 .00% , 11/1/28 .............................................. 250 260
Series A , 5 .00% , 11/1/29 .............................................. 250 263
Series A , 5 .00% , 11/1/30 .............................................. 250 267
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,120
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 1,250 1,251
Series F , 5 .00% , 1/1/31 ............................................... 500 539
Series F , 4 .00% , 1/1/42 , Continuously Callable @100 ......................... 1,000 954
15,222
Total Municipal Bonds (Cost $492,033)
a
a
a
460,315
Total Investments (Cost $492,033) — 98.8% 460,315
Other assets in excess of liabilities —  1.2% 5,641
NET ASSETS - 100.00% $ 465,956
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Put Bond.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$7,008 (thousands) and amounted to 1.5% of net assets.
(e) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.2%)
California (97.6%):
Alameda Corridor Transportation Authority Revenue , Series A , 0.00% , 10/1/50 , Continuously
Callable @100 (a) ................................................... $ 1,250 $ 707
Albany Unified School District, GO , Series B , 4 .00% , 8/1/46 , Continuously Callable @100 .. 1,500 1,462
Bay Area Toll Authority Revenue , Series A , 4 .04% ( MUNIPSA + 125 bps ) , 4/1/36 , (Put Date
4/1/27) (b) (c) ...................................................... 15,000 15,022
Burbank Unified School District, GO
4 .30% , 8/1/33 , Continuously Callable @100 ............................... 3,085 3,181
4 .35% , 8/1/34 , Continuously Callable @100 ............................... 3,000 3,095
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT , Series B ,
5 .25% , 7/1/54 , Continuously Callable @100 ............................... 2,875 2,983
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.) , Series B , 4 .50% , 7/1/54 , Continuously Callable @100 .... 1,000 987
California Community Choice Financing Authority Revenue , Series C , 5 .00% , 12/1/55 , (Put
Date 10/1/33) (c) .................................................... 500 532
California Community Housing Agency Revenue , Series A , 5 .00% , 8/1/50 , Continuously
Callable @100 (d) ................................................... 1,900 1,755
California County Tobacco Securitization Agency Revenue
4 .00% , 6/1/49 , Continuously Callable @100 ............................... 500 432
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 500 440
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 1,000 874
California Educational Facilities Authority Revenue
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 2,000 2,060
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 2,000 2,019
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,000 1,002
Series A , 4 .25% , 11/1/50 , Continuously Callable @100 ........................ 1,000 973
Series A , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,500 5,565
Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ........................ 500 479
California Enterprise Development Authority Revenue
5 .00% , 6/1/44 , Continuously Callable @100 (d) ............................. 750 732
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 1,900 1,735
4 .00% , 11/1/50 , Continuously Callable @100 ............................... 680 617
4 .00% , 6/1/54 , Continuously Callable @100 ............................... 2,000 1,861
5 .00% , 6/1/54 , Continuously Callable @100 (d) ............................. 1,985 1,880
California Health Facilities Financing Authority Revenue
Series A , 4 .00% , 3/1/39 , Continuously Callable @100 ......................... 7,375 7,069
Series A , 5 .25% , 12/1/44 , Continuously Callable @100 ........................ 1,300 1,371
Series A , 5 .00% , 8/15/47 , Continuously Callable @100 ........................ 2,900 2,844
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 10,000 8,864
Series A , 4 .00% , 4/1/49 , Pre-refunded 4/1/30 @ 100 .......................... 55 59
Series B , 4 .00% , 11/15/41 , Continuously Callable @100 ....................... 14,000 13,627
Series B , 5 .25% , 11/15/53 , Continuously Callable @100 ....................... 1,000 1,035
California Infrastructure & Economic Development Bank Revenue
4 .00% , 7/1/50 , Continuously Callable @100 ............................... 4,000 3,800
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,000 2,045
Series B , 5 .00% , 11/1/57 , Continuously Callable @100 ........................ 1,300 1,321
California Municipal Finance Authority Certificate of Participation , 5 .25% , 6/1/55 ,
Continuously Callable @100 ........................................... 3,000 3,136
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty
Corp.)
Series A , 5 .25% , 11/1/36 , Continuously Callable @100 ........................ 1,000 1,067
Series A , 5 .25% , 11/1/52 , Continuously Callable @100 ........................ 500 513
California Municipal Finance Authority Revenue
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 6,500 5,785
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 965 854
5 .00% , 7/1/55 , Continuously Callable @103 ............................... 1,000 1,016
Series A , 5 .00% , 2/1/37 , Continuously Callable @100 ......................... 750 759
Series A , 5 .50% , 5/1/44 , Continuously Callable @100 (d) ...................... 290 292
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 2,000 1,823
Series A , 5 .00% , 2/1/47 , Continuously Callable @100 ......................... 2,000 2,008
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,000
Series A , 5 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 972

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 11/15/52 , Continuously Callable @103 ....................... $ 750 $ 616
Series A , 5 .00% , 4/1/54 , Continuously Callable @103 ......................... 1,540 1,536
Series A , 5 .75% , 5/1/54 , Continuously Callable @100 (d) ...................... 710 714
Series A , 4 .00% , 11/15/56 , Continuously Callable @103 ....................... 1,100 886
Series A , 5 .88% , 5/1/59 , Continuously Callable @100 (d) ...................... 305 310
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4 .13% , 5/15/39 , Continuously Callable @100 ............................... 1,900 1,915
4 .13% , 5/15/46 , Continuously Callable @100 ............................... 2,100 2,093
Series B , 5 .00% , 5/15/47 , Continuously Callable @102 ........................ 2,500 2,519
California Pollution Control Financing Authority Revenue , 5 .00% , 11/21/45 , Continuously
Callable @100 (d) ................................................... 7,470 7,547
California Pollution Control Financing Authority Revenue AMT , 3 .80% , 7/1/43 , (Put Date
2/17/26) (c) (d) ..................................................... 500 496
California Public Finance Authority Revenue
5 .00% , 10/15/37 , Continuously Callable @100 .............................. 1,000 1,005
5 .00% , 10/15/47 , Continuously Callable @100 .............................. 3,000 2,945
Series A , 5 .00% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,004
California School Finance Authority Revenue
5 .00% , 8/1/41 , Continuously Callable @100 (d) ............................. 1,600 1,600
5 .00% , 8/1/46 , Continuously Callable @100 (d) ............................. 2,050 1,961
5 .00% , 7/1/49 , Continuously Callable @103 (d) ............................. 1,000 1,014
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (d) ...................... 1,370 1,370
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 650 600
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 900 832
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 3,150 3,147
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 1,050 1,058
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 (d) ...................... 2,000 1,985
Series IS , 5 .00% , 8/1/42 , Continuously Callable @100 (d) ...................... 1,000 1,002
Series IS , 5 .00% , 8/1/52 , Continuously Callable @100 (d) ...................... 1,000 974
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 2,750 2,759
5 .00% , 10/1/46 , Continuously Callable @100 ............................... 2,750 2,763
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,995 2,018
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 4,000 4,067
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,500 1,405
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 2,000 1,991
Series A , 4 .00% , 8/15/51 , Continuously Callable @100 ........................ 3,000 2,673
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,000 1,005
Series A , 5 .00% , 12/1/57 , Continuously Callable @100 ........................ 2,500 2,527
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 4 .00% , 11/1/46 , Continuously
Callable @100 ..................................................... 4,000 3,799
California Statewide Communities Development Authority Special Tax , Series A , 5 .00% ,
9/2/55 , Continuously Callable @100 ..................................... 1,255 1,281
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/50 , Continuously Callable @100 ......................... 9,000 8,540
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax , Series
A , 5 .00% , 9/1/52 , Continuously Callable @100 ............................. 750 772
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax , 4 .00% ,
9/1/52 , Callable 9/1/28 @ 103 (d) ........................................ 1,750 1,506
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 1,250 1,236
Series A , 5 .00% , 9/1/55 , Continuously Callable @100 (d) ...................... 1,000 982
Series B , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 640 627
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,300 1,326
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
5/1/47 , Continuously Callable @100 ..................................... 2,000 2,028
City of Los Angeles Department of Airports Revenue AMT
Series A , 5 .00% , 5/15/55 , Continuously Callable @100 ........................ 1,500 1,539
Series C , 4 .00% , 5/15/50 , Continuously Callable @100 ........................ 1,840 1,651

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
City of Sacramento Special Tax , 5 .38% , 9/1/52 , Continuously Callable @103 (d) .......... $ 2,000 $ 2,012
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.) , 4 .00% , 11/15/44 ,
Continuously Callable @100 ........................................... 5,000 4,849
City of Upland Certificate of Participation
4 .00% , 1/1/42 , Continuously Callable @100 ............................... 3,000 2,818
5 .00% , 1/1/47 , Continuously Callable @100 ............................... 2,000 2,003
County of Sacramento Airport System Revenue AMT , Series D , 5 .25% , 7/1/50 , Continuously
Callable @100 ..................................................... 2,000 2,106
Foothill-Eastern Transportation Corridor Agency Revenue , Series B-2 , 3 .50% , 1/15/53 ,
Continuously Callable @100 ........................................... 1,500 1,238
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34 (e) ........................................................ 15,000 11,832
1/15/35 (e) ........................................................ 7,500 5,701
Golden State Tobacco Securitization Corp. Revenue , Series B , 5 .00% , 6/1/51 , Continuously
Callable @100 ..................................................... 1,000 1,003
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/31 ,
Continuously Callable @100 ........................................... 2,940 2,944
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series A ,
4 .00% , 8/1/46 , Continuously Callable @100 ............................... 3,550 3,436
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series C , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 450 457
Series C , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 450 453
Irvine Unified School District Special Tax
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 2,990 3,057
Series B , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,011
Series B , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 995 1,011
Series C , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,007
Series C , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 520 525
Series D , 5 .00% , 9/1/49 , Continuously Callable @100 ........................ 995 1,004
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,790 1,703
Series A , 5 .00% , 9/1/56 , Continuously Callable @100 ......................... 5,970 6,032
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/52 , Continuously Callable
@100 ........................................................... 1,500 1,416
Los Angeles Department of Water & Power Revenue , Series C , 5 .00% , 7/1/51 , Continuously
Callable @100 ..................................................... 1,500 1,562
Los Angeles Housing Authority Revenue , Series A , 4 .40% , 12/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,829
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2024-DBE-8152 , 1 .35% , 7/1/54 (d) (f) ................................ 900 900
Manteca Unified School District Special Tax , Series A , 5 .00% , 9/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,040
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/41 , Continuously Callable @100 5,790 5,791
Middle Fork Project Finance Authority Revenue , 5 .00% , 4/1/33 , Continuously Callable @100 2,205 2,314
Monrovia Financing Authority Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 ..... 3,435 3,441
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
12/1/45 , Continuously Callable @100 .................................... 2,345 2,349
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
B , 5 .00% , 8/1/47 , Continuously Callable @100 ............................. 6,500 6,748
Mountain View School District County, GO (INS - Build America Mutual Assurance Co.) ,
Series B , 5 .00% , 8/1/48 , Continuously Callable @100 ......................... 3,315 3,364
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 5,000 5,007
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 3,500 3,503
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series C , 8/1/30 (e) .................................................. 7,500 6,675
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.) , Series 2004-A , 8/1/31 (e) ... 12,230 9,749
Palomar Health, GO (INS - National Public Finance Guarantee Corp.) , Series A , 8/1/26 (e) ... 5,500 5,336

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Perris Union High School District, GO (INS - Assured Guaranty Corp.) , Series A , 4 .00% ,
9/1/48 , Continuously Callable @100 ..................................... $ 5,000 $ 4,916
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.) , 4 .00% ,
9/1/50 , Continuously Callable @100 ..................................... 4,750 4,519
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center) , Series O-1 , 0 .75% , 5/15/45 (f) .................... 420 420
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 2,800 2,700
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.) , Series
A-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............................ 1,500 1,576
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.) , Series 2016-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............... 2,000 2,081
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/41 , Continuously Callable @100 ......................... 2,000 2,025
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/44 , Continuously Callable @100 ................... 2,000 2,002
San Diego County Regional Airport Authority Revenue , Series A , 5 .00% , 7/1/47 , Continuously
Callable @100 ..................................................... 1,500 1,526
San Diego County Regional Airport Authority Revenue AMT
Series B , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 3,000 2,759
Series B , 5 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,685 1,715
Series B , 5 .50% , 7/1/55 , Continuously Callable @100 ......................... 1,500 1,612
Series B , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 5,250 5,296
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT
Series A , 5 .25% , 5/1/49 , Continuously Callable @100 ......................... 1,400 1,477
Series A , 5 .50% , 5/1/55 , Continuously Callable @100 ......................... 12,000 12,810
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series A , 5 .00% , 2/1/38 , Continuously Callable @100 ....... 5,000 5,005
Santa Clarita Community College District, GO , 4 .00% , 8/1/46 , Continuously Callable @100 . 5,250 5,142
Stockton Public Financing Authority Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 920 856
5 .00% , 3/1/47 , Continuously Callable @100 ............................... 4,385 4,397
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America
Mutual Assurance Co.) , 4 .00% , 6/1/43 , Continuously Callable @100 .............. 1,000 1,001
Tobacco Securitization Authority of Southern California Revenue
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 655 645
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 2,175 2,177
Transbay Joint Powers Authority Tax Allocation , Series A , 5 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 800 792
University of California Revenue , Series AL-2 , 0 .25% , 5/15/48 (f) .................... 3,800 3,800
Vacaville Unified School District, GO , Series D , 4 .00% , 8/1/45 , Continuously Callable @100 1,850 1,824
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 4,475 4,327
Washington Township Health Care District Revenue
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,000 1,002
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 ......................... 1,500 1,583
Washington Township Health Care District, GO , Series A , 4 .00% , 8/1/51 , Continuously
Callable @100 ..................................................... 3,280 3,066
398,554
Guam (1.6%):
Antonio B Won Pat International Airport Authority Revenue AMT , Series A , 5 .25% , 10/1/41 ,
Continuously Callable @100 ........................................... 100 107
Guam Government Waterworks Authority Revenue , Series A , 5 .50% , 7/1/55 , Continuously
Callable @100 ..................................................... 750 785
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 2,800 2,834

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ $ 2,635 $ 2,769
6,495
Total Municipal Bonds (Cost $411,289)
a
a
a
405,049
Total Investments (Cost $411,289) — 99.2% 405,049
Other assets in excess of liabilities —  0.8% 3,087
NET ASSETS - 100.00% $ 408,136
(a) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(b) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2025.
(c) Put Bond.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$36,532 (thousands) and amounted to 9.0% of net assets.
(e) Zero-coupon bond.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
MUNIPSA
—
SIFMA Municipal Swap Index Yield
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2025
Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.7%)
New York (99.7%):
Albany Capital Resource Corp. Revenue , 5 .00% , 6/1/49 , Continuously Callable @100 ..... $ 1,500 $ 1,093
Albany County Airport Authority Revenue , Series A , 5 .00% , 12/15/48 , Continuously Callable
@100 ........................................................... 1,000 1,009
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 1,000 838
Brookhaven Local Development Corp. Revenue
5 .25% , 11/1/36 , Continuously Callable @100 ............................... 1,500 1,514
4 .00% , 10/1/45 , Continuously Callable @100 ............................... 1,000 951
Series B , 4 .00% , 11/1/55 , Continuously Callable @102 ........................ 1,000 800
Broome County Local Development Corp. Revenue , 4 .00% , 7/1/47 , Continuously Callable
@103 ........................................................... 500 420
Buffalo & Erie County Industrial Land Development Corp. Revenue
5 .00% , 8/1/52 , Continuously Callable @100 ............................... 1,000 945
Series A , 5 .00% , 6/1/35 , Continuously Callable @102 ......................... 1,000 1,019
Build NYC Resource Corp. Revenue
5 .00% , 6/1/40 , Continuously Callable @100 ............................... 700 713
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 500 491
4 .00% , 8/1/42 , Continuously Callable @100 ............................... 1,000 834
5 .00% , 7/1/45 , Continuously Callable @100 ............................... 2,000 2,000
5 .00% , 6/1/48 , Continuously Callable @102 ............................... 2,000 1,945
4 .00% , 7/1/49 , Continuously Callable @100 ............................... 500 460
4 .75% , 6/15/53 , Continuously Callable @100 ............................... 500 449
5 .75% , 6/1/62 , Continuously Callable @100 (a) ............................. 250 251
Series A , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 500 481
Series A , 5 .50% , 12/1/56 , Continuously Callable @100 ........................ 360 381
Bushnell's Basin Fire Association, Inc. Revenue , 3 .00% , 11/1/30 ..................... 1,450 1,345
City of Elmira, GO , 5 .00% , 7/1/35 , Continuously Callable @100 ..................... 1,575 1,699
City of Long Beach, GO (INS - Build America Mutual Assurance Co.) , Series B , 4 .63% ,
7/15/52 , Continuously Callable @100 .................................... 2,000 2,014
City of New York, GO , Series B-3 , 1 .25% , 10/1/46 (b) ............................. 3,720 3,720
Dutchess County Local Development Corp. Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 600 582
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 2,000 1,822
Hempstead Town Local Development Corp. Revenue , 5 .00% , 7/1/48 , Continuously Callable
@100 ........................................................... 300 298
Hudson Yards Infrastructure Corp. Revenue , Series A , 4 .00% , 2/15/44 , Continuously Callable
@100 ........................................................... 2,000 1,916
Jefferson County Civic Facility Development Corp. Revenue , 4 .00% , 11/1/47 , Continuously
Callable @100 ..................................................... 1,000 752
Metropolitan Transportation Authority Revenue
Series A , 4 .63% , 11/15/50 , Continuously Callable @100 ....................... 335 331
Series A1 , 5 .25% , 11/15/56 , Continuously Callable @100 ...................... 1,000 1,002
Series B , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 1,000 895
Monroe County Industrial Development Corp. Revenue
5 .00% , 12/1/46 , Continuously Callable @100 ............................... 1,500 1,474
4 .00% , 10/1/47 , Continuously Callable @100 ............................... 1,000 859
5 .00% , 6/1/59 , Continuously Callable @100 (a) ............................. 1,000 960
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 2,000 2,002
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 1/15/38 , Continuously Callable @100 ......................... 500 500
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/55 ,
Continuously Callable @100 ........................................... 1,000 967
New York City Housing Development Corp. Revenue
4 .20% , 11/1/58 , Continuously Callable @100 ............................... 2,990 2,715
Series A-1 , 4 .80% , 11/1/55 , Continuously Callable @100 ...................... 1,000 1,003
Series C , 4 .95% , 2/1/55 , Continuously Callable @100 ......................... 165 165
Series F-2 , 5 .00% , 11/1/55 , Continuously Callable @100 ...................... 665 672
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series R , 2 .25% , 10/1/29 ........................................ 620 600
New York City Municipal Water Finance Authority Revenue
Series AA , 5 .00% , 6/15/55 , Continuously Callable @100 ...................... 1,000 1,039

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series BB , 4 .25% , 6/15/53 , Continuously Callable @100 ...................... $ 1,000 $ 939
Series DD , 1 .25% , 6/15/33 (b) .......................................... 3,410 3,410
New York City Transitional Finance Authority Building Aid Revenue , Series S-1 , 4 .00% ,
7/15/45 , Continuously Callable @100 .................................... 2,000 1,895
New York Convention Center Development Corp. Revenue
5 .00% , 11/15/45 , Continuously Callable @100 .............................. 500 500
Series B , 11/15/37 (c) ................................................ 1,000 584
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , Series B , 11/15/48 (c) ........................................... 2,000 646
New York Liberty Development Corp. Revenue
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,388
Series 1 , 5 .00% , 11/15/44 , Continuously Callable @100 (a) ..................... 1,000 987
New York Power Authority Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @100 250 262
New York State Dormitory Authority Revenue
6 .00% , 7/1/40 , Continuously Callable @100 (a) ............................. 2,700 2,638
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 570 576
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 725 651
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 805
Series 1 , 4 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 934
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 2,000 1,849
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 2,000 1,842
Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,250 2,152
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 691
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 1,500 1,389
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500 416
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 1,000 1,037
Series A , 5 .25% , 7/1/55 , Continuously Callable @100 ......................... 1,000 1,068
Series A-1 , 3 .50% , 7/1/44 , Continuously Callable @100 ....................... 1,000 828
Series A-1 , 4 .00% , 7/1/45 , Continuously Callable @100 ....................... 3,000 2,866
Series A-1 , 5 .50% , 7/1/55 , Continuously Callable @100 ....................... 165 176
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 750 775
New York State Housing Finance Agency Revenue
Series B-1 , 5 .15% , 11/1/55 , Continuously Callable @100 ...................... 500 509
Series C-1 , 4 .75% , 11/1/53 , Continuously Callable @100 ...................... 1,100 1,097
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 1 .40% , 8/1/50 (a) (b) ............................................. 290 290
New York State Thruway Authority Revenue
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 883
Series B , 4 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 909
New York Transportation Development Corp. Revenue AMT , 6 .00% , 6/30/55 , Continuously
Callable @100 ..................................................... 1,000 1,081
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty
Municipal Corp.)
5 .00% , 6/30/54 , Continuously Callable @100 ............................... 1,000 1,009
Series A , 4 .50% , 12/31/54 , Continuously Callable @100 ....................... 1,000 934
Oneida County Local Development Corp. Revenue , 4 .00% , 7/1/39 , Continuously Callable
@100 ........................................................... 750 631
Onondaga Civic Development Corp. Revenue
5 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 862
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 1,090 1,105
Onondaga County Trust for Cultural Resources Revenue , 5 .00% , 5/1/40 , Continuously Callable
@100 ........................................................... 800 812
Southold Local Development Corp. Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 . 1,000 1,000
St. Lawrence County Industrial Development Agency Revenue
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 1,770 1,569
5 .25% , 7/1/52 , Continuously Callable @100 ............................... 1,000 1,011
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 500 455
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 211 , 3 .80% ,
10/1/48 , Continuously Callable @100 .................................... 1,100 1,018
Suffolk County Economic Development Corp. Revenue , Series C , 5 .00% , 7/1/33 , Continuously
Callable @100 ..................................................... 250 250

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... $ 750 $ 761
The Trust for Cultural Resources of The City of New York Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 911
Tompkins County Development Corp. Revenue , 5 .00% , 7/1/44 , Continuously Callable @100 1,375 1,375
Triborough Bridge & Tunnel Authority Revenue
Series A , 4 .00% , 11/15/52 , Continuously Callable @100 ....................... 3,000 2,775
Series A , 4 .50% , 12/1/56 , Continuously Callable @100 ........................ 500 498
Series A-1 , 4 .00% , 11/15/54 , Continuously Callable @100 ..................... 1,000 920
Series B , 11/15/32 (c) ................................................ 1,000 814
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,003
Westchester County Local Development Corp. Revenue
5 .00% , 7/1/42 , Continuously Callable @103 ............................... 815 818
5 .00% , 11/1/46 , Continuously Callable @100 ............................... 1,000 921
5 .00% , 6/1/47 , Continuously Callable @100 ............................... 1,000 978
Series S , 5 .00% , 1/1/51 , Continuously Callable @103 ......................... 1,000 966
Westchester Tobacco Asset Securitization Corp. Revenue , Series B , 5 .00% , 6/1/41 ,
Continuously Callable @100 ........................................... 500 504
105,899
Total Municipal Bonds (Cost $112,269)
a
a
a
105,899
Total Investments (Cost $112,269) — 99.7% 105,899
Other assets in excess of liabilities —  0.3% 348
NET ASSETS - 100.00% $ 106,247
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2025, the fair value of these securities was
$5,126 (thousands) and amounted to 4.8% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.